UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
STI Classic Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 12/31/2007

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.4%)
Consumer Discretionary (16.5%)
Best Buy Co., Inc. (a)	101,900	5,365
Blue Nile, Inc.*	110,300	7,507
Coach, Inc.*	203,100	6,211
eBay, Inc.*	334,300	11,096
Focus Media Holding Ltd., ADR* (a)	37,500	2,130
Life Time Fitness, Inc.*	94,100	4,675
Monster Worldwide, Inc.* (a)	156,100	5,058
Nordstrom, Inc. (a)	177,300	6,512
Starbucks Corp.*	306,200	6,268
Urban Outfitters, Inc.* (a)	131,300	3,579
VistaPrint Ltd.*	105,700	4,529

		62,930

Consumer Staples (1.9%)
Archer-Daniels-Midland Co. (a)	153,900	7,146

Energy (1.7%)
Trina Solar Ltd., ADR* (a)	122,100	6,569

Financials (10.1%)
BlackRock, Inc., Cl A (a)	60,400	13,095
CB Richard Ellis Group, Inc., Cl A* (a)	177,500	3,825
Euronet Worldwide, Inc.*	175,000	5,250
Huron Consulting Group, Inc.*	91,800	7,402
Legg Mason, Inc.	46,300	3,387
Portfolio Recovery Associates, Inc.	138,000	5,474

		38,433

Health Care (18.3%)
Alcon, Inc.	25,500	3,648
Allscripts Healthcare Solutions, Inc.* (a)	160,800	3,123
ArthroCare Corp.* (a)	86,300	4,147
Celgene Corp.*	104,700	4,838
Covance, Inc.*	49,600	4,296
Edwards Lifesciences Corp.*	36,000	1,656
Genentech, Inc.*	113,700	7,626
Gilead Sciences, Inc.* (a)	313,300	14,415
Hologic, Inc.* (a)	105,700	7,255
IDEXX Laboratories, Inc.* (a)	75,000	4,397
Intuitive Surgical, Inc.*	6,700	2,174
LifeCell Corp.*	8,600	371
Psychiatric Solutions, Inc.*	280,100	9,103
VCA Antech, Inc.* (a)	65,700	2,906

		69,955

Industrials (6.5%)
First Solar, Inc.*	93,200	24,897

Information Technology (35.6%)
Apple, Inc.*	113,800	22,542
Baidu.com, Inc. ADR* (a)	5,400	2,108
Cisco Systems, Inc.*	346,800	9,388
Cognizant Technology Solutions Corp., Cl A*	505,000	17,140
Equinix, Inc.*	44,800	4,528
F5 Networks, Inc.*	179,500	5,119
Google, Inc., Cl A* (a)	27,000	18,670
MEMC Electronic Materials, Inc.*	53,700	4,752
Paychex, Inc. (a)	157,100	5,690

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology — continued
QUALCOMM, Inc.	264,400	10,404
Riverbed Technology, Inc.*	165,300	4,420
Starent Networks Corp.* (a)	130,600	2,383
SunPower Corp., Cl A*	113,700	14,825
VMware, Inc., Cl A* (a)	80,900	6,876
Yahoo!, Inc.* (a)	297,000	6,908

		135,753

Telecommunication Services (6.8%)
American Tower Corp., Cl A*	160,000	6,816
NII Holdings, Inc.* (a)	250,000	12,080
Time Warner Telecom, Inc., Cl A* (a)	337,700	6,852

		25,748

Total Common Stocks (Cost $290,557)		371,431

Short-Term Investments (23.5%)
Credit Suisse Enhanced Liquidity Fund (b)	89,585,189	89,585

Total Short-Term Investments (Cost $89,585)		89,585

Money Market Fund (2.2%)
STI Classic Institutional Cash Management Money Market Fund (c)	8,313,844	8,314

Total Money Market Fund (Cost $8,314)		8,314

Total Investments (Cost $388,456) (d) — 123.1%		469,330
Liabilities in excess of other assets — (23.1)%		(88,037)

Net Assets — 100.0%		$381,293

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $86,524.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.0%)
Consumer Discretionary (11.2%)
Blue Nile, Inc.*	61,900	4,213
Focus Media Holding Ltd., ADR* (a)	47,000	2,670
Life Time Fitness, Inc.*	48,000	2,385
Polo Ralph Lauren Corp. (a)	44,000	2,719
VistaPrint Ltd.*	79,100	3,389

		15,376

Energy (3.5%)
EnerNOC, Inc.* (a)	14,100	692
Trina Solar Ltd., SP ADR* (a)	76,300	4,105

		4,797

Financials (15.9%)
BlackRock, Inc., Cl A (a)	21,600	4,683
CB Richard Ellis Group, Inc., Cl A* (a)	139,400	3,004
eHealth, Inc.* (a)	40,800	1,310
Euronet Worldwide, Inc.*	107,200	3,216
Greenhill & Co., Inc. (a)	18,400	1,224
Huron Consulting Group, Inc.*	65,300	5,265
Portfolio Recovery Associates, Inc.	78,300	3,106

		21,808

Health Care (22.7%)
Allscripts Healthcare Solutions, Inc.* (a)	65,300	1,268
Amylin Pharmaceuticals, Inc.* (a)	26,700	988
ArthroCare Corp.* (a)	47,300	2,273
AspenBio Pharma, Inc.* (a)	129,400	1,128
Hansen Medical, Inc.* (a)	24,400	731
HMS Holdings Corp.* (a)	119,500	3,969
Hologic, Inc.* (a)	70,700	4,853
IDEXX Laboratories, Inc.* (a)	32,600	1,911
Illumina, Inc.* (a)	21,100	1,250
Insulet Corp.*	43,200	1,014
Intuitive Surgical, Inc.*	8,600	2,791
LifeCell Corp.*	46,600	2,009
Medivation, Inc.* (a)	44,900	647
Myriad Genetics, Inc.* (a)	27,600	1,281
Psychiatric Solutions, Inc.*	121,400	3,945
United Therapeutics Corp.* (a)	9,300	908

		30,966

Industrials (13.1%)
Dynamic Materials Corp. (a)	23,300	1,373
First Solar, Inc.*	33,900	9,056
Fuel Tech, Inc.*	143,400	3,248
Itron, Inc.* (a)	29,800	2,860
Zoltek Cos., Inc.* (a)	32,400	1,389

		17,926

Information Technology (23.7%)
Cognizant Technology Solutions Corp., Cl A*	203,900	6,920
Data Domain, Inc.* (a)	51,000	1,343
Energy Conversion Devices, Inc.* (a)	10,700	360
Equinix, Inc.*	26,900	2,719
F5 Networks, Inc.*	104,400	2,977
IHS, Inc., Cl A*	38,700	2,344
LoopNet, Inc.* (a)	83,000	1,166

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology — continued
Omniture, Inc.* (a)	64,200	2,137
Riverbed Technology, Inc.* (a)	108,100	2,891
Shutterfly, Inc.* (a)	62,900	1,612
SiRF Technology Holdings, Inc.* (a)	52,300	1,314
Starent Networks Corp.* (a)	93,900	1,714
SunPower Corp., Cl A*	38,100	4,968

		32,465

Telecommunication Services (7.9%)
Cbeyond, Inc.* (a)	59,600	2,324
NII Holdings, Inc.* (a)	117,100	5,658
Time Warner Telecom, Inc., Cl A* (a)	138,500	2,810

		10,792

Total Common Stocks (Cost $110,327)		134,130

Short-Term Investments (41.9%)
Credit Suisse Enhanced Liquidity Fund (b)	57,283,252	57,283

Total Short-Term Investments (Cost $57,283)		57,283

Money Market Fund (2.4%)
STI Classic Institutional Cash Management Money Market Fund (c)	3,286,492	3,286

Total Money Market Fund (Cost $3,286)		3,286

Total Investments (Cost $170,896) (d) — 142.3%		194,699
Liabilities in excess of other assets — (42.3)%		(57,924)

Net Assets — 100.0%		$136,775

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $55,346.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (202.9%)
Common Stock (0.6%)
United States (0.6%)
Sohu.com, Inc.*	500	27

Total Common Stocks (Cost $28)		27

Foreign Common Stocks (128.8%)
Australia (6.9%)
Bendigo Bank, Ltd.	1,200	15
David Jones, Ltd.	5,300	26
Flight Centre, Ltd.	500	14
GWA International, Ltd.	6,500	20
IOOF Holdings, Ltd.	2,100	15
Macquarie Airports	6,915	25
Macquarie Infrastructure Group	12,000	32
Mount Gibson Iron, Ltd.*	6,000	15
Qantas Airways, Ltd.	10,474	50
Seven Network, Ltd.	1,300	15
St. George Bank, Ltd.	500	14
Toll Holdings, Ltd.	2,465	25
Westpac Banking Corp.	2,050	50
Woolworths, Ltd.	842	25

		341

Austria (1.6%)
OMV AG	200	16
Raiffeisen International Bank-Holding AG	100	15
voestalpine AG	700	51

		82

Belgium (0.6%)
Colruyt SA	60	14
Euronav SA	400	14

		28

Bermuda (1.0%)
PartnerRe, Ltd.	600	50

Brazil (1.0%)
Empresa Brasileira de Aeronautica SA ADR	500	23
Tele Norte Leste Participacoes SA ADR	1,300	25

		48

Canada (6.0%)
Methanex Corp.	1,100	30
NOVA Chemicals Corp.	1,500	49
Open Text Corp.*	500	16
Petro-Canada	1,000	54
Potash Corp. of Saskatchewan, Inc.	200	29
Research In Motion, Ltd.*	600	68
Sun Life Financial, Inc.	900	50

		296

Cayman Islands (1.8%)
Baidu.com, Inc. SP ADR*	100	39
Seagate Technology	1,000	26

	Shares or
	Principal
	Amount ($)	Value ($)
Cayman Islands — continued
Shanda Interactive Entertainment, Ltd. SP ADR*	700	23

		88

Denmark (1.4%)
Carlsberg A/S, Cl B	200	24
SimCorp A/S	100	20
Sydbank A/S	600	26

		70

France (8.7%)
Alstom	190	41
Bouygues SA	600	50
Eiffage SA	200	20
European Aeronautic Defence & Space Co.	1,500	48
France Telecom SA SP ADR	1,400	50
Pernod Ricard	100	23
Rallye SA	200	14
Recylex SA*	700	16
Sanofi-Aventis ADR	1,400	64
Unibail-Rodamco	100	22
Vinci SA	300	22
Vivendi	1,300	59

		429

Germany (15.6%)
Aixtron AG*	1,100	16
BASF SE SP ADR	300	44
Bayer AG SP ADR	800	72
Bechtle AG	600	24
Bilfinger Berger AG	300	23
Celesio AG	200	12
Colonia Real Estate AG	700	17
comdirect bank AG	1,200	15
Daimler AG	500	48
Deutsche Euroshop AG	400	14
E.ON AG	360	77
Fresenius Medical Care AG & Co. ADR	500	26
GEA Group AG*	1,000	34
Hannover Rueckversicherung AG	1,100	51
Jungheinrich AG	500	20
KUKA AG*	400	15
MAN AG	200	33
Medion AG*	600	16
Muenchener Rueckversicherungs-Gesellschaft AG	300	58
Salzgitter AG	200	30
Stada Arzneimittel AG	400	25
ThyssenKrupp AG	900	51
TUI AG*	900	25
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Germany — continued
Volkswagen AG	110	25

		771

Greece (0.9%)
Alpha Bank A.E.	400	15
Coca-Cola Hellenic Bottling Co. SA	700	30

		45

Hong Kong (3.0%)
China Resources Land, Ltd.	11,000	24
Esprit Holdings, Ltd.	1,500	22
Hong Kong Exchanges & Clearing, Ltd.	500	14
Kerry Properties, Ltd.	1,825	15
Orient Overseas International, Ltd.	4,000	30
Ping An Insurance (Group) Co. of China, Ltd.	1,700	18
Shanghai Industrial Holdings, Ltd.	3,000	13
Television Broadcasts, Ltd.	2,000	12

		148

Israel (0.3%)
Alvarion, Ltd.*	1,600	15

Italy (4.0%)
Danieli & Co. SpA	800	25
Enel SpA	4,300	51
Fiat SpA	2,000	52
IFI-Istituto Finanziario Industriale SpA*	800	27
Impregilo SpA	2,300	16
Recordati SpA	2,900	26

		197

Japan (27.7%)
Alpine Electronics, Inc.	900	15
Chugai Pharmaceutical Co., Ltd.	1,700	24
Daiichi Chuo Kisen Kaisha	3,000	15
Daikin Industries, Ltd.	500	28
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	26
Fujifilm Holdings Corp. ADR	1,200	50
Glory, Ltd.	1,200	28
Hitachi Software Engineering Co., Ltd.	1,300	25
Ines Corp.	3,500	18
Inpex Holdings, Inc.	1	11
Inui Steamship Co., Ltd.	1,000	15
Invoice, Inc.	498	15
Itochu Corp.	2000	20
Japan Petroleum Exploration Co., Ltd.	200	15
Kansai Electric Power Co., Inc. (The)	1,100	26
Kawasaki Kisen Kaisha, Ltd.	6,000	59
Kojima Co., Ltd.	5,400	27
Lion Corp.	5,000	24
Mabuchi Motor Co., Ltd.	400	24
Marubeni Corp.	7,000	50
Mitsubishi Corp.	1,300	36
Mitsubishi Estate Co., Ltd.	1,000	24
Mitsui & Co., Ltd.	1,000	21
Mitsui O.S.K. Lines, Ltd.	2,000	25

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
Nintendo Co., Ltd.	100	60
Nippon Mining Holdings, Inc.	4,500	29
Nippon Oil Corp.	4,000	32
Nippon Telegraph & Telephone Corp. ADR	2,100	52
Nishi-Nippon City Bank, Ltd. (The)	6,000	15
Nomura Holdings, Inc.	1,500	25
NTT Data Corp.	6	27
Olympus Corp.	1,000	41
Osaka Gas Co., Ltd.	4,000	16
Pilot Corp.	46	98
Sawai Pharmaceutical Co., Ltd.	400	17
Seiko Epson Corp.	1,200	26
Sony Corp.	900	50
Stanley Electric Co., Ltd.	1,200	30
Sumitomo Corp.	1,800	26
Tokai Carbon Co., Ltd.	3,000	27
Tokyu Land Corp.	6,000	52
Toyo Suisan Kaisha, Ltd.	1,000	18
Toyoda Gosei Co., Ltd.	400	14
Toyota Tsusho Corp.	600	16
Yamato Kogyo Co., Ltd.	600	25
Yamazen Corp.	6,000	26
Yoshimoto Kogyo Co., Ltd.	1,900	26

		1,369

Netherlands (4.3%)
Akzo Nobel NV	600	48
ASML Holding NV*	800	25
Koninklijke (Royal) KPN NV	2,800	51
Koninklijke Ahold NV*	1,100	15
Koninklijke BAM Groep NV	1,100	26
Koninklijke DSM NV	500	24
Nutreco Holding NV	400	23

		212

Norway (2.2%)
DnB NOR ASA	3,300	50
Petroleum Geo-Services ASA	500	14
Tandberg ASA	700	15
Yara International ASA	600	28

		107

Philippines (0.4%)
Philippine Long Distance Telephone Co. SP ADR	300	23

Portugal (1.4%)
Altri SGPS SA	2,600	20
Banco Espirito Santo SA	900	20
Jeronimo Martins SGPS SA	1,900	15
Portugal Telecom SGPS SA	1,100	14

		69

Singapore (4.3%)
City Developments, Ltd.	3,000	30
Fraser & Neave, Ltd.	6,000	25
Oversea-Chinese Banking Corp., Ltd.	4,000	23
SembCorp Industries, Ltd.	13,000	52
Singapore Airlines, Ltd.	2,000	24
Singapore Land, Ltd.	3,000	17
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Singapore — continued
United Overseas Bank, Ltd.	3,000	41

		212

South Korea (0.3%)
LG. Philips LCD Co., Ltd. ADR	600	16

Spain (4.1%)
Banco Santander SA SP ADR	3,000	64
Bolsas y Mercados Espanoles	200	14
Metrovacesa SA	200	24
Repsol YPF SA SP ADR	1,400	50
Telefonica SA SP ADR	500	49

		201

Sweden (2.6%)
Axfood AB	600	24
Axis Communications AB	700	17
Getinge AB, Cl B	600	16
Hennes & Mauritz (H&M) AB	800	49
Wihlborgs Fastigheter AB	1,400	25

		131

Switzerland (6.1%)
ABB, Ltd.	1,800	52
Bucher Industries AG	110	25
Galenica AG	35	15
OC Oerlikon Corp. AG*	61	26
Roche Holding AG	300	52
Syngenta AG ADR	500	25
Xstrata PLC	400	28
Zurich Financial Services AG	260	77

		300

United Kingdom (22.6%)
Amlin PLC*	2,500	15
AstraZeneca PLC SP ADR	1,100	47
Autonomy Corp. PLC*	900	16
Aveva Group PLC	800	15
Balfour Beatty PLC	1,500	15
BHP Billiton PLC ADR	800	49
BP PLC SP ADR	1,000	73
Cairn Energy PLC*	600	37
Great Portland Estates PLC	1,100	10
Hammerson PLC*	1,300	27
Hiscox, Ltd.	2,800	16
Invensys PLC*	3,000	14
J Sainsbury PLC	5,800	49
Jardine Lloyd Thompson Group PLC*	3,000	20
JKX Oil & Gas PLC*	2,700	21
John Wood Group PLC*	4,400	38
Kazakhmys PLC	900	25
Kiln, Ltd.*	5,200	15
Morgan Sindall PLC*	700	14
Premier Foods PLC	12,500	51
Provident Financial PLC*	3,100	51
Reckitt Benckiser Group PLC*	600	35
Rolls-Royce PLC*	2,400	26
Royal & Sun Alliance Insurance Group PLC*	17,300	51
Royal Dutch Shell PLC ADR	1,200	101

	Shares or
	Principal
	Amount ($)	Value ($)
United Kingdom — continued
Scottish & Southern Energy PLC*	1,600	52
SSL International PLC*	2,500	27
Stagecoach Group PLC	2,700	15
Standard Life PLC*	9,800	49
Tesco PLC*	5,300	50
Venture Production PLC*	1,000	16
Vodafone Group PLC SP ADR	2,000	75

		1,115

Total Foreign Common Stocks (Cost $6,384)		6,363

Real Estate Investment Trusts (0.5%)
Switzerland (0.5%)
Credit Suisse Real Estate Fund Siat	200	24

Total Real Estate Investment Trusts (Cost $24)		24

Short-Term Investments (73.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	3,606,993	3,607

Total Short-Term Investments (Cost $3,607)		3,607

Total Long Positions (Cost $10,043)		10,021

Short Positions ((29.2)%)
Foreign Common Stocks Sold Short ((29.2)%)
Australia ((1.5)%)
Aristocrat Leisure, Ltd.	(1,717)	(17)
James Hardie Industries NV	(4,258)	(23)
Macquarie Communications Infrastructure Group	(3,500)	(17)
WorleyParsons, Ltd.	(342)	(16)

		(73)

Belgium ((0.4)%)
Mobistar SA	(200)	(18)

Bermuda ((0.5)%)
Nabors Industries, Ltd.*	(900)	(25)

Brazil ((0.3)%)
Companhia Brasileira De Distribuicao Grupo Pao De Acucar SP ADR	(400)	(15)

Canada ((1.6)%)
Agnico-Eagle Mines, Ltd.	(500)	(27)
Cognos, Inc.*	(300)	(17)
Rogers Communications, Inc., Cl B	(800)	(37)

		(81)

China ((0.5)%)
China Telecom Corp., Ltd. ADR	(300)	(23)

France ((2.0)%)
Compagnie Generale de Geophysique-Veritas SP ADR	(400)	(22)
Dassault Systemes SA	(400)	(24)
Neopost SA	(100)	(10)
Publicis Groupe	(400)	(16)
Safran SA	(1,300)	(27)

		(99)

Germany ((2.2)%)
Deutsche Bank AG	(200)	(26)
Infosys Technologies, Ltd. SP ADR	(500)	(23)
Kloeckner & Co. AG	(400)	(16)
Lanxess	(300)	(14)
Pfleiderer AG	(800)	(17)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Germany — continued
Qimonda AG SP ADR*	(2,000)	(14)

		(110)

Israel ((0.6)%)
Teva Pharmaceutical Industries, Ltd. SP ADR	(600)	(28)

Italy ((1.2)%)
Banco Popolare Scarl*	(700)	(16)
Lottomatica SpA	(700)	(25)
Mondadori (Arnoldo) Editore SpA	(1,900)	(16)

		(57)

Japan ((7.7)%)
A&D Co., Ltd.	(1,500)	(15)
Advantest Corp.	(500)	(14)
Ajinomoto Co., Inc.	(1,000)	(11)
Alpen Co., Ltd.	(1,000)	(15)
Casio Computer Co., Ltd.	(1,800)	(21)
Chubu Electric Power Co., Inc.	(600)	(16)
Fast Retailing Co., Ltd.	(200)	(14)
FP Corp.	(600)	(19)
Fuji Television Network, Inc.	(9)	(15)
Hokkaido Electric Power Co., Inc.	(900)	(19)
Itochu Techno-Solutions Corp.	(500)	(17)
Keihin Corp.	(900)	(16)
Murata Manufacturing Co., Ltd.	(300)	(17)
Omron Corp.	(1,200)	(30)
Sharp Corp.	(1,000)	(18)
Shimanura Co., Ltd.	(300)	(27)
Sumco Corp.	(600)	(17)
Tokuyama Corp.	(2,000)	(20)
Tokyo Electric Power Co., Inc. (The)	(1,000)	(26)
Tokyo Gas Co., Ltd.	(3,000)	(14)
Yokogawa Electric Corp.	(1,400)	(15)

		(376)

Jersey ((0.3)%)
Meinl European Land, Ltd.*	(1,100)	(15)

Mexico ((0.5)%)
America Movil SAB de CV ADR, Ser L	(400)	(25)

Netherlands ((0.5)%)
Wolters Kluwer NV	(800)	(26)

Norway ((0.3)%)
Telenor ASA	(600)	(14)

Portugal ((0.3)%)
Galp Energia SGPS SA	(600)	(16)

South Korea ((0.8)%)
Korea Electric Power Corp. SP ADR*	(1,200)	(25)

	Shares or
	Principal
	Amount ($)	Value ($)
South Korea — continued
SK Telecom Co., Ltd. ADR	(500)	(15)

		(40)

Spain ((0.3)%)
Sociedad General de Aguas de Barcelona SA, Cl A	(400)	(16)

Sweden ((1.7)%)
Boliden AB	(1,200)	(15)
Holmen AB	(400)	(15)
Saab AB, Cl B	(800)	(16)
SAS AB*	(1,100)	(14)
Securitas AB	(1,800)	(25)

		(85)

Switzerland ((1.9)%)
Actelion, Ltd.*	(300)	(14)
Clariant AG*	(1,700)	(16)
Lonza Group AG	(200)	(24)
Synthes, Inc.	(300)	(42)

		(96)

United Kingdom ((4.1)%)
Barratt Developments PLC*	(1,700)	(15)
Big Yellow Group PLC	(1,800)	(16)
Expro International Group PLC	(700)	(14)
Forth Ports PLC*	(400)	(15)
Foseco PLC*	(2,700)	(15)
Imperial Energy Corp. PLC*	(900)	(28)
Intertek Group PLC*	(800)	(16)
Mapeley, Ltd.	(500)	(15)
Severn Trent PLC	(800)	(24)
Shaftesbury PLC*	(1,500)	(15)
Southern Cross Healthcare, Ltd.	(1,400)	(15)
Sthree PLC	(3,500)	(16)

		(204)

Total Short Positions (Proceeds $1,429)		(1,442)

Total Investments (Cost $8,614) (a) — 173.7%		8,579
Liabilities in excess of other assets — (73.7)%		(3,640)

Net Assets — 100.0%		$4,939

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by industry, as of December 31, 2007, were as follows:

Consumer Discretionary	5.2%
Consumer Staples	8.5%
Energy	8.1%
Financials	24.3%
Health Care	5.6%
Industrials	22.2%
Information Technology	8.5%
Materials	11.0%
Short Term Investments	73.0%
Telecommunication Services	5.2%
Transportation	0.5%
Utilities	1.6%
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Common Stocks (99.3%)
Australia (5.2%)
Babcock & Brown Ltd. (a)	351,939	8,388
BHP Billiton Ltd. (a)	287,004	10,113
Leighton Holdings Ltd. (a)	118,843	6,384
Macquarie Group Ltd. (a)	110,769	7,409
Qantas Airways Ltd.	1,657,501	7,915
QBE Insurance Group Ltd.	185,186	5,420
Rio Tinto Group Ltd.	15,183	1,785
Westpac Banking Corp.	370,544	9,081
Woolworths Ltd.	134,913	4,025

		60,520

Austria (0.8%)
OMV AG	116,062	9,403

Belgium (1.2%)
Delhaize Group (a)	78,954	6,949
InBev NV	78,931	6,577

		13,526

Bermuda (1.0%)
Credicorp Ltd.	114,424	8,731
Jardine Strategic Holdings Ltd.	193,700	3,041

		11,772

Brazil (3.4%)
Banco Bradesco SA (a)	190,684	6,102
Banco do Brasil SA	375,361	6,414
Bovespa Holding SA*	206,100	3,973
Brasil Telecom Participacoes SA	95,105	7,093
Companhia de Bebidas das Americas ADR	88,552	6,290
Companhia Vale do Rio Doce ADR	283,372	9,258

		39,130

Cayman Islands (0.3%)
Greentown China Holdings Ltd. (a)	2,054,500	3,209

China (0.9%)
China Construction Bank Corp.	6,000,931	5,088
Industrial & Commercial Bank of China Ltd.	7,253,000	5,209

		10,297

Czech Republic (0.4%)
CEZ A.S.	59,626	4,440

Denmark (1.0%)
Novo Nordisk A/S SP ADR	33,914	2,200
Novo Nordisk A/S, Cl B	136,211	8,948

		11,148

Finland (1.7%)
Nokia Corp., Cl A	519,571	20,144

France (6.7%)
AXA, ADR	260,560	10,433
Bouygues SA	59,355	4,946
Capgemini SA	91,778	5,769
Compagnie de Saint-Gobain	61,397	5,789
France Telecom SA (a)	251,088	9,037
Lafarge SA	53,055	9,657
SUEZ SA	193,066	13,144

	Shares or
	Principal
	Amount ($)	Value ($)
France — continued
VINCI SA (a)	115,730	8,569
Vivendi Universal SA	217,567	9,981

		77,325

Germany (12.5%)
BASF AG	95,798	14,181
Continental AG	31,315	4,062
DaimlerChrysler AG	110,498	10,567
Deutsche Boerse AG (a)	59,535	11,750
Deutsche Lufthansa AG	207,545	5,519
E.ON AG	99,665	21,215
Henkel KGaA	107,626	6,034
MAN AG	85,282	14,233
Muenchener Rueckversicherungs-Gesellschaft AG	45,777	8,890
RWE AG	111,975	15,789
Siemens AG	79,436	12,591
Stada Arzneimittel AG	107,805	6,646
ThyssenKrupp AG	129,546	7,265
Volkswagen AG (a)	27,033	6,182

		144,924

Greece (1.2%)
National Bank of Greece SA ADR	985,621	13,592

Hong Kong (1.7%)
Cheung Kong Holdings Ltd.	268,000	4,956
Industrial & Commercial Bank of China Ltd.	1,508,000	4,062
Pacific Basin Shipping Ltd. (a)	4,411,000	7,117
Wharf Holdings Ltd. (The) (a)	665,000	3,484

		19,619

India (0.8%)
HDFC Bank Ltd. ADR	22,165	2,892
ICICI Bank Ltd. SP ADR	105,484	6,487

		9,379

Indonesia (0.2%)
PT Bank Rakyat Indonesia	2,737,604	2,157

Ireland (0.3%)
Anglo Irish Bank Corp. PLC	257,070	4,111

Israel (0.7%)
Teva Pharmaceutical Industries Ltd. SP ADR (a)	173,937	8,085

Italy (1.6%)
Enel SpA (a)	885,397	10,530
Saipem SpA	189,903	7,615

		18,145

Japan (14.8%)
Asahi Kasei Corp.	671,000	4,469
Bridgestone Corp.	226,400	4,029
Daiichi Sankyo Co. Ltd.	80,700	2,485
Denki Kagaku Kogyo Kabushiki Kaisha	1,083,000	4,722
DENSO Corp.	84,192	3,452
East Japan Railway Co.	1,893	15,625
Futaba Industrial Co. Ltd. (a)	142,200	3,985
Honda Motor Co. Ltd.	125,400	4,210
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
ITOCHU Corp.	227,000	2,219
KDDI Corp.	804	5,989
Komatsu Ltd.	442,900	12,054
Makita Corp. (a)	107,554	4,564
Matsushita Electric Industrial Co. Ltd.	217,000	4,497
Mitsubishi Corp.	115,900	3,175
Mitsubishi Electric Corp.	448,000	4,685
Mitsui & Co. Ltd.	608,000	12,873
Mitsui O.S.K. Lines Ltd.	575,000	7,341
Nintendo Co. Ltd.	19,700	11,799
Nippon Chemi-Con Corp.	509,798	3,094
Nippon Yusen Kabushiki Kaisha (a)	685,000	5,446
ORIX Corp.	53,030	9,063
Sumitomo Chemical Co. Ltd.	537,000	4,793
Sumitomo Corp.	241,900	3,437
Sumitomo Metal Industries Ltd.	1,070,000	4,972
Sumitomo Mitsui Financial Group, Inc.	286	2,143
Takeda Pharmaceutical Co. Ltd.	76,200	4,482
Toyota Motor Corp.	236,200	12,772
Urban Corp.	218,100	2,919
Yamatake Corp.	241,400	6,591

		171,885

Malaysia (0.9%)
Public Bank Berhad	2,100,600	6,991
SP Setia Berhad	2,558,100	3,855

		10,846

Mexico (0.6%)
America Movil SAB de C.V. ADR	107,281	6,586

Netherlands (2.7%)
ASML Holding NV*	189,130	5,989
Heineken NV	86,187	5,571
Koninklijke DSM NV	64,977	3,071
Koninklijke KPN NV	401,855	7,308
Schlumberger Ltd.	95,089	9,354

		31,293

New Zealand (0.6%)
Fletcher Building Ltd.	789,542	6,984

Norway (0.8%)
Orkla ASA	453,994	8,803

Philippines (0.5%)
Globe Telecom, Inc.	164,963	6,279

Russian Federation (2.8%)
Gazprom ADR	245,971	13,775
Mechel ADR (a)	82,605	8,024
Mobile TeleSystems SP ADR	99,000	10,077

		31,876

Singapore (1.9%)
Ascendas Real Estate Investment Trust	2,161,000	3,694
CapitaCommercial Trust (a)	2,219,000	3,763
DBS Group Holdings Ltd.	368,193	5,296
SMRT Corp. Ltd.	2,893,000	3,377

	Shares or
	Principal
	Amount ($)	Value ($)
Singapore — continued
United Overseas Bank Ltd.	408,541	5,650

		21,780

South Africa (1.1%)
MTN Group Ltd.	355,908	6,675
Sasol Ltd. SP ADR	121,680	6,019

		12,694

Spain (3.4%)
Banco Santander Central Hispano SA	1,033,572	22,347
Iberdrola SA (a)	238,219	3,622
Telefonica SA	418,516	13,595

		39,564

Sweden (2.2%)
Alfa Laval AB	102,250	5,760
H&M Hennes & Mauritz AB	152,975	9,316
Sandvik AB	364,100	6,269
Swedish Match AB	159,400	3,812

		25,157

Switzerland (5.0%)
Nestle SA	48,808	22,422
Roche Holding AG SP ADR	18,333	1,566
Roche Holding Ltd.	100,372	17,345
Xstrata PLC	139,967	9,890
Zurich Financial Services	22,420	6,586

		57,809

Taiwan (0.2%)
Siliconware Precision Industries Co. SP ADR (a)	321,690	2,860

Turkey (2.1%)
Tupras-Turkiye Petrol Rafinerileri A.S.	234,637	6,857
Turkcell Iletisim Hizmetleri A.S. ADR	101,834	2,807
Turkiye Garanti Bankasi A.S.	908,103	8,136
Turkiye Is Bankasi	1,148,689	7,204

		25,004

United Kingdom (18.1%)
Anglo Irish Bank Corp. PLC	121,711	1,961
BHP Billiton PLC	540,567	16,634
BP PLC	2,312,250	28,304
British American Tobacco PLC	188,525	7,374
Centrica PLC	1,111,924	7,940
Home Retail Group PLC	495,895	3,238
Imperial Tobacco Group PLC	209,085	11,286
International Power PLC	501,510	4,527
London Stock Exchange Group PLC	173,604	6,838
National Express Group PLC	176,528	4,364
Next PLC	94,601	3,058
Prudential PLC	641,098	9,086
Rio Tinto PLC	50,128	5,305
Rolls-Royce PLC	835,932	9,085
Royal & Sun Alliance Insurance Group PLC	2,334,218	6,885
Royal Bank of Scotland Group PLC (The)	718,461	6,349
Royal Dutch Shell PLC, Cl A	507,582	21,327
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
United Kingdom — continued
Royal Dutch Shell PLC, Cl B	294,952	12,270
SABMiller PLC	259,921	7,326
Unilever PLC	233,398	8,780
Vodafone Group PLC	6,441,270	24,077
WH Smith PLC	574,877	3,730

		209,744

Total Foreign Common Stocks (Cost $940,816)		1,150,090

Foreign Preferred Stock (0.3%)
Germany (0.3%)
Fresenius AG, 1.510%	46,556	3,867

Total Foreign Preferred Stock (Cost $2,535)		3,867

Rights (0.0%)
Hong Kong (0.0%)
Wharf (Holdings) Ltd. (The) (a)	90,500	124

Malaysia (0.0%)
SP Setia Berhad	426,350	54

Total Rights (Cost $—)		178

Short-Term Investments (8.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	3,291,746	3,292
Credit Suisse Enhanced Liquidity Fund (b)	90,579,076	90,579

Total Short-Term Investments (Cost $93,871)		93,871

Total Investments (Cost $1,037,222) (c) — 107.7%		1,248,006
Liabilities in excess of other assets — (7.7)%		(88,982)

Net Assets — 100.0%		$1,159,024

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $86,444.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
Amounts designated as “-” are $0 or have been rounded to $0.
At December 31, 2007, the Fund’s foreign currency exchange contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value ($)	(Depreciation) ($)

Short:
Norwegian Krone	1/2/2008	(11,687)	(2,100)	(2,153)	(53)

Total Short Contacts			$(2,100)	$(2,153)	$(53)

Long:
Euro	1/2/2008	1,943	2,800	2,840	40

Total Long Contacts			$2,800	$2,840	$40

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of December 31, 2007, were as follows:

Consumer Discretionary	7.6%
Consumer Staples	8.3%
Energy	9.9%
Financials	22.7%
Health Care	4.8%
Industrials	14.1%
Information Technology	4.3%
Materials	10.6%
Metals	0.5%
Short-Term Investments	8.1%
Telecommunication Services	9.0%
Transportation	0.8%
Utilities	7.0%
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Common Stocks (89.7%)
Australia (3.8%)
AGL Energy Ltd.	26,548	310
Alumina Ltd.	69,130	387
Amcor Ltd.	55,183	335
AMP Ltd.	111,017	970
Aristocrat Leisure Ltd. (a)	21,480	212
Asciano Group	32,635	201
Australia & New Zealand Banking Group Ltd.	98,505	2,374
AXA Asia Pacific Holdings Ltd.	53,373	346
BHP Billiton Ltd. (a)	163,303	5,754
BlueScope Steel Ltd.	44,489	377
Boral Ltd.	36,417	196
Brambles Ltd.	83,736	847
Centro Properties Group (a)	51,749	46
Coca-Cola Amatil Ltd.	32,204	268
Commonwealth Bank of Australia	65,841	3,416
Computershare Ltd.	31,194	271
CSL Ltd.	27,225	869
CSR Ltd.	53,772	146
Fairfax Media Ltd.	73,058	300
Foster’s Group Ltd.	116,499	670
GPT Group	125,010	443
Insurance Australia Group Ltd.	104,249	377
Lend Lease Corp. Ltd.	22,053	335
Lion Nathan Ltd.	17,992	152
Macquarie Goodman Group	86,945	373
Macquarie Group Ltd. (a)	13,388	895
Macquarie Infrastructure Group	157,769	420
Mirvac Group Ltd.	61,701	325
National Australia Bank Ltd.	83,404	2,767
Newcrest Mining Ltd.	26,755	777
Orica Ltd.	19,416	541
Origin Energy Ltd.	53,228	413
Perpetual Ltd. (a)	2,270	132
QBE Insurance Group Ltd.	49,145	1,438
Rio Tinto Group Ltd. (a)	15,319	1,801
Santos Ltd.	34,101	423
Sonic Healthcare Ltd.	17,439	256
Stockland Trust Group	90,329	667

Suncorp-Metway Ltd.	53,881	800
TABCORP Holdings Ltd. (a)	32,143	417
Telstra Corp. Ltd.	168,386	693
Toll Holdings, Ltd.	32,923	331
Transurban Group	61,523	369
Wesfarmers Ltd.* (a)	41,336	1,471

Westfield Group	103,004	1,899
Westpac Banking Corp.	102,049	2,501
Woodside Petroleum Ltd.	28,576	1,264
Woolworths, Ltd. (a)	66,899	1,996
WorleyParsons Ltd.	9,064	414
Zinifex Ltd.	29,815	325

		43,310

Austria (1.3%)
BETandWIN.com Interactive Entertainment AG*	2,981	116

	Shares or
	Principal
	Amount ($)	Value ($)
Austria — continued
Erste Bank der oesterreichischen Sparkassen AG	31,011	2,199
Flughafen Wien AG	1,197	138
IMMOEAST AG*	94,183	1,015
Immofinanz Immobilien Anlagen AG	96,883	984
Meinl European Land Ltd.*	68,420	943
Oesterreichische Elektrizitaeswirtschafts AG	16,456	1,152
OMV AG	30,379	2,461
Raiffeisen International Bank-Holding AG (a)	7,740	1,172
RHI AG*	2,988	122
Telekom Austria AG	64,346	1,790
voestalpine AG	24,089	1,742
Wiener Staedtische Allgemeine Versicherung AG	7,359	592
Wienerberger AG	17,194	954

		15,380

Belgium (1.8%)
Agfa-Gevaert NV	9,465	145
Barco NV	837	64
Belgacom	22,255	1,098
Colruyt SA	2,498	588
Delhaize Group	12,894	1,135
Dexia Group	56,521	1,424
Fortis	235,361	6,197
Groupe Bruxelles Lambert SA	11,765	1,511
InBev	21,704	1,808
KBC Bank & Insurance Holding Co. NV	21,225	2,985
Mobistar SA	4,754	433
NV Bekaert SA	876	118
NV Umicore SA	3,712	922
Omega Pharma NV	1,347	94
Solvay SA (a)	7,502	1,049
UCB SA	14,904	676

		20,247

Bermuda (0.1%)
Invesco Ltd.	19,580	614
Ship Finance International Ltd.	100	3

		617

Denmark (1.3%)
A.P. Moller-Maersk A/S	142	1,515
Bang & Olufsen A/S, Cl B	760	72
Carlsberg A/S, Cl B	4,525	547
Coloplast A/S, Cl B	3,994	347
Danisco A/S	6,509	461
Danske Bank A/S	45,468	1,781
DSV A/S	29,250	641
FLS Industries A/S	8,000	819
GN Store Nord A/S*	14,500	114
H. Lundbeck A/S	3,800	103
Jyske Bank A/S*	8,875	700
Novo Nordisk A/S, Cl B	54,874	3,605
Novozymes A/S, Cl B	6,870	784
Sydbank A/S	9,450	406
Topdanmark A/S* (a)	2,425	349
Trygvesta A/S (a)	3,950	301
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Denmark — continued
Vestas Wind Systems A/S*	22,738	2,461
William Demant Holding* (a)	3,557	330

		15,336

Finland (1.1%)
Cargotec Corp., Cl B	2,374	110
Fortum Corp.	27,640	1,245
Kone Oyj, Cl B	4,749	333
Metso Corp.	8,000	437
Neste Oil Oyj	7,979	281
Nokia Corp., Cl A	203,311	7,882
Sampo PLC, Cl A	26,900	711
Stora Enso Oyj (a)	36,152	541
Tietoenator Oyj	2,307	52
UPM-Kymmene Corp.	32,567	658

		12,250

France (9.7%)
Accor	18,918	1,513
Air France-KLM	12,433	437
Air Liquide Prime Fidelite SA	2,138	318
Air Liquide SA	16,075	2,392
Alcatel (a)	198,267	1,435
Alstom	8,395	1,804
Atos Origin SA*	7,153	370
AXA, ADR (a)	111,000	4,445
BNP Paribas	62,273	6,757
Bouygues SA	18,285	1,524
Business Objects SA*	9,493	580
Capgemini SA	13,524	850
Carrefour SA	48,195	3,755
Casino Guichard-Perrachon SA	4,305	468
CNP Assurances SA	4,391	571
Compagnie de Saint-Gobain	23,161	2,184
Compagnie Generale de Geophysique-Veritas*	2,411	687
Compagnie Generale des Etablissements Michelin, Cl B (a)	12,416	1,425
Credit Agricole SA	47,521	1,603
Dassault Systemes SA	5,979	354
Electricite de France	6,000	715
Essilor International SA	19,502	1,244
European Aeronautic Defence & Space Co. (a)	28,680	915
France Telecom SA (a)	146,483	5,272
Gaz de France (a)	14,726	861
Gecina SA (a)	1,293	203
Groupe Danone	32,142	2,885
Hermes International	6,867	868
Imerys	3,354	276
Klepierre	7,191	368
L’Oreal SA	19,650	2,815
Lafarge SA (a)	10,683	1,944
Lagardere SCA	12,596	944
LVMH Moet Hennessy Louis Vuitton SA	19,008	2,298
M6 Metropole Television	6,690	176
Neopost SA	3,346	345
PagesJaunes SA	12,867	258
Pernod Ricard	7,714	1,783
Pinault-Printemps-Redoute SA	6,215	999

	Shares or
	Principal
	Amount ($)	Value ($)
France — continued
PSA Peugeot Citroen SA	15,313	1,161
Publicis Groupe	14,443	565
Renault SA	15,711	2,228
Safran SA (a)	17,324	355
Sanofi-Aventis	79,067	7,280
Schneider Electric SA	17,454	2,365
Societe BIC	2,827	203
Societe Generale	27,755	4,014
Societe Television Francaise 1	12,230	327
Sodexho Alliance SA	9,431	579
SUEZ SA	82,468	5,614
Technip SA	10,030	799
Thales	9,004	536
Thomson	24,140	343
Total SA (a)	165,934	13,786
Unibail-Rodamco	6,346	1,391
Valeo SA	7,248	299
Vallourec SA	4,259	1,153
Veolia Environnement SA	29,004	2,648
Vinci SA (a)	28,050	2,077
Vivendi	93,370	4,283
Zodiac SA	4,017	257

		110,904

Germany (14.1%)
Adidas AG	32,186	2,396
Allianz SE	56,646	12,263
ALTANA AG	5,652	137
BASF AG	58,137	8,606
Bayer AG	92,113	8,399
Bayerische Motoren Werke AG	21,713	1,356
Beiersdorf AG	14,203	1,098
Bilfinger Berger AG	5,990	455
Celesio AG	13,686	850
Commerzbank AG	80,856	3,108
Continental AG	19,618	2,545
Daimler AG	122,729	11,879
Deutsche Bank AG	65,461	8,563
Deutsche Boerse AG (a)	27,438	5,415
Deutsche Lufthansa AG	33,601	894
Deutsche Post AG	102,918	3,507
Deutsche Postbank AG	12,469	1,111
Deutsche Telekom AG	354,326	7,785
Douglas Holding AG	2,525	145
E.ON AG	78,494	16,709
GEA Group AG*	22,607	773
Heidelberger Druckmaschinen AG	8,987	303
Henkel KGaA	35,792	1,944

Hochtief AG	6,163	817
Hypo Real Estate Holding AG (a)	29,388	1,559
Infineon Technologies AG*	107,917	1,281
IVG Immobilien AG	14,944	497
K+S AG	5,594	1,342
Karstadt Quelle AG* (a)	10,759	254
Linde AG	15,186	2,009
MAN AG	14,944	2,494
Merck KGaA	9,684	1,262
METRO AG	20,905	1,749
MLP AG (a)	4,381	69
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG	26,115	5,072
Q-Cells AG*	6,457	924
Rheinmetall AG	5,797	465
RWE AG	57,001	8,037
Salzgitter AG	6,584	975
SAP AG	114,147	5,944
Siemens AG (a)	108,416	17,184
Solarworld AG	12,484	756
Suedzucker AG (a)	5,336	126
ThyssenKrupp AG	46,687	2,618
TUI AG* (a)	33,841	948
Volkswagen AG (a)	20,991	4,800
Wincor Nixdorf AG	2,531	239

		161,662

Greece (1.7%)
Alpha Bank SA	65,806	2,395
Coca-Cola Hellenic Bottling Co. SA	29,740	1,287
Cosmote Mobile Telecommunications SA	24,950	945
EFG Eurobank Ergasias SA	51,587	1,816
Hellenic Petroleum SA	22,530	371
Hellenic Technodomiki Tev SA	12,760	183
Hellenic Telecommunications Organization SA	56,210	2,071
National Bank of Greece SA	64,264	4,414
OPAP SA	43,550	1,746
Piraeus Bank SA	57,475	2,243
Public Power Corp. SA	22,100	1,163
Titan Cement Co. SA	12,960	591
Viohalco SA	18,180	264

		19,489

Hong Kong (1.1%)
Bank of East Asia Ltd.	70,242	481
BOC Hong Kong Holdings Ltd.	184,000	516
Cheung Kong Holdings Ltd.	75,000	1,387
CLP Holdings Ltd.	65,600	448
Esprit Holdings, Ltd.	52,000	774
Foxconn International Holdings Ltd.* (a)	113,000	254
Hang Seng Bank Ltd.	38,000	784
Henderson Land Development Co. Ltd. (a)	43,000	405
Hong Kong & China Gas Co. Ltd. (The)	180,960	555
Hong Kong Electric Holdings Ltd.	69,000	397
Hong Kong Exchanges & Clearing, Ltd.	53,000	1,503
Hutchison Whampoa Ltd.	106,080	1,203
Li & Fung Ltd.	111,400	450
Link REIT (The)	106,339	230
New World Development Co. Ltd. (a)	120,343	427
PCCW Ltd.	215,326	128
Sun Hung Kai Properties Ltd.	67,600	1,436
Swire Pacific Ltd.	41,000	565

	Shares or
	Principal
	Amount ($)	Value ($)
Hong Kong — continued
Wharf Holdings Ltd. (The) (a)	61,000	319

		12,262

Ireland (0.7%)
Allied Irish Banks PLC	79,772	1,828
Anglo Irish Bank Corp. PLC	48,563	777
Bank of Ireland	102,778	1,531
CRH PLC	46,889	1,635
DCC PLC	4,864	137
Elan Corp. PLC*	44,681	966
Independent News & Media PLC	156	1
Irish Life & Permanent PLC	32,936	569

Kerry Group PLC	14,790	469
Kingspan Group PLC	14,621	221
Ryanair Holdings PLC*	46,355	316

		8,450

Italy (8.3%)
Alleanza Assicurazioni SpA	42,946	558
Arnoldo Mondadori Editore SpA (a)	12,626	104
Assicurazioni Generali SpA	171,912	7,791
Autogrill SpA	22,011	375
Autostrade SpA	54,907	2,081
Banca Intesa SpA	1,307,687	10,342
Banca Monte dei Paschi di Siena SpA (a)	235,524	1,268
Banca Popolare di Milano Scarl SpA	89,773	1,223
Banco Popolare Scarl	120,317	2,667
Bulgari SpA	32,440	453
Enel SpA (a)	706,210	8,399
Eni SpA	442,396	16,201
Fiat SpA (a)	135,229	3,499
Finmeccanica SpA	56,304	1,808
Fondiaria-Sai SpA	14,897	614
Intesa Sanpaolo	136,678	999
Italcementi SpA	16,129	345
Lottomatica SpA (a)	14,755	540
Luxottica Group SpA (a)	29,981	953
Mediaset SpA (a)	166,077	1,676
MEDIOBANCA-Banca di Credito Finanziario SpA (a)	100,255	2,070
Mediolanum SpA (a)	55,182	443
Parmalat SpA	327,886	1,275
Pirelli & C. SpA*	622,570	685
Prysmian SpA*	25,709	635
Saipem SpA	29,761	1,193
Seat Pagine Gialle SpA	887,709	351
Snam Rete Gas SpA	190,418	1,217
Telecom Italia RNC SpA	943,198	2,242
Telecom Italia SpA	1,792,032	5,567
Terna SpA (a)	259,626	1,047
UniCredito Italiano SpA	1,578,522	13,107
Unione di Banche Italiane Scpa	119,176	3,277

		95,005

Japan (18.7%)
77 Bank Ltd.	33,000	206
Acom Co. Ltd.	5,950	122
Advantest Corp. (a)	15,900	453
AEON Co. Ltd.	55,500	814
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
AEON Credit Service Co. Ltd.	9,000	134
Aiful Corp. (a)	7,800	139
Aisin Seiki Co. Ltd.	18,200	759
Ajinomoto Co., Inc.	61,000	694
All Nippon Airways Co. Ltd.	64,000	237
Alps Electric Co. Ltd.	17,800	231
Amada Co. Ltd.	36,000	316
Ariake Japan Co. Ltd.	40	1
Asahi Breweries Ltd.	40,300	683
Asahi Glass Co. Ltd. (a)	75,000	1,006
Asahi Kasei Corp.	105,000	699
Astellas Pharma, Inc.	38,761	1,690
Bank of Yokohama Ltd. (The)	114,000	800
Benesse Corp.	6,900	295
Bridgestone Corp.	51,900	924
Canon, Inc. (a)	79,900	3,720
Casio Computer Co. Ltd.	23,600	274
Central Japan Railway Co.	128	1,092
Chiba Bank Ltd. (The)	73,000	595
Chubu Electric Power Co., Inc.	52,700	1,375
Chugai Pharmaceutical Co., Ltd. (a)	27,900	400
Citizen Holdings Co. Ltd. (a)	34,100	332
Credit Saison Co. Ltd.	16,200	444
CSK Corp.	5,900	191
Dai Nippon Printing Co. Ltd.	59,000	868
Daiichi Sankyo Co. Ltd.	57,025	1,756
Daikin Industries, Ltd.	22,400	1,255
Dainippon Ink & Chemicals, Inc.	63,000	316
Daito Trust Construction Co. Ltd.	7,700	427
Daiwa House Industry Co. Ltd.	46,000	594
Daiwa Securities Group, Inc.	126,000	1,146
Denki Kagaku Kogyo Kabushiki Kaisha	45,000	196
DENSO Corp.	32,600	1,337
Dentsu, Inc.	194	514
DOWA Mining Co. Ltd.	25,000	175
East Japan Railway Co.	264	2,179
Eisai Co. Ltd.	21,200	835
Electric Power Development Co. Ltd.	14,920	557
FANUC Ltd.	15,300	1,490
Fast Retailing Co. Ltd. (a)	5,300	379
Fuji Electic Holdings Co. Ltd.	56,000	196
Fuji Photo Film Co. Ltd.	39,600	1,677
Fujikura Ltd.	36,000	183
Fujitsu Ltd.	157,000	1,058
Fukuoka Financial Group, Inc.	71,000	416
Furukawa Electric Co. Ltd. (The)	63,000	245
Gunma Bank Ltd. (The)	38,000	251
Hirose Electric Co. Ltd.	3,200	370
Hitachi Chemical Co. Ltd.	9,500	219
Hitachi Ltd. (a)	265,000	1,976
Hokkaido Electric Power Co., Inc.	18,200	394
Hokuhoku Financial Group, Inc.	118,000	343
Honda Motor Co. Ltd.	121,500	4,079
Hoya Corp.	35,800	1,141
Ibiden Co. Ltd.	12,100	840
Inpex Holdings, Inc.	77	834
Isetan Co. Ltd.	19,000	258
Ishikawajima-Harima Heavy Industries Co. Ltd.	131,000	273
Itochu Techno-Solutions Corp.	134,000	1,310

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
J. Front Retailing Co. Ltd.*	39,800	352
Japan Real Estate Investment Corp.	37	464
Japan Retail Fund Investment Corp.	36	257
Japan Tobacco, Inc.	353	2,111
JFE Holdings, Inc.	46,875	2,375
JGC Corp.	21,000	363
Joyo Bank Ltd. (The)	66,300	371
JS Group Corp.	26,512	425
JSR Corp. (a)	17,800	460
Kajima Corp.	89,000	291
Kamigumi Co. Ltd.	26,000	188
Kaneka Corp.	30,000	249
Kansai Electric Power Co., Inc. (The) (a)	55,700	1,299
Kansai Paint Co. Ltd. (a)	22,000	159
Kao Corp.	37,000	1,113
Kawasaki Heavy Industries Ltd.	134,000	397
Kawasaki Kisen Kaisha, Ltd. (a)	55,000	541
KDDI Corp.	196	1,460
Keihin Electric Express Railway Co. Ltd. (a)	42,000	258
Keio Electric Railway Co. Ltd.	58,000	352
Keyence Corp.	3,360	829
Kintetsu Corp. (a)	156,250	485
Kirin Brewery Co. Ltd.	65,000	955
Kobe Steel Ltd.	254,000	828
Kokuyo Co. Ltd.	4,000	36
Komatsu Ltd.	71,600	1,949
Konami Corp.	8,900	292
Konica Minolta Holdings, Inc.	46,000	815
Kubota Corp.	100,000	678
Kuraray Co. Ltd.	36,000	438
Kurita Water Industries Ltd. (a)	11,200	340
Kyocera Corp.	13,500	1,198
Kyowa Hakko Kogyo Co. Ltd.	18,000	192
Kyushu Electric Power Co., Inc.	31,800	783
Lawson, Inc.	6,200	220
Leopalace21 Corp.	12,700	342
Mabuchi Motor Co., Ltd.	2,800	169
Makita Corp.	11,500	488
Marubeni Corp.	155,000	1,100
Marui Co. Ltd.	29,400	290
Matsushita Electric Industrial Co. Ltd.	149,880	3,106
Matsushita Electric Works Ltd.	37,000	410
Millea Holdings, Inc.	54,400	1,836
Minebea Co. Ltd.	36,000	231
Mitsubishi Chemical Holdings Corp.	103,500	795
Mitsubishi Corp.	106,600	2,920
Mitsubishi Electric Corp.	151,000	1,579
Mitsubishi Estate Co., Ltd.	95,000	2,292
Mitsubishi Gas Chemical Co., Inc.	37,000	364
Mitsubishi Heavy Industries Ltd. (a)	266,000	1,145
Mitsubishi Logistics Corp. (a)	11,000	123
Mitsubishi Materials Corp.	106,000	454
Mitsubishi Rayon Co. Ltd.	54,000	262
Mitsubishi UFJ Financial Group, Inc.	655,880	6,148
Mitsui & Co., Ltd.	136,000	2,879
Mitsui Chemicals, Inc.	63,000	414
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	73,000	285
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
Mitsui Fudosan Co. Ltd.	70,000	1,523
Mitsui Mining & Smelting Co. Ltd.	57,000	229
Mitsui O.S.K. Lines, Ltd.	102,000	1,302
Mitsui Sumitomo Insurance Co. Ltd.	98,340	958
Mitsui Trust Holdings, Inc.	75,000	575
Mitsukoshi Ltd. (a)	39,000	177
Mizuho Financial Group, Inc.	772	3,691
Murata Manufacturing Co. Ltd.	18,600	1,079
Namco Bandai Holdings, Inc.	20,050	314
NEC Corp.	175,000	807
NGK Insulators Ltd.	26,000	705
NGK Spark Plug Co. Ltd. (a)	17,000	298
Nidec Corp.	10,400	771
Nikon Corp.	30,000	1,039
Nintendo Co., Ltd.	7,800	4,672
Nippon Building Fund, Inc.	44	618
Nippon Electric Glass Co. Ltd.	33,500	548
Nippon Express Co. Ltd.	79,000	407
Nippon Meat Packers, Inc.	18,000	182
Nippon Mining Holdings, Inc.	84,500	542
Nippon Oil Corp.	120,000	977
Nippon Sheet Glass Co. Ltd.	60,000	307
Nippon Steel Corp.	457,000	2,831
Nippon Telegraph & Telephone Corp.	375	1,877
Nippon Unipac Holding	88	265
Nippon Yusen Kabushiki Kaisha	106,000	843
Nissan Chemical Industries Ltd.	14,000	183
Nissan Motor Co. Ltd.	182,700	2,012
Nisshin Seifun Group, Inc.	18,300	184
Nisshin Steel Co. Ltd.	79,000	278
Nissin Food Products Co. Ltd. (a)	8,900	288
Nitto Denko Corp.	15,200	806
NOK Corp.	11,200	238
Nomura Holdings, Inc.	141,500	2,401
Nomura Research Institute Ltd.	11,000	362
NSK Ltd.	44,000	459
NTN Corp.	37,000	322
NTT Data Corp.	121	538
NTT DoCoMo, Inc.	1,214	2,022
Obayashi Corp.	61,000	307
Odakyu Electric Railway Co. Ltd. (a)	61,000	388
Oji Paper Co. Ltd.	81,000	398
Olympus Corp.	21,000	869
OMRON Corp.	20,300	484
Onward Kashiyama Co. Ltd.	14,000	144
Oriental Land Co. Ltd.	4,800	290
ORIX Corp.	8,130	1,389
Osaka Gas Co., Ltd.	193,000	762
Pioneer Corp. (a)	15,200	137
Promise Co. Ltd. (a)	6,950	173
Rakuten, Inc.	648	319
Resona Holdings, Inc.	485	873
Ricoh Co. Ltd.	59,000	1,091
ROHM Co. Ltd.	9,300	812
Sankyo Co. Ltd.	5,300	246
SANYO Electric Co. Ltd.* (a)	158,000	218
SBI Holdings, Inc.	924	253
Secom Co. Ltd.	19,300	1,056
Sega Sammy Holdings, Inc. (a)	19,704	246
Seiko Epson Corp.	12,500	271

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
Sekisui Chemical Co. Ltd.	46,000	310
Sekisui House Ltd.	44,000	476
Seven & I Holdings Co. Ltd.	59,640	1,741
Sharp Corp.	85,000	1,530
Shimamura Co. Ltd.	2,200	188
Shimano, Inc.	6,800	247
Shimizu Corp.	59,000	258
Shin-Etsu Chemical Co. Ltd.	29,600	1,860
Shinsei Bank Ltd. (a)	152,000	555
Shionogi & Co. Ltd. (a)	30,000	530
Shiseido Co. Ltd.	32,000	758
Shizuoka Bank Ltd. (The)	55,000	604
Showa Denko KK	111,000	397
Showa Shell Sekiyu KK	19,100	212
SMC Corp.	5,400	644
Softbank Corp.	60,100	1,243
Sompo Japan Insurance, Inc.	72,000	652
Sony Corp.	78,900	4,379
Stanley Electric Co., Ltd. (a)	14,400	360
Sumitomo Chemical Co. Ltd.	134,000	1,196
Sumitomo Corp.	92,400	1,313
Sumitomo Electric Industries Ltd.	59,900	953
Sumitomo Heavy Industries Ltd.	55,000	507
Sumitomo Metal Industries Ltd.	340,000	1,580
Sumitomo Metal Mining Co. Ltd.	48,000	821
Sumitomo Mitsui Financial Group, Inc. (a)	511	3,829
Sumitomo Realty & Development Co. Ltd.	35,000	866
Sumitomo Trust & Banking Co. Ltd. (The)	106,000	710
Suruga Bank Ltd.	20,000	218
Suzuken Co. Ltd.	6,400	229
T&D Holdings, Inc.	17,150	886
Taiheiyo Cement Corp.	90,000	215
Taisei Corp.	95,000	257
Taisho Pharmaceutical Co. Ltd. (a)	14,000	269
Taiyo Yuden Co. Ltd. (a)	10,000	161
Takashimaya Co. Ltd. (a)	29,000	350
Takeda Pharmaceutical Co. Ltd.	61,300	3,606
Takefuji Corp.	11,000	267
TDK Corp.	11,900	886
Teijin Ltd.	83,000	356
Terumo Corp.	16,200	853
THK Co. Ltd.	12,600	255
Tobu Railway Co. Ltd.	78,000	364
Toho Co. Ltd.	11,300	255
Tohoku Electric Power Co., Inc.	38,100	860
Tokyo Electric Power Co., Inc. (The)	90,200	2,334
Tokyo Electron Ltd.	15,600	958
Tokyo Gas Co. Ltd.	194,000	908
Tokyu Corp.	106,000	697
TonenGeneral Sekiyu KK (a)	29,000	286
Toppan Printing Co. Ltd.	56,000	551
Toray Industries, Inc. (a)	116,000	909
Toshiba Corp. (a)	248,000	1,858
Tosoh Corp.	46,000	198
TOTO Ltd. (a)	27,700	220
Toyo Seikan Kaisha Ltd.	16,200	287
Toyota Industries Corp.	13,000	532
Toyota Motor Corp.	200,600	10,847
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Japan — continued
Toyota Tsusho Corp.	22,300	605
Trend Micro, Inc.	10,500	376
Ube Industries Ltd.	95,000	324
Uni-Charm Corp.	4,200	266
UNY Co. Ltd.	18,000	155
Ushio, Inc.	11,100	244
USS Co. Ltd.	2,430	151
Wacoal Corp. (a)	4,000	52
West Japan Railway Co.	163	810
Yahoo Japan Corp.	1,418	635
Yakult Honsha Co. Ltd. (a)	10,700	248
Yamada Denki Co. Ltd.	7,810	893
Yamaha Corp.	17,500	400
Yamaha Motor Co. Ltd.	18,500	448
Yamato Transport Co. Ltd.	37,000	534
Yokogawa Electric Corp.	20,400	224

		214,180

Luxembourg (0.5%)
ArcelorMittal	71,421	5,554

Netherlands (2.4%)
Aegon NV	97,193	1,718
Akzo Nobel NV (a)	17,207	1,378
ASML Holding NV	31,012	982
Fugro NV	5,029	388
Hagemeyer NV (a)	25,554	175
Heineken NV	16,651	1,076
ING Groep NV (a)	127,494	4,986
Koninklijke (Royal) KPN NV	140,332	2,552
Koninklijke Ahold NV*	95,889	1,336
Koninklijke DSM NV	12,541	593
QIAGEN NV*	14,475	314
Randstad Holding NV (a)	4,676	185
Reed Elsevier NV (a)	62,493	1,247
Royal Philips Electronics NV	77,850	3,360
SBM Offshore NV	12,700	401
TPG NV	31,921	1,318
Unilever NV	111,819	4,111
Vedior NV	15,332	386
Wolters Kluwer NV	25,414	835

		27,341

New Zealand (0.5%)
Auckland International Airport Ltd. (a)	343,127	768
Contact Energy Ltd.	101,063	641
Fisher & Paykel Appliances Holdings Ltd.	47,655	126
Fisher & Paykel Healthcare Corp. Ltd.	89,752	241
Fletcher Building Ltd.	160,322	1,418
Kiwi Income Property Trust	126,169	130
Sky City Entertainment Group Ltd.	162,302	574
Telecom Corp. of New Zealand Ltd. (a)	399,680	1,337

		5,235

Norway (1.8%)
Acergy SA	29,150	651
Aker Kvaerner ASA	24,140	643

	Shares or
	Principal
	Amount ($)	Value ($)
Norway — continued
Det Norske Oljeselskap ASA* (a)	63,200	117
DnB NOR ASA	107,540	1,644
Frontline Ltd. (a)	4,300	207
Norske Skogindustrier ASA	91,300	1,305
Orkla ASA	125,940	2,442
Petroleum Geo-Services ASA (a)	25,102	730
Renewable Energy Corp. ASA*	22,800	1,159
Schibsted ASA	3,850	167
SeaDrill Ltd.*	38,700	945
Statoil ASA	166,290	5,178
Storebrand ASA (a)	65,000	679
Tandberg ASA	8,894	186
Telenor ASA	112,400	2,687
Tomra Systems ASA (a)	12,150	86
Yara International ASA	26,640	1,234

		20,060

Portugal (0.9%)
Banco BPI SA	56,285	441
Banco Comercial Portugues SA	398,463	1,701
Banco Espirito Santo SA	56,511	1,239
Brisa-Auto-estradas de Portugal SA	75,348	1,107
CIMPOR-Cimentos de Portugal, SGPS, SA	49,768	437
Energias de Portugal SA	352,729	2,305
Jeronimo Martins SGPS SA	23,736	187
Portugal Telecom SGPS SA	139,858	1,826
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	58,403	815
Sonae, SGPS, SA	197,491	572

		10,630

Singapore (0.5%)
Capitaland Ltd.	89,000	388
City Developments, Ltd.	29,000	286
DBS Group Holdings Ltd.	66,467	956
Keppel Corp. Ltd.	63,000	569
Oversea-Chinese Banking Corp., Ltd.	146,700	845
Singapore Airlines, Ltd.	30,800	372
Singapore Press Holdings Ltd.	88,750	278
Singapore Telecommunications Ltd.	460,660	1,280
United Overseas Bank, Ltd.	72,000	996
UOL Group Ltd.	30,300	95
Venture Corp. Ltd.	14,000	125

		6,190

Spain (5.9%)
Abertis Infraestructuras SA	35,209	1,134
Acciona SA	3,961	1,256
Acerinox SA (a)	21,568	531
Actividades de Construccion y Servicios SA (ACS) (a)	25,543	1,518
Altadis SA (a)	31,041	2,256
Antena 3 de Television SA (a)	12,810	196
Banco Bilbao Vizcaya Argentaria SA	397,755	9,746
Banco de Sabadell SA (a)	83,695	907
Banco Popular Espanol SA (a)	111,356	1,905
Banco Santander Central Hispano SA	669,299	14,471
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Spain — continued
Cintra Concesiones de Infraestructuras de Transporte SA (a)	29,662	448
Corporacion Mapfre	81,800	360
Fomento de Construcciones y Contratas SA (a)	6,418	482
Gamesa Corporacion Tecnologica SA	23,592	1,103
Gas Natural SDG SA (a)	14,902	872
Grupo Ferrovial SA (a)	8,744	615
Iberdrola SA (a)	409,292	6,223
Iberia Lineas Aereas de Espana SA	68,168	299
Indra Sistemas SA (a)	16,513	448
Industria de Diseno Textil SA	27,000	1,659
Promotora de Informaciones SA (a)	11,013	207
Red Electrica de Espana	17,651	1,116
Repsol YPF SA (a)	91,421	3,258
Sacyr Vallehermoso Group SA (a)	12,280	477
Sociedad General de Aguas de Barcelona SA, Cl A (a)	8,627	347
Telefonica SA	458,804	14,904
Union Fenosa SA	14,772	997
Zeltia SA	11,205	100

		67,835

Sweden (1.5%)
ASSA ABLOY AB	22,600	454
Atlas Copco AB, Cl A	47,600	711
Atlas Copco AB, Cl B	26,882	367
Boliden AB	20,550	258
Electrolux AB, Ser B (a)	17,900	301
Getinge AB, Cl B	12,000	322
Hennes & Mauritz (H&M) AB	26,000	1,583
Husqvarna AB, Cl B	20,000	238
Nordea Bank AB	122,600	2,049
Sandvik AB	62,500	1,076
Scania AB, Cl B	25,508	608
Securitas AB, Cl B	21,000	293
Securitas Direct AB, Cl B*	11,000	44
Securitas Systems AB, Cl B	11,000	39
Skandinaviska Enskilda Banken AB	31,800	815
Skanska AB, Cl B	26,700	504
SKF AB, Cl B	27,400	464
SSAB Svenskt Stal AB, Ser A	12,200	332
Svenska Cellulosa AB, Cl. B	19,100	339
Svenska Handelsbanken AB, Cl A	34,400	1,102
Swedish Match AB	18,400	440
Tele2 AB, Cl B	21,600	433
Telefonaktiebolaget LM Ericsson	874,800	2,055
TeliaSonera AB	133,500	1,250
Volvo AB, Cl A	31,485	526
Volvo AB, Cl B	64,550	1,084

		17,687

Switzerland (1.8%)
ABB, Ltd.	48,024	1,384
Adecco SA	3,501	189
Compagnie Financiere Richemont SA	13,422	921
Credit Suisse Group	25,518	1,535
Holcim Ltd.	5,322	570
Nestle SA	7,985	3,668
Nobel Biocare Holding AG	629	168

	Shares or
	Principal
	Amount ($)	Value ($)
Switzerland — continued
Novartis AG	45,622	2,503
Roche Holding AG	14,297	2,471
STMicroelectronics NV (a)	63,878	915
Swiss Re	7,590	540
Swisscom AG	602	235
Syngenta AG	2,671	681
UBS AG	50,390	2,333
Xstrata PLC	26,090	1,844
Zurich Financial Services AG	3,134	921

		20,878

United Kingdom (10.2%)
3I Group PLC	18,658	372
Allied Irish Banks PLC	4,950	114
Anglo American PLC	51,090	3,132
AstraZeneca PLC	58,238	2,508
Aviva PLC	103,080	1,381
BAE Systems PLC	155,677	1,543
Barclays PLC	269,380	2,702
Barratt Developments PLC	14,512	132
BG Group PLC	142,079	3,252
BHP Billiton PLC	91,344	2,811
Biffa PLC	8,416	55
BP PLC	734,781	8,994
British American Tobacco PLC	59,541	2,329
British Land Co. PLC (The)	25,812	485
British Sky Broadcasting Group PLC	54,813	675
BT Group PLC	334,661	1,817
Bunzl PLC	16,806	237
Burberry Group PLC	21,810	247
Cadbury Schweppes PLC	89,118	1,102
Capita Group PLC	29,586	411
Carnival PLC	8,612	380
Centrica PLC	176,925	1,263
Compass Group PLC	93,623	575
CRH PLC	3,346	116
Daily Mail & General Trust PLC	14,668	145
Diageo PLC	95,053	2,043
DSG International PLC	95,830	189
EMAP PLC	10,689	196
Enterprise Inns PLC	24,799	240
Experian Group Ltd.	51,122	404
Friends Provident PLC	92,012	299
GKN PLC	34,813	195
GlaxoSmithKline PLC	213,220	5,428
Hammerson PLC*	14,123	288
Hays PLC	72,491	167
HBOS PLC	155,009	2,268
Home Retail Group PLC	44,118	288
HSBC Holdings PLC	426,425	7,147
ICAP PLC	25,085	363
Imperial Chemical Industries PLC (c)	57,510	767
Imperial Tobacco Group PLC	30,243	1,633
InterContinental Hotels Group PLC	14,586	257
International Power PLC	72,172	651
ITV PLC	192,592	327
J Sainsbury PLC	76,939	651
Johnson Matthey PLC	10,850	406
Kelda Group PLC	13,656	295
Kingfisher PLC	118,555	344
Land Securities Group PLC	22,409	672
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
United Kingdom — continued
Legal & General Group PLC	263,352	685
Liberty International PLC	12,575	270
Lloyds TSB Group PLC	231,259	2,173
Man Group PLC	77,508	878
Marks & Spencer Group PLC	81,856	912
Mondi Ltd.	17,442	148
National Grid PLC	115,792	1,922
Next PLC	10,148	328
Old Mutual PLC	251,643	839
Pearson PLC	39,938	582
Persimmon PLC	14,078	224
Prudential PLC	100,402	1,423
Punch Taverns PLC	12,598	192
Reckitt Benckiser Group PLC*	25,804	1,497
Reed Elsevier PLC	61,188	828
Rentokil Initial PLC	89,852	216
Reuters Group PLC	60,781	771
Rio Tinto PLC	38,979	4,125
Rolls-Royce PLC*	89,282	970
Royal & Sun Alliance Insurance Group PLC*	153,921	454
Royal Bank of Scotland Group PLC (The)	420,708	3,718
Royal Dutch Shell PLC, Cl A	129,164	5,427
Royal Dutch Shell PLC, Cl B	105,913	4,406
SABMiller PLC	39,318	1,108
Sage Group PLC (The)	65,479	300
Scottish & Newcastle PLC	38,633	570
Scottish & Southern Energy PLC*	41,643	1,358
Segro PLC	21,576	202
Severn Trent PLC	11,544	351
Smith & Nephew PLC	43,895	507
Smiths Group PLC	18,934	382
Standard Chartered PLC	31,107	1,142
Tate & Lyle PLC	23,905	212
Tesco PLC*	316,236	3,004
Tomkins PLC	39,274	138
Unilever PLC	53,730	2,021
United Business Media PLC	12,517	162
United Utilities PLC	43,456	654
Vodafone Group PLC	2,058,959	7,696
Whitbread PLC	9,884	275
William Hill Organization Ltd.	17,476	182
Wolseley PLC	32,648	482
WPP Group PLC	55,229	711
Yell Group PLC	38,591	308

		117,049

Total Foreign Common Stocks (Cost $626,466)		1,027,551

Foreign Preferred Stocks (0.7%)
Germany (0.6%)
Fresenius Medical Care AG, 1.230%	27,672	1,472
Porsche AG, 5.000% (a)	1,228	2,478
ProSiebenSat.1 Media AG, 0.840%	13,959	331
RWE AG, 1.750%	4,510	541

	Shares or
	Principal
	Amount ($)	Value ($)
Germany — continued
Volkswagen AG, 1.210%	14,633	2,125

		6,947

Italy (0.1%)
Compagnia Assicuratrice Unipol SpA, 0.125% (a)	194,591	617

Total Foreign Preferred Stocks (Cost $2,967)		7,564

Exchange Traded Funds (3.7%)
iShares MSCI EAFE Index Fund (a)	431,200	33,870
iShares MSCI Germany Index Fund (a)	103,500	3,678
iShares MSCI Italy Index Fund (a)	76,600	2,523
iShares MSCI Japan Index Fund	147,600	1,953
iShares MSCI Spain Index Fund (a)	15,200	966

Total Exchange Traded Funds (Cost $42,955)		42,990

Rights (0.0%)
Hong Kong (0.0%)
Wharf (Holdings) Ltd. (The) (a)	7,625	11

Japan (0.0%)
Dowa Mining Rights (b)(c)	25,000	—

Total Rights (Cost $—)		11

Short-Term Investments (15.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	29,593,960	29,594
Credit Suisse Enhanced Liquidity Fund (d)	147,817,350	147,817

Total Short-Term Investments (Cost $177,411)		177,411

Total Investments (Cost $849,799) (e) — 109.6%		1,255,527

Liabilities in excess of other assets — (9.6)%		(110,485)

Net Assets — 100.0%		$1,145,042

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $140,734.

(b)	Fair value is zero.

(c)	Valued at fair value using methods determined by the Board of Trustees. Fair valued securities held by the Fund represent 0.1% of net assets as of December 31, 2007.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of December 31, 2007 were as follows:

Consumer Discretionary	10.9%
Consumer Staples	5.7%
Energy	6.5%
Exchange Traded Funds	3.7%
Financials	25.0%
Health Care	4.0%
Industrials	11.4%
Information Technology	5.0%
Materials	8.2%
Metals	0.4%
Short Term Investments	15.5%
Telecommunication Services	6.2%
Transportation	0.1%
Utilities	7.0%
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (100.4%)
Consumer Discretionary (10.0%)
Darden Restaurants, Inc. (a)	475,000	13,162
McGraw-Hill Cos., Inc. (The) (a)	400,000	17,524
Omnicom Group, Inc. (a)	400,000	19,012
Sony Corp. ADR	300,000	16,290
Target Corp.	300,000	15,000
Time Warner, Inc. (a)	1,400,000	23,114
Walt Disney Co. (The) (a)	650,000	20,982

		125,084

Consumer Staples (11.5%)
Anheuser-Busch Cos., Inc.	200,000	10,468
Cadbury Schweppes PLC ADR	500,000	24,685
ConAgra Foods, Inc.	750,000	17,843
CVS Caremark Corp. (a)	800,000	31,800
Kraft Foods, Inc.	600,000	19,578
PepsiCo, Inc.	375,000	28,462
Procter & Gamble Co. (The)	350,000	25,697
Wal-Mart Stores, Inc.	175,000	8,318

		166,851

Energy (9.9%)
Anadarko Petroleum Corp.	275,000	18,065
Baker Hughes, Inc. (a)	400,000	32,440
Chevron Corp. (a)	225,000	20,999
Exxon Mobil Corp.	450,000	42,160
Halliburton Co.	325,000	12,321
Valero Energy Corp. (a)	250,000	17,508

		143,493

Financials (16.4%)
American International Group, Inc.	400,000	23,320
Ameriprise Financial, Inc.	400,000	22,044
Bank of America Corp.	450,000	18,567
Bear Stearns Cos., Inc. (The) (a)	150,000	13,237
Berkshire Hathaway, Inc., Cl B*	4,500	21,312
Legg Mason, Inc.	150,000	10,973
MetLife, Inc.	300,000	18,486
Morgan Stanley (a)	500,000	26,555
Principal Financial Group, Inc. (a)	375,000	25,815
State Street Corp. (a)	250,000	20,300
UBS AG ADR	350,000	16,100
Wells Fargo & Co. (a)	750,000	22,642

		239,351

Health Care (12.4%)
Abbott Laboratories	400,000	22,460
Bristol-Myers Squibb Co.	1,100,000	29,172
Cardinal Health, Inc.	375,000	21,656
Covidien Ltd.	500,000	22,145
Johnson & Johnson	250,000	16,675
Medtronic, Inc. (a)	400,000	20,108
Schering-Plough Corp.	1,100,000	29,304
UnitedHealth Group, Inc.	325,000	18,915

		180,435

Industrials (13.8%)
3M Co.	100,000	8,432
Burlington Northern Santa Fe Corp.	150,970	12,565
Eaton Corp.	150,000	14,543

	Shares or
	Principal
	Amount ($)	Value ($)
Industrials — continued
Emerson Electric Co.	400,000	22,664
Equifax, Inc.	600,000	21,816
General Electric Co.	1,100,000	40,777
Goodrich Corp.	300,000	21,183
Tyco International Ltd. (a)	450,000	17,842
United Technologies Corp.	200,000	15,308

		175,130

Information Technology (18.9%)
Accenture Ltd., Cl A (a)	650,000	23,419
Cisco Systems, Inc.*	1,600,000	43,312
Dell, Inc.*	800,000	19,608
eBay, Inc.*	600,000	19,914
Hewlett-Packard Co.	400,000	20,192
Intel Corp.	900,000	23,994
Microsoft Corp.	1,200,000	42,720
Motorola, Inc.	1,200,000	19,248
Nokia Corp. ADR	650,000	24,953
Oracle Corp.*	525,000	11,855
Paychex, Inc. (a)	500,000	18,110
Texas Instruments, Inc. (a)	250,000	8,350
Tyco Electronics Ltd.	700,000	25,991
Western Union Co.	800,000	19,424

		321,090

Materials (1.5%)
Praxair, Inc. (a)	250,000	22,178

Telecommunication Services (3.7%)
AT&T, Inc.	700,000	29,092
Sprint Nextel Corp.	1,900,000	24,947

		54,039

Utilities (2.3%)
Duke Energy Corp. (a)	700,000	14,119
Edison International	350,000	18,680

		32,799

Total Common Stocks (Cost $1,229,127)		1,460,450

Short-Term Investments (13.3%)
Credit Suisse Enhanced Liquidity Fund (b)	194,261,725	194,262

Total Short-Term Investments (Cost $194,262)		194,262

Money Market Fund (0.2%)
STI Classic Institutional Cash Management Money Market Fund (c)	3,247,330	3,247

Total Money Market Fund (Cost $3,247)		3,247

Total Investments (Cost $1,426,636) (d) — 113.9%		1,657,959
Liabilities in excess of other assets — (13.9)%		(201,704)

Net Assets — 100.0%		$1,456,255

*	Non-income producing security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund — concluded

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $187,829.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.3%)
Consumer Discretionary (9.6%)
Amazon.com, Inc.* (a)	107,920	9,998
Apollo Group, Inc., Cl A* (a)	136,150	9,551
GameStop Corp., Cl A*	168,325	10,455
Johnson Controls, Inc.	285,350	10,284
McDonald’s Corp.	240,950	14,194
NIKE, Inc., Cl B	90,775	5,831
Target Corp.	84,311	4,216
Walt Disney Co. (The) (a)	256,130	8,268

		72,797

Consumer Staples (10.1%)
Anheuser-Busch Cos., Inc.	191,784	10,038
Avon Products, Inc. (a)	226,273	8,945
Colgate-Palmolive Co.	158,121	12,327
Costco Wholesale Corp. (a)	136,095	9,494
PepsiCo, Inc.	230,454	17,491
Procter & Gamble Co. (The)	246,839	18,123

		76,418

Energy (9.2%)
Cameron International Corp.* (a)	229,800	11,060
Diamond Offshore Drilling, Inc. (a)	73,600	10,451
Exxon Mobil Corp.	138,090	12,938
Halliburton Co. (a)	290,211	11,002
Schlumberger, Ltd. (a)	170,962	16,817
Transocean, Inc.* (a)	49,352	7,065

		69,333

Financials (7.0%)
AFLAC, Inc.	224,825	14,081
Goldman Sachs Group, Inc. (The)	47,355	10,184
MasterCard, Inc., Cl A (a)	43,365	9,332
Principal Financial Group, Inc.	105,900	7,290
State Street Corp. (a)	153,280	12,446

		53,333

Health Care (14.7%)
Aetna, Inc.	268,175	15,482
Allergan, Inc.	175,475	11,273
Baxter International, Inc.	281,868	16,362
Covance, Inc.*	44,360	3,843
Express Scripts, Inc.*	186,480	13,613
Gilead Sciences, Inc.* (a)	329,675	15,168
Johnson & Johnson	216,599	14,447
Merck & Co., Inc. (a)	355,875	20,680

		110,868

Industrials (13.7%)
AGCO Corp.* (a)	134,104	9,116
Boeing Co. (The)	154,243	13,490
Cooper Industries, Ltd., Cl A	140,100	7,409
Cummins, Inc.	79,625	10,142
Deere & Co.	118,950	11,077
Emerson Electric Co.	237,379	13,450
Fluor Corp.	34,300	4,998
Honeywell International, Inc.	231,271	14,239
Precision Castparts Corp.	52,460	7,276

	Shares or
	Principal
	Amount ($)	Value ($)
Industrials — continued
Raytheon Co.	200,249	12,155

		103,352

Information Technology (30.6%)
Adobe Systems, Inc.*	272,175	11,630
Apple, Inc.* (a)	148,175	29,351
ASML Holding NV*	266,126	8,328
Cisco Systems, Inc.*	892,518	24,160
EMC Corp.*	399,226	7,398
Google, Inc., Cl A* (a)	27,453	18,983
Hewlett-Packard Co.	398,256	20,104
Intel Corp.	445,650	11,881
International Business Machines Corp. (a)	67,512	7,298
Juniper Networks, Inc.* (a)	255,125	8,470
MEMC Electronic Materials, Inc.*	136,075	12,041
Microsoft Corp.	736,172	26,207
NVIDIA Corp.* (a)	282,350	9,606
Oracle Corp.*	540,163	12,197
Research In Motion, Ltd.*	68,510	7,769
VMware, Inc., Cl A* (a)	14,800	1,258
Waters Corp.* (a)	106,853	8,449
Western Digital Corp.*	213,720	6,456

		231,585

Materials (3.4%)
Mosaic Co. (The)*	60,470	5,705
Praxair, Inc.	149,405	13,254
Southern Copper Corp. (a)	63,525	6,678

		25,637

Total Common Stocks (Cost $580,199)		743,323

Short-Term Investments (19.9%)
Credit Suisse Enhanced Liquidity Fund (b)	150,291,171	150,291

Total Short-Term Investments (Cost $150,291)		150,291

Money Market Fund (1.8%)
STI Classic Institutional Cash Management Money Market Fund (c)	13,939,893	13,940

Total Money Market Fund (Cost $13,940)		13,940

Total Investments (Cost $744,430) (d) — 120.0%		907,554

Liabilities in excess of other assets — (20.0)%		(151,365)

Net Assets — 100.0%		$756,189

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $142,921.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.1%)
Consumer Discretionary (8.3%)
AutoZone, Inc.*	9,416	1,129
Big Lots, Inc.*	57,814	924
BorgWarner, Inc.	20,180	977
Bunge Ltd.	14,845	1,728
Clear Channel Communications, Inc.	40,587	1,401
Darden Restaurants, Inc.	28,932	802
Expedia, Inc.*	36,863	1,166
GameStop Corp., Cl A*	16,929	1,051
Gap, Inc. (The)	55,999	1,192
Hasbro, Inc.	40,379	1,033
Loews Corp. — Carolina Group	20,905	1,783
Newell Rubbermaid, Inc.	42,364	1,096
NIKE, Inc., Cl B	22,592	1,451
Sherwin-Williams Co. (The)	17,999	1,045
Textron, Inc.	26,501	1,890
YUM! Brands, Inc.	34,933	1,337

		20,005

Consumer Staples (9.4%)
Altria Group, Inc.	62,183	4,700
Kroger Co. (The)	77,987	2,083
Owens-Illinois, Inc.*	32,756	1,621
Pepsi Bottling Group, Inc. (The)	47,385	1,870
Procter & Gamble Co. (The)	57,096	4,192
RadioShack Corp.	55,741	940
Tiffany & Co.	23,686	1,090
UST, Inc.	37,438	2,052
Wal-Mart Stores, Inc.	87,678	4,167

		22,715

Energy (12.6%)
Cameron International Corp.*	42,068	2,025
Exxon Mobil Corp.	100,284	9,396
FMC Technologies, Inc.*	35,668	2,022
Hess Corp.	31,412	3,168
National-Oilwell Varco, Inc.*	35,002	2,571
Noble Energy, Inc.	33,232	2,643
Occidental Petroleum Corp.	43,720	3,366
Spectra Energy Corp.	104,292	2,693
Williams Cos., Inc. (The)	70,062	2,507

		30,391

Financials (14.4%)
ACE Ltd.	36,479	2,254
AMB Property Corp.	32,573	1,875
Annaly Capital Management, Inc.	107,224	1,949
Aon Corp.	42,723	2,037
Assurant, Inc.	30,063	2,011
Charles Schwab Corp. (The)	102,798	2,626
Chubb Corp. (The)	41,268	2,252
Federated Investors, Inc., Cl B	51,891	2,136
Goldman Sachs Group, Inc. (The)	15,667	3,369
Hartford Financial Services Group, Inc. (The)	24,988	2,179
Host Hotels & Resorts, Inc.	105,848	1,804
Janus Capital Group, Inc.	56,070	1,842
MetLife, Inc.	42,760	2,635
Principal Financial Group, Inc.	32,912	2,266
ProLogis	31,534	1,999

	Shares or
	Principal
	Amount ($)	Value ($)
Financials — continued
XL Capital Ltd., Cl A	34,663	1,744

		34,978

Health Care (12.2%)
Aetna, Inc.	51,936	2,998
Baxter International, Inc.	53,864	3,127
CIGNA Corp.	50,309	2,703
Coventry Health Care, Inc.*	45,459	2,693
Express Scripts, Inc.*	39,135	2,857
Humana, Inc.*	35,477	2,672
King Pharmaceuticals, Inc.*	266,042	2,724
McKesson Corp.	43,650	2,860
Medco Health Solutions, Inc.*	30,016	3,044
UnitedHealth Group, Inc.	68,422	3,982

		29,660

Industrials (10.2%)
AGCO Corp.*	22,789	1,549
Allied Waste Industries, Inc.*	142,399	1,569
Boeing Co. (The)	31,461	2,752
Cooper Industries, Ltd., Cl A	33,309	1,761
Deere & Co.	25,508	2,375
Energizer Holdings, Inc.*	15,662	1,756
General Dynamics Corp.	24,390	2,171
Goodrich Corp.	23,584	1,665
KBR, Inc.*	40,737	1,581
Lockheed Martin Corp.	20,632	2,172
Masco Corp.	78,892	1,705
Northrop Grumman Corp.	25,315	1,991
Parker Hannifin Corp.	22,376	1,685

		24,732

Information Technology (16.4%)
Adobe Systems, Inc.*	45,989	1,965
Apple, Inc.*	23,898	4,734
Autodesk, Inc.*	40,048	1,993
BMC Software, Inc.*	52,695	1,878
CA, Inc.	68,956	1,721
Compuware Corp.*	174,557	1,550
Hewlett-Packard Co.	77,039	3,889
Intel Corp.	160,697	4,284
Microsoft Corp.	192,077	6,838
Novell, Inc.*	230,487	1,583
NVIDIA Corp.*	55,749	1,897
Seagate Technology	57,089	1,456
Sun Microsystems, Inc.*	99,964	1,812
Texas Instruments, Inc.	75,123	2,509
Western Digital Corp.*	51,945	1,569

		39,678

Insurance (3.3%)
Axis Capital Holdings Ltd.	44,724	1,743
Everest Re Group Ltd.	17,515	1,759
Travelers Cos., Inc. (The)	46,141	2,482
Unum Group	79,614	1,894

		7,878

Materials (2.6%)
Celanese Corp., Ser A	39,950	1,691
E.I. du Pont de Nemours & Co.	54,310	2,394
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Materials — continued
Freeport-McMoRan Copper & Gold, Inc.	21,867	2,240

		6,325

Media (1.6%)
E.W. Scripps Co. (The), Cl A	26,421	1,189
Meredith Corp.	18,855	1,037
Viacom, Inc., Cl B*	39,055	1,715

		3,941

Telecommunication Services (3.5%)
AT&T, Inc.	118,916	4,942
Sprint Nextel Corp.	71,140	934
Verizon Communications, Inc.	60,608	2,648

		8,524

Transportation (0.9%)
Union Pacific Corp.	16,503	2,073

Utilities (3.7%)
Consolidated Edison, Inc.	27,922	1,364
Dominion Resources, Inc.	36,599	1,737
Duke Energy Corp.	78,151	1,576
Mirant Corp.*	28,687	1,118
PPL Corp.	28,325	1,476
Public Service Enterprise Group, Inc.	17,377	1,707

		8,978

Total Common Stocks (Cost $230,163)		239,878

Money Market Fund (1.2%)
STI Classic Institutional Cash Management Money Market Fund (a)	3,009,441	3,009

Total Money Market Fund (Cost $3,009)		3,009

Total Investments (Cost $233,172) (b) — 100.3%		242,887
Liabilities in excess of other assets — (0.3)%		(700)

Net Assets — 100.0%		$242,187

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (96.1%)
Consumer Discretionary (6.2%)
Darden Restaurants, Inc.	200,806	5,564
Foot Locker, Inc.	430,600	5,882
J.C. Penney Co., Inc.	124,450	5,475
Marriott International, Inc., Cl A (a)	270,700	9,253
Mattel, Inc.	274,850	5,233
News Corp., Cl A	541,750	11,100
OfficeMax, Inc. (a)	251,162	5,189
Pitney Bowes, Inc. (a)	241,350	9,181
Time Warner, Inc. (a)	488,300	8,062

		64,939

Consumer Staples (11.6%)
Avery Dennison Corp.	152,100	8,083
Avon Products, Inc. (a)	259,450	10,256
Campbell Soup Co. (a)	157,300	5,620
Clorox Co. (The) (a)	158,750	10,346
Colgate-Palmolive Co.	129,650	10,108
ConAgra Foods, Inc.	476,550	11,337
CVS Caremark Corp.	216,450	8,604
Fomento Economico Mexicano S.A.B. de C.V. ADR	144,881	5,530
Harman International Industries, Inc. (a)	82,450	6,077
Hershey Co. (The) (a)	280,850	11,066
Home Depot, Inc. (The)	195,000	5,253
New York Times Co., Cl A (The) (a)	327,550	5,742
PepsiCo, Inc.	108,700	8,250
Procter & Gamble Co. (The)	139,850	10,268
Wal-Mart Stores, Inc. (a)	114,750	5,454

		121,994

Energy (12.8%)
BJ Services Co.	222,150	5,389
Chevron Corp. (a)	316,000	29,492
ConocoPhillips	371,850	32,834
Exxon Mobil Corp.	406,900	38,123
Marathon Oil Corp.	222,300	13,529
Spectra Energy Corp. (a)	355,285	9,174
Tidewater, Inc. (a)	112,250	6,158

		134,699

Financials (21.9%)
American International Group, Inc.	293,150	17,091
Bank of America Corp.	627,250	25,879
Citigroup, Inc.	773,379	22,768
Colonial BancGroup, Inc. (The) (a)	379,350	5,136
Genworth Financial, Inc., Cl A	394,850	10,049
Hartford Financial Services Group, Inc. (The)	111,350	9,709
HCC Insurance Holdings, Inc. (a)	230,200	6,602
JPMorgan Chase & Co.	396,916	17,325
Legg Mason, Inc.	124,950	9,140
Lincoln National Corp.	190,500	11,091
Merrill Lynch & Co., Inc.	120,500	6,469
Morgan Stanley (a)	130,008	6,905
Northern Trust Corp. (a)	70,200	5,376
Principal Financial Group, Inc.	83,250	5,731
Protective Life Corp.	145,100	5,952
Regions Financial Corp. (a)	248,500	5,877

	Shares or
	Principal
	Amount ($)	Value ($)
Financials — continued
U.S. Bancorp	486,750	15,450
Wachovia Corp. (a)	590,300	22,449
Washington Mutual, Inc. (a)	382,350	5,204
Wells Fargo & Co. (a)	512,700	15,478

		229,681

Health Care (8.5%)
Bristol-Myers Squibb Co.	321,400	8,524
Brookdale Senior Living, Inc. (a)	213,037	6,052
Cooper Cos., Inc. (The) (a)	125,200	4,758
Covidien Ltd.	192,450	8,524
Johnson & Johnson	327,950	21,874
Pfizer, Inc.	966,450	21,967
Quest Diagnostics, Inc. (a)	169,450	8,964
Wyeth	201,700	8,913

		89,576

Industrials (13.6%)
3M Co.	199,750	16,843
Aircastle Ltd. (a)	199,100	5,242
Emerson Electric Co.	152,404	8,635
General Electric Co.	859,050	31,845
R.R. Donnelley & Sons Co.	150,350	5,674
Southwest Airlines Co. (a)	433,650	5,290
Tyco Electronics Ltd.	227,500	8,447
Tyco International Ltd.	214,250	8,495
United Parcel Service, Inc., Cl B	151,100	10,686
United Technologies Corp.	269,100	20,597
UTI Worldwide, Inc.	263,150	5,158
Waste Management, Inc.	324,700	10,608
Weyerhaeuser Co.	75,950	5,601

		143,121

Information Technology (4.2%)
Electronic Data Systems Corp. (a)	270,500	5,607
Harris Corp.	95,525	5,987
International Business Machines Corp. (a)	55,050	5,951
Jabil Circuit, Inc. (a)	361,950	5,527
Microchip Technology, Inc. (a)	356,000	11,186
Motorola, Inc.	599,800	9,621

		43,879

Materials (3.2%)
Alcoa, Inc. (a)	267,550	9,779
E.I. du Pont de Nemours & Co. (a)	189,950	8,375
Rohm & Haas Co. (a)	163,794	8,693
Sonoco Products Co.	194,982	6,372

		33,219

Telecommunication Services (7.2%)
Alcatel-Lucent ADR (a)	667,050	4,883
AT&T, Inc.	614,300	25,530
Embarq Corp.	175,000	8,668
Sprint Nextel Corp.	885,800	11,631
Verizon Communications, Inc. (a)	443,360	19,370
Windstream Corp. (a)	413,850	5,388

		75,470

Utilities (6.9%)
Dominion Resources, Inc. (a)	181,136	8,595
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Utilities — continued
Duke Energy Corp.	432,906	8,732
Edison International	156,400	8,347
Entergy Corp. (a)	73,050	8,731
FPL Group, Inc.	120,150	8,130
PG&E Corp. (a)	184,250	7,939
Public Service Enterprise Group, Inc. (a)	88,000	8,645
TECO Energy, Inc. (a)	307,653	5,295
Xcel Energy, Inc. (a)	374,200	8,446

		72,860

Total Common Stocks (Cost $964,054)		1,009,438

Short-Term Investments (24.2%)
Credit Suisse Enhanced Liquidity Fund (b)	254,725,450	254,725

Total Short-Term Investments (Cost $254,725)		254,725

Money Market Fund (3.9%)
STI Classic Institutional Cash Management Money Market Fund (c)	41,515,025	41,515

Total Money Market Fund (Cost $41,515)		41,515

Total Investments (Cost $1,260,294) (d) — 124.2%		1,305,678
Liabilities in excess of other assets — (24.2)%		(254,575)

Net Assets — 100.0%		$1,051,103

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $246,796.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.4%)
Consumer Discretionary (11.3%)
American Eagle Outfitters, Inc. (a)	136,451	2,834
Darden Restaurants, Inc.	71,432	1,979
International Game Technology (a)	76,846	3,376
J.C. Penney Co., Inc.	41,265	1,815
Mattel, Inc.	138,152	2,630
McGraw-Hill Cos., Inc. (The)	54,645	2,394
Men’s Wearhouse, Inc. (The) (a)	55,618	1,501
Mohawk Industries, Inc.* (a)	31,038	2,309
Nordstrom, Inc. (a)	31,608	1,161
Omnicom Group, Inc. (a)	68,034	3,234
Sotheby’s (a)	53,020	2,020
Whirlpool Corp. (a)	30,134	2,460

		27,713

Consumer Staples (5.5%)
Church & Dwight Co., Inc. (a)	65,123	3,521
Clorox Co. (The) (a)	37,425	2,439
ConAgra Foods, Inc.	73,189	1,741
Pepsi Bottling Group, Inc. (The) (a)	79,802	3,149
Reynolds American, Inc. (a)	41,503	2,738

		13,588

Energy (10.3%)
Anadarko Petroleum Corp.	49,862	3,275
Cameron International Corp.* (a)	75,588	3,638
Chesapeake Energy Corp. (a)	89,907	3,524
Core Laboratories NV*	18,462	2,303
Diamond Offshore Drilling, Inc. (a)	24,745	3,514
Noble Energy, Inc. (a)	46,933	3,732
Spectra Energy Corp.	77,000	1,988
Tesoro Corp. (a)	67,376	3,214

		25,188

Financials (15.1%)
AMB Property Corp. (a)	49,488	2,849
Ameriprise Financial, Inc.	57,446	3,166
Arch Capital Group Ltd.*	30,174	2,123
Bear Stearns Cos., Inc. (The) (a)	10,000	882
Discover Financial Services	92,464	1,394
Entertainment Properties Trust (a)	45,453	2,136
Genworth Financial, Inc., Cl A	64,721	1,647
Janus Capital Group, Inc. (a)	74,835	2,458
Jones Lang LaSalle, Inc. (a)	31,686	2,255
Legg Mason, Inc.	16,026	1,172
M&T Bank Corp. (a)	26,315	2,146
Marshall & Ilsley Corp. (a)	91,299	2,418
Principal Financial Group, Inc.	59,602	4,103
ProLogis (a)	49,337	3,127
Raymond James Financial, Inc. (a)	93,010	3,038
SL Green Realty Corp. (a)	21,925	2,049

		36,963

Health Care (9.5%)
Becton, Dickinson & Co.	33,912	2,834
Celgene Corp.*	39,027	1,804
Endo Pharmaceuticals Holdings, Inc.* (a)	74,033	1,975
Express Scripts, Inc.*	36,033	2,630
Henry Schein, Inc.* (a)	45,916	2,819
Laboratory Corp. of America Holdings* (a)	39,808	3,007

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks — continued
Health Care — continued
Millipore Corp.*	32,838	2,403
Thermo Fisher Scientific, Inc.*	58,588	3,379
Universal Health Services, Inc., Cl B	49,198	2,519

		23,370

Industrials (16.3%)
Copart, Inc.*	75,279	3,203
Covanta Holding Corp.* (a)	112,988	3,125
CSX Corp.	56,407	2,481
Curtiss-Wright Corp. (a)	52,479	2,634
Dover Corp.	59,184	2,728
Eaton Corp.	37,236	3,610
Equifax, Inc.	63,760	2,318
Goodrich Corp.	44,243	3,124
Ingersoll-Rand Co., Ltd., Cl A	53,369	2,480
L-3 Communications Holdings, Inc.	25,331	2,684
PACCAR, Inc. (a)	49,426	2,693
Toro Co. (The)	47,158	2,567
Trane, Inc. (a)	72,770	3,399

		37,046

Information Technology (16.9%)
BMC Software, Inc.* (a)	107,947	3,847
Cadence Design Systems, Inc.*	174,492	2,968
Harris Corp.	60,544	3,795
Juniper Networks, Inc.* (a)	110,503	3,669
Metavante Technologies, Inc.*	28,733	670
NCR Corp.*	93,057	2,336
Novellus Systems, Inc.* (a)	128,568	3,545
NVIDIA Corp.*	55,725	1,896
Paychex, Inc. (a)	78,210	2,833
Sybase, Inc.* (a)	99,639	2,599
Teradata Corp.*	79,957	2,192
Total System Services, Inc. (a)	121,247	3,395
Tyco Electronics Ltd.	57,028	2,117
VeriSign, Inc.*	49,906	1,877
VMware, Inc., Cl A* (a)	5,200	442
Xerox Corp.* (a)	205,216	3,322

		41,503

Materials (5.2%)
Air Products & Chemicals, Inc.	23,000	2,268
Albemarle Corp. (a)	60,214	2,484
FMC Corp.	53,947	2,943
Packaging Corp. of America	105,162	2,966
Steel Dynamics, Inc. (a)	43,808	2,610
United States Steel Corp.	20,147	2,436

		15,707

Telecommunication Services (2.3%)
Qwest Communications International, Inc.* (a)	349,869	2,453
Telephone & Data Systems, Inc.	49,370	3,090

		5,543

Utilities (7.0%)
American Electric Power Co., Inc. (a)	67,943	3,164
Edison International	66,710	3,560
MDU Resources Group, Inc.	120,513	3,327
OGE Energy Corp.	99,451	3,609
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks — continued
Utilities — continued
PG&E Corp. (a)	83,746	3,609

		17,269

Total Common Stocks (Cost $200,879)		243,890

Short-Term Investments (39.5%)
Credit Suisse Enhanced Liquidity Fund (b)	96,961,151	96,961

Total Short-Term Investments (Cost $96,961)		96,961

Money Market Funds (0.4%)
STI Classic Institutional Cash Management Money Market Fund (c)	909,526	910

Total Money Market Funds (Cost $910)		910

Total Investments (Cost $298,750) (d) — 139.3%		341,761
Liabilities in excess of other assets — (39.3)%		(96,496)

Net Assets — 100.0%		$245,265

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $92,808.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.0%)
Consumer Discretionary (15.0%)
Cooper Tire & Rubber Co.	207,700	3,444
Darden Restaurants, Inc.	102,800	2,848
Foot Locker, Inc.	306,300	4,184
Harman International Industries, Inc. (a)	54,100	3,988
Marriott International, Inc., Cl A (a)	114,650	3,919
New York Times Co., Cl A (The) (a)	319,450	5,600
OfficeMax, Inc.	228,800	4,727
Pitney Bowes, Inc.	103,100	3,922
Polo Ralph Lauren Corp. (a)	52,400	3,238
Virgin Media, Inc. (a)	231,300	3,964

		39,834

Consumer Staples (7.3%)
Avon Products, Inc. (a)	52,600	2,079
Campbell Soup Co. (a)	111,500	3,984
Clorox Co. (The) (a)	44,800	2,920
ConAgra Foods, Inc.	172,500	4,104
Hershey Co. (The) (a)	67,600	2,663
Sara Lee Corp.	224,100	3,599

		19,349

Energy (7.6%)
BJ Services Co.	125,400	3,042
Chesapeake Energy Corp. (a)	35,300	1,384
Spectra Energy Corp.	89,700	2,316
Sunoco, Inc.	75,600	5,476
Tidewater, Inc. (a)	44,400	2,436
Western Refining, Inc. (a)	114,600	2,775
Williams Cos., Inc. (The)	76,465	2,736

		20,165

Financials (22.1%)
Ameriprise Financial, Inc.	60,300	3,323
Annaly Capital Management, Inc.	171,900	3,125
Bear Stearns Cos., Inc. (The) (a)	34,800	3,071
Brookfield Properties Corp.	150,200	2,891
Colonial BancGroup, Inc. (The) (a)	247,500	3,351
Comerica, Inc.	74,400	3,239
Dupont Fabros Technology, Inc. (a)	188,900	3,703
Genworth Financial, Inc., Cl A	187,900	4,781
HCC Insurance Holdings, Inc.	82,500	2,366
Lazard Ltd., Cl A (a)	71,300	2,901
Legg Mason, Inc.	61,300	4,484
Lincoln National Corp.	61,700	3,592
Marsh & McLennan Cos., Inc. (a)	141,900	3,756
Marshall & Ilsley Corp.	62,800	1,663
National City Corp.	96,000	1,580
OneBeacon Insurance Group Ltd.	158,100	3,399
Regions Financial Corp. (a)	124,000	2,933
Washington Mutual, Inc. (a)	112,200	1,527
Zions Bancorp (a)	66,100	3,086

		58,771

Health Care (5.3%)
Brookdale Senior Living, Inc. (a)	159,400	4,529
Cooper Cos., Inc. (The) (a)	111,800	4,248
Covidien Ltd.	46,600	2,064

	Shares or
	Principal
	Amount ($)	Value ($)
Health Care — continued
Quest Diagnostics, Inc. (a)	60,100	3,179

		14,020

Industrials (12.2%)
Aircastle Ltd.	142,600	3,755
Avery Dennison Corp.	60,100	3,194
Macquarie Infrastructure Co. LLC (a)	128,100	5,192
R.R. Donnelley & Sons Co.	94,400	3,562
Southwest Airlines Co. (a)	336,800	4,109
Tyco International Ltd.	80,400	3,188
UTI Worldwide, Inc.	248,700	4,874
Waste Management, Inc.	140,700	4,597

		32,471

Information Technology (7.8%)
Alcatel-Lucent ADR (a)	389,300	2,850
Electronic Data Systems Corp.	161,600	3,350
Harris Corp.	39,000	2,444
Jabil Circuit, Inc.	263,100	4,017
Microchip Technology, Inc. (a)	86,300	2,712
Paychex, Inc. (a)	71,700	2,597
Tyco Electronics Ltd.	72,200	2,681

		20,651

Materials (6.0%)
Albemarle Corp. (a)	43,700	1,803
Ashland, Inc. (a)	39,600	1,878
Cytec Industries, Inc.	41,100	2,531
Louisiana-Pacific Corp. (a)	160,500	2,196
Nalco Holding Co.	81,700	1,975
Scotts Miracle-Gro Co. (The), Cl A	81,600	3,053
Sonoco Products Co.	76,400	2,497

		15,933

Telecommunication Services (4.9%)
Embarq Corp. (a)	125,600	6,221

		6,221

Utilities (11.4%)
American Electric Power Co., Inc.	88,500	4,121
Edison International	80,300	4,286
Entergy Corp.	11,900	1,422
Integrys Energy Group, Inc. (a)	85,900	4,440
Pepco Holdings, Inc.	64,500	1,892
PG&E Corp. (a)	138,500	5,968
Sempra Energy	37,200	2,302
TECO Energy, Inc. (a)	126,000	2,168
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Utilities — continued
Xcel Energy, Inc. (a)	166,900	3,767

		30,366

Total Common Stocks (Cost $276,539)		257,781

Short-Term Investments (29.9%)
Credit Suisse Enhanced Liquidity Fund (b)	79,509,805	79,510

Total Short-Term Investments (Cost $79,510)		79,510

Money Market Fund (2.5%)
STI Classic Institutional Cash Management Money Market Fund (c)	6,624,673	6,625

Total Money Market Fund (Cost $6,625)		6,625

Total Investments (Cost $362,674) (d) — 129.4%		343,916
Liabilities in excess of other assets — (29.4)%		(78,212)

Net Assets — 100.0%		$265,704

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $77,390.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (169.9%)
Common Stocks (129.9%)
Casinos & Gaming (5.7%)
Ameristar Casinos, Inc.	2,300	64
Boyd Gaming Corp.	1,800	61
Monarch Casino & Resort, Inc.*	4,000	96
Wynn Resorts, Ltd.	500	56

		277

Diversified (10.0%)
CapLease, Inc. REIT	10,300	87
Liberty Property Trust REIT	900	26
PS Business Parks, Inc. REIT	1,400	73
Vornado Realty Trust REIT	3,200	281
Washington REIT	600	19

		486

Healthcare (12.1%)
Cogdell Spencer, Inc. REIT	3,400	54
Five Star Quality Care, Inc.*	11,700	97
HCP, Inc. REIT	2,900	101
Health Care REIT, Inc.	900	40
National Health Investors, Inc. REIT	2,400	67
Nationwide Health Properties, Inc.	800	25
OMEGA Healthcare Investors, Inc.	600	10
Senior Housing Properties Trust REIT	1,000	23
Ventas, Inc.	3,800	172

		589

Heavy Construction (7.1%)
EMCOR Group, Inc.*	2,300	54
Michael Baker Corp.*	1,300	54
Perini Corp.*	2,200	91
The Shaw Group, Inc.*	2,400	145

		344

Homebuilders (7.4%)
Fleetwood Enterprises, Inc.*	16,600	99
NVR, Inc.*	500	262

		361

Hotels & Leisure Properties (15.9%)
Ashford Hospitality Trust	5,400	39
DiamondRock Hospitality Co.	2,700	41
Entertainment Properties Trust	700	33
FelCor Lodging Trust, Inc.	1,500	23
Great Wolf Resorts, Inc.*	1,000	10
Hospitality Properties Trust REIT	3,800	122
Host Hotels & Resorts, Inc.	10,400	177
LaSalle Hotel Properties REIT	3,000	96
MHI Hospitality Corp. REIT	8,800	63
Six Flags, Inc.	34,500	70
Strategic Hotels & Resorts, Inc. REIT	6,100	102

		776

Industrial (14.1%)
AMB Property Corp.	1,900	109
Extra Space Storage, Inc. REIT	300	4
ProLogis	5,300	336
Public Storage REIT	3,200	235

	Shares or
	Principal
	Amount ($)	Value ($)
Industrial — continued
Sovran Self Storage, Inc. REIT	100	4

		688

Land & Forest Products (9.3%)
Massey Energy Co.	2,700	97
Plum Creek Timber Co., Inc.	4,700	216
Potlatch Corp.	2,100	93
Rayonier, Inc.	1,000	47

		453

Mortgage (5.6%)
Annaly Capital Management, Inc.	3,900	71
Arbor Realty Trust, Inc. REIT	3,100	50
Capital Trust, Inc., Cl A	2,800	86
Gramercy Capital Corp.	2,800	68

		275

Office (10.1%)
Alexandria Real Estate Equities, Inc.	400	41
BioMed Realty Trust, Inc. REIT	800	19
Boston Properties, Inc. REIT	1,700	156
Digital Reality Trust, Inc.	400	15
Douglas Emmett, Inc. REIT	800	18
Duke Realty Corp. REIT	1,700	44
Kilroy Realty Corp. REIT	400	22
Mack-Cali Realty Corp. REIT	400	14
Parkway Properties, Inc. REIT	600	22
SL Green Realty Corp.	1,500	140

		491

Real Estate Services (3.3%)
CB Richard Ellis Group, Inc., Cl A*	3,000	65
Dycom Industries, Inc.*	2,300	61
Jones Lang LaSalle, Inc.	500	36

		162

Residential (12.3%)
Associated Estates Realty Corp. REIT	4,700	44
AvalonBay Communities, Inc. REIT	1,400	132
Camden Property Trust REIT	500	24
Equity Lifestyle Properties, Inc. REIT	400	18
Equity Residential REIT	4,500	164
Essex Property Trust, Inc. REIT	200	20
GMH Communities Trust REIT	12,900	71
Post Properties, Inc. REIT	900	32
UDR, Inc. REIT	4,900	97

		602

Retail (17.0%)
Developers Diversified Realty Corp. REIT	1,500	58
Federal Realty Investment Trust REIT	400	33
General Growth Properties, Inc. REIT	3,600	148
Kimco Realty Corp. REIT	3,700	135
Realty Income Corp. REIT	300	8
Regency Centers Corp. REIT	900	58
Simon Property Group, Inc. REIT	3,400	295
Taubman Centers, Inc. REIT	400	20
The Macerich Co. REIT	900	64
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Retail — continued
Weingarten Realty Investors REIT	300	9

		828

Total Common Stocks (Cost $6,528)		6,332

Short-Term Investments (40.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,952,016	1,952

Total Short-Term Investments (Cost $1,952)		1,952

Total Long Position (Cost $8,480)		8,284

Short Positions ((29.9)%)
Common Stocks Sold Short ((29.9)%)
Casinos & Gaming ((4.3)%)
Isle of Capri Casinos, Inc.*	(13,200)	(181)
Penn National Gaming, Inc.*	(500)	(30)

		(211)

Diversified ((1.0)%)
Colonial Properties Trust REIT	(2,200)	(50)

Healthcare ((4.0)%)
Brookdale Senior Living, Inc.	(3,000)	(85)
Community Health Systems, Inc.*	(2,300)	(85)
Universal Health Services, Inc., Cl B	(500)	(26)

		(196)

Heavy Construction ((3.9)%)
Quanta Services, Inc.*	(7,500)	(197)

Homebuilders ((6.9)%)
Centex Corp.	(3,800)	(95)
D.R. Horton, Inc.	(1,800)	(24)
Hilltop Holdings, Inc.	(4,400)	(48)
KB Home	(700)	(15)
Pulte Homes, Inc.	(4,800)	(51)
Standard Pacific Corp.	(30,300)	(101)

		(334)

Hotels & Leisure Properties ((3.9)%)
Cedar Fair, L.P.	(1,200)	(25)
Life Time Fitness, Inc.*	(1,200)	(60)
Marriott International, Inc., Cl A	(1,500)	(51)
Town Sports International Holdings, Inc.	(5,400)	(52)

		(188)

Industrial ((0.9)%)
U-Store-It Trust REIT	(4,900)	(45)

Mortgage ((1.4)%)
CBRE Realty Finance, Inc. REIT	(5,000)	(27)
KKR Financial Holdings LLC	(2,800)	(39)

		(66)

Office ((2.0)%)
Lexington Realty Trust REIT	(2,400)	(35)

	Shares or
	Principal
	Amount ($)	Value ($)
Office — continued
Maguire Properties, Inc. REIT	(2,100)	(62)

		(97)

Residential ((1.1)%)
American Land Lease, Inc. REIT	(2,600)	(52)

Retail ((0.5)%)
CBL & Associates Properties, Inc. REIT	(1,000)	(24)

Total Short Positions (Cost $1,509)		(1,460)

Total Investments (Cost $6,971) (a) — 140.0%		6,824
Liabilities in excess of other assets — (40.0)%		(1,949)

Net Assets — 100.0%		$4,875

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (96.4%)
Consumer Discretionary (5.9%)
Coach, Inc.* (a)	51,180	1,565
International Game Technology (a)	45,920	2,017
McDonald’s Corp.	56,500	3,328
NIKE, Inc., Cl B	21,070	1,354

		8,264

Consumer Staples (10.3%)
Colgate-Palmolive Co.	25,920	2,021
Costco Wholesale Corp. (a)	48,880	3,410
PepsiCo, Inc.	59,120	4,487
Procter & Gamble Co. (The)	61,000	4,479

		14,397

Energy (5.7%)
Baker Hughes, Inc. (a)	24,930	2,022
Cameron International Corp.*	67,900	3,268
Schlumberger, Ltd.	27,280	2,683

		7,973

Financials (7.7%)
AFLAC, Inc.	58,190	3,644
State Street Corp.	39,700	3,224
T. Rowe Price Group, Inc. (a)	64,010	3,897

		10,765

Health Care (18.7%)
Baxter International, Inc.	65,630	3,810
Express Scripts, Inc.*	62,880	4,590
Gilead Sciences, Inc.* (a)	73,020	3,360
Merck & Co., Inc.	74,480	4,328
Stryker Corp. (a)	45,630	3,409
Thermo Fisher Scientific, Inc.*	61,000	3,519
UnitedHealth Group, Inc.	56,070	3,263

		26,279

Industrials (12.2%)
Boeing Co. (The)	26,250	2,296
Emerson Electric Co.	71,440	4,048
Precision Castparts Corp.	26,860	3,725
Raytheon Co.	59,280	3,598
United Technologies Corp.	45,030	3,447

		17,114

Information Technology (32.2%)
Adobe Systems, Inc.*	67,360	2,878
Apple, Inc.*	25,970	5,144
Cisco Systems, Inc.*	133,880	3,624
Dell, Inc.*	113,710	2,787
Google, Inc., Cl A*	4,520	3,126
Hewlett-Packard Co.	95,730	4,832
Intel Corp.	147,086	3,921
Microsoft Corp.	190,726	6,790
NVIDIA Corp.*	74,210	2,525
Oracle Corp.*	155,168	3,504
QUALCOMM, Inc.	67,190	2,644
Texas Instruments, Inc.	102,140	3,411

		45,186

Materials (3.7%)
Monsanto Co. (a)	24,800	2,770

	Shares or
	Principal
	Amount ($)	Value ($)
Materials — continued
Praxair, Inc.	27,820	2,468

		5,238

Total Common Stocks (Cost $109,738)		135,216

Short-Term Investments (9.1%)
Credit Suisse Enhanced Liquidity Fund (b)	12,772,550	12,773

Total Short-Term Investments (Cost $12,773)		12,773

Money Market Fund (4.2%)
STI Classic Institutional Cash Management Money Market Fund (c)	5,964,034	5,964

Total Money Market Fund (Cost $5,964)		5,964

Total Investments (Cost $128,475) (d) — 109.7%		153,953
Liabilities in excess of other assets — (9.7)%		(13,585)

Net Assets — 100.0%		$140,368

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $12,412.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.9%)
Consumer Discretionary (14.4%)
Aeropostale, Inc.* (a)	158,213	4,193
Brightpoint, Inc.*	302,497	4,646
Buckle, Inc., (The)	71,108	2,347
Deckers Outdoor Co.*	39,805	6,172
DeVry, Inc. (a)	161,220	8,377
Fossil, Inc.* (a)	134,760	5,657
GSI Commerce, Inc.* (a)	149,763	2,920
Gymboree Corp., (The)* (a)	96,915	2,952
Jack in the Box, Inc.* (a)	204,524	5,271
Jarden Corp.* (a)	110,499	2,609
Life Time Fitness, Inc.* (a)	90,097	4,476
McCormick & Schmick’s Seafood Restaurants, Inc.*	165,349	1,973
Priceline.com, Inc.* (a)	58,578	6,728
Quanta Services, Inc.* (a)	139,533	3,661
Strayer Education, Inc.	27,549	4,699
Tempur-Pedic International, Inc. (a)	108,179	2,809
Tupperware Brands Corp. (a)	129,611	4,281
Universal Electronics, Inc.*	139,285	4,658
Vail Resorts, Inc.* (a)	70,517	3,795
WMS Industries, Inc.* (a)	160,206	5,870

		88,094

Consumer Staples (4.0%)
1-800-FLOWERS.COM, Inc.*	206,730	1,805
Casey’s General Stores, Inc.	130,715	3,870
Corn Products International, Inc.	93,235	3,426
Flowers Foods, Inc. (a)	246,731	5,776
Hain Celestial Group, Inc., (The)* (a)	157,523	5,041
Longs Drug Stores Corp. (a)	91,715	4,311
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	15,865	272

		24,501

Energy (6.2%)
Atwood Oceanics, Inc.* (a)	82,939	8,314
Core Laboratories NV*	42,421	5,291
Dril-Quip, Inc.*	66,426	3,697
Matrix Service Co.* (a)	221,664	4,837
NATCO Group, Inc., Cl A*	119,644	6,479
Oceaneering International, Inc.*	64,013	4,311
PetroQuest Energy, Inc.* (a)	369,061	5,277

		38,206

Financials (7.5%)
Capstead Mortgage Corp. (a)	325,864	4,298
Digital Reality Trust, Inc. (a)	122,427	4,698
FCStone Group, Inc.* (a)	81,778	3,764
GFI Group, Inc.* (a)	58,529	5,602
Hanover Insurance Group, Inc., (The)	121,044	5,544
Navigators Group, Inc., (The)* (a)	79,618	5,175
RLI Corp. (a)	69,239	3,932
SVB Financial Group* (a)	108,945	5,491
Tanger Factory Outlet Centers, Inc. (a)	62,032	2,339
Waddell & Reed Financial, Inc., Cl A	150,526	5,433

		46,276

Health Care (24.2%)
Advisory Board Co., (The)*	49,366	3,169

	Shares or
	Principal
	Amount ($)	Value ($)
Health Care — continued
Alexion Pharmaceuticals, Inc.* (a)	117,457	8,813
Align Technology, Inc.* (a)	194,869	3,250
Alkermes, Inc.* (a)	335,526	5,231
Alliance Imaging, Inc.*	514,742	4,952
AMAG Pharmaceuticals, Inc.* (a)	80,708	4,853
ArthroCare Corp.* (a)	88,918	4,272
BioMarin Pharmaceutical, Inc.* (a)	305,306	10,809
Genomic Health, Inc.* (a)	186,527	4,223
HealthExtras, Inc.* (a)	139,590	3,640
Immucor, Inc.* (a)	241,751	8,217
inVentiv Health, Inc.* (a)	165,325	5,118
K-V Pharmaceutical Co.* (a)	173,186	4,943
LifeCell Corp.* (a)	158,086	6,815
MedCath Corp.*	140,434	3,449
Meridian Bioscience, Inc.	223,131	6,712
MGI Pharma, Inc.*	202,684	8,215
Neogen Corp.*	49,457	1,313
NuVasive, Inc.* (a)	182,206	7,201
Omnicell, Inc.* (a)	216,069	5,819
OSI Pharmaceuticals, Inc.* (a)	55,506	2,693
PAREXEL International Corp.*	72,712	3,512
Phase Forward, Inc.* (a)	246,276	5,356
Psychiatric Solutions, Inc.* (a)	177,070	5,755
STERIS Corp.	165,554	4,775
Varian, Inc.*	84,055	5,489
West Pharmaceutical Services, Inc. (a)	108,847	4,418
XenoPort, Inc.*	100,832	5,634

		148,646

Industrials (13.3%)
CIRCOR International, Inc.	92,374	4,283
Columbus McKinnon Corp.*	148,626	4,848
Curtiss-Wright Corp. (a)	138,591	6,957
Kaman Corp.	154,209	5,676
Kansas City Southern* (a)	127,837	4,389
Korn/Ferry International* (a)	168,458	3,170
Lindsay Corp. (a)	80,141	5,665
Orbital Sciences Corp.* (a)	252,036	6,180
RBC Bearings, Inc.* (a)	146,797	6,380
Titan International, Inc. (a)	151,802	4,745
TransDigm Group, Inc.*	126,239	5,702
URS Corp.*	69,919	3,799
Wabtec Corp. (a)	155,100	5,342
Woodward Governor Co.	119,051	8,090
Zoltek Cos., Inc.* (a)	142,179	6,095

		81,321

Information Technology (22.4%)
ANADIGICS, Inc.* (a)	273,878	3,169
Anixter International, Inc.* (a)	80,907	5,038
ANSYS, Inc.* (a)	140,235	5,814
Ariba, Inc.* (a)	476,086	5,308
Arris Group, Inc.* (a)	156,224	1,559
Atheros Communications* (a)	109,067	3,331
AuthenTec, Inc.* (a)	204,311	2,969
Bankrate, Inc.* (a)	80,981	3,894
Blackboard, Inc.*	99,158	3,991
Blue Coat Systems, Inc.* (a)	107,865	3,546
Comtech Group, Inc.* (a)	237,820	3,831
Comtech Telecommunications Corp.*	99,975	5,400
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology — continued
CyberSource Corp.* (a)	213,483	3,794
Digital River, Inc.* (a)	129,297	4,276
Dionex Corp.*	73,176	6,063
Double-Take Software, Inc.*	268,971	5,842
Foundry Networks, Inc.* (a)	333,554	5,844
Global Sources Ltd.* (a)	160,287	4,523
IHS, Inc., Cl A* (a)	109,643	6,640
j2 Global Communications, Inc.* (a)	143,093	3,029
MICROS Systems, Inc.*	63,592	4,462
NETGEAR, Inc.*	183,856	6,558
Netlogic Microsystems, Inc.* (a)	150,672	4,852
NICE Systems Ltd.*	43,867	1,506
Nuance Communications, Inc.* (a)	298,212	5,571
Radiant Systems, Inc.* (a)	215,641	3,715
Shutterfly, Inc.* (a)	100,249	2,568
Sigma Designs, Inc.* (a)	38,005	2,098
Synaptics, Inc.*	90,469	3,724
Synchronoss Technologies, Inc.* (a)	112,505	3,987
Tessera Technologies, Inc.* (a)	140,732	5,854
VASCO Data Security International, Inc.* (a)	172,147	4,806

		137,562

Materials (6.3%)
Ameron International Corp. (a)	41,752	3,847
Arch Chemicals, Inc.	48,260	1,773
Astec Industries, Inc.*	80,379	2,989
Hercules, Inc.	302,979	5,863
Koppers Holdings, Inc.	106,410	4,601
Silgan Holdings, Inc.	81,934	4,256
Terra Industries, Inc.* (a)	225,688	10,779
Willbros Group, Inc.* (a)	121,682	4,659

		38,767

Telecommunication Services (1.6%)
Cbeyond, Inc.* (a)	110,113	4,293
ShoreTel, Inc.* (a)	257,640	3,599

	Shares or
	Principal
	Amount ($)	Value ($)
Telecommunication Services — continued
Virgin Mobile USA, Inc.* (a)	245,306	2,181

		10,073

Total Common Stocks (Cost $511,174)		613,446

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc. (b) (g)	1,301,500	—

Telecommunications (0.0%)
Sunair Services Corp. (b) (c) (g)	350,000	—

Total Warrants (Cost $163)		—

Short-Term Investments (48.3%)
Credit Suisse Enhanced Liquidity Fund (d)	296,321,717	296,322

Total Short-Term Investments (Cost $296,322)		296,322

Money Market Fund (1.7%)
STI Classic Institutional Cash Management Money Market Fund (e)	10,519,165	10,519

Total Money Market Fund (Cost $10,519)		10,519

Total Investments (Cost $818,178) (f) — 149.9%		920,287
Liabilities in excess of other assets — (49.9)%		(306,467)

Net Assets — 100.0%
		$613,820

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $284,885.

(b)	Fair value is zero.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2007 are identified below (in thousands):

					Percent of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)

Sunair Services Corp. Warrants	12/15/05	—	350	—	—

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

(g)	Valued at fair value using methods determined by the Board of Trustees. Fair valued securities held by the Fund represent 0.0% of net assets as of December 31, 2007.

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (19.6%)
Aaron Rents, Inc. (a)	262,900	5,058
ABM Industries, Inc. (a)	278,438	5,677
Asbury Automotive Group, Inc. (a)	372,239	5,602
Bassett Furniture Industries, Inc.	232,654	2,173
bebe Stores, Inc. (a)	422,934	5,439
Bon-Ton Stores, Inc. (The) (a)	67,100	637
Brown Shoe Co., Inc. (a)	687,168	10,424
Brunswick Corp. (a)	80,300	1,369
Christopher & Banks Corp. (a)	349,111	3,997
Cinemark Holdings, Inc. (a)	127,800	2,173
Circuit City Stores, Inc. (a)	738,600	3,102
CKE Restaurants, Inc. (a)	330,264	4,360
Cobra Electronics Corp.	321,100	1,535
Courier Corp.	67,600	2,231
Foot Locker, Inc. (a)	167,700	2,291
Group 1 Automotive, Inc. (a)	167,800	3,985
Interface, Inc., Cl A	361,678	5,903
K-Swiss, Inc., Cl A (a)	366,000	6,625
Movado Group, Inc.	186,126	4,707
OfficeMax, Inc.	206,100	4,258
Ruby Tuesday, Inc. (a)	437,700	4,268
Sauer-Danfoss, Inc.	68,800	1,723
Stage Stores, Inc. (a)	296,754	4,392
Stanley Furniture Co., Inc. (a)	58,600	703
Teleflex, Inc.	87,283	5,500
Thor Industries, Inc.	66,763	2,538
Tomkins PLC ADR	7,264	101
Tuesday Morning Corp. (a)	365,218	1,852
Winnebago Industries, Inc. (a)	26,600	559
World Wrestling Entertainment, Inc. (a)	336,900	4,973

		108,155

Consumer Staples (6.0%)
Church & Dwight Co., Inc. (a)	100,827	5,452
Del Monte Foods Co.	457,400	4,327
Flowers Foods, Inc. (a)	26,320	616
Gruma SA ADR (a)	136,700	1,828
Longs Drug Stores Corp. (a)	192,200	9,033
New York Times Co., Cl A (The) (a)	352,500	6,179
PRIMEDIA, Inc. (a)	480,614	4,085
Regis Corp. (a)	49,600	1,387

		32,907

Energy (5.6%)
CARBO Ceramics, Inc. (a)	157,200	5,848
CHC Helicopter Corp., Cl A	627,700	15,975
RPC, Inc. (a)	172,400	2,019
Tidewater, Inc.	84,800	4,652
Ultrapar Participacoes SA ADR (a)	66,000	2,286

		30,780

Financials (19.4%)
Bank of Hawaii Corp.	169,500	8,668
Banner Corp. (a)	89,000	2,557
Capital Corp. of the West (a)	46,100	896
Cash America International, Inc. (a)	422,424	13,644
Cathay General Bancorp (a)	100,100	2,652
CBRE Realty Finance, Inc. (a)	304,100	1,624

	Shares or
	Principal
	Amount ($)	Value ($)
Financials — continued
City National Corp. (a)	72,300	4,305
East West Bancorp, Inc. (a)	120,163	2,911
Federal Agricultural Mortgage Corp., Cl A (a)	76,189	2,005
Glacier Bancorp, Inc. (a)	296,098	5,549
HCC Insurance Holdings, Inc.	342,650	9,827
Horizon Financial Corp. (a)	255,032	4,448
International Bancshares Corp. (a)	122,210	2,559
Jefferies Group, Inc.	167,773	3,867
MoneyGram International, Inc. (a)	488,100	7,502
OneBeacon Insurance Group Ltd.	362,700	7,798
Preferred Bank	64,291	1,673
Quadra Realty Trust, Inc. (a)	43,253	348
StanCorp Financial Group, Inc.	199,600	10,056
UCBH Holdings, Inc. (a)	317,500	4,496
Washington Federal, Inc. (a)	171,604	3,623
Washington Real Estate Investment Trust	89,157	2,800
West Coast Bancorp (a)	170,853	3,161

		106,969

Health Care (10.5%)
Cooper Cos., Inc. (The) (a)	538,296	20,455
Dr. Reddy’s Laboratories Ltd. ADR (a)	54,110	983
Ensign Group, Inc.	20,100	290
LCA-Vision, Inc. (a)	74,600	1,490
PerkinElmer, Inc.	293,900	7,647
STERIS Corp. (a)	803,957	23,186
Vital Signs, Inc.	80,094	4,094

		58,145

Industrials (20.9%)
Administaff, Inc. (a)	261,440	7,394
American Ecology Corp. (a)	119,900	2,815
BlueLinx Holdings, Inc. (a)	247,321	972
Donaldson Co., Inc.	90,900	4,216
Forward Air Corp. (a)	251,233	7,831
GATX Corp.	384,500	14,103
Genesis Lease Ltd. ADR	70,358	1,320
Graco, Inc. (a)	321,900	11,994
Grupo Aeroportuario del Pacifico SA de CV ADR	484,500	21,622
Heartland Express, Inc. (a)	376,200	5,335
Herman Miller, Inc. (a)	254,900	8,256
IDEX Corp.	91,700	3,313
Lennox International, Inc.	40,731	1,687
LSI Industries, Inc.	185,987	3,385
Macquarie Infrastructure Co. LLC (a)	8,000	324
McGrath Rentcorp	57,700	1,486
Multi-Color Corp.	45,153	1,240
Portec Rail Products, Inc.	145,427	1,597
Quixote Corp.	52,234	992
Seaspan Corp. (a)	84,367	2,066
UTI Worldwide, Inc.	246,200	4,826
Wabtec Corp. (a)	241,000	8,300

		115,074

Information Technology (4.7%)
Black Box Corp. (a)	97,200	3,516
Cohu, Inc.	260,100	3,980
Fair Isaac Corp. (a)	301,071	9,680
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology — continued
Ituran Location & Control Ltd.	91,700	1,015
Keithley Instruments, Inc.	246,700	2,388
Nam Tai Electronics, Inc.	337,200	3,800
Patni Computer Systems Ltd. ADR (a)	90,683	1,475

		25,854

Materials (8.1%)
Aceto Corp.	247,200	1,978
Bemis Co., Inc. (a)	208,086	5,697
Compass Minerals International, Inc. (a)	90,998	3,731
Cytec Industries, Inc.	73,200	4,508
Harry Winston Diamond Corp.	127,300	4,158
Louisiana-Pacific Corp. (a)	284,900	3,897
Myers Industries, Inc.	104,096	1,506
RPM International, Inc. (a)	377,500	7,663
Scotts Miracle-Gro Co. (The), Cl A (a)	187,600	7,020
Valspar Corp. (The) (a)	210,100	4,736

		44,894

Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.	311,500	4,673
SureWest Communications (a)	64,463	1,102

		5,775

Utilities (2.4%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (a)	62,600	2,942
PNM Resources, Inc. (a)	282,200	6,053
Portland General Electric Co. (a)	154,800	4,301

		13,296

Total Common Stocks (Cost $551,830)		541,849

Short-Term Investments (43.9%)
Credit Suisse Enhanced Liquidity Fund (b)	242,329,304	242,329

Total Short-Term Investments (Cost $242,329)		242,329

Money Market Fund (0.7%)
STI Classic Institutional Cash Management Money Market Fund (c)	3,853,063	3,853

Total Money Market Fund (Cost $3,853)		3,853

Total Investments (Cost $798,012) (d) — 142.8%		788,031
Liabilities in excess of other assets — (42.8)%		(236,095)

Net Assets — 100.0%		$551,936

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $233,159.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (227.9%)
Common Stocks (126.4%)
Consumer Discretionary (10.0%)
Abercrombie & Fitch Co., Cl A	600	48
Aeropostale, Inc.*	100	3
Amazon.com, Inc.*	100	9
Apollo Group, Inc., Cl A*	200	14
Bally Technologies, Inc.*	100	5
Blyth, Inc.	600	13
Bon-Ton Stores, Inc. (The)	200	2
China Automotive Systems, Inc.	600	5
Coach, Inc.*	200	6
Comcast Corp., Cl A*	2,100	38
eBay, Inc.*	200	7
EchoStar Communications Corp.*	900	34
FTD Group, Inc.	1,100	14
Garmin, Ltd.	100	10
General Motors Corp.	500	12
Goodyear Tire & Rubber Co. (The)*	300	8
Helen of Troy, Ltd.*	300	5
Iconix Brand Group, Inc.*	2,500	49
Jackson Hewitt Tax Service, Inc.	300	10
Jarden Corp.*	200	5
John Wiley & Sons, Inc., Cl A	600	26
Jos. A. Bank Clothiers, Inc.*	600	17
Liberty Global, Inc., Cl A*	600	23
Loews Corp. — Carolina Group	100	9
McDonald’s Corp.	400	24
Monarch Casino & Resort, Inc.*	200	5
National Presto Industries, Inc.	300	16
Rent-A-Center, Inc.*	300	4
Standard Pacific Corp.	200	1
Textron, Inc.	400	28
Time Warner, Inc.	2,500	41
Valassis Communications, Inc.*	300	3
Zumiez, Inc.*	200	5

		499

Consumer Staples (12.7%)
Altria Group, Inc.	1,500	113
American Oriental Bioengineering, Inc.*	900	10
Anheuser-Busch Cos., Inc.	1,200	63
Brown-Forman Corp., Cl B	700	52
Church & Dwight Co., Inc.	300	16
Coca-Cola Enterprises, Inc.	1,700	44
Farmer Brothers Co.	100	2
Great Atlantic & Pacific Tea Co., Inc. (The)*	1,100	35
Molson Coors Brewing Co., Cl B	100	5
PepsiCo, Inc.	1,300	99
Procter & Gamble Co. (The)	1,100	81
TreeHouse Foods, Inc.*	400	9
USANA Health Sciences, Inc.*	200	8
Wal-Mart Stores, Inc.	2,000	95

		632

Energy (12.0%)
ATP Oil & Gas Corp.*	100	5
Basic Energy Services, Inc.*	700	15
Brigham Exploration Co.*	1,100	8
Chesapeake Energy Corp.	300	12

	Shares or
	Principal
	Amount ($)	Value ($)
Energy — continued
Chevron Corp.	900	85
ConocoPhillips	700	62
Encore Acquistion Co.*	300	10
ENSCO International, Inc.	300	18
Exxon Mobil Corp.	2,300	215
Hercules Offshore, Inc.*	1,500	36
National-Oilwell Varco, Inc.*	100	7
Noble Corp.	100	6
Occidental Petroleum Corp.	100	8
PetroQuest Energy, Inc.*	800	11
RPC, Inc.	900	10
Schlumberger, Ltd.	400	39
SEACOR Holdings, Inc.*	200	19
Transocean, Inc.*	200	29

		594

Financials (16.2%)
AFLAC, Inc.	400	25
American Capital Strategies, Ltd.	600	20
American International Group, Inc.	1,700	99
Bank of America Corp.	2,000	83
Boston Private Financial Holdings, Inc.	200	5
Cash America International, Inc.	300	10
Chemical Financial Corp.	200	5
CIT Group, Inc.	200	5
Citigroup, Inc.	2,100	62
Fannie Mae	400	16
Federated Investors, Inc., Cl B	600	25
First Financial Corp.	300	8
Freddie Mac	300	10
Goldman Sachs Group, Inc. (The)	300	64
HCC Insurance Holdings, Inc.	500	14
International Bancshares Corp.	100	2
JPMorgan Chase & Co.	2,500	109
Lehman Brothers Holdings, Inc.	100	7
MBIA, Inc.	200	4
Merrill Lynch & Co., Inc.	300	16
Morgan Stanley	100	5
Northern Trust Corp.	100	8
Omega Financial Corp.	300	9
Resource America, Inc., Cl A	400	6
Simmons First National Corp., Cl A	400	11
State Street Corp.	400	32
TD Ameritrade Holding Corp.*	700	14
Wachovia Corp.	700	27
Washington Mutual, Inc.	400	5
Wells Fargo & Co.	2,100	63
Whitney Holding Corp.	1,000	26
XL Capital, Ltd., Cl A	200	10

		805

Health Care (14.7%)
Advanced Medical Optics, Inc.*	800	20
Aetna, Inc.	1,000	58
Amgen, Inc.*	500	23
Celgene Corp.*	300	14
Coventry Health Care, Inc.*	300	18
Eli Lilly & Co.	1,300	69
Endo Pharmaceuticals Holdings, Inc.*	500	13
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Health Care — continued
Enzo Biochem, Inc.*	400	5
Express Scripts, Inc.*	100	7
Forest Laboratories, Inc.*	200	7
Genentech, Inc.*	700	47
Genzyme Corp.*	100	8
IMS Health, Inc.	1,100	25
Johnson & Johnson	1,900	127
LCA-Vision, Inc.	100	2
LHC Group, Inc.*	900	23
LifePoint Hospitals, Inc.*	400	12
Merck & Co., Inc.	100	6
Mylan, Inc.	1,000	14
OSI Pharmaceuticals, Inc.*	600	29
Palomar Medical Technologies, Inc.*	200	3
PDL BioPharma, Inc.*	600	11
Pfizer, Inc.	4,900	111
Quest Diagnostics, Inc.	100	5
Schering-Plough Corp.	1,800	48
ViroPharma, Inc.*	1,600	13
Zimmer Holdings, Inc.*	200	13

		731

Industrials (29.9%)
Alliant Techsystems, Inc.*	400	45
American Reprographics Co. LLC*	600	10
AZZ, Inc.*	200	6
Cenveo, Inc.*	2,800	49
Ceradyne, Inc.*	200	9
Chart Industries, Inc.*	200	6
Covanta Holding Corp.*	300	8
Crane Co.	700	30
Cummins, Inc.	100	13
Curtiss-Wright Corp.	100	5
Deere & Co.	400	37
Deluxe Corp.	700	23
Donaldson Co., Inc.	600	28
Dynamic Materials Corp.	200	12
DynCorp International, Inc., Cl A*	300	8
Eaton Corp.	100	10
Emerson Electric Co.	1,200	68
Ennis, Inc.	800	14
EnPro Industries, Inc.*	200	6
Euroseas, Ltd.	600	7
Evergreen Solar, Inc.*	1,200	21
Federal Signal Corp.	1,500	17
FreightCar America, Inc.	300	10
Furmanite Corp.*	400	5
G & K Services, Inc., Cl A	400	15
General Dynamics Corp.	700	62
General Electric Co.	5,400	202
GeoEye, Inc.*	300	10
GrafTech International, Ltd.*	200	3
H&E Equipment Services, Inc.*	300	6
Harsco Corp.	300	19
Honeywell International, Inc.	400	25
Houston Wire & Cable Co.	200	3
ICF International, Inc.*	500	13
Ingersoll-Rand Co., Ltd., Cl A	100	5
Innerworkings, Inc.*	400	7
Jacobs Engineering Group, Inc.*	200	19
Kansas City Southern*	600	21

	Shares or
	Principal
	Amount ($)	Value ($)
Industrials — continued
Kaydon Corp.	500	27
L-3 Communications Holdings, Inc.	500	53
LECG Corp.*	3,400	51
Lockheed Martin Corp.	500	53
Manpower, Inc.	200	11
Masco Corp.	1,000	22
Michael Baker Corp.*	100	4
Northrop Grumman Corp.	500	39
Orbital Sciences Corp.*	600	15
Park-Ohio Holdings Corp.	200	5
Parker Hannifin Corp.	400	30
Pentair, Inc.	1,000	35
Perini Corp.*	400	17
Precision Castparts Corp.	200	28
R.R. Donnelley & Sons Co.	100	4
Republic Services, Inc.	1,600	50
Robbins & Myers, Inc.	200	15
Spherion Corp.*	6,700	49
SPX Corp.	100	10
Stericycle, Inc.*	800	47
TeleTech Holdings, Inc.*	500	11
Terex Corp.*	500	33
United Stationers, Inc.*	100	5
Universal Truckload Services, Inc.	200	4
URS Corp.*	300	16
Woodward Governor Co.	700	47

		1,538

Information Technology (22.4%)
Akamai Technologies, Inc.*	400	14
Apple, Inc.*	300	59
Belden, Inc.	500	22
Borland Software Corp.*	1,900	6
Cadence Design Systems, Inc.*	600	10
Cavium Networks, Inc.*	300	7
Cisco Systems, Inc.*	4,100	111
Cognizant Technology Solutions Corp., Cl A*	500	17
Convergys Corp.*	1,900	31
Electronics for Imaging, Inc.*	300	7
EMC Corp.*	400	7
FactSet Research Systems, Inc.	100	6
Fair Isaac Corp.	1,500	48
Gartner, Inc.*	500	9
Google, Inc., Cl A*	100	69
Hewlett-Packard Co.	1,800	91
Intel Corp.	1,600	43
International Business Machines Corp.	1,000	108
j2 Global Communications, Inc.*	600	13
Juniper Networks, Inc.*	300	10
Manhattan Associates, Inc.*	1,900	50
MEMC Electronic Materials, Inc.*	200	18
Microchip Technology, Inc.	100	3
Microsoft Corp.	4,300	153
MicroStrategy, Inc., Cl A*	100	10
MoSys, Inc.*	300	1
Multi-Fineline Electronix, Inc.	700	12
Oracle Corp.*	600	14
Paychex, Inc.	500	18
QUALCOMM, Inc.	400	16
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology — continued
Sapient Corp.*	4,200	37
Silicon Image, Inc.*	1,800	8
Sun Microsystems, Inc.*	1,500	27
Symantec Corp.*	3,400	55
Travelzoo, Inc.	300	4

		1,114

Insurance (0.3%)
Travelers Cos., Inc. (The)	300	16

Machinery Diversified (0.1%)
Axcelis Technologies, Inc.*	1,400	6

Materials (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	200	20
Monsanto Co.	100	11
Nalco Holding Co.	400	10
NL Industries, Inc.	500	6
RTI International Metals, Inc.*	200	14
Titanium Metals Corp.	400	10

		71

Media (0.1%)
American Greetings Corp., Cl A	100	2

Semiconductors (0.2%)
Amkor Technology, Inc.*	1,300	11

Telecommunication Services (4.6%)
AT&T, Inc.	3,300	137
CenturyTel, Inc.	200	8
Sprint Nextel Corp.	1,100	15
Verizon Communications, Inc.	1,600	70

		230

Utilities (1.8%)
Black Hills Corp.	400	17
Constellation Energy Group	300	31
Exelon Corp.	500	41

		89

Total Common Stocks (Cost $6,380)		6,338

Foreign Common Stocks (1.0%)
Financials (1.0%)
PartnerRe, Ltd.	600	49

Total Foreign Common Stocks (Cost $49)		49

Short-Term Investments (100.5%)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep	5,002,031	5,002

Total Short-Term Investments (Cost $5,002)		5,002

Total Long Positions (Cost $11.431)		11,389

Short Positions ((28.9)%)
Common Stocks Sold Short ((28.9)%)
Commercial Services ((0.1)%)
Corrections Corp. of America*	(100)	(3)

Consumer Discretionary ((5.0)%)
Bright Horizons Family Solutions, Inc.*	(1,500)	(52)
Casual Male Retail Group, Inc.	(1,300)	(7)
Churchill Downs, Inc.	(200)	(11)
CKE Restaurants, Inc.	(200)	(3)
Entercom Communications Corp., Cl A	(800)	(11)

	Shares or
	Principal
	Amount ($)	Value ($)
Consumer Discretionary — continued
Guess?, Inc.	(200)	(8)
Harte-Hanks, Inc.	(600)	(10)
INVESTools, Inc.*	(1,100)	(20)
M.D.C. Holdings, Inc.	(200)	(7)
News Cop., Cl A	(1,500)	(31)
Papa John’s International, Inc.*	(300)	(7)
Pep Boys — Manny, Moe & Jack (The)	(200)	(2)
Princeton Review, Inc. (The)*	(2,200)	(18)
Steiner Leisure, Ltd.*	(1,100)	(48)
Timberland Co. (The), Cl A*	(400)	(7)
TravelCenters of America LLC	(400)	(5)
West Marine, Inc.*	(500)	(4)

		(251)

Consumer Staples ((0.6)%)
Peet’s Coffee & Tea, Inc.*	(700)	(21)
Regis Corp.	(400)	(11)

		(32)

Energy ((1.3)%)
Denbury Resources, Inc.*	(200)	(6)
FMC Technologies, Inc.*	(200)	(10)
Foundation Coal Holdings, Inc.	(200)	(11)
Global Industries, Ltd.*	(100)	(2)
Holly Corp.	(100)	(5)
NATCO Group, Inc., Cl A*	(200)	(11)
Parallel Petroleum Corp.*	(200)	(4)
W-H Energy Services, Inc.*	(100)	(6)
Western Refining, Inc.	(400)	(10)

		(65)

Food ((0.2)%)
Smithfield Foods, Inc.*	(300)	(9)

Health Care ((3.4)%)
Acadia Pharmaceuticals, Inc.*	(300)	(3)
Akorn, Inc.	(3,300)	(24)
Dexcom, Inc.*	(1,200)	(11)
Durect Corp.*	(3,600)	(23)
Eclipsys Corp.*	(1,000)	(25)
Exelixis, Inc.*	(2,100)	(18)
Meridian Bioscience, Inc.	(300)	(9)
NuVasive, Inc.*	(200)	(8)
Pharmion Corp.*	(200)	(13)
Phase Forward, Inc.*	(600)	(13)
ResMed, Inc.*	(200)	(11)
Rigel Pharmaceuticals, Inc.*	(400)	(10)

		(168)

Industrials ((11.8)%)
Alexander & Baldwin, Inc.	(300)	(15)
AMR Corp.*	(700)	(10)
Armstrong World Industries, Inc.*	(200)	(8)
BE Aerospace, Inc.*	(200)	(11)
Carlisle Co., Inc.	(1,000)	(37)
Celadon Group, Inc.	(700)	(6)
Comfort Systems USA, Inc.	(1,800)	(23)
CoStar Group, Inc.*	(1,100)	(53)
CRA International, Inc.*	(400)	(19)
Delta Air Lines, Inc.*	(400)	(6)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Industrials — continued
Dollar Thrifty Automotive Group, Inc.*	(500)	(12)
Expeditors International of Washington, Inc.	(400)	(18)
Graco, Inc.	(1,300)	(49)
Heidrick & Struggles International, Inc.	(300)	(11)
Hexcel Corp.*	(1,000)	(24)
Hub Group, Inc., Cl A*	(1,400)	(37)
ICT Group, Inc.*	(100)	(1)
Kaman Corp.	(300)	(11)
Ladish Co., Inc.	(300)	(13)
Landstar System, Inc.	(300)	(13)
Mine Safety Appliances Co.	(200)	(10)
Norfolk Southern Corp.	(700)	(35)
Northwest Airlines Corp.*	(500)	(7)
Odyssey Marine Exploration, Inc.	(900)	(6)
PGT, Inc.	(100)	—
PHH Corp.*	(1,200)	(21)
Quanta Services, Inc.*	(500)	(13)
Triumph Group, Inc.	(200)	(16)
Ultrapetrol Bahamas, Ltd.*	(300)	(5)
Universal Technical Institute, Inc.*	(200)	(3)
US Airways Group, Inc.*	(500)	(7)
Waste Connections, Inc.*	(1,300)	(41)
Werner Enterprises, Inc.	(2,900)	(50)

		(591)

Information Technology ((3.9)%)
Acacia Research Corp. — Acacia Technologies	(700)	(6)
ANADIGICS, Inc.*	(600)	(7)
Ariba, Inc.*	(1,300)	(14)
AsiaInfo Holdings, Inc.*	(500)	(6)
Cabot Microelectronics Corp.*	(100)	(4)
Comverge, Inc.	(100)	(3)
Cypress Semiconductor Corp.*	(200)	(7)
DTS, Inc.*	(800)	(20)
GSE Systems, Inc.	(700)	(7)
ManTech International Corp., Cl A*	(300)	(13)
NETGEAR, Inc.*	(500)	(18)
Omniture, Inc.*	(200)	(7)
Perficient, Inc.*	(1,200)	(19)
Salesforce.com, Inc.*	(600)	(37)
SAVVIS, Inc.*	(400)	(11)
Synchronoss Technologies, Inc.*	(100)	(4)
Tyler Technologies, Inc.*	(900)	(12)

		(195)

Materials ((1.5)%)
Commercial Metals Co.	(200)	(6)
Crown Holdings, Inc.*	(1,900)	(48)

	Shares or
	Principal
	Amount ($)	Value ($)
Materials — continued
Worthington Industries, Inc.	(1,000)	(18)

		(72)

Miscellaneous Manufacturer ((1.0)%)
Albany International Corp., Cl A	(1,300)	(48)

Telecommunications ((0.1)%)
Leap Wireless International, Inc.*	(100)	(5)

Total Short Positions (Proceeds $1,455)		(1,439)

Total Investments (Cost $9,976) (a) — 199.0%		9,950
Liabilities in excess of other assets — (99.0)%		(4,975)

Net Assets — 100.0%		$4,975

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Aggressive Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (97.6%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	250,669	3,622
STI Classic Emerging Growth Stock Fund, I Shares (a)	63,100	903
STI Classic International Equity Index Fund, I Shares (a)	478,281	9,356
STI Classic Large Cap Core Equity Fund, I Shares (a)	565,726	9,080
STI Classic Large Cap Growth Stock Fund, I Shares (a)	337,626	3,879
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	298,043	3,877
STI Classic Large Cap Value Equity Fund, I Shares (a)	384,077	5,239
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	144,853	1,821
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	42,443	456
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	120,920	3,872
STI Classic Small Cap Growth Stock Fund, I Shares (a)	28,343	452
STI Classic Small Cap Value Equity Fund, I Shares (a)	36,585	447

Total Equity Funds (Cost $33,794)		43,004

Exchange Traded Funds (2.1%)
iShares MSCI Emerging Markets Index Fund	6,015	903

Total Exchange Traded Funds (Cost $892)		903

Money Market Fund (4.1%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	1,786,751	1,787

Total Money Market Fund (Cost $1,787)		1,787

Total Investments (Cost $36,473) (b) — 103.8%		45,694
Liabilities in excess of other assets — (3.8)%		(1,652)

Net Assets — 100.0%		$44,042

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Conservative Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (27.2%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	14,976	216
STI Classic Emerging Growth Stock Fund, I Shares (a)	7,587	109
STI Classic International Equity Index Fund, I Shares (a)	31,448	615
STI Classic Large Cap Core Equity Fund, I Shares (a)	43,918	705
STI Classic Large Cap Growth Stock Fund, I Shares (a)	20,872	240
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	12,563	164
STI Classic Large Cap Value Equity Fund, I Shares (a)	26,326	359
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	8,650	108
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	10,138	109
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	7,476	239
STI Classic Small Cap Value Equity Fund, I Shares (a)	8,882	109

Total Equity Funds (Cost $2,650)		2,973

Fixed Income Funds (71.4%)
STI Classic Seix High Yield Fund, I Shares (a)	21,706	222
STI Classic Total Return Bond Fund, I Shares (a)	690,450	6,966
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (a)	61,007	611

Total Fixed Income Funds (Cost $7,762)		7,799

Exchange Traded Funds (1.0%)
iShares MSCI Emerging Markets Index Fund	728	109

Total Exchange Traded Funds (Cost $108)		109

Money Market Fund (0.7%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	79,435	79

Total Money Market Fund (Cost $79)		79

Total Investments (Cost $10,599) (b) — 100.3%		10,960

Liabilities in excess of other assets — (0.3)%		(29)

Net Assets — 100.0%		$10,931

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Growth and Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (71.3%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	461,650	6,671
STI Classic Emerging Growth Stock Fund, I Shares (a)	111,237	1,592
STI Classic International Equity Index Fund, I Shares (a)	861,022	16,842
STI Classic Large Cap Core Equity Fund, I Shares (a)	1,018,253	16,343
STI Classic Large Cap Growth Stock Fund, I Shares (a)	631,347	7,254
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	368,835	4,798
STI Classic Large Cap Value Equity Fund, I Shares (a)	702,614	9,584
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	253,949	3,192
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	99,210	1,065
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	226,125	7,241
STI Classic Small Cap Growth Stock Fund, I Shares (a)	66,248	1,057
STI Classic Small Cap Value Equity Fund, I Shares (a)	85,500	1,045

Total Equity Funds (Cost $59,581)		76,684

Fixed Income Funds (21.2%)
STI Classic Seix High Yield Fund, I Shares (a)	106,210	1,085
STI Classic Total Return Bond Fund, I Shares (a)	1,930,301	19,477
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (a)	217,096	2,171

Total Fixed Income Funds (Cost $22,513)		22,733

Exchange Traded Funds (2.0%)
iShares MSCI Emerging Markets Index Fund	14,051	2,112

Total Exchange Traded Funds (Cost $2,085)		2,112

Money Market Fund (6.5%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	6,952,851	6,953

Total Money Market Fund (Cost $6,953)		6,953

Total Investments (Cost $91,132) (b) — 101.0%		108,482

Liabilities in excess of other assets — (1.0)%		(1,021)

Net Assets — 100.0%		$107,461

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Moderate Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (52.6%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	657,692	9,504
STI Classic Emerging Growth Stock Fund, I Shares (a)	148,080	2,119
STI Classic International Equity Index Fund, I Shares (a)	1,255,909	24,566
STI Classic Large Cap Core Equity Fund, I Shares (a)	1,503,272	24,127
STI Classic Large Cap Growth Stock Fund, I Shares (a)	981,452	11,277
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	375,962	4,891
STI Classic Large Cap Value Equity Fund, I Shares (a)	1,012,525	13,811
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	388,533	4,884
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	99,112	1,064
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	351,505	11,255
STI Classic Small Cap Growth Stock Fund, I Shares (a)	132,130	2,109
STI Classic Small Cap Value Equity Fund, I Shares (a)	85,539	1,045

Total Equity Funds (Cost $92,211)		110,652

Fixed Income Funds (42.1%)
STI Classic Seix High Yield Fund, I Shares (a)	211,812	2,165
STI Classic Total Return Bond Fund, I Shares (a)	7,932,618	80,040
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (a)	649,463	6,494

Total Fixed Income Funds (Cost $88,128)		88,699

Exchange Traded Funds (1.0%)
iShares MSCI Emerging Markets Index Fund	14,013	2,107

Total Exchange Traded Funds (Cost $2,077)		2,107

Money Market Fund (5.9%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	12,462,027	12,462

Total Money Market Fund (Cost $12,462)		12,462

Total Investments (Cost $194,878) (b) — 101.6%		213,920

Liabilities in excess of other assets — (1.6)%		(3,353)

Net Assets — 100.0%		$210,567

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2015 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (80.3%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	16,044	232
STI Classic Emerging Growth Stock Fund, I Shares (a)	3,470	50
STI Classic International Equity Index Fund, I Shares (a)	30,536	597
STI Classic Large Cap Core Equity Fund, I Shares (a)	37,177	597
STI Classic Large Cap Growth Stock Fund, I Shares (a)	21,422	246
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	16,642	216
STI Classic Large Cap Value Equity Fund, I Shares (a)	24,910	340
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	9,269	116
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	3,108	33
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	7,674	246
STI Classic Small Cap Growth Stock Fund, I Shares (a)	2,065	33

Total Equity Funds (Cost $2,615)		2,706

Fixed Income Funds (13.1%)
STI Classic Seix High Yield Fund, I Shares (a)	6,635	68
STI Classic Total Return Bond Fund, I Shares (a)	30,589	308
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (a)	6,788	68

Total Fixed Income Funds (Cost $439)		444

Exchange Traded Funds (2.9%)
iShares MSCI Emerging Markets Index Fund	438	66
iShares Russell 2000 Value Index Fund	457	33

Total Exchange Traded Funds (Cost $97)		99

Money Market Fund (3.4%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	113,459	113

Total Money Market Fund (Cost $113)		113

Total Investments (Cost $3,264) (b) — 99.7%		3,362

Other assets in excess of liabilities — 0.3%		9

Net Assets — 100.0%		$3,371

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2025 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (90.6%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	35,070	507
STI Classic Emerging Growth Stock Fund, I Shares (a)	6,653	95
STI Classic International Equity Index Fund, I Shares (a)	64,916	1,270
STI Classic Large Cap Core Equity Fund, I Shares (a)	79,054	1,269
STI Classic Large Cap Growth Stock Fund, I Shares (a)	45,846	527
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	39,167	510
STI Classic Large Cap Value Equity Fund, I Shares (a)	53,235	726
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	20,259	255
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	5,946	64
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	16,444	527
STI Classic Small Cap Growth Stock Fund, I Shares (a)	3,988	64

Total Equity Funds (Cost $5,831)		5,814

Fixed Income Funds (3.1%)
STI Classic Total Return Bond Fund, I Shares	19,395	195

Total Fixed Income Funds (Cost $192)		195

Exchange Traded Funds (2.9%)
iShares MSCI Emerging Markets Index Fund	849	127
iShares Russell 2000 Value Index Fund	870	61

Total Exchange Traded Funds (Cost $189)		188

Money Market Fund (3.2%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	206,186	206

Total Money Market Fund (Cost $206)		206

Total Investments (Cost $6,418) (b) — 99.8%		6,403

Other assets in excess of liabilities — 0.2%		10

Net Assets — 100.0%		$6,413

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2035 Fund

	Shares or
	principal
	Amount ($)	Value ($)
Equity Funds (88.4%)
STI Classic Aggressive Growth Stock Fund, I Shares (a)	14,934	216
STI Classic Emerging Growth Stock Fund, I Shares (a)	3,772	54
STI Classic International Equity Index Fund, I Shares (a)	28,286	553
STI Classic Large Cap Core Equity Fund, I Shares (a)	33,638	540
STI Classic Large Cap Growth Stock Fund, I Shares (a)	20,073	231
STI Classic Large Cap Quantitative Equity Fund, I Shares (a)	17,697	230
STI Classic Large Cap Value Equity Fund, I Shares (a)	23,030	314
STI Classic Mid-Cap Core Equity Fund, I Shares (a)	8,611	108
STI Classic Mid-Cap Value Equity Fund, I Shares (a)	2,526	27
STI Classic Select Large Cap Growth Stock Fund, I Shares (a)	7,160	229
STI Classic Small Cap Growth Stock Fund, I Shares (a)	1,683	27

Total Equity Funds (Cost $2,530)		2,529

Fixed Income Funds (1.0%)
STI Classic Total Return Bond Fund, I Shares (a)	2,762	28

Total Fixed Income Funds (Cost $27)		28

Exchange Traded Funds (2.9%)
iShares MSCI Emerging Markets Index Fund	369	55
iShares Russell 2000 Value Index Fund	375	27

Total Exchange Traded Funds (Cost $81)		82

Money Market Fund (7.4%)
STI Classic Prime Quality Money Market Fund, I Shares (a)	212,663	213

Total Money Market Fund (Cost $213)		213

Total Investments (Cost $2,851) (b) — 99.7%		2,852

Other assets in excess of liabilities — 0.3%		8

Net Assets — 100.0%		$2,860

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (97.4%)
Georgia (91.1%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,838
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,051
Athens-Clarke County Unified Government Development Authority, Educational Facilities, RB, 4.500%, 06/15/38, Callable 06/15/18 @ 100	1,250	1,210
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	11,000	11,228
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,270
Atlanta Development Authority, Student Housing Facilities, Georgia State University, RB, 5.000%, 09/01/30, Callable 09/01/15 @ 100, XLCA	2,000	2,060
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,107
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	5,267
Barrow County, GO, 4.500%, 10/01/11, FGIC	1,255	1,314
Bartow County Georgia, GO, 4.500%, 08/01/13, MBIA	6,000	6,357

	Shares or
	Principal
	Amount ($)	Value ($)
Georgia — continued
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,128
Burke County Development Authority, Pollution Control, RB, 5.000%, 10/01/32 (a)	5,637	5,637
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,080
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 8/01/14 @ 100, MBIA	1,000	1,056
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	1,987
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal , RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	985
Cherokee County School System, GO, 5.000%, 08/01/13, MBIA	1,000	1,085
Cobb County Development Authority, Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,328
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,000	2,065
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	874
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Georgia — continued
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	1,000
College Park Business & Industrial Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,253
Columbus Water & Sewer, RB, 5.000%, 05/01/30, Callable 05/01/16 @ 100, FSA	3,000	3,126
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,044
Dalton Building Authority, Public School System Project, RB, 4.000%, 03/01/11, LOC:
State Aid Withholding	2,895	2,956
Dekalb County Public Safety & Judicial Facilities Authority, Public Safety & Judicial Facility Project, RB, 5.000%, 12/01/29, Callable 01/01/14 @ 101, County Guaranteed	1,000	1,040
Dekalb County, Water & Sewer, RB, 5.125%, 10/01/31, Prerefunded 10/01/10 @ 101	1,200	1,274
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 12/01/15 @ 100, AMBAC	1,390	1,494
Douglasville-Douglas County Water & Sewer Authority, RB, 5.000%, 06/01/28, Callable 12/01/15 @ 100, MBIA	2,000	2,083
Forsyth County Water & Sewerage Authority, RB, 6.250%, 04/01/17, Prerefunded 04/01/10 @ 101	1,000	1,076

	Shares or
	Principal
	Amount ($)	Value ($)
Georgia — continued
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,214
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,746
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,381
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	1,027
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,548
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,559
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	1,031
Fulton County Water & Sewer, RB, 5.000%, 01/01/16, Callable 07/01/08 @ 101, FGIC	1,630	1,661
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,068
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Gainesville Redevelopment Authority, Educational Facilities, Riverside Military Academy, RB, 5.125%, 03/01/37, Callable 03/01/17 @ 100	4,100	3,734
Georgia — continued
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/09 @ 100, ETM	1,900	2,375
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,375	1,473
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,273
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,880
Georgia State, Ser A, GO, 5.000%, 09/01/15	3,480	3,848
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,197
Gwinnett County Hospital Authority, Gwinnett Hospital Systems Project, Ser B, RB, Cl B, 5.000%, 10/01/24, Callable 10/01/14 @ 100	1,250	1,279
Gwinnett County, Public Schools Project, COP, 5.250%, 01/01/25, Callable 01/01/14 @ 100, MBIA	1,500	1,646
Heard County Development Authority, Pollution Control, RB, 4.350%, 09/01/29 (a)	1,049	1,049

	Shares or
	Principal
	Amount ($)	Value ($)
Henry County Water & Sewer Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,413
Henry County Water & Sewer, RB, 6.150%, 02/01/20, AMBAC	2,100	2,509
Laurens County Georgia Public Facilities Authority, RB, 5.000%, 07/01/11, MBIA	1,000	1,059
Georgia — continued
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Ser A, RB, 5.250%, 07/01/21, FGIC	1,000	1,112
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,595	3,937
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,730
Municipal Electric Authority of Georgia, Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/08 @ 100, MBIA	2,000	2,002
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @100, MBIA	1,435	1,534
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,362
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,359
Paulding County Courthouse, Government Complex Project, GO, 4.750%, 02/01/28, Callable 02/01/17 @ 100, FGIC	2,000	2,023
Paulding County School District, GO, 6.000%, 02/01/10, MBIA	1,000	1,058
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Paulding County School District, Ser A, GO, 6.625%, 02/01/08	525	527
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,089
Georgia — continued
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,168
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.000%, 10/01/33, Callable 10/01/2017 @ 100, AMBAC	8,000	8,110
Walker, Dade & Catoosa Counties, Hutcheson Medical Project, Ser A, RB, 5.500%, 10/01/08, FSA	1,370	1,394
Washington County Georgia School District, GO, 4.250%, 12/01/10, LOC:
State Aid Withholding	1,665	1,720

		155,368

Puerto Rico (6.3%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	3,000	3,391
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	1,035
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,780
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	1,000	1,105

	Shares or
	Principal
	Amount ($)	Value ($)
Puerto Rico Municipal Finance Agency, Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	2,376

		10,687

Total Municipal Bonds (Cost $163,753)		166,673

Money Market Funds (1.7%)
Federated Tax-Free Obligations Fund	2,688,944	2,689
SEI Tax Exempt Trust, Institutional Tax Free Fund	231,099	231

Total Money Market Funds (Cost $2,920)		2,920

Total Investments (Cost $166,673) (b) — 99.1%		168,975
Other Assets in excess of liabilities — 0.9%		1,531

Net Assets — 100.0%		$170,506

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RAN	Revenue Anticipation Note

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (99.3%)
Alabama (6.4%)
Homewood Educational Building Authority, Samford University, Ser A, RB, 5.000%, 12/01/34, Callable 12/01/16 @ 100, MBIA	2,500	2,596
Jefferson County Sewer, Ser B-8, RB, 5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,500	4,679
Jefferson County Sewer, Ser D, RB, 5.000%, 02/01/27, Prerefunded 08/01/12 @ 100, FGIC	3,850	4,135

		11,410

Alaska (2.4%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @100, MBIA	4,000	4,307

Arizona (1.2%)
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	2,000	2,074

Colorado (3.0%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @100, FGIC	5,000	5,322

Florida (34.2%)
Austin Trust Various States, Ser 2007-1018, RB, 3.410%, 04/01/28, Callable 04/01/16 @ 100, CIFG (a)	2,500	2,636
Brevard County School Board, COP, 5.500%, 07/01/17, Callable 07/01/12 @100, AMBAC	1,860	2,032
Brevard County School Board, COP, 5.500%, 07/01/18, Callable 07/01/12 @ 100, AMBAC	3,015	3,294

	Shares or
	Principal
	Amount ($)	Value ($)
Florida — continued
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC	1,000	1,071
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC	1,000	1,070
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,246
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/08 @ 101	1,000	1,019
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC	2,130	2,303
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,658
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,314
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,812
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,218
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Florida — continued
Greater Orlando Aviation Authority, Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	2,025
Hillsborough County Industrial Development Authority, University Community Hospital Project, RB, 6.500%, 08/15/19, MBIA	145	173
Jacksonville Health Facilities Authority, Charity Obligation Group, Ser C, RB, 5.750%, 08/15/13, Prerefunded 08/15/11 @ 101	3,090	3,243
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,544
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,291
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,668
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,091
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,152
Manatee County Improvement Project, RB, 5.000%, 10/01/23, Callable 10/01/14 @ 100, FGIC	2,095	2,190
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,105
Miami-Dade County, Water & Sewer, RB, 5.000%, 10/01/26, Callable 10/01/17 @ 100, XLCA	2,000	2,072
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,090
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, AMBAC	505	528

	Shares or
	Principal
	Amount ($)	Value ($)
Florida — continued
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA	1,075	1,116
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,198
Polk County Utility Systems Authority, RB, 6.000%, 10/01/08, FGIC, ETM	510	520
Sarasota, GO, 5.000%, 07/01/32, Callable 07/01/17 @ 100, MBIA	3,000	3,110
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	569
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,772
Tampa, University of Tampa Project, RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG (c)	5,000	5,136
Tampa, Water & Sewer, Ser 2007, RB, 5.000%, 10/01/32, Callable 10/01/17 @ 100	2,500	2,589

		60,855

Georgia (1.5%)
Coweta County Water & Sewage Authority, RB, 5.000%, 06/01/37, Callable 06/01/18 @ 100	2,500	2,584

Illinois (8.9%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA (a)	5,000	5,229
Illinois Municipal Electric Agency Power Supply, Ser A, RB, 5.250%, 02/01/23, FGIC	7,000	7,452
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois — continued
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,229

		15,910

Massachusetts (3.1%)
Massachusetts State, Consolidation Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,485

Missouri (1.2%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/21, Callable 05/01/17 @ 100	2,000	2,204

New York (1.8%)
New York State Thruway Authority, Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/15, FSA	3,000	3,290

North Carolina (2.1%)
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100, MBIA	3,405	3,699

Pennsylvania (3.0%)
Allegheny County Airport Authority, Pittsburgh International Airport, Ser B, RB, AMT, 5.000%, 01/01/18, MBIA	5,000	5,261

Puerto Rico (16.5%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	6,369
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	3,000	3,261

	Shares or
	Principal
	Amount ($)	Value ($)
Puerto Rico — continued
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, Ser C, RB, 5.500%, 07/01/17, AMBAC	10,000	11,134
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	6,965	7,495
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,098

		29,357

South Carolina (4.9%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,451
South Carolina State Public Service Authority, Ser B, RB, 5.000%, 01/01/19, MBIA	5,855	6,339

		8,790

Texas (7.9%)
El Paso County, GO, 5.000%, 02/15/32, Callable 02/15/18 @ 100, MBIA	3,000	3,131
Houston Airport System, Ser B, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, FGIC	2,570	2,664
Kermit Independent School District, GO, 5.250%, 02/15/37, Callable 02/15/17 @ 100, PSF-GTD	4,000	4,247
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Texas — continued
San Antonio, General Improvement, GO, 5.000%, 02/01/21, Callable 02/01/16 @ 100	3,805	4,049

		14,091

Washington (1.2%)
Washington State, Ser C, GO, 5.000%, 01/01/18, Callable 01/01/17 @ 100, AMBAC	2,000	2,170

Total Municipal Bonds (Cost $174,758)		176,809

Money Market Funds (3.3%)
Federated Tax-Free Obligations Fund	5,462,382	5,462
SEI Tax Exempt Trust, Institutional Tax Free Fund	395,222	395

Total Money Market Funds (Cost $5,857)		5,857

Total Investments (Cost $180,615) (b) — 102.6%		182,666
Liabilities in excess of other assets — (2.6)%		(4,613)

Net Assets — 100.0%		$178,053

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

(c)	Guarantee for floating rate borrowings.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

CIFG	Security insured by Capitalized Interest Financial Guaranty

COP	Certificate of Participation

EMT	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

PSF-GTD	Permanent School Fund Guarantee Program

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (12.9%)
Commercial Services (5.8%)
Cengage Learning, Inc., 7.598%, 07/03/14 (a) (b)	1,441	1,361
United Rental North America, Inc., 0.000%, 10/24/14 (c)	2,000	2,000

		3,361

Diversified Financial Services (4.7%)
Cenveo, Corp., 9.345%, 06/21/14 (a) (b)	575	575
Clark American Corp., 7.330%, 04/01/14 (a) (b)	857	769
East Valley Tourist Development Authority, 10.640%, 08/06/14 (a) (b)	1,400	1,386

		2,730

Telecommunication Services (2.4%)
Asurion Corp., 7.878%, 07/03/14 (a) (b)	570	549
Wind Acquisition Holdings, 12.459%, 12/07/11 (a) (b)	828	826

		1,375

Total Bank Loans (Cost $7,544)		7,466

Corporate Bonds (81.9%)
Advertising (3.6%)
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	520	510
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44 (b)	1,280	1,184
Valassis Communications, Inc., 8.250%, 03/01/15, Callable 03/01/11 @ 104.13 (d)	410	366

		2,060

Aerospace/Defense (0.4%)
Hawker Beechcraft Corp., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25 (b)	205	205

Apparel (2.9%)
Hanesbrands, Inc., 8.204%, 12/15/14, Callable 12/15/08 @ 102 (a)	255	253

	Shares or
	Principal
	Amount ($)	Value ($)
Apparel — continued
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44 (d)	1,500	1,451

		1,704

Auto Manufacturers (2.4%)
General Motors Corp., 8.375%, 07/15/33 (d)	1,560	1,256
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06 (b)	110	109

		1,365

Auto Parts & Equipment (1.8%)
Goodyear Tire & Rubber Co. (The), 8.663%, 12/01/09, Callable 01/11/08 @ 100 (a)	1,060	1,068

Beverages (0.6%)
Constellation Brands, Inc., 8.375%, 12/15/14	320	321

Chemicals (1.0%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (b)(d)	655	583

Commercial Services (5.9%)
Aramark Services, Inc., 8.411%, 02/01/15, Callable 02/01/09 @ 102 (a)	75	73
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25	350	354
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	675	634
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	100	100
Deluxe Corp., Ser B, 5.125%, 10/01/14	225	191
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25 (d)	395	409
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/08 @ 103.25	95	86
Commercial Services — continued
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88 (d)	1,245	1,083
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Visant Holdings Corp., 8.750%, 12/01/13, Callable 12/01/08 @ 106.56	515	518

		3,448

Diversified Financial Services (8.0%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (b)	220	196
Ford Motor Credit Co., 8.625%, 11/01/10	1,410	1,308
Galaxy Entertainment Finance Co., Ltd., 9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (b)	300	317
GMAC LLC, 6.625%, 05/15/12	300	249
GMAC LLC, 6.750%, 12/01/14	95	77
GMAC LLC, 8.000%, 11/01/31	230	193
Hexion US Finance Corp., 9.369%, 11/15/14, Callable 11/15/08 @ 102 (a)	80	82
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	440	475
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	695	638
Nielsen Finance LLC, 10.000%, 08/01/14, Callable 08/01/10 @ 105	580	593
NSG Holdings LLC, 7.750%, 12/15/25 (b)	475	476
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56 (b)	45	43

		4,647

Diversified Minerals (1.2%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56 (b)	175	172
Diversified Minerals — continued
FMG Finance Property Ltd., 10.625%, 09/01/16 (b)	435	498

		670

Diversified Operations (1.0%)
Freeport-McMoRan Copper & Gold, Inc., 8.394%, 04/01/15, Callable 04/01/09 @ 102 (a)	255	259

	Shares or
	Principal
	Amount ($)	Value ($)
SPX Corp., 7.625%, 12/15/14 (b)	330	336

		595

Electric (11.4%)
AES Corp. (The), 7.750%, 10/15/15 (b)	135	137
AES Corp. (The), 8.000%, 10/15/17 (b)	850	869
Aquila, Inc., 12.073%, 07/01/12	1,495	1,876
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44 (b)	530	533
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50 (b)	295	310
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	775	777
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	1,205	1,208
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	805	797
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	125	124

		6,631

Entertainment (1.2%)
Mashantucket Pequot Tribe, 8.500%, 11/15/15, Callable 11/15/11 @ 104.25 (b)	480	482
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19 (b)	90	97
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Entertainment — continued
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69 (b)	135	131

		710

Food (0.7%)
Smithfield Foods, Inc., 7.750%, 07/01/17	450	435

Forest Products & Paper (2.0%)
New Page Holding Corp., 11.818%, 11/01/13, Callable 02/04/08 @ 102 (a)	400	384
New Page Holding Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106 (b)	55	55
Verso Paper Holdings, Series B, 8.661%, 08/01/14, Callable 08/01/08 @ 102 (a)	745	727

		1,166

Health Care (8.4%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	1,620	1,651
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	25	26
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81	1,690	1,787
Universal Hospital Services, Inc., 8.288%, 06/01/15, Callable 06/01/09 @ 102 (a)	1,200	1,200
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	205	207

		4,871

Insurance (0.4%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	255

	Shares or
	Principal
	Amount ($)	Value ($)
Machinery Diversified (2.2%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,281

Media (5.8%)
Clear Channel Communications, Inc., 7.650%, 09/15/10	135	139
EchoStar DBS Corp., 7.125%, 02/01/16	530	541
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	1,010	1,061
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,350	1,196
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	165	158
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88 (b)	270	259

		3,354

Miscellaneous Manufacturer (0.4%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	239	251

Oil & Gas (7.0%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	207
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	86
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13 (b)	1,130	1,129
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63 (b)	105	105
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	145	138
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13 (b)	725	709
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	1,645	1,661

		4,035

Packaging & Containers (1.1%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75	650	642

Pipelines (3.1%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	171
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25 (b)	1,405	1,356
Williams Partners LP, 7.250%, 02/01/17	250	258

		1,785

Real Estate (0.9%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	75	73
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	20	19
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56 (b)	440	413

		505

Semiconductors (0.9%)
Amkor Technologies, Inc., 7.125%, 03/15/11	160	152

	Shares or
	Principal
	Amount ($)	Value ($)
Semiconductors — continued
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63 (d)	180	180
Freescale Semiconductor, Inc., 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	160	143
Freescale Semiconductor, Inc., 10.125%, 12/15/16, Callable 12/15/11 @ 105.06 (d)	25	21

		496

Telecommunication Services (6.9%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19 (b)	580	537
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	215	216
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.44 (b)	185	190
PanAmSat Corp., 9.000%, 06/15/16, Callable 06/15/11 @ 104.50	840	846
Telcordia Technologies, Inc., 8.993%, 07/15/12, Callable 07/15/08 @ 102 (a) (b)	1,050	937
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50 (d)	1,055	1,047
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38 (b)	75	82
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Telecommunication Services — continued
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50 (b)	155	153

		4,008

Transportation (0.7%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (b)	425	427

Total Corporate Bonds (Cost $48,486)		47,518

U.S. Treasury Obligations (0.6%)
U.S. Treasury Note (0.6%)
3.125%, 10/15/08	350	349

Total U.S. Treasury Obligations (Cost $350)		349

Short-Term Investments (9.0%)
Credit Suisse Enhanced Liquidity Fund (e)	5,249,170	5,249

Total Short-Term Investments (Cost $5,249)		5,249

Money Market Fund (7.4%)
STI Classic Institutional Cash Management Money Market Fund (f)	4,281	4,281

Total Money Market Fund (Cost $4,281)		4,281

Total Investments (Cost $65,910) (g) — 111.8%		64,863
Liabilities in excess of other assets — (11.8)%		(6,850)

Net Assets — 100.0%		$58,013

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 33.5% of net assets as of December 31, 2007.

(c)	This security has not settled as of December 31, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $4,975.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Abitibi Consolidated, Inc.	JPMorgan	500	4.50	06/20/09	(29)
Charter Communications Holdings LLC.	JPMorgan	1,000	5.15	09/20/10	(292)
Domtar Inc.	Deutsche Bank	(575)	2.15	12/20/12	9
Ford Motor Co.	Deutsche Bank	575	5.05	12/20/12	(54)

					(366)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (2.7%)
Automobile ABS (1.1%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	299	297
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4, 5.280%, 03/08/13	1,514	1,532
Daimler Finance N.A., LLC, 6.500%, 11/15/13	2,774	2,899
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.110%, 04/15/12	1,736	1,751

		6,479

Collateralized Loan Obligations ABS (0.5%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 8.884%, 12/22/20 (a) (g)	1,200	864
Marathon CLO Ltd., Ser 2005-2A, Cl D, 9.626%, 12/20/19 (a) (g)	645	516
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20 (a) (g)	1,750	1,733

		3,113

Credit Card ABS (0.1%)
Citibank Credit Card Master Trust I, Ser 1998-2, Cl A, 6.050%, 01/15/10	550	550

Home Equity ABS (0.3%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	1,390	1,330
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	43	43
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1F, 7.962%, 09/15/29 (a)	4	4

	Shares or
	Principal
	Amount ($)	Value ($)
Home Equity ABS — continued
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31 (a)	8	8

		1,385

Utility ABS (0.7%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,478	2,480
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	1,144	1,199
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	387	422

		4,101

Total Asset-Backed Securities (Cost $15,450)		15,628

Collateralized Mortgage Obligations (13.9%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	355	352
Banc of America Commercial Mortgage, Inc., Ser 2006-2, Cl A4, 5.740%, 05/10/45 (a)	2,113	2,184
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	530	541
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,435	4,648
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2005-PW10, Cl A4, 5.405%, 12/11/40 (a)	3,347	3,348
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	430	437
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,388	1,463
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44 (a)	415	414
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.545%, 01/15/46 (a)	275	276
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44 (a)	3,892	3,826
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.175%, 08/25/36 (a)	3,883	3,682
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,166	1,124
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	1,136	1,187
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	1,492	1,491
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	1,330	1,316
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,375	1,317
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	1,098	1,098
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	3,585	3,584
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	2,525	2,514
Freddie Mac. Ser 2966, Cl NW, 5.069%, 08/15/25	1,742	1,746
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,842	2,964
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44 (a)	360	363
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	1,531	1,522
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	1,589	1,576
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,438	1,503

	Shares or
	Principal
	Amount ($)	Value ($)
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.109%, 07/10/38 (a)	3,082	3,221
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38 (a)	1,688	1,707
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39 (a)	375	381
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42 (a)	891	864
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44 (a)	2,636	2,625
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (a)	560	579
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	1,860	1,887
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (a)	385	389
Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,585	2,700
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26 (a)	1,670	1,746
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4, 4.954%, 09/15/30	3,700	3,596
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30 (a)	792	782
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	790	781
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39 (a)	1,624	1,663
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.606%, 02/12/39 (a)	2,348	2,380
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41 (a)	790	790
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,580	2,700
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44 (a)	3,414	3,379
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	1,306	1,295
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,189	2,139

Total Collateralized Mortgage Obligations (Cost $78,455)		80,080

Corporate Bonds (32.3%)
Aerospace/Defense (0.3%)
United Technologies Corp., 4.875%, 05/01/15	1,770	1,746

Airlines (1.3%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,624	1,518
Delta Air Lines, Inc., Cl A, 6.821%, 08/10/22 (b)	3,760	3,604
Southwest Airlines Co., Ser 07-1, Cl A, 6.150%, 08/01/22	2,342	2,384

		7,506

Banks (2.2%)
Bank of America Corp., 7.400%, 01/15/11	4,673	5,022
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	2,366	2,366
Banks — continued
UBS AG Stamford, 5.141%, 07/23/09 (a)	2,810	2,807
Wachovia Corp., 5.300%, 10/15/11	2,572	2,578

		12,773

Beverages (1.2%)
Coca-Cola Co., 5.350%, 11/15/17	3,028	3,102

	Shares or
	Principal
	Amount ($)	Value ($)
Diageo Capital PLC, 5.200%, 01/30/13	1,221	1,227
SABMiller PLC, 6.200%, 07/01/11 (b)	2,720	2,845

		7,174

Building Materials (0.3%)
Lafarge SA, 6.150%, 07/15/11	1,536	1,580

Commercial Services (1.0%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	1,120	1,152
ERAC USA Finance Co., 5.800%, 10/15/12 (b)	1,826	1,812
ERAC USA Finance Co., 5.600%, 05/01/15 (b)	1,517	1,442
Xerox Corp., 5.500%, 05/15/12	1,194	1,214

		5,620

Computers (0.2%)
IBM Corp., 5.700%, 09/14/17	1,399	1,446

Diversified Financial Services (8.7%)
ABX Financing Co., 5.750%, 10/15/16 (b)	1,760	1,751
American Express Co., 6.150%, 08/28/17 (c)	2,110	2,165
CIT Group, Inc., 5.600%, 04/27/11	1,725	1,661
Citigroup, Inc., 5.125%, 05/05/14	2,237	2,183
Citigroup, Inc., 6.000%, 08/15/17	1,079	1,101
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,176	1,240
Fund American Cos., Inc., 5.875%, 05/15/13	2,604	2,610
General Electric Capital Corp., 4.250%, 01/15/08	5,400	5,398
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13 (c)	2,566	2,513
Household Finance Corp., 4.125%, 12/15/08	3,310	3,280
Diversified Financial Services — continued
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	1,131	1,114
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,971	2,001
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	475	476
Janus Capital Group, Inc., 5.875%, 09/15/11	1,068	1,079
Jefferies Group, Inc., 5.875%, 06/08/14	2,313	2,326
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
JPMorgan Chase & Co., 6.625%, 03/15/12	3,867	4,078
Lazard Group LLC, 7.125%, 05/15/15	3,002	3,055
Merrill Lynch & Co., Inc., Ser C, 6.050%, 08/15/12	4,180	4,260
Morgan Stanley, 5.300%, 03/01/13	2,490	2,484
Northern Trust Co., 5.200%, 11/09/12	2,826	2,863
TIAA Global Markets, 5.125%, 10/10/12 (b)	2,855	2,910

		50,548

Electric (3.2%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,754	1,730
Enel Finance International, 5.700%, 01/15/13 (b)	5,498	5,582
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,649	2,632
Florida Power & Light Co., 5.550%, 11/01/17	585	597
Florida Power Corp., Ser A, 5.800%, 09/15/17	1,191	1,237
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	3,722	3,620
Nevada Power Co., Ser L, 5.875%, 01/15/15	670	666
Oncor Electric Delivery Co., 6.375%, 01/15/15	1,719	1,760
Electric — continued
Union Electric Co., 5.400%, 02/01/16	879	866

		18,690

Insurance (0.9%)
American International Group, Ser G, 5.600%, 10/18/16	3,090	3,070
MetLife, Inc., 5.000%, 06/15/15	1,011	979
Travelers Cos., Inc. (The), 5.375%, 06/15/12	1,251	1,280

		5,329

Media (1.5%)
News America Holdings, Inc., 9.250%, 02/01/13	1,909	2,231
Time Warner Cable, Inc., 5.850%, 05/01/17	4,708	4,720
Time Warner, Inc., 5.500%, 11/15/11	1,043	1,047

	Shares or
	Principal
	Amount ($)	Value ($)
Viacom, Inc., 6.125%, 10/05/17	612	612

		8,610

Miscellaneous Manufacturer (1.7%)
Clorox Co., 5.450%, 10/15/12	1,146	1,155
General Electric Co., 5.000%, 02/01/13	1,542	1,562
General Electric Co., 5.250%, 12/06/17	1,493	1,490
Kimberly-Clark Corp., 6.125%, 08/01/17	3,613	3,807
Siemens Financierings NV, 5.750%, 10/17/16 (b)	1,877	1,914

		9,928

Oil & Gas (1.0%)
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	2,730	2,724
Transocean, Inc., 6.000%, 03/15/18	2,388	2,382
Weatherford International Ltd., 4.950%, 10/15/13	535	525

		5,631

Pharmaceuticals (3.9%)
Abbott Laboratories, 5.600%, 11/30/17	3,844	3,950
Astrazeneca PLC, 5.900%, 09/15/17 (c)	6,347	6,665
Covidien International Finance SA, 6.000%, 10/15/17 (b)	2,282	2,361
Pharmaceuticals — continued
Johnson & Johnson, 5.550%, 08/15/17	3,773	3,983
Merck & Co., Inc., 5.125%, 11/15/11	1,453	1,509
Schering-Plough, 6.000%, 09/15/17	3,307	3,426
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	657	649

		22,543

Pipelines (0.7%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,748
El Paso Natural Gas, 5.950%, 04/15/17	590	583
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Southern Natural Gas Co., 5.900%, 04/01/17 (b)(c)	495	487

		3,818

Retail (1.6%)
JC Penny Corp., Inc., 5.750%, 02/15/18	373	350
Tesco PLC, 5.500%, 11/15/17 (b)	2,640	2,633
Wal-Mart Stores, Inc., 5.800%, 02/15/18	5,821	6,010

		8,993

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	525	517

Telecommunication Services (2.5%)
AT&T, Inc., 4.950%, 01/15/13	2,384	2,397
AT&T, Inc., 5.100%, 09/15/14	2,364	2,340
Cisco Systems, Inc., 5.500%, 02/22/16	2,477	2,519
Comcast Corp., 4.950%, 06/15/16	1,283	1,208
Rogers Wireless, Inc., 7.500%, 03/15/15	1,169	1,278
Verizon Communications, Inc., 5.550%, 02/15/16	1,232	1,245
Vodafone Group PLC, 5.500%, 06/15/11	3,312	3,347

		14,334

Total Corporate Bonds (Cost $185,504)		186,786

U.S. Government Agency Mortgages (6.1%)
Fannie Mae (0.6%)
5.725%, 03/01/12	211	219
6.260%, 05/01/12	302	320
5.397%, 06/25/36	2,875	2,914

		3,453

Freddie Mac (5.0%)
6.500%, 08/01/08	18	18
4.500%, 06/01/19	1,581	1,554
4.500%, 06/01/19	1,360	1,338
4.500%, 07/01/19	7,033	6,912
4.500%, 02/01/20	2,243	2,205
5.500%, 11/01/22	3,971	4,019
5.500%, 07/15/27	1,732	1,755
5.500%, 11/15/28	3,101	3,146
5.500%, 05/15/29	3,205	3,249
5.500%, 01/15/30	5,005	5,076
5.500%, 12/01/37	26	26

		29,298

Ginnie Mae (0.5%)
6.378%, 10/16/20 (a)	138	139
4.449%, 03/16/25	318	316
4.811%, 05/16/27	426	427

	Shares or
	Principal
	Amount ($)	Value ($)
4.271%, 01/16/28	384	381
3.760%, 09/16/28	423	416
4.300%, 07/16/29	187	186
5.374%, 02/16/31 (a)	400	405
5.269%, 03/16/37 (a)	400	401

		2,671

Total U.S. Government Agency Mortgages (Cost $34,805)		35,422

U.S. Treasury Obligations (40.3%)
U.S. Treasury Notes (40.3%)
3.125%, 10/15/08	1,000	998
4.000%, 04/15/10 (c)	73,196	74,682
4.250%, 10/15/10 (c)	69,101	71,309
4.375%, 12/15/10 (c)	32,897	34,121
4.625%, 10/31/11	13,384	14,026
4.125%, 08/31/12 (c)	36,838	37,929

Total U.S. Treasury Obligations (Cost $228,275)		233,065

Short-Term Investments (38.2%)
Credit Suisse Enhanced Liquidity Fund (d)	220,470,835	220,471

Total Short-Term Investments (Cost $220,471)		220,471

Money Market Fund (1.3%)
STI Classic Institutional Cash Management Money Market Fund (e)	7,245,975	7,246

Total Money Market Fund (Cost $7,246)		7,246

Total Investments (Cost $770,206) (f) — 134.8%		778,698
Liabilities in excess of other assets — (34.8)%		(200,916)

Net Assets — 100.0%		$577,782

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.7% of net assets as of December 31, 2007.

(c)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $214,718.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

(g)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2007 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Shares	Value ($)	Percent of Net Assets
Commercial Industrial Finance Corp.	07/20/07	854	1,200	864	0.15%
Marathon CLO Ltd.	07/19/07	516	645	516	0.09%
Muir Grove CLO Ltd.	09/25/07	1,744	1,750	1,733	0.30%
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date($)	Value($)
Dow Jones CDX Indices; Series 7	Merrill Lynch	3,705	0.63	12/20/16	77
Dow Jones CDX Indices; Series 7	Bank of America	1,860	0.60	06/20/17	82
Dow Jones CDX Indices; Series 7	Credit Suisse First Boston	1,270	0.65	12/20/16	33
Dow Jones CDX Indices; Series 7	Merrill Lynch	790	0.60	06/20/17	37
North America High Yield Index; Series 8	Merrill Lynch	12,885	2.75	06/20/12	(386)
Bear Stearns, Inc. (The)	JPMorgan	(620)	1.29	09/20/17	9
Brunswick Corp.	Merrill Lynch	(500)	1.20	03/20/17	4
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	1
Carnival Corp.	JPMorgan	(790)	0.70	09/20/17	(2)
Centex Corp.	Credit Suisse First Boston	(620)	2.65	09/20/17	19
Dow Chemical Co.	Barclays Bank PLC	(620)	0.67	09/20/17	(7)
Gannett Co.	Citibank N.A.	(500)	0.83	06/20/17	9
Gannett Co.	Citibank N.A.	(120)	0.81	06/20/17	2
Istar Financial, Inc.	Citibank N.A.	(500)	0.88	03/20/17	63
Istar Financial, Inc.	Citibank N.A.	(120)	0.70	03/20/17	16
MBIA, Inc.	Credit Suisse First Boston	(620)	1.35	09/20/17	104
MBIA, Inc.	Bank of America	(635)	0.88	09/20/17	123
Wells Fargo & Co.	JPMorgan	(500)	0.19	06/20/17	16
Wells Fargo & Co.	JPMorgan	(120)	0.22	06/20/17	3
Weyerhaeuser Co.	Citibank N.A.	(500)	0.98	03/20/17	6
Weyerhaeuser Co.	Citibank N.A.	(120)	1.05	03/20/17	1
Yum Brands, Inc.	Barclays Bank PLC	(620)	1.06	09/20/17	(10)

					200

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
At December 31, 2007, the Fund’s foreign currency contracts were as follows:

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation
Currency	Delivery Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	01/03/08	1,205	1,066	1,057	9
Australian Dollar	01/09/08	1,199	1,071	1,051	20
Australian Dollar	01/10/08	1,797	1,607	1,576	31
Australian Dollar	01/15/08	1,187	1,045	1,041	4
Australian Dollar	01/22/08	603	532	528	4
Brazilian Real	01/10/08	1,960	1,084	1,101	(17)
Brazilian Real	01/10/08	966	547	542	5
Brazilian Real	02/19/08	993	566	555	11
Brazilian Real	02/28/08	5,212	2,938	2,908	30
Brazilian Real	02/28/08	5,212	2,909	2,908	1
Chilean Peso	01/03/08	542,085	1,079	1,089	(10)
Chinese Yuan Renminbi	07/21/08	7,048	978	1,008	(30)
Chinese Yuan Renminbi	07/21/08	10,590	1,469	1,515	(46)
Euro	01/07/08	753	1,065	1,101	(36)
Euro	01/07/08	750	1,064	1,096	(32)
Euro	02/08/08	377	554	552	2
India Rupee	01/25/08	39,646	965	1,005	(40)
Mexican Nuevo Peso	01/05/08	11,631	1,076	1,066	10
Norwegian Krone	01/09/08	5,773	1,049	1,063	(14)
Norwegian Krone	01/28/08	2,970	550	547	3
Norwegian Krone	02/19/08	2,996	554	551	3
Norwegian Krone	02/20/08	3,037	553	559	(6)
New Zealand Dollar	01/03/08	1,411	1,063	1,085	(22)
New Zealand Dollar	01/22/08	720	531	552	(21)
New Zealand Dollar	01/30/08	717	549	549	—
New Zealand Dollar	03/13/08	7,598	5,815	5,796	19
Phillipine Peso	01/31/08	47,480	1,106	1,150	(44)
Phillipine Peso	03/03/08	23,737	564	574	(10)
Turkish Lira	01/02/08	1,317	1,081	1,124	(43)
Turkish Lira	01/15/08	660	524	561	(37)
Turkish Lira	02/08/08	664	542	560	(18)

Total Short Contracts			$36,096	$36,370	$(274)

Long:
Australian Dollar	01/03/08	1,205	1,065	1,058	(7)
Australian Dollar	01/09/08	1,199	1,065	1,052	(13)
Australian Dollar	01/10/08	1,195	1,070	1,049	(21)
Australian Dollar	01/10/08	601	535	528	(7)
Australian Dollar	01/15/08	1,187	1,070	1,041	(29)
Australian Dollar	01/22/08	603	535	528	(7)
Brazilian Real	01/10/08	1,960	1,070	1,101	31
Brazilian Real	01/10/08	966	535	542	7
Brazilian Real	02/19/08	993	555	555	—
Brazilian Real	02/28/08	5,259	2,825	2,933	108
Brazilian Real	02/28/08	5,166	2,820	2,882	62
Chilean Peso	01/03/08	542,085	1,065	1,089	24
Chinese Yuan Renminbi	07/21/08	7,048	975	1,009	34
Chinese Yuan Renminbi	07/21/08	10,590	1,465	1,515	50
Euro	01/07/08	750	1,065	1,096	31
Euro	01/07/08	753	1,064	1,100	36
Euro	02/05/08	377	545	552	7
India Rupee	01/25/08	39,646	985	1,005	20
Mexican Nuevo Peso	01/15/08	11,631	1,070	1,065	(5)
Norwegian Krone	01/09/08	5,772	1,065.00	1,063	(2)
Norwegian Krone	01/28/08	2,970	545.00	547	2
Norwegian Krone	02/19/08	2,996	555.00	551	(4)
Norwegian Krone	02/20/08	3,037	555.00	559	4
New Zealand Dollar	01/03/08	1,411	1,065	1,085	20
New Zealand Dollar	01/22/08	720	535	552	17
New Zealand Dollar	01/30/08	717	545	549	4
New Zealand Dollar	03/13/08	7,598	5,958	5,796	(162)
Phillipine Peso	01/31/08	23,822	545	577	32
Phillipine Peso	01/31/08	23,658	545	573	28
Phillipine Peso	03/03/08	23,737	555	574	19
Turkish Lira	01/02/08	1,317	1,065	1,124	59
Turkish Lira	01/15/08	660	540	561	21
Turkish Lira	02/08/08	664	550	560	10

Total Long Contracts			$36,002	$36,371	$369

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (3.3%)
Automobile ABS (1.1%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	1,966	1,958
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4, 5.280%, 03/08/13	1,062	1,075
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,210	1,220

		4,253

Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 8.884%, 12/22/20 (a) (b)	960	692
Marathon CLO Ltd., Ser 2005-2A, Cl D, 9.626%, 12/20/19 (a) (b)	515	412
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20 (a) (b)	1,450	1,435

		2,539

Credit Card ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7, 4.150%, 07/07/17	1,000	947

Home Equity ABS (0.2%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	975	934

Utility ABS (1.1%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	1,691	1,693
MP Environmental Funding LLC, Ser 2007-A, Cl A1, 4.982%, 07/15/16	1,360	1,367
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	839	879

	Shares or
	Principal
	Amount ($)	Value ($)
Utility ABS — continued
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	295	321

		4,260

Total Asset-Backed Securities (Cost $12,745)		12,933

Collateralized Mortgage Obligations (18.2%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,375	2,356
Banc of America Commercial Mortgage, Inc., Ser 2006-2, Cl A4, 5.930%, 05/10/45 (a)	1,674	1,730
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	1,675	1,710
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	2,540	2,662
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,385	1,406
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,028	1,083
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44 (a)	2,995	2,986
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44 (a)	3,082	3,030
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.175%, 08/25/36 (a)	3,004	2,848
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	900	868
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	762	796
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Collateralized Mortgage Obligations — continued
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	1,121	1,121
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	1,021	1,010
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,150	1,102
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	829	829
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	2,875	2,875
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	1,870	1,862
Freddie Mac, Ser 2966, Cl NW, 5.069%, 08/15/25	1,317	1,320
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,104	2,194
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44 (a)	2,450	2,469
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,032	1,078
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	1,342	1,334
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	1,428	1,416
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.109%, 07/10/38 (a)	2,439	2,549
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38 (a)	4,556	4,607
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39 (a)	1,200	1,219
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42 (a)	701	680
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44 (a)	2,115	2,106

	Shares or
	Principal
	Amount ($)	Value ($)
Collateralized Mortgage Obligations — continued
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (a)	1,235	1,249
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	1,842	1,924
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26 (a)	1,187	1,241
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30 (a)	878	867
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	2,430	2,403
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39 (a)	1,340	1,372
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.606%, 02/12/39 (a)	1,860	1,885
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41 (a)	2,705	2,704
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	1,890	1,978
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44 (a)	2,696	2,668
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	928	922
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	1,024	1,000

Total Collateralized Mortgage Obligations (Cost $70,313)		71,459

Corporate Bonds (36.7%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,450
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Aerospace/Defense — continued
United Technologies Corp., 4.875%, 05/01/15	1,230	1,213

		2,663

Airlines (1.1%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,225	1,145
Delta Air Lines, Inc., Cl A, 6.821%, 08/10/22 (b)	2,007	1,924
Southwest Airlines Co., Ser 07-1, Cl A, 6.150%, 08/01/22	1,279	1,302

		4,371

Auto Manufacturers (0.4%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,268	1,599

Banks (2.5%)
Bank of America Corp., 7.400%, 01/15/11	3,339	3,589
Bank of New York Mellon, Ser G, 4.950%, 11/01/12, MTN	1,848	1,848
UBS AG Stamford, 5.141%, 07/23/09, MTN (a)	2,450	2,447
Wachovia Corp., 5.300%, 10/15/11	1,961	1,965

		9,849

Beverages (1.8%)
Anheuser-Busch Cos., Inc., 6.450%, 09/01/37	1,637	1,774
Coca-Cola Co., 5.350%, 11/15/17	2,362	2,420
Diageo Capital PLC, 5.200%, 01/30/13	943	947
Beverages — continued
SABMiller PLC, 6.200%, 07/01/11 (b)	1,853	1,939

		7,080

Building Materials (0.5%)
Lafarge SA, 6.150%, 07/15/11	993	1,021
Martin Marietta Materials, Inc., 6.250%, 05/01/37	836	785

		1,806

Chemicals (0.3%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,363	1,259

Commercial Services (1.0%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	616	634

	Shares or
	Principal
	Amount ($)	Value ($)
ERAC USA Finance Co., 5.800%, 10/15/12 (b)	1,225	1,215
ERAC USA Finance Co., 5.600%, 05/01/15 (b)	1,148	1,092
Xerox Corp., 5.500%, 05/15/12	908	923

		3,864

Computers (0.4%)
Dell, Inc., 7.100%, 04/15/28	443	482
IBM Corp., 5.700%, 09/14/17	783	809
IBM Corp., 5.875%, 11/29/32	340	344

		1,635

Diversified Financial Services (7.7%)
ABX Financing Co., 6.350%, 10/15/36 (b)	873	855
American Express Co., 6.150%, 08/28/17	1,189	1,220
CIT Group, Inc., 5.600%, 04/27/11	1,381	1,330
Citigroup, Inc., 5.125%, 05/05/14	615	600
Citigroup, Inc., 6.000%, 08/15/17	623	636
Citigroup, Inc., 5.850%, 12/11/34	542	499
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	729
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	2,250
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13 (c)	2,055	2,013
HSBC Holdings PLC, 7.625%, 05/17/32	774	843
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	679	669
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,377	1,398
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	456	457
Janus Capital Group, Inc., 5.875%, 09/15/11	783	791
Jefferies Group, Inc., 6.450%, 06/08/27	1,047	973
JPMorgan Chase & Co., 6.625%, 03/15/12	2,749	2,899
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,367
Merrill Lynch & Co., Inc., 5.770%, 07/25/11	2,090	2,096
Diversified Financial Services — continued
Merrill Lynch & Co., Inc., Ser C, 6.050%, 08/15/12, MTN	2,381	2,427
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Morgan Stanley, 5.300%, 03/01/13	1,509	1,505
Northern Trust Co., 5.200%, 11/09/12	2,158	2,186
TIAA Global Markets, 5.125%, 10/10/12 (b)	1,515	1,544

		30,287

Electric (4.2%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,335
Duke Energy Carolinas LLC, 6.100%, 06/01/37	2,503	2,516
Enel Finance International, 6.800%, 09/15/37 (b)	1,497	1,504
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,432
Florida Power & Light Co., 5.550%, 11/01/17	315	321
Florida Power Corp., 6.350%, 09/15/37	388	409
MidAmerican Energy Holdings Co., 6.125%, 04/01/36 (c)	1,303	1,300
Nevada Power Co., Ser L, 5.875%, 01/15/15	456	453
Nevada Power Co., Ser R, 6.750%, 07/01/37	974	1,007
Electric — continued
Oncor Electric Delivery Co., 7.000%, 05/01/32	856	888
Pacific Gas & Electric Co., 6.050%, 03/01/34 (c)	1,428	1,426
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	809
Union Electric Co., 5.400%, 02/01/16	714	703
Virginia Electric & Power Co., Ser A, 6.000%, 05/15/37	1,716	1,678
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	821

		16,602

Insurance (0.9%)
American International Group, Ser G, 5.600%, 10/18/16	2,442	2,427
Metlife, Inc., 5.700%, 06/15/35	295	269

	Shares or
	Principal
	Amount ($)	Value ($)
Travelers Cos., Inc. (The), 5.375%, 06/15/12	963	985

		3,681

Machinery Diversified (0.1%)
Caterpillar, Inc., 6.050%, 08/15/36	254	261

Media (1.4%)
News America Holdings, Inc., 6.200%, 12/15/34	679	670
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,569
Time Warner, Inc., 6.500%, 11/15/36	840	817
Viacom, Inc., 6.125%, 10/05/17	325	325

		5,381

Miscellaneous Manufacturer (2.2%)
Clorox Co., 5.450%, 10/15/12	609	614
General Electric Co., 5.000%, 02/01/13	3,672	3,719
General Electric Co., 5.250%, 12/06/17	1,107	1,105
Kimberly-Clark Corp., 6.125%, 08/01/17	2,138	2,252
Miscellaneous Manufacturer — continued
Siemens Financierings NV, 6.125%, 08/17/26 (b)	1,006	996

		8,686

Oil & Gas (1.8%)
Apache Corp., 6.000%, 01/15/37	823	816
ConocoPhillips, 5.900%, 10/15/32	602	616
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35 (c)	993	903
Transocean, Inc., 6.000%, 03/15/18	599	598
Transocean, Inc., 6.800%, 03/15/38	1,284	1,310
Weatherford International, Inc., 6.500%, 08/01/36	916	915
Western Oil Sands, Inc., 8.375%, 05/01/12	1,525	1,701

		6,859

Pharmaceuticals (3.2%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	3,036
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,662
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Covidien International Finance SA, 6.000%, 10/15/17 (b)	1,760	1,821
Johnson & Johnson, 5.550%, 08/15/17	2,159	2,279
Merck & Co., Inc., 5.125%, 11/15/11	967	1,004
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,255
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	609

		12,666

Pipelines (1.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,308
Colonial Pipeline Co., 6.375%, 08/01/37 (b)	1,680	1,705
El Paso Natural Gas, 5.950%, 04/15/17	650	642
Southern Natural Gas Co., 5.900%, 04/01/17 (b)(c)	460	452
Pipelines — continued
Trans-Canada Pipelines, 6.200%, 10/15/37	1,610	1,599

		5,706

Retail (1.9%)
JC Penney Corp., Inc., 5.750%, 02/15/18	284	267
Tesco PLC, 5.500%, 11/15/17 (b)	2,060	2,055
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	436
Wal-Mart Stores, Inc., 6.500%, 08/15/37 (c)	4,505	4,744

		7,502

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	373	367

Telecommunication Services (3.0%)
AT&T, Inc., 4.950%, 01/15/13	1,738	1,747
AT&T, Inc., 5.100%, 09/15/14	1,548	1,532
AT&T, Inc., 6.450%, 06/15/34	947	976
Cisco Systems, Inc., 5.500%, 02/22/16	1,913	1,946
Comcast Corp., 6.450%, 03/15/37	856	872
Rogers Wireless, Inc., 7.500%, 03/15/15	890	973
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,351

	Shares or
	Principal
	Amount ($)	Value ($)
Vodafone Group PLC, 5.500%, 06/15/11 (c)	2,464	2,490

		11,887

Total Corporate Bonds (Cost $142,319)		144,011

U.S. Government Agencies (1.4%)
Fannie Mae (0.3%)
3.250%, 02/15/09	1,000	992
5.125%, 01/02/14	500	518

		1,510

Federal Home Loan Bank (0.9%)
5.239%, 03/03/08 (a)	2,500	2,500
5.000%, 05/08/18, Callable 02/08/08 @ 100	1,000	1,001

		3,501

Freddie Mac (0.2%)
4.050%, 11/17/09	700	707

Total U.S. Government Agencies (Cost $5,669)		5,718

U.S. Government Agency Mortgages (7.7%)
Fannie Mae (0.8%)
5.397%, 06/25/36	3,189	3,233
Freddie Mac (6.8%)
4.500%, 06/01/19	865	850
4.500%, 06/01/19	973	957
4.500%, 07/01/19	5,034	4,947
4.500%, 02/01/20	1,598	1,571
5.500%, 11/01/22	2,915	2,950
5.500%, 07/15/27	1,929	1,954
5.500%, 11/15/28	3,444	3,494
5.500%, 05/15/29	3,543	3,592
5.500%, 01/15/30	5,562	5,640
5.500%, 12/01/37	595	594

		26,549

Ginnie Mae (0.1%)
7.000%, 04/15/13	153	160
7.000%, 08/15/14	99	103
7.000%, 05/15/31	55	59

		322

Total U.S. Government Agency Mortgages (Cost $29,546)		30,104

U.S. Treasury Obligations (28.3%)
U.S. Treasury Bond (2.2%)
4.750%, 02/15/37	8,423	8,816

U.S. Treasury Notes (26.1%)
3.125%, 10/15/08	1,000	998
4.250%, 10/15/10 (c)	12,757	13,164
4.375%, 12/15/10 (c)	32,233	33,432
4.500%, 04/30/12	15,555	16,249
4.125%, 08/31/12 (c)	30,321	31,219

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Notes — continued
4.750%, 08/15/17	7.035	7,430

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		102,492

Total U.S. Treasury Obligations (Cost $108,628)		111,308

Short-Term Investment (22.5%)
Credit Suisse Enhanced Liquidity Fund (d)	88,222,183	88,222

Total Short-Term Investment (Cost $88,222)		88,222

Money Market Fund (1.3%)
STI Classic Institutional Cash Management Money Market Fund (e)	5,144,574	5,145

Total Money Market Fund (Cost $5,145)		5,145

Total Investments (Cost $462,355) (g) — 119.4%		468,900
Liabilities in excess of other assets — (19.4)%		(76,152)

Net Assets — 100.0%		$392,748

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.5% of net assets as of December 31, 2007.

(c)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $85,974.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2007 are identified below (in thousands):

Security	Acquisition	Cost	Par	Value	Percent of
Description	Date	($)	($)	($)	Net Assets(%)

Commercial Industrial Finance Corp.	07/20/07	683	960	692	0.18
Marathon CLO Ltd.	07/19/07	412	515	412	0.10
Muir Grove CLO	09/25/07	1,445	1,450	1,435	0.37

(g)	Represents cost for financial reporting purposes.

MBIA	Security insured by Municipal Bond Insurance Association
At December 31, 2007, the Fund’s open future contracts were as follows:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
U.S. 5YR Note	Long	23	03/08	21	1
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Dow Jones CDX Indices; Series 7	Merrill Lynch	4,475	0.59	12/20/16	80
Dow Jones CDX Indices; Series 7	Bank of America	2,220	0.60	6/20/17	96
Dow Jones CDX Indices; Series 7	Credit Suisse First Boston	1,410	0.65	12/20/16	36
Dow Jones CDX Indices; Series 7	Merrill Lynch	645	0.60	6/20/17	30
North America High Yield Index; Series 8	Merrill Lynch	9,560	2.75	6/20/12	(287)
Bear Stearns Co., Inc. (The)	Bank of America	(740)	1.29	9/20/17	11
Brunswick Corp.	Merrill Lynch	(740)	1.15	3/20/17	9
Carnival Corp.	JPMorgan	(645)	0.70	9/20/17	(2)
Centex Corp.	Credit Suisse First Boston	(740)	2.65	9/20/17	23
Dow Chemical Co.	Barclays Bank PLC	(740)	0.67	9/20/17	(8)
Gannett Co.	Citibank N.A.	(740)	0.81	6/20/17	15
Istar Financial, Inc.	Citibank N.A.	(740)	0.70	3/20/17	101
MBIA, Inc.	Credit Suisse First Boston	(705)	0.88	9/20/17	136
MBIA, Inc.	Bank of America	(740)	1.35	9/20/17	124
Wells Fargo & Co.	JPMorgan	(740)	0.22	6/20/17	22
Weyerhaeuser Co.	Citibank N.A.	(740)	1.05	3/20/17	6
Yum Brands, Inc.	Barclays Bank PLC	(740)	1.06	9/20/17	(12)

					380

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
At December 31, 2007, the Fund’s foreign currency contracts were as follows:

		Contract
		Amount in	Contract		Unrealized
		Local	Value in	Market	Appreciation
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	01/03/08	877	776	770	6
Australian Dollar	01/09/08	861	770	756	14
Australian Dollar	01/10/08	1,293	1,157	1,135	22
Australian Dollar	01/15/08	849	747	744	3
Australian Dollar	01/22/08	434	383	380	3
Brazilian Real	01/10/08	1,411	780	792	(12)
Brazilian Real	01/10/08	695	394	391	3
Brazilian Real	02/19/08	698	397	389	8
Brazilian Real	02/28/08	3,620	2,040	2,019	21
Brazilian Real	02/28/08	3,620	2,020	2,019	1
Chilean Peso	01/03/08	394,475	786	793	(7)
Chinese Yuan Renminbi	07/21/08	5,639	783	807	(24)
Chinese Yuan Renminbi	07/21/08	8,458	1,173	1,211	(38)
Euro	01/07/08	544	770	796	(26)
Euro	01/07/08	542	769	792	(23)
Euro	02/05/08	270	397	395	2
India Rupee	01/25/08	31,395	764	797	(33)
Mexican Nuevo Peso	01/15/08	8,316	769	761	8
New Zealand Dollar	01/03/08	1,027	774	790	(16)
New Zealand Dollar	01/22/08	518	382	397	(15)
New Zealand Dollar	01/30/08	513	393	393	—
New Zealand Dollar	03/13/08	5,122	3,920	3,907	13
Norwegian Krone	01/09/08	4,147	754	764	(10)
Norwegian Krone	01/28/08	2,126	394	392	2
Norwegian Krone	02/19/08	2,105	389	387	2
Norwegian Krone	02/20/08	2,134	388	392	(4)
Phillipine Peso	01/31/08	33,977	792	823	(31)
Phillipine Peso	03/03/08	16,680	396	403	(7)
Turkish Lira	01/02/08	959	787	818	(31)
Turkish Lira	01/15/08	470	374	400	(26)
Turkish Lira	02/08/08	471	384	397	(13)

Total Short Contracts			$25,802	$26,010	$(208)

Long:
Australian Dollar	01/03/08	877	775	770	(5)
Australian Dollar	01/09/08	861	765	755	(10)
Australian Dollar	01/10/08	860	770	755	(15)
Australian Dollar	01/10/08	433	385	380	(5)
Australian Dollar	01/15/08	849	765	744	(21)
Australian Dollar	01/22/08	434	385	380	(5)
Brazilian Real	01/10/08	1,411	770	792	22
Brazilian Real	01/10/08	695	385	390	5
Brazilian Real	02/19/08	698	390	390	—
Brazilian Real	02/28/08	3,658	1,965	2,040	75
Brazilian Real	02/28/08	3,582	1,955	1,998	43
Chilean Peso	01/03/08	394,475	775	793	18
Chinese Yuan Renminbi	07/21/08	8,458	1,170	1,210	40
Chinese Yuan Renminbi	07/21/08	5,639	780	807	27
Euro	01/07/08	542	770	792	22
Euro	01/07/08	544	770	796	26
Euro	02/05/08	270	390	395	5
India Rupee	01/25/08	31,395	780	795	15
Mexican Nuevo Peso	01/15/08	8,316	765	761	(4)
New Zealand Dollar	01/03/08	1,027	775	790	15
New Zealand Dollar	01/22/08	518	385	397	12
New Zealand Dollar	01/30/08	513	390	393	3
New Zealand Dollar	03/13/08	5,122	4,016	3,908	(108)
Norwegian Krone	01/09/08	4,147	765	764	(2)
Norwegian Krone	01/28/08	2,126	390	391	1
Norwegian Krone	02/19/08	2,105	390	387	(3)
Norwegian Krone	02/20/08	2,134	390	393	3
Phillipine Peso	01/31/08	17,049	390	413	23
Phillipine Peso	01/31/08	16,930	390	410	20
Phillipine Peso	03/03/08	16,680	390	404	14
Turkish Lira	01/02/08	959	775	818	44
Turkish Lira	01/15/08	470	385	400	15
Turkish Lira	02/08/08	471	390	397	7

Total Long Contracts			$25,731	$26,008	$277

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (97.1%)
Alabama (4.2%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,151
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,413
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,407
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,619
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,091
Jefferson County Sewer, Ser D, RB, 5.000%, 02/01/27, Prerefunded 08/01/12 @ 100, FGIC	3,000	3,222

		22,903

Alaska (0.8%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @100, MBIA	4,140	4,458

Arizona (2.6%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,446
Chandler, GO, 5.000%, 07/01/19, Callable 07/01/17 @ 100	5,900	6,465

	Shares or
	Principal
	Amount ($)	Value ($)
Arizona — continued
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	3,970	4,117

		14,028

California (6.1%)
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/14, Callable 05/01/12 @ 101, AMBAC	3,140	3,433
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/15, Callable 05/01/12 @ 101, AMBAC	5,800	6,327
California State Economic Recovery, Ser A, GO, 5.000%, 07/01/12, MBIA	4,650	4,992
California State, Department of Water Resources Power Supply, Ser A, RB, 6.000%, 05/01/14, Callable 05/01/12 @ 101	2,950	3,270
California State, GO, 5.500%, 11/01/33, Callable 11/01/13 @ 100	11,000	11,676
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,161
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	2,075	2,412

		33,271

Colorado (2.0%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @100, FGIC	5,000	5,322
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Colorado — continued
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC	2,540	2,847
Metropolitan Wastewater Reclamation District, RB, 5.450%, 04/01/12, Callable 04/01/08 @ 100	2,570	2,584

		10,753

Florida (9.7%)
Austin Trust Various States, Ser 2007-1018, RB, 3.410%, 04/01/28, Callable 04/01/16 @ 100, CIFG (a)	2,500	2,636
Florida State Board of Education, Public Education, Ser J, GO, 5.000%, 06/01/30, Callable 06/01/13 @ 101	5,405	5,557
Florida State Board of Education, Ser C, GO, 5.750%, 06/01/23, Prerefunded 06/01/10 @ 101, FGIC	5,000	5,351
Florida State Environmental Protection Preservation, RB, 5.000%, 07/01/12, MBIA	15,310	16,364
Orange County Health Facilities Authority, RB, 5.000%, 01/01/29	6,710	7,330
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,666
Tampa Florida Water & Sewer, Ser 2007, RB, 5.000%, 10/01/37, Callable 10/01/07 @ 100	7,000	7,223

	Shares or
	Principal
	Amount ($)	Value ($)
Florida — continued
Tampa, University of Tampa Project, RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG (c)	5,000	5,136

		52,263

Georgia (2.8%)
Gwinnett County School District, GO, 5.000%, 02/01/11	14,485	15,282

Illinois (10.1%)
Chicago O’Hare International Airport, General Airport Third Lien, Ser A, RB, 5.250%, 01/01/26, Callable 01/01/16 @ 100, MBIA	4,675	4,921
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, FGIC	5,000	5,385
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/21, Callable 02/01/17 @ 100, FGIC	5,420	5,808
Illinois Municipal Electric Agency Power Supply, RB, 5.250%, 02/01/22, Callable 02/01/17 @ 100, FGIC	5,000	5,342
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/08 @ 100.50	3,390	3,430
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,854
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	8,029
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,677
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/26, Callable 07/01/16 @ 100, FSA	2,500	2,620
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois — continued
Illinois State, First Ser, GO, 5.375%, 12/01/15, Callable 12/01/12 @ 100, FSA	8,600	9,351

		54,417

Kansas (1.9%)
Johnson County Unified School District No. 229, Ser A, GO, 5.000%, 10/01/11, MBIA	4,670	4,972
Lenexa, Refunding & Improvements, Ser A, GO, 5.000%, 09/01/09, FSA	5,115	5,279

		10,251

Maryland (3.4%)
Anne Arundel County, General Improvement, GO, 5.000%, 03/01/14	2,000	2,181
Baltimore County, GO, 5.000%, 02/01/16	8,000	8,843
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,471

		18,495

Massachusetts (1.8%)
Massachusetts State, Consolidated Lien, Ser A, GO, 5.000%, 03/01/21, Prerefunded 03/01/15 @ 100	4,000	4,388
Massachusetts State, Consolidated Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,485

		9,873

Michigan (3.7%)
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,562

	Shares or
	Principal
	Amount ($)	Value ($)
Michigan — continued
Michigan State, RB, 5.250%, 09/15/20, Callable 09/15/17 @ 100, FSA	15,000	16,546

		20,108

Minnesota (2.2%)
Minnesota State Highway, GO, 5.000%, 08/01/16	10,760	11,914

Missouri (7.1%)
Missouri State Highways & Transit Commission State Road, RB, 5.000%, 05/01/16	6,000	6,624
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/21, Callable 05/01/17 @ 100	2,000	2,204
Missouri State Highways & Transportation Commission, RB, 5.000%, 02/01/15	4,750	5,211
Missouri State Highways & Transportation Commission, RB, 5.000%, 02/01/18	21,855	24,131

		38,170

Nevada (1.8%)
Clark County Airport, Sub Lien, Ser A-1, RB, AMT, 5.000%, 07/01/14, AMBAC	7,295	7,713
Clark County Airport, Sub Lien, Ser A-1, RB, AMT, 5.000%, 07/01/12, AMBAC	2,000	2,099

		9,812

New Jersey (4.4%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	9,112
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	11,392
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
New Jersey — continued
Newark Housing Authority Port, RB, 5.000%, 01/01/37, MBIA	3,250	3,534

		24,038

New Mexico (1.1%)
New Mexico Finance Authority State Transportation, RB, 5.000%, 06/15/11, AMBAC	5,500	5,825

New York (10.7%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC	1,075	1,162
New York City, Ser C, GO, 5.000%, 01/01/14	2,500	2,675
New York Local Government Assistance Corp., RB, 5.000%, 04/01/11	10,000	10,562
New York State Thruway Authority, Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/15, FSA	15,000	16,449
New York State Urban Development Corp., Ser C, RB, 5.000%, 03/15/17	4,500	4,933
New York State Urban Development Corp., Ser C, RB, 5.000%, 03/15/18	5,585	6,112
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 06/01/08 @ 100	10,000	10,069
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,850
Tobacco Settlement Financing Corp., Ser C1, RB, 5.250%, 06/01/12, Callable 06/01/08 @ 100	1,995	1,998

		57,810

North Carolina (1.7%)
North Carolina State, GO, 5.000%, 05/01/13	4,795	5,201

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina — continued
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,755

		8,956

Ohio (1.2%)
Ohio State, GO, 5.000%, 09/15/11	6,000	6,379

Pennsylvania (5.2%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	11,009
Pennsylvania State Projects, First Ser, GO, 5.250%, 02/01/13, MBIA	5,755	6,270
Pennsylvania State, First Ser, GO, 5.000%, 01/01/18, Callable 01/01/13 @ 100, MBIA	5,690	6,124
Pennsylvania State, Second Ser, GO, 5.000%, 03/01/10	4,605	4,788

		28,191

Puerto Rico (3.4%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	5,434
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/17, Callable 07/01/13 @ 100, FGIC	5,260	5,717
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	2,720	2,956
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Puerto Rico — continued
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,305

		18,412

Tennessee (1.0%)
Shelby County Tennessee, GO, 5.000%, 03/01/14, MBIA	5,260	5,550

Texas (4.6%)
Dallas, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	5,700	6,186
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	7,175	7,656
El Paso County, GO, 5.000%, 02/15/32, Callable 02/15/18 @ 100, MBIA	2,000	2,087
Harris County Hospital District, RB, 5.000%, 02/15/21, Callable 02/15/17 @ 100, MBIA	4,255	4,438
Irving Waterworks & Sewer, RB, 5.950%, 06/15/19, Callable 06/15/09 @ 100.50	1,460	1,527
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,920

		24,814

Virginia (2.1%)
Virginia Commonwealth Transportation Board, RB, 5.000%, 10/01/11	2,940	3,129
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/11	7,595	8,061

		11,190

Washington (1.5%)
Energy Northwest Electric, Ser B, RB, 6.000%, 07/01/17, Callable 07/01/12 @ 100, MBIA	2,450	2,704

	Shares or
	Principal
	Amount ($)	Value ($)
Washington — continued
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC	5,200	5,596

		8,300

Total Municipal Bonds (Cost $517,890)		525,463

Money Market Fund (3.9%)
Federated Tax-Free Obligations Fund	20,873,450	20,873

Total Money Market Fund (Cost $20,873)		20,873

Total Investments (Cost $538,763) (b) — 101.0%		546,336
Liabilities in excess of other assets — (1.0)%		(5,481)

Net Assets — 100.0%		$540,855

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

(c)	Guarantee for floating rate borrowings.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

CIFG	Security insured by Capitalized Interest Financial Guaranty

COP	Certificate of Participation

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (69.2%)
Automobile ABS (20.4%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, CL A4, 5.128%, 02/15/11 (a)	1,000	987
Capital One Prime Auto Receivables Trust, Ser 2004-2, Cl A4, 5.088%, 04/15/10 (a)	931	931
Chase Manhattan Auto Owner Trust, Ser 2005-B, Cl A3, 4.840%, 07/15/09	106	106
Daimler Chrysler Master Owner Trust, Ser 2005-A, Cl A, 5.078%, 04/15/10 (a)	1,000	1,000
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 5.048%, 12/15/09 (a)	1,110	1,109
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 5.068%, 02/15/12 (a)	100	98
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3B, 5.368%, 11/15/11 (a)	500	495
Harley-Davidson Motorcycle Trust, Ser 2005-4, Cl A1, 4.780%, 11/15/10	120	120
Harley-Davidson Motorcycle Trust, Ser 2007-3, Cl A3, 5.378%, 06/15/12 a)	800	796
Honda Auto Receivables Owner Trust, Ser 2007-3, Cl A4, 5.278%, 01/18/11 (a)	1,500	1,472
Hyundai Auto Receivables Trust, Ser 2006-B, Cl A2, 5.250%, 09/15/09	238	238
M&I Auto Loan Trust, Ser 2005-1, Cl A3, 4.739%, 09/21/09	533	533
Nissan Master Owner Trust Receivables, Ser 2005-A, Cl A, 5.058%, 07/15/10 (a)	1,500	1,498

	Shares or
	Principal
	Amount ($)	Value ($)
Automobile ABS — continued
Volkswagen Credit Auto Master Trust, Ser 2005-1, Cl A, 4.969%, 07/20/10 (a)	500	499

		9,882

Credit Card ABS (16.1%)
American Express Issuance Trust, Ser 2007-2, Cl A, 5.278%, 07/15/13 (a)	2,000	1,979
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 5.158%, 08/15/14 (a)	275	273
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 5.108%, 09/15/15 (a)	1,500	1,483
Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A, 5.029%, 11/22/10 (a)	1,600	1,599
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7, 5.120%, 11/25/13 (a)	300	297
JPMorgan Chase & Co. Credit Card Master Trust, Ser 2003-2, Cl A, 5.138%, 07/15/10 (a)	800	800
JPMorgan Chase & Co. Issuance Trust, Ser 2005-A1, Cl A1, 5.038%, 12/15/10 (a)	1,175	1,175
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5, 5.088%, 10/15/15 (a)	200	197

		7,803

Diversified Financial Services (20.8%)
College Loan Corporation Trust, Ser 2003-2, Cl A3, 5.284%, 07/25/13 (a)	1,931	1,931
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 5.288%, 12/28/21 (a)	1,547	1,535
Nelnet Student Loan Trust, Ser 2003-2, Cl A4, 5.284%, 07/25/22 (a)	311	313
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 4.934%, 06/22/17 (a)	2,000	2,001
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Pennsylvania Higher Education Assistance, Ser 2005-1, Cl A1, 5.114%, 07/25/16 (a)	1,069	1,070
SLC Student Loan Trust, Ser 2006-1, Cl A3, 5.021%, 09/15/17 (a)	2,000	1,988
SLM Student Loan Trust, Ser 2003-6, Cl A4, 5.191%, 12/17/18 (a)	641	644
SLM Student Loan Trust, Ser 2004-8, Cl A3, 5.174%, 07/27/15 (a)	514	514
SLM Student Loan Trust, Ser 2007-1, Cl A1, 5.054%, 04/25/12 (a)	87	87

		10,083

Home Equity ABS (6.6%)
Accredited Mortgage Loan Trust, Ser 2005-4, Cl A2B, 5.015%, 12/25/35 (a)	109	109
Asset Backed Funding Certificates, Ser 2005-WMC1, Cl A2C, 5.145%, 06/25/35 (a)	770	768
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl AF1, 4.995%, 04/25/36 (a)	129	129
Countrywide Home Equity Loan Trust, Ser 2003-C, Cl A, 5.298%, 05/15/29 (a)	130	127
Countrywide Home Equity Loan Trust, Ser 2006-C, Cl 2A, 5.208%, 05/15/36 (a)	705	625
Countrywide Home Equity Loan Trust, Ser 2006-E, Cl 2A, 5.168%, 11/29/31 (a)	428	406
Guarantor Trust, Ser 2002-T10, Cl A1, 5.105%, 06/25/32 (a)	768	765
Novastar Home Equity Loan, Ser 2006-1, Cl A2A, 4.925%, 05/25/36 (a)	121	121

	Shares or
	Principal
	Amount ($)	Value ($)
Home Equity ABS — continued
Residential Asset Securities Corp., Ser 2005-AHL3, Cl A2, 5.105%, 11/25/35 (a)	178	174

		3,224

Utilities (5.3%)
Connecticut RRB Special Purpose Trust, Ser 2001-1, Cl A4, 5.541%, 12/30/10 (a)	1,599	1,598
PECO Energy Transition Trust, Ser 1999-A, Cl A7, 6.130%, 03/01/09	962	968

		2,566

Total Asset-Backed Securities (Cost $33,666)		33,558

U.S. Government Agency (8.2%)
Federal Home Loan Bank (8.2%)
3.375%, 02/15/08	4,000	3,995

Total U.S. Government Agency (Cost $4,000)		3,995

Collateralized Mortgage Obligations (19.5%)
Fannie Mae, Ser 2001-61, Cl FM, 5.246%, 10/18/16 (a)	593	594
Fannie Mae, Ser 2002-93, Cl TM, 5.000%, 10/25/26	130	129
Fannie Mae, Ser 2003-121, Cl FC, 5.265%, 02/25/28 (a)	414	414
Fannie Mae, Ser 2007-89, Cl FB, 5.315%, 09/25/37 (a)	792	791
First Union-Lehman Brothers-Bank of America, Ser 1998-C2, Cl A2, 6.560%, 11/18/35	851	850
Freddie Mac, Ser 1635, Cl F, 5.513%, 12/15/08 (a)	142	142
Freddie Mac, Ser 2545, Cl HN, 4.500%, 10/15/26	74	74
Freddie Mac, Ser 2630, Cl FJ, 5.378%, 06/15/18 (a)	885	886
Freddie Mac, Ser 3346, Cl FA, 5.258%, 02/15/19 (a)	1,954	1,943
Ginnie Mae, Ser 2004-54, Cl LA, 5.500%, 09/20/25	9	9
Granite Mortgages PLC, Ser 2003-1, Cl 1A3, 5.090%, 01/20/20 (a) (b)	169	169
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Impac CMB Trust, Ser 2004-7, Cl 1A1, 5.235%, 11/25/34 (a)	768	730
Permanent Master Issuer PLC, Ser 2007-1, Cl 1A, 5.008%, 01/15/08 (a)	1,700	1,700
Superannuation Members Home Loans Global Fund, Ser 3A, Cl A, 5.344%, 12/01/28 (a)	462	462
Superannuation Members Home Loans Global Fund, Ser 4A, Cl A, 5.464%, 10/09/29 (a)	577	576

Total Collateralized Mortgage Obligations (Cost $9,489)		9,469

Money Market Fund (2.8%)
STI Classic Institutional Cash Management Money Market Fund (c)	1,358,744	1,359

Total Money Market Fund (Cost $1,359)		1,359

Total Investments (d) (Cost $48,508) — 99.7%		48,381
Other assets in excess of liabilities — 0.3%		131

Net Assets — 100.0%		$48,512

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.3% of net assets as of December 31, 2007.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Collateralized Mortgage Obligations (22.3%)
Bear Stearns ALT-A Trust, Ser 2006-6, Cl 2A1
5.941%, 11/25/36 (a)(b)	2,834	2,730
Citicorp Mortgage Securities, Inc., Ser 2006-2, Cl 1A7
5.831%, 04/25/36	1,994	2,014
Fannie Mae, Ser 2007-79, Cl MA
5.500%, 12/25/28	7,958	8,065
Fannie Mae, Ser 2007-89, Cl FB
5.315%, 09/25/37 (a)	2,259	2,254
Ginnie Mae, Ser 2007-70, Cl FA
5.389%, 11/20/37 (a)	8,417	8,350
RACC, Ser 2004-SP2, Cl A1
6.015%, 01/25/17 (a)	2,529	2,550

Total Collateralized Mortgage Obligations (Cost $25,905)		25,963

U.S. Government Agency Mortgages (77.3%)
Fannie Mae (54.3%)
5.500%, 07/01/12	518	528
5.500%, 01/01/13	892	911
6.000%, 05/01/15	1,676	1,745
5.000%, 06/01/15	559	568
5.000%, 06/01/16	5,944	6,035
6.000%, 09/01/16	3,824	3,921
6.500%, 10/01/16 (c)	610	632
5.500%, 12/01/16	2,318	2,354
6.500%, 05/01/17	1,048	1,081
6.000%, 10/01/17	814	835
6.000%, 10/01/17	2,550	2,614
6.000%, 06/01/19 (c)	1,780	1,822
5.500%, 11/25/26	9,634	9,713
5.500%, 10/25/30 (c)	10,024	10,164
7.000%, 05/01/32	3,584	3,801
6.500%, 12/01/32	2,456	2,539
5.282%, 11/01/35 (a)	7,245	7,292
5.632%, 12/01/36 (a)(c)	6,396	6,463

		63,018

Freddie Mac (15.1%)
6.000%, 01/01/17	3,555	3,641
6.500%, 02/01/17	1,574	1,630
5.500%, 05/01/17	3,195	3,241
6.500%, 01/01/22	8,715	8,999

		17,511

Ginnie Mae (7.9%)
6.500%, 01/20/35	7,000	7,228
6.500%, 08/15/37	1,953	2,017

	Shares or
	Principal
	Amount ($)	Value ($)
		9,245

Total U.S. Government Agency Mortgages (Cost $88,609)		89,774

Money Market Fund (1.9%)
STI Classic U.S. Government Securities Money Market Fund (d)	2,189,204	2,189

Total Money Market Fund(Cost $2,189)		2,189

Total Investments (Cost $116,703) (e) — 101.5%		117,926
Liabilities in excess of other assets — (1.5)%		(1,788)

Net Assets — 100.0%		$116,138

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	This security was purchased on a when-issued basis.

(c)	This security or a partial position of this security was held as collateral for securities purchased on a when-issued basis as of December 31, 2007.

(d)	Affiliate investment.

(e)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (95.6%)
Maryland (92.9%)
Annapolis Public Improvement, GO, 5.000%, 04/01/08	250	251
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,072
Baltimore Convention Center, Baltimore Hotel Corp., Ser A, RB, 5.250%, 09/01/39, Callable 09/01/16 @ 100, XLCA	1,000	1,021
Baltimore Public Improvement, Ser A, GO, 4.750%, 10/15/16	1,000	1,089
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	1,064
Charles County, Public Improvement, GO, 5.000%, 03/01/16	1,000	1,105
Frederick County Educational Facilities, Mount St. Mary’s University, RB, 5.625%, 09/01/38, Callable 09/01/16 @ 100	500	501
Frederick County Educational Facilities, Mount St. Mary’s University, Ser A, RB, 4.750%, 09/01/08	175	177
Frederick County, Public Facilities, GO, 5.000%, 12/01/15	1,075	1,191
Frederick County, Public Facilities, GO, 5.000%, 12/01/16, Callable 12/01/15 @ 100	1,000	1,102
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,055
Howard County, Public Improvement, GO, 5.000%, 02/15/15	1,000	1,100

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland — continued
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	985
Maryland Community Development Administration, Department of Housing & Community Development, Ser 2001B, RB, AMT, 4.100%, 07/01/08, FHA/GNMA/HUD	285	286
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.5	1,000	1,078
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	935
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Prerefunded 06/01/13 @ 100	475	532
Maryland Health & Higher Educational Facilities Authority Loyola College, Ser B, RB, 4.150%, 10/01/26, MBIA (a)	1,000	1,000
Maryland Health & Higher Educational Facilities Authority Mercy Medical Center, Ser A, RB, 4.750%, 07/01/21, Callable 07/01/17 @ 100	500	476
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund - continued

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland — continued
Maryland Health & Higher Educational Facilities Authority Mercy Medical Center, Ser A, RB, 5.500%, 07/01/42, Callable 07/01/17 @ 100	500	479
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,015
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/18, Callable 07/01/12 @ 100	500	523
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	260
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, ETM	250	267
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	500	488
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	585
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/21, Callable 01/01/12 @ 100	480	496

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland — continued
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Callable 07/01/14 @ 100	1,000	992
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.750%, 07/01/21, Prerefunded 07/01/11 @ 100	1,225	1,329
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,075
Maryland State Economic Development Corp., Lease Revenue, Merlots, Ser D58, RB, 3.720%, 06/01/22, Callable 06/01/13 @ 100, FSA (a)	500	500
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 7/01/17 @ 100, FSA	1,000	1,076
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	1,072
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	1,000	1,085
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,078
Maryland, State & Local Facilities, Ser 2, GO, 5.000%, 08/01/14, Callable 08/01/13 @ 100	1,000	1,081
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland — continued
Maryland, State & Local Facilities, Ser 2, GO, 5.000%, 08/01/16, Callable 08/01/13 @ 100	1,000	1,078
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,072
Montgomery County Housing Opportunities Commission, Aston Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable 05/15/08 @ 102, FNMA	1,150	1,178
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	100	101
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,020	1,057
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,023
Northeast Waste Disposal Authority Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	233
St. Mary’s County, Public Improvement, GO, 5.500%, 07/01/11	665	717
Talbot County Public Facilities, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,080
Washington Suburban Sanitation District, Anticipation Notes, Ser A, GO, 3.350%, 06/01/23, LOC: Landesbank Hessen-Thueringen (a)	500	500

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland — continued
Washington Suburban Sanitation District, GO, 5.000%, 06/01/13	825	895

		38,355

Puerto Rico (2.7%)
Puerto Rico Commonwealth Public Improvement, Ser A, GO, 5.500%, 07/01/19, MBIA	1,000	1,112

Total Municipal Bonds (Cost $38,941)		39,467

Money Market Fund (2.5%)
Federated Maryland Municipal Cash Trust	1,026,251	1,026

Total Money Market Fund (Cost $1,026)		1,026

Total Investments (Cost $39,967) (b) — 98.1%		40,493
Other Assets in excess of liabilities — 1.9%		788

Net Assets — 100.0%		$41,281

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

ETM	Escrowed to Maturity

FHA	Security insured by Federal Housing Administration

FNMA	Security insured by Federal National Mortgage Association

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Ginnie Mae

GO	General Obligation

HUD	Security insured by U.S. Department of Housing and Urban Development

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (99.6%)
North Carolina (92.0%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @100, MBIA	1,250	1,299
Brunswick County Enterprise System, Ser A, RB, 5.250%, 04/01/22, Callable 04/01/14 @ 100, FSA	500	540
Buncombe County, COP, 5.250%, 10/01/17, Callable 10/01/13 @ 100, AMBAC	585	626
Charlotte North Carolina Airport, RB, 5.000%, 07/01/36, Callable 07/01/17 @ 100, AMBAC	1,000	1,035
Charlotte Transit Projects, Ser A, COP, 5.000%, 06/01/33, Callable 06/01/13 @ 100	1,920	1,942
Charlotte Water & Sewer System, RB, 5.250%, 06/01/15, Prerefunded 06/01/09 @ 101	500	520
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	1,034
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	863
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,709
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	529
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	538
Mecklenburg County North Carolina, Ser C, GO, 5.000%, 02/01/15	1,000	1,100

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	3,000	3,265
North Carolina Capital Facilities Finance Agency, Educational Facilities, Brevard College Corp., RB, 5.000%, 10/01/26, Callable 04/01/17 @ 100	1,000	944
North Carolina Capital Facilities Finance Agency, Student Housing, NCA&T University Foundation Project, Ser A, RB, 5.250%, 06/01/20, Callable 06/01/14 @ 100, Radian	500	508
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	522
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/2017 @ 100, FSA	2,000	2,072
North Carolina Medical Care Commission Retirement Facilities, RB, 6.500%, 07/01/32, Prerefunded 07/01/13 @ 101	1,000	1,163
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,342
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/18, Callable 11/01/13 @ 100	500	518
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 5.250%, 07/01/36, Guaranteed Student Loans (a)	1,000	1,000
North Carolina — continued
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/15, MBIA	1,000	1,095
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/16, MBIA	750	825
Onslow County Hospital Authority, Onsolow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	535
Pitt County North Carolina, COP, 4.750%, 04/01/27, Callable 04/01/17 @ 100, MBIA	1,000	1,011
Pitt County School Facilities Project, Ser B, COP, 5.300%, 04/01/21, Prerefunded 04/01/10 @ 101, FSA	500	528
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	3,850	3,942
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	528
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	528
University of North Carolina at Wilmington, COP, 5.000%, 06/01/31, Callable 06/01/15 @ 100, FGIC	1,295	1,326
University of North Carolina Systems Pool, Ser A, RB, 5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC	1,910	2,003
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	383

	Shares or
	Principal
	Amount ($)	Value ($)
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,044
North Carolina — continued
Wilson Combined Enterprise Systems, RB, 5.250%, 12/01/18, Callable 12/01/12 @ 100, FSA	500	536

		37,353

Puerto Rico (7.6%)
Puerto Rico Commonwealth, GO, 5.500%, 07/01/19, FSA	835	943
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	662
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	400	442
Puerto Rico Sales Tax Financing Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	1,024

		3,071

Total Municipal Bonds (Cost $40,049)		40,424

Money Market Funds (0.6%)
Federated Tax-Free Obligations Fund	78,079	78
SEI Tax Exempt Trust, Institutional Tax Free Fund	183,606	184

Total Money Market Funds (Cost $262)		262

Total Investments (Cost $40,311)(b) — 100.2%		40,686

Liabilities in excess of other assets — (0.2)%		(86)

Net Assets — 100.0%		$40,600

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FHA	Security insured by Federal Housing Administration

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

Radian	Security insured by Radian

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (95.4%)
Advertising (1.8%)
Advanstar Communications, Inc., 7.448%, 05/31/14 (a) (b)	1,990	1,811
Affinion Group, Inc., 7.480%, 10/01/12 (a) (b)	3,645	3,563
Proquest, 7.456%, 02/09/13 (a) (b)	1,912	1,835
Reader’s Digest Association, Inc. (The), 7.188%, 03/02/13 (a) (b)	1,990	1,798
Tribune Co., 8.110%, 05/17/09 (a) (b)	2,667	2,568
Valassis Communications, Inc., 1.000%, 03/02/14 (a)(b)	427	414
Valassis Communications, Inc., 6.950%, 03/02/14 (a) (b)	1,362	1,321

		13,310

Aerospace/Defense (0.6%)
AM General Corp., 8.178%, 09/30/12 (a) (b)	1,329	1,292
AM General Corp., 8.242%, 09/30/12 (a) (b)	49	48
BE Aerospace, Inc., 6.807%, 08/14/12 (a) (b)	500	497
Hawker Beechcraft, Inc., 7.169%, 04/02/14 (a) (b)	2,293	2,172
Hawker Beechcraft, Inc., 7.298%, 04/02/14 (a) (b)	195	186

		4,195

Apparel (0.6%)
Claire’s Stores, Inc., 7.948%, 05/29/14 (a) (b)	2,985	2,517
Hanesbrands, Inc., 6.779%, 09/05/13 (a) (b)	697	678
Hanesbrands, Inc., 8.815%, 03/05/14 (a) (b)	1,000	997

		4,192

Auto Parts & Equipment (1.0%)
Baker Tanks, Inc., 7.109%, 05/08/14 (a) (b)	3,234	3,121
Centaur LLC, 4.000%, 10/13/12 (a) (b)	526	505
Centaur LLC, 8.984%, 10/13/12 (a) (b)	2,474	2,375

	Shares or
	Principal
	Amount ($)	Value ($)
LKQ Corp., Inc., 7.460%, 10/25/14 (a) (b)	2,000	1,970

		7,971

Building Materials (1.3%)
Brand Services, Inc., 0.756%, 02/07/13 (a) (b)	240	217
Contech Construction Products, Inc., 7.108%, 01/31/13 (a) (b)	3,934	3,737
Landsource Communications, 7.725%, 02/26/13 (a) (b)	3,581	2,811
Landsource Communications, 9.515%, 02/26/13 (a) (b)	1,000	500
Quality Home Brands, 7.643%, 12/01/12 (a) (b)	2,854	2,526

		9,791

Chemicals (5.5%)
Celanese Holdings LLC, 6.979%, 04/02/14 (a) (b)	5,970	5,764
Columbian Chemicals Co., 6.948%, 02/11/13 (a) (b)	4,460	4,203
Columbian Chemicals Co., 6.948%, 03/16/13 (a) (b)	500	471
Compass Minerals International, Inc., 6.730%, 12/22/12 (a) (b)	2,429	2,371
Georgia Gulf Corp., 7.765%, 08/02/13 (a) (b)	1,591	1,521
Hexion Specialty Chemicals, Inc., 7.500%, 05/05/13 (a) (b)	4,056	3,919
Hexion Specialty Chemicals, Inc., 7.500%, 05/15/13 (a) (b)	879	850
Huntsman International LLC, 6.615%, 08/16/12 (a) (b)	3,473	3,403
Ineos Group Holdings PLC, 7.363%, 12/14/12 (a) (b)	1,857	1,772
Ineos Group Holdings PLC, 0.000%, 06/28/13 (a) (b) (c)	5,000	4,925
Ineos Group Holdings PLC, 7.358%, 12/14/13 (a) (b)	5,885	5,697
Ineos Group Holdings PLC, 7.858%, 12/14/14 (a) (b)	951	925
ISP Chemco, Inc., 6.849%, 05/31/14 (a) (b)	1,995	1,899
Lucite International Ltd., 7.450%, 07/03/13 (a) (b)	729	695
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Lucite International Ltd., 7.450%, 07/03/13 (a) (b)	258	246
Macdermid Holdings LLC, 7.198%, 04/11/14 (a) (b)	3,337	3,161

		41,822

Coal (0.2%)
Alpha Natural Resources, Inc., 6.593%, 10/26/12 (a) (b)	1,839	1,804

Commercial Services (12.7%)
Astoria Generating Co. LLC, 6.910%, 08/13/13 (a) (b)	1,329	1,286
Bearingpoint, Inc., 9.070%, 05/18/12 (a) (b)	2,000	1,830
Catalina Marketing Corp., 8.231%, 10/01/14 (a) (b)	3,000	2,891
Cengage Learning, 7.598%, 07/03/14 (a) (b)	12,831	12,116
Cenveo, Inc., 6.660%, 03/16/14 (a) (b)	3,287	3,135
Cenveo Corp., 6.660%, 03/16/14 (a) (b)	110	104
Cenveo, Inc., 9.345%, 06/21/14 (a) (b)	2,000	2,000
H3C Holdings Ltd., 8.141%, 09/28/12 (a) (b)	3,960	3,782
Hertz Corp., 6.895%, 12/21/12 (a) (b)	6,173	6,035
Idearc, Inc., 7.200%, 11/17/13 (a) (b)	4,000	3,752
Idearc, Inc., 7.200%, 11/09/14 (a) (b)	5,955	5,659
Live Nation, Inc., 7.950%, 06/21/13 (a) (b)	1,653	1,595
Live Nation, Inc., 7.950%, 06/21/13 (a) (b)	4,099	3,956
Merrill Corp., 7.298%, 05/15/11 (a) (b)	4,421	4,244
Merrill Corp., 11.322%, 10/01/13 (a) (b)	2,000	1,870
National Money Mart Co., 7.950%, 10/30/12 (a) (b)	1,138	1,093
National Money Mart Co., 7.950%, 10/30/12 (a) (b)	837	803
Oshkosh Truck Corp., 6.900%, 12/06/13 (a) (b)	4,938	4,728
Quintiles Transnational Corp., 7.200%, 03/21/13 (a) (b)	983	956
Quintiles Transnational Corp., 9.200%, 03/21/14 (a) (b)	2,000	1,895
QVC, Inc., 5.672%, 10/04/11 (a) (b)	10,000	9,700
Commercial Services — continued
R.H. Donnelley, Inc., 6.450%, 06/30/11 (a) (b)	2,750	2,656

	Shares or
	Principal
	Amount ($)	Value ($)
R.H. Donnelley, Inc., 6.543%, 06/30/11 (a) (b)	2,672	2,583
Rent-A-Center, Inc., 7.106%, 06/30/12 (a) (b)	2,756	2,599
Rental Service Corp., 8.750%, 11/21/13 (a) (b)	3,183	2,953
Sedgwick CMS Holdings, Inc., 7.448%, 01/31/13 (a) (b)	1,970	1,908
United Rental North America, Inc., 0.000%, 10/24/14 (c)	10,000	10,000

		96,129

Computers (2.0%)
Acxiom Corp., 6.630%, 09/15/12 (a) (b)	2,713	2,611
Dresser, Inc., 7.446%, 05/04/14 (a) (b)	2,946	2,833
Kronos, Inc., 7.448%, 06/12/14 (a) (b)	988	927
Network Solutions LLC, 7.630%, 03/07/14 (a) (b)	2,299	2,155
Reynolds & Reynolds Co., 6.843%, 10/23/12 (a) (b)	1,870	1,798
Reynolds & Reynolds Co., 10.343%, 10/23/13 (a) (b)	2,000	1,970
Sungard Data Systems, Inc., 6.898%, 02/11/13 (a) (b)	1,953	1,882
TTM Technologies, Inc., 7.223%, 10/27/12 (a) (b)	850	837

		15,013

Diversified Financial Services (4.5%)
Clarke American Corp., 7.330%, 04/01/14 (a) (b)	4,490	4,024
East Valley Tourist Development Authority, 10.640%, 08/06/14 (a) (b)	3,000	2,970
First Data Corp., 7.630%, 09/24/14 (a) (b)	998	947
First Data Corp., 7.960%, 09/24/14 (a) (b)	5,000	4,748
Diversified Financial Services — continued
Level 3 Communications, Inc., 7.493%, 03/01/14 (a) (b)	3,000	2,884
Metavante Corp., 6.660%, 11/01/14 (a) (b)	2,000	1,945
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Nuveen Investments, 7.822%, 11/02/14 (a) (b)	3,000	2,965
Peach Holdings, Inc., 8.950%, 11/21/13 (a) (b)	5,850	5,557
VNU, Inc., 7.566%, 08/09/13 (a) (b)	8,888	8,438

		34,478

Diversified Operations (1.2%)
Aramark Corp., 7.198%, 01/27/14 (a) (b)	148	141
Aramark Corp., 7.198%, 01/27/14 (a) (b)	2,073	1,970
Delphi Corp., 8.625%, 07/01/08 (a) (b)	2,000	1,992
Freeport-McMoRan Copper & Gold, Inc., 0.000%, 06/30/12 (a) (b) (c)	5,000	4,960

		9,063

Electric (3.5%)
Boston Generating LLC, 7.448%, 12/21/13 (a) (b)	1,547	1,470
Boston Generating LLC, 7.448%, 12/21/13 (a) (b)	97	92
Boston Generating LLC, 7.448%, 12/21/13 (a) (b)	345	328
Calpine Corp., 7.448%, 03/29/09 (a) (b)	2,980	2,898
Mirant North America LLC, 6.572%, 01/03/13 (a) (b)	3,184	3,037
NRG Energy, Inc., 6.848%, 02/01/13 (a) (b)	732	693
NRG Energy, Inc., 6.948%, 02/01/13 (a) (b)	1,586	1,509
NRG Energy, Inc., 0.750%, 06/08/14 (a) (b)	6,000	5,943
TXU Energy Co. LLC, 8.396%, 10/27/14 (a) (b)	10,500	10,297

		26,267

Energy (2.0%)
Covanta Energy Corp., 6.707%, 02/09/14 (a) (b)	1,933	1,837
Covanta Energy Group, 5.098%, 02/09/14 (a) (b)	960	912
Longview Power LLC, 5.008%, 02/27/14 (a) (b)	763	734
Longview Power LLC, 1.000%, 02/27/14 (a) (b)	403	388

	Shares or
	Principal
	Amount ($)	Value ($)
Longview Power LLC, 7.250%, 02/27/14 (a) (b)	1,000	961
Longview Power LLC, 7.500%, 02/27/14 (a) (b)	333	320
NE Energy, 9.438%, 10/19/11 (a) (b)	1,000	943
NE Energy, 7.430%, 10/19/13 (a) (b)	865	822
NE Energy, 7.750%, 10/19/13 (a) (b)	106	100
NSG Holdings LLC, 7.210%, 06/15/14 (a) (b)	441	426
NSG Holdings LLC, 7.210%, 06/15/14 (a) (b)	51	49
Sandridge Energy, Inc., 8.854%, 04/15/14 (a) (b)	5,000	4,925
Sandridge Energy, Inc., 8.625%, 04/15/15 (a) (b)	3,000	2,985

		15,402

Entertainment (3.0%)
Cedar Fair LP, 6.828%, 08/30/12 (a) (b)	3,950	3,733
Cinemark, Inc., 6.668%, 10/04/13 (a) (b)	3,967	3,752
Penn National Gaming, Inc., 6.900%, 10/03/12 (a) (b)	1,970	1,942
Regal Cinemas, Inc., 6.698%, 02/26/13 (a) (b)	4,933	4,664
Venetian Macao Ltd., 7.450%, 05/26/12 (a) (b)	3,000	2,864
Venetian Macao Ltd., 7.450%, 04/06/13 (a) (b)	2,000	1,907
Venetian Macao Ltd., 7.450%, 04/06/13 (a) (b)	3,263	3,112
Warner Music Group, 7.071%, 02/28/21 (a) (b)	997	956

		22,930

Environmental Control (0.7%)
Allied Waste North America, Inc., 6.586%, 01/15/12 (a) (b)	3,241	3,089
Allied Waste North America, Inc., 6.621%, 01/15/12 (a) (b)	1,948	1,859

		4,948

Food (0.5%)
Pinnacle Foods Group, Inc., 7.935%, 04/02/14 (a) (b)	2,090	1,960
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
SUPERVALU, Inc., 6.395%, 06/02/12 (a) (b)	1,975	1,929

		3,889

Forest Products & Paper (0.6%)
Georgia-Pacific Corp., 6.855%, 01/27/11 (a) (b)	4,143	4,013
Verso Paper Holdings LLC, 7.000%, 08/03/13 (a) (b)	900	859

		4,872

Health Care (10.8%)
Bausch & Lomb, Inc., 1.000%, 04/22/15 (a) (b)	300	299
Bausch & Lomb, Inc., 8.268%, 04/22/15 (a) (b)	1,200	1,194
Beverly Enterprises, Inc., 7.569%, 04/07/11 (a) (b)	3,179	3,115
Capella Healthcare, Inc., 7.343%, 11/30/12 (a) (b)	8,938	8,714
Carestream Health, Inc., 7.113%, 04/30/13 (a) (b)	4,000	3,670
Carestream Health, Inc., 10.295%, 10/30/13 (a) (b)	1,000	920
Community Health Systems, 0.500%, 07/25/14 (a) (b)	495	476
Community Health Systems, 7.331%, 07/25/14 (a) (b)	7,400	7,117
CRC Health Corp., 7.093%, 02/06/13 (a) (b)	2,948	2,859
Health Care — continued
Davita, Inc., 6.706%, 10/12/12 (a) (b)	1,421	1,366
DJ Orthopedics, Inc., 8.002%, 05/13/14 (a) (b)	3,000	2,955
Harlan Sprague Dawley, Inc., 7.790%, 07/11/14 (a) (b)	8,082	7,819
HCA, Inc., 7.198%, 11/17/12 (a) (b)	8,833	8,372
HCA, Inc., 7.448%, 11/06/13 (a) (b)	3,960	3,805
Iasis Healthcare Corp., 1.000%, 03/15/14 (a) (b)	124	117
Iasis Healthcare Corp., 6.865%, 03/15/14 (a) (b)	127	120
Iasis Healthcare Corp., 7.066%, 03/15/14 (a) (b)	1,385	1,313

	Shares or
	Principal
	Amount ($)	Value ($)
Iasis Healthcare Corp., 7.150%, 03/15/14 (a) (b)	353	334
IM US Holdings LLC, 6.852%, 06/26/14 (a) (b)	1,995	1,900
Matria Healthcare, Inc., 7.104%, 01/19/12 (a) (b)	1,077	1,040
Multiplan, Inc., 7.322%, 04/08/13 (a) (b)	2,506	2,424
Multiplan, Inc., 7.322%, 04/12/13 (a) (b)	878	849
Mylan, Inc., 0.000%, 10/02/14 (a) (b) (c)	3,000	2,967
National Mentor Holdings, Inc., 7.200%, 06/28/13 (a) (b)	1,862	1,815
National Mentor Holdings, Inc., 7.360%, 06/28/13 (a) (b)	110	107
Royalty Pharma, 7.138%, 04/16/13 (a) (b)	7,940	7,892
Sun Healthcare Group, Inc., 6.973%, 01/15/08 (a) (b)	207	199
Sun Healthcare Group, Inc., 5.129%, 04/12/14 (a) (b)	322	309
Sun Healthcare Group, Inc., 7.106%, 04/12/14 (a) (b)	1,418	1,305
Talecris Biotherapeutics, Inc., 8.384%, 12/06/13 (a) (b)	2,978	2,951
Health Care — continued
Vanguard Health Systems, Inc., 7.448%, 09/23/11 (a) (b)	3,940	3,793

		82,116

Insurance (0.1%)
Hub International, 5.903%, 06/12/15 (a) (b)	142	134
Hub International Holdings Ltd., 7.704%, 06/12/14 (a) (b)	813	768
Hub International Holdings Ltd., 1.375%, 06/12/15 (a) (b)	41	39

		941

Investment Company (0.2%)
USPF Holdings LLC, 6.964%, 04/11/14 (a) (b)	1,990	1,861

Leisure Time (1.1%)
Sabre Holdings Corp., 6.960%, 09/30/14 (a) (b)	5,652	5,129
TDS Investor Corp., 7.448%, 08/09/13 (a) (b)	2,668	2,523
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
TDS Investor Corp., 7.448%, 08/23/13 (a) (b)	995	945

		8,597

Lodging (4.1%)
Cannery Casino Resorts LLC, 2.250%, 05/18/13 (a) (b)	1,323	1,293
Cannery Casino Resorts LLC, 3.583%, 05/18/13 (a) (b)	472	462
Cannery Casino Resorts LLC, 7.199%, 05/18/13 (a) (b)	2,199	2,150
Fontainebleau Resorts LLC, 2.000%, 06/05/14 (a) (b)	1,333	1,243
Fontainebleau Resorts LLC, 8.400%, 06/05/14 (a) (b)	2,667	2,487
Isle of Capri Casinos, 0.375%, 11/25/13 (a) (b)	529	492
Isle of Capri Casinos, 6.572%, 11/25/13 (a) (b)	702	653
Isle of Capri Casinos, 6.741%, 11/25/13 (a) (b)	1,756	1,629
Kerzner International Ltd., 7.941%, 08/31/13 (a) (b)	1,300	1,188
Kerzner International Ltd., 8.133%, 08/31/13 (a) (b)	214	195
Kerzner International Ltd., 8.133%, 08/31/13 (a) (b)	2,286	2,097
Las Vegas Sands LLC, 0.750%, 05/15/13 (a) (b)	800	751
Las Vegas Sands LLC, 6.950%, 05/15/13 (a) (b)	3,184	2,987
Metro-Goldwyn-Mayer, Inc., 8.448%, 03/15/12 (a) (b)	2,965	2,741
Metro-Goldwyn-Mayer, Inc., 8.448%, 04/08/12 (a) (b)	3,275	3,030
MGM Mirage, Inc., 1.043%, 11/22/09 (a) (b)	420	397
MotorCity Casino, 6.901%, 07/26/12 (a) (b)	3,643	3,493
Seminole Indian Casinos, 6.481%, 03/05/14 (a) (b)	498	489
Seminole Indian Casinos, 6.688%, 03/05/14 (a) (b)	1,699	1,667

	Shares or
	Principal
	Amount ($)	Value ($)
Seminole Indian Casinos, 6.750%, 03/05/14 (a) (b)	1,733	1,700

		31,144

Machinery Diversified (0.4%)
NACCO Materials Handling Group, Inc., 6.823%, 02/24/13 (a) (b)	3,448	3,301

Media (13.0%)
Cablevision Systems Corp., 6.897%, 03/21/12 (a) (b)	3,444	3,251
Cablevision Systems Corp., 6.398%, 12/13/13 (a) (b)	3,948	3,716
CanWest Media, Inc., 0.000%, 07/13/14 (a) (b) (c)	711	690
Charter Communications Operating LLC, 6.990%, 04/28/14 (a) (b)	3,000	2,798
Citadel Broadcasting Corp., 6.662%, 06/12/14 (a) (b)	4,000	3,617
CW Media Holdings, Inc., 8.499%, 09/21/14 (a) (b)	1,000	992
Dex Media, Inc., 6.835%, 03/09/10 (a) (b)	3,656	3,567
Dex Media, Inc., 6.697%, 12/30/10 (a) (b)	790	770
Dex Media, Inc., 7.020%, 10/23/14 (a) (b)	3,000	2,971
Discovery Communications, 0.000%, 05/16/14 (a) (b) (c)	2,000	1,934
Entravision Communications Co. LLC, 6.730%, 03/29/13 (a) (b)	1,925	1,817
Gray Television, Inc., 6.730%, 12/31/14 (a) (b)	9,470	8,783
Insight Midwest Holdings LLC, 6.250%, 10/06/13 (a) (b)	17,500	16,767
Mediacom LLC, 6.686%, 04/15/15 (a) (b)	8,084	7,497
Next Media Operating, Inc., 6.965%, 11/04/12 (a) (b)	1,167	1,097
Next Media Operating, Inc., 7.236%, 11/04/12 (a) (b)	519	488
NV Broadcasting LLC, 8.130%, 10/26/13 (a) (b)	2,069	2,028
Parkin Broadcasting LLC, 8.130%, 11/01/13 (a) (b)	424	416
Penton Media, Inc., 9.984%, 02/01/14 (a) (b)	1,000	820
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Quebecor Media, Inc., 7.243%, 01/17/13 (a) (b)	2,948	2,866
San Juan Cable LLC, 7.181%, 10/31/12 (a) (b)	983	908
Spanish Broadcasting System, Inc., 6.950%, 06/08/12 (a) (b)	2,977	2,754
TCM Media, Inc., 8.385%, 06/30/10 (a) (b)	704	697
Telesat Holdings, Inc., 7.948%, 10/16/14 (a) (b)	1,382	1,347
Univision Communications, 1.000%, 09/16/14 (a) (b)	436	397
Univision Communications, 3.699%, 09/16/14 (a) (b)	349	318
Univision Communications, 7.210%, 09/16/14 (a) (b)	12,215	11,115
Univision Communications, 7.322%, 09/16/14 (a) (b)	5,000	4,875
Wenner Media LLC, 6.593%, 09/29/13 (a) (b)	2,843	2,736
WideOpenWest Finance LLC, 7.523%, 06/30/14 (a) (b)	5,000	4,658
Yell Group PLC, 6.822%, 08/07/13 (a) (b)	2,030	1,943

		98,633

Miscellaneous Manufacturer (3.4%)
Activant Solutions Holdings, Inc., 6.953%, 05/01/13 (a) (b)	3,726	3,577
Aearo Technologies, Inc., 7.080%, 06/01/13 (a) (b)	1,990	1,973
Bombardier, Inc., 7.701%, 06/28/13 (a) (b)	4,380	4,186
EPCO Holdings, Inc., 0.000%, 08/07/12 (a) (b) (c)	10,000	9,767
Goodyear Engineered Products, 7.460%, 07/25/14 (a) (b)	873	828
John Maneely Co., 8.434%, 12/06/13 (a) (b)	2,703	2,404
Universal City Development, 6.939%, 06/09/11 (a) (b)	1,851	1,811
Zuffa, Inc., 6.938%, 06/21/15 (a) (b)	1,990	1,652

		26,198

Oil & Gas (3.4%)
Big West Oil LLC, 1.500%, 05/02/14 (a) (b)	1,100	1,068
Big West Oil LLC, 7.448%, 05/02/14 (a) (b)	890	864

	Shares or
	Principal
	Amount ($)	Value ($)
Enterprise GP Holdings LP, 7.494%, 10/27/14 (a) (b)	11,000	10,931
EPD Holdings, 7.300%, 07/25/14 (a) (b)	125	119
Niska Gas Storage, 6.741%, 05/01/11 (a) (b)	338	325
Niska Gas Storage, 6.808%, 05/01/13 (a) (b)	207	198
Niska Gas Storage, 7.323%, 05/01/13 (a) (b)	305	292
Niska Gas Storage, 7.323%, 05/01/13 (a) (b)	1,881	1,799
Petroleum Geo-Services ASA, 6.950%, 06/29/15 (a) (b)	7,751	7,470
TPF Generation Holdings LLC, 7.198%, 12/15/11 (a) (b)	94	90
TPF Generation Holdings LLC, 7.198%, 12/15/13 (a) (b)	301	288
TPF Generation Holdings LLC, 7.198%, 12/21/13 (a) (b)	1,526	1,459
Western Refining Co., 6.569%, 04/05/14 (a) (b)	924	880

		25,783

Pipelines (3.9%)
Energy Transfer Equity LP, 6.648%, 02/08/12 (a) (b)	13,250	12,964
Kinder Morgan Energy Partners LP, 6.575%, 11/29/13 (a) (b)	1,995	1,966
Kinder Morgan Energy Partners LP, 6.261%, 05/25/19 (a) (b)	11,732	11,657
Targa Resources, Inc., 6.920%, 10/31/12 (a) (b)	2,084	2,032
Targa Resources, Inc., 7.198%, 10/31/12 (a) (b)	1,169	1,140

		29,759

Real Estate (0.9%)
CB Richard Ellis, 6.453%, 12/20/13 (a) (b)	4,875	4,619
Mattamy Group, 7.375%, 04/11/13 (a) (b)	1,970	1,842

		6,461

Retail (2.6%)
Capital Automotive LP, 6.980%, 12/16/10 (a) (b)	4,519	4,411
Gregg Appliances, Inc., 7.339%, 06/29/15 (a) (b)	995	950
Neiman Marcus Group, Inc., 7.448%, 04/06/13 (a) (b)	3,467	3,328
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Petco Animal Supplies, Inc., 7.328%, 10/26/13 (a) (b)	3,970	3,790
Rite Aid Corp., 6.800%, 06/04/14 (a) (b)	2,000	1,867
Sally Holdings LLC, 7.519%, 11/10/13 (a) (b)	2,970	2,854
Sports Authority, Inc. (The), 7.448%, 04/06/13 (a) (b)	2,955	2,726

		19,926

Telecommunication Services (9.2%)
Alltel Communications, Inc., 7.105%, 05/15/15 (a) (b)	8,978	8,647
Asurion Corp., 7.878%, 07/03/14 (a) (b)	7,500	7,219
Asurion Corp., 11.590%, 07/03/14 (a) (b)	3,000	2,905
Cequel Communications LLC, 7.214%, 10/01/13 (a) (b)	3,970	3,706
Cequel Communications LLC, 9.411%, 05/05/14 (a) (b)	1,000	920
Hawaiian Telecom Communications, Inc., 2.070%, 04/30/12 (a) (b)	2,280	2,074
Integra Telecom, Inc., 9.075%, 08/31/13 (a) (b)	2,000	1,975
Intelsat (Bermuda) Ltd., 7.206%, 02/02/14 (a) (b)	9,000	8,831
Intelsat Corp., 7.860%, 07/03/13 (a) (b)	2,206	2,162
IPC Information Systems, Inc., 7.093%, 05/31/14 (a) (b)	1,493	1,279
IPC Information Systems, Inc., 10.093%, 05/31/15 (a) (b)	2,000	1,560
MCC Iowa LLC, 6.686%, 01/05/15 (a) (b)	1,980	1,827
NG Wireless, Inc., 7.580%, 07/31/14 (a) (b)	2,000	1,890
Paetec Holding Corp., 7.322%, 02/09/13 (a) (b)	964	951
RCN Corp., 7.500%, 04/20/14 (a) (b)	2,985	2,828
Sorenson Communications, Inc., 7.313%, 08/01/13 (a) (b)	4,751	4,608
Sorenson Communications, Inc., 12.500%, 02/01/14 (a) (b)	828	832
Stratos Global Corp., 7.948%, 02/13/12 (a) (b)	1,940	1,878

	Shares or
	Principal
	Amount ($)	Value ($)
Telcordia Technologies, Inc., 1.988%, 03/08/11 (a) (b)	1,350	1,222
Telesat Holdings, Inc., 0.500%, 10/16/14 (b)	110	107
Telesat Holdings, Inc., 8.000%, 10/16/14 (a) (b)	8	8
US Telepacific Corp., 9.173%, 08/07/11 (a) (b)	1,123	1,095
Virgin Media Investment Holdings Ltd., 7.224%, 09/03/12 (a) (b)	2,714	2,602
West Corp., 7.289%, 10/23/13 (a) (b)	5,446	5,177
Wind Acquisition Holdings, 12.459%, 12/07/11 (a) (b)	1,656	1,652
Windstream Corp., 6.714%, 07/13/13 (a) (b)	1,995	1,956

		69,911

Transportation (0.4%)
Hertz Corp., 6.660%, 12/21/12 (a) (b)	990	968
Travelport, Inc., 7.448%, 08/09/13 (a) (b)	535	507
Volnay Acquisition (Compagnie Generale), 7.225%, 01/12/14 (a) (b)	1,780	1,740

		3,215

Utilities (0.2%)
Broadway General Funding, 0.000%, 04/30/14 (a) (b) (c)	1,875	1,845

Total Bank Loans (Cost $750,902)		725,767

Corporate Bonds (3.4%)
Auto Parts & Equipment (0.9%)
Goodyear Tire & Rubber Co. (The), 8.663%, 12/01/09, Callable 01/11/08 @ 100 (a)	7,075	7,128

Diversified Operations (0.7%)
Freeport-McMoRan Copper & Gold, Inc., 8.394%, 04/01/15, Callable 04/01/09 @ 102 (a)	3,000	3,045
Leucadia National Corp., 7.000%, 08/15/13	2,000	1,915

		4,960

Media (0.9%)
Clear Channel Communications, Inc., 7.650%, 09/15/10	3,000	3,081
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Clear Channel Communications, Inc., 5.500%, 12/15/16	1,000	729
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58	3,000	2,786

	Shares or
	Principal
	Amount ($)	Value ($)
Media — continued
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88 (b)	665	638

		7,234

Oil & Gas (0.4%)
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	3,000	3,031

Telecommunication Services (0.5%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19 (b)	2,000	1,850
Qwest Communications International, Inc., 8.369%, 02/15/09, Callable 02/15/08 @ 100 (a)	1,664	1,664

		3,514

Total Corporate Bonds (Cost $26,256)		25,867

Money Market Fund (8.9%)
STI Classic Institutional Cash Management Money Market Fund (d)	67,351,709	67,352

Total Money Market Fund (Cost $67,352)		67,352

Total Investments (Cost $844,510)(e)— 107.7%		818,986
Liabilities in excess of other assets — (7.7)%		(58,775)

Net Assets — 100.0%		$760,211

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 96% of net assets as of December 31, 2007.

(c)	This security has not settled as of December 31, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	Affiliate investment.

(e)	Represents cost for financial reporting purposes.
As of December 31, 2007, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commintments($)	(Depreciation)($)

Brand Services, Inc., 0.756%, 02/07/13	7,260	(690)
Calpine Corp., 7.448%, 03/29/09	5,500	(385)
Hawaiian Telecom Communications, Inc., 2.070%, 04/30/12	5,720	(916)
Lear Corp., 0.500%, 04/23/12	4,000	(226)
MGM Mirage, Inc., 1.843%, 11/22/09	2,580	(142)
Telcordia Technologies, Inc., 1.988%, 03/08/11	3,650	(347)
Umbrella Acquisition, 0.500%, 03/29/14	5,000	(606)

		(3,312)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Abitibi Consolidated, Inc.	JPMorgan	2,000	2.80	06/20/08	(47)
Abitibi Consolidated, Inc.	JPMorgan	1,500	3.45	06/20/08	(30)

					(77)

See Notes to Schedules of Portfolio Investments.

c

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (10.0%)
Commercial Services (5.4%)
Cengage Learning, Inc. 7.598%, 07/03/14 (a) (b)	8,978	8,477
United Rental North America, Inc., 0.000%, 10/24/14 (a) (c)	33,000	33,000

		41,477

Diversified Financial Services (2.9%)
Cenveo, Inc., 9.345%, 06/21/14 (a) (b)	6,000	6,000
East Valley Tourist Development Authority, 10.640%, 08/06/14 (a) (b)	11,500	11,384
First Data Corp., 7.630%, 09/24/14 (a) (b)	4,988	4,735

		22,119

Electric (0.4%)
TXU Energy Co. LLC, 8.396%, 10/27/14 (a) (b)	3,000	2,942

		2,942

Oil & Gas (0.3%)
Enterprise GP Holdings L.P., 7.494%, 10/27/14 (a) (b)	2,500	2,485

Telecommunication Services (1.0%)
Asurion Corp., 7.877%, 07/03/14 (a) (b)	6,500	6,256
Sorenson Communications, Inc., 7.313%, 08/01/13 (a) (b)	1,897	1,840

		8,096

Total Bank Loans (Cost $77,844)		77,119

Corporate Bonds (84.7%)
Advertising (2.3%)
R.H. Donnelley Corp., 6.875%, 01/15/13	450	403
R.H. Donnelley Corp., 6.875%, 01/15/13, Callable 01/15/09 @ 103.44	2,475	2,215

	Shares or
	Principal
	Amount ($)	Value ($)
R.H. Donnelley Corp., 8.875%, 01/15/16, Callable 01/15/11 @ 104.44	5,395	5,044
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44 (b)(d)	6,530	6,040
Valassis Communications, Inc., 8.250%, 03/01/15, Callable 03/01/11 @ 104.13 (d)	4,640	4,136

		17,838

Aerospace/Defense (0.7%)
Hawker Beechcraft Acquisition Co., 8.875%, 04/01/15, Callable 04/01/11 @ 104.44 (b)	800	792
Hawker Beechcraft Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25 (b)	2,010	2,010
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	2,380	2,416

		5,218

Apparel (0.8%)
Hanesbrands, Inc., 8.204%, 12/15/14, Callable 12/15/08 @ 102 (a)	1,810	1,792
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	2,075	2,070
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44 (d)	2,450	2,370

		6,232

Auto Manufacturers (1.8%)
General Motors Corp., 8.375%, 07/15/33 (d)	16,045	12,916
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06 (b)	1,305	1,292

		14,208

Auto Parts & Equipment (0.7%)
Goodyear Tire & Rubber Co. (The), 8.663%, 12/01/09, Callable 01/11/08 @ 100 (a)	3,680	3,708
Goodyear Tire & Rubber Co. (The), 8.625%, 12/01/11, Callable 12/01/09 @ 104.31	631	658
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15, Callable 07/01/10 @ 104.5 (d)	938	994

		5,360

Beverages (0.5%)
Constellation Brands, Inc., 8.375%, 12/15/14	4,135	4,145

Chemicals (1.9%)
Huntsman International LLC, 11.625%, 10/15/10, Callable 01/14/08 @ 105.81	3,785	4,012
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (b)(d)	7,000	6,230
Mosaic Co., 7.375%, 12/01/14, Callable 12/01/10 @ 103.69 (b)	990	1,059
Mosaic Co., 7.625%, 12/01/16, Callable 12/01/11 @ 103.81 (b)	800	864
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50 (b)	2,310	2,299

		14,464

Commercial Services (4.0%)
Aramark Services, Inc., 8.411%, 02/01/15, Callable 02/01/09 @ 102 (a)	1,485	1,448
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25	3,230	3,270
Corrections Corp. of America, 7.500%, 05/01/11, Callable 05/01/08 @ 101.88	5,250	5,316
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	1,785	1,776
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	465	472
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25 (d)	4,255	4,404
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @ 104.88	3,480	2,967
Service Corp. International, 6.750%, 04/01/15	50	49
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/08 @ 103.25	6,540	5,935

	Shares or
	Principal
	Amount ($)	Value ($)
United Rentals N.A., Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88	5,460	4,750

		30,387

Diversified Financial Services (7.5%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (b)	2,055	1,829
First Data Corp., 9.875%, 09/24/15, Callable 09/30/11 @ 104.94 (b)(d)	1,485	1,381
Ford Motor Credit Corp., 6.625%, 06/16/08	3,000	2,956
Ford Motor Credit Corp., 5.800%, 01/12/09	4,760	4,518
Ford Motor Credit Corp., 7.993%, 01/13/12 (a)	3,730	3,133
Galaxy Entertainment Finance Co., Ltd., 9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (b)	250	264
Galaxy Entertainment Finance Co., Ltd., 9.829%, 12/15/10, Callable 12/15/08 @ 101.50 (a) (b)	2,630	2,689
GMAC LLC, 6.875%, 09/15/11	2,580	2,207
GMAC LLC, 6.625%, 05/15/12	1,800	1,496
GMAC LLC, 6.750%, 12/01/14 (d)	4,215	3,400
GMAC LLC, 8.000%, 11/01/31	1,770	1,485
Hexion US Finance Corp., 9.369%, 11/15/14, Callable 11/15/08 @ 102 (a)	1,550	1,581
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	6,570	7,096
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	17,185	15,767
NSG Holdings LLC, 7.750%, 12/15/25 (b)	5,885	5,900
Snoqualmie Enterprise Authority, 9.062%, 02/01/14, Callable 02/01/09 @ 103 (a) (b)	1,545	1,460

		57,162

Diversified Minerals (3.1%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56 (b)	2,600	2,561
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
FMG Finance Property Ltd., 10.000%, 09/01/13 (b)	12,985	14,219
FMG Finance Property Ltd., 10.625%, 09/01/16 (b)	5,145	5,891
Ryerson, Inc., 12.574%, 11/01/14, Callable 11/01/09 @ 106 (a) (b)	595	571
Ryerson, Inc., 12.000%, 11/01/15, Callable 11/01/11 @ 106 (b)	470	464

		23,706

Diversified Operations (3.4%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	5,890	6,243
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	8,545	9,165
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,810
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	4,745	4,389
SPX Corp., 7.625%, 12/15/14 (b)	4,245	4,330

		25,937

Electric (12.6%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/08 @ 104.375 (b)	1	1
AES Corp. (The), 7.750%, 10/15/15 (b)	3,155	3,202
AES Corp. (The), 8.000%, 10/15/17 (b)	9,530	9,743
Aquila, Inc., 9.950%, 02/01/11	4,740	5,100
Aquila, Inc., 12.073%, 07/01/12	4,200	5,271
Baldor Electic Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31 (d)	1,470	1,514
Edison Mission Energy, 7.500%, 06/15/13	265	272
Elwood Energy LLC, 8.159%, 07/05/26	4,215	4,214
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44 (b)	7,260	7,296
General Cable Corp., 7.606%, 04/01/15, Callable 04/01/09 @ 102 (a)	2,720	2,584
Homer City Funding LLC, 8.137%, 10/01/19	1,369	1,451

	Shares or
	Principal
	Amount ($)	Value ($)
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13	1,565	1,620
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50 (b)	3,550	3,736
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	2,304	2,338
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	4,235	4,521
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	5,814	6,440
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69 (d)	4,655	4,667
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	11,235	10,954
NRG Energy, Inc., 7.375%, 01/15/17, Callable 11/15/11 @ 100	4,375	4,266
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	1,855	1,860
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	2,900	3,132
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	8,670	8,583
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	3,925	3,886

		96,651

Electronics (0.3%)
Flextronics International Ltd., 6.500%, 05/15/13	2,625	2,546

Entertainment (1.9%)
Mashantucket Pequot Tribe, 8.500%, 11/15/15, Callable 11/15/11 @ 104.25 (b)(d)	6,025	6,055
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19 (b)	2,085	2,241
Seneca Gaming Corp., Ser B, 7.250%, 05/01/12, Callable 05/01/08 @ 103.63	821	827
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69 (b)	3,110	3,017
WMG Acquisition Corp., 7.375%, 04/15/14, Callable 04/15/09 @ 103.688	1,632	1,257
WMG Holdings Corp., 10.148%, 12/15/14, Callable 12/15/09 @ 104.75 (e)	2,063	1,320

		14,717

Food (1.9%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/07 @ 104.31	5,627	5,669
Smithfield Foods, Inc., 7.750%, 07/01/17	4,235	4,098
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	1,870	1,889
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	2,790	2,692

		14,348

Forest Products & Paper (0.6%)
Abitibi-Consolidated, Inc., 6.950%, 04/01/08 (d)	1,000	981
New Page Holiding Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106 (b)	790	794
Verso Paper Holdings LLC, Series B, 8.661%, 08/01/14, Callable 08/01/08 @ 102 (a)	3,105	3,027

		4,802

Health Care (4.8%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44 (d)	7,095	7,228
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56 (d)	11,930	12,407
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	7,635	8,017
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81	1,430	1,512
Health Management Associates, Inc., 6.125%, 04/15/16	3,235	2,804
Universal Hospital Services, Inc., 8.287%, 06/01/15, Callable 06/01/09 @ 102 (a)	780	780

	Shares or
	Principal
	Amount ($)	Value ($)
Universal Hospital Services, Inc. PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	4,055	4,096

		36,844

Insurance (1.5%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27	4,142	3,949
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	4,425	4,342
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88 (d)	3,075	3,013

		11,304

Lodging (1.9%)
Boyd Gaming Corp., 7.750%, 12/15/12, Callable 12/15/07 @ 103.88 (d)	3,560	3,605
Caesars Entertainment, Inc., 7.875%, 03/15/10	1,055	992
Harrahs Operating Co., Inc., 5.375%, 12/15/13	2,615	1,987
MGM Mirage, Inc., 8.500%, 09/15/10	905	939
MGM Mirage, Inc., 6.625%, 07/15/15 (d)	3,555	3,333
MGM Mirage, Inc., 7.500%, 06/01/16	755	747
San Pasqual Casino, 8.000%, 09/15/13, Callable 09/15/09 @ 104 (b)	2,865	2,822

		14,425

Machinery Diversified (0.4%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,767

Media (7.4%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13 (b)	975	976
Charter Communications LLC, 8.000%, 04/30/12 (b)	985	951
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19 (b)	835	808
Clear Channel Communications, Inc., 7.650%, 09/15/10	1,800	1,849
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Clear Channel Communications, Inc., 4.400%, 05/15/11	1,455	1,254
Clear Channel Communications, Inc., 5.500%, 09/15/14	3,200	2,439
Dex Media, Inc., 8.000%, 11/15/13, Callable 11/15/08 @ 104	360	338
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 03/15/08 @ 104.19	9,900	10,296
EchoStar DBS Corp., 7.125%, 02/01/16	6,120	6,242
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	6,335	6,652
LIN Television Corp., 6.500%, 05/15/13, Callable 05/15/12 @ 103.25	1,100	1,035
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 05/15/08 @ 103.25	2,305	2,170
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58 (d)	2,545	2,364
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	9,110	8,074
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	4,700	4,512
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88 (b)	3,005	2,885
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,759
Univision Communication, Inc., 7.850%, 07/15/11	2,285	2,276

		56,880

Miscellaneous Manufacturer (0.6%)
American Railcar Industries, 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,658
Bombardier, Inc., 6.300%, 05/01/14 (b)	1,340	1,310

	Shares or
	Principal
	Amount ($)	Value ($)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104 (b)	1,900	1,986

		4,954

Oil & Gas (8.0%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	6,225	6,303
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	1,510	1,525
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56	1,995	1,960
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	4,415	4,106
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13 (b)	12,770	12,754
Key Energy Services, Inc., 8.375%, 12/01/14, Callable 12/01/11 @ 104.19 (b)	1,195	1,222
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,415	2,297
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13 (b)	7,615	7,444
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13 (b)(d)	8,585	8,499
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	4,145	4,362
Sabine Pass LNG LP, 7.250%, 11/30/13	2,895	2,765
Sabine Pass LNG LP, 7.500%, 11/30/16	4,540	4,336
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	2,705	2,732
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Western Oil Sands, Inc., 8.375%, 05/01/12	1,064	1,187

		61,492

Packaging & Containers (0.8%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75 (d)	3,200	3,160
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/08 @ 103.38	3,000	2,910

		6,070

Pipelines (1.0%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,101
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,130	1,057
Markwest Energy Partners LP, Ser B, 8.500%, 07/15/16, Callable 07/15/11 @ 104.25	3,295	3,311
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25 (b)	845	815
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	367

		7,651

Real Estate (0.8%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	1,275	1,235
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	2,070	1,946
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56 (b)	3,185	2,994

		6,175

REITS (0.4%)
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/08 @ 103.56	995	1,003

	Shares or
	Principal
	Amount ($)	Value ($)
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.5	2,268	2,245

		3,248

Retail (0.6%)
Asbury Automotive Group, Inc., 7.625%, 03/15/17, Callable 3/15/12 @ 103.81	995	881
Gamestop Corp., 8.000%, 10/01/12, Callable 10/01/09 @ 104	2,025	2,108
Rite Aid Corp., 8.125%, 05/01/10, Callable 05/01/08 @ 102.03	1,270	1,245

		4,234

Semiconductors (1.9%)
Amkor Technologies, Inc., 7.125%, 03/15/11	2,275	2,167
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63 (d)	5,295	5,308
Avago Technologies Finance Ltd., 10.624%, 06/01/13, Callable 12/01/07 @ 102 (a) (d)	422	428
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	2,185	1,950
Freescale Semiconductor, 10.125%, 12/15/16, Callable 12/15/11 @ 105.06 (d)	6,055	4,995

		14,848

Telecommunication Services (9.9%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19 (b)	7,295	6,748
Citizens Communications Co., 9.000%, 08/15/31	2,185	2,179
GCI, Inc., 7.250%, 02/15/14, Callable 02/15/09 @ 103.62	3,460	3,135
Inmarsat Finance II PLC, 9.632%, 11/15/12, Callable 11/15/08 @ 105.19 (e)	4,980	4,837
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 03/01/08 @ 103.81	2,679	2,759
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	12,235	12,296
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.44 (b)(d)	2,995	3,070
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	4,564	4,530
Qwest Communications International, Inc., 8.369%, 02/15/09, Callable 02/15/08 @ 100 (a) (d)	1,139	1,139
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	8,275	8,275
Qwest Corp., 8.241%, 06/15/13 (a)	1,500	1,530
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,273
Telcordia Technologies, Inc., 8.992%, 07/15/12, Callable 07/15/08 @ 102 (a) (b)	12,145	10,839
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,724
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38 (b)	2,175	2,371
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31 (d)	6,115	6,421
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50 (b)	2,015	1,995

		76,121

Transportation (0.6%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (b)	1,870	1,879
CHC Helicopter Corp., 7.375%, 05/01/14, Callable 05/01/09 @ 103.69	2,997	2,832

		4,711

Total Corporate Bonds (Cost $669,118)		649,445

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills (0.1%)
2.316%, 01/24/08 (f)	400	399
U.S. Treasury Notes (0.1%)
3.125%, 10/15/08	800	799

Total U.S. Treasury Obligations (Cost $1,199)		1,198

Short-Term Investment (8.4%)
Credit Suisse Enhanced Liquidity Fund (g)	64,602,933	64,603

Total Short-Term Investments (Cost $64,603)		64,603

Money Market Fund (7.6%)
STI Classic Institutional Cash Management Money Market Fund (h)	58,134,032	58,134

Total Money Market Fund (Cost $58,134)		58,134

Total Investments (Cost $870,898) (i) — 111.0%		850,499
Liabilities in excess of other assets — (11.0)%		(84,093)

Net Assets — 100.0%		$766,406

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 30.8% of net assets as of December 31, 2007.

(c)	This security has not settled as of December 31, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $61,276.

(e)	Step bond.

(f)	Rate represents the effective yield at purchase.

(g)	This security was purchased with cash collateral held from securities lending.

(h)	Affiliate investment.

(i)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
As of December 31, 2007, the fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	(Depreciation)($)

Umbrella Acquisition, 0.500%, 03/29/14	5,000	(606)
Calpine Corp., 0.500%, 03/29/09	5,000	(350)

		(956)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Abitibi Consolidated, Inc.	JPMorgan	8,000	2.80	06/20/08	(186)
Abitibi Consolidated, Inc.	JPMorgan	8,500	3.45	06/20/08	(173)

					(359)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Commercial Paper (2.6%)
Diversified Financial Services (2.6%)
ING US Funding, 4.507%, 01/02/08 (a)	5,000	4,999
Lehman Brothers Holdings, Inc., 4.201%, 01/02/08 (a)	5,000	4,998

Total Commercial Paper (Cost $9,999)		9,997

Asset-Backed Securities (3.0%)
Automobile ABS (3.0%)
Capital Auto Receivables Asset Trust, Ser 2006-1, Cl A3, 5.030%, 10/15/09	2,457	2,459
Capital One Prime Auto Receivable Trust, Ser 2006-1 Cl A3, 4.990%, 09/15/10	2,607	2,611
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	1,634	1,635
USAA Auto Owner Trust, Ser 2006-4 Cl A3, 5.010%, 06/15/11	5,000	5,021

		11,726

Total Asset-Backed Securities (Cost $11,693)		11,726

Collateralized Mortgage Obligations (25.3%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.588%, 05/25/35 (b)	1,640	1,632
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.965%, 08/25/35 (b)	3,945	3,948
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	1,425	1,406
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,285
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.953%, 03/25/36 (b)	3,716	3,704
Bear Stearns Commercial Mortgage Securities, Ser 2004-ESA, Cl C, 4.937%, 05/14/16 (c)	3,000	3,040

	Shares or
	Principal
	Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	1,395	1,392
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	4,670	4,641
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	4,745	4,704
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	3,500	3,497
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35 (b)	2,502	2,493
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.406%, 09/25/35 (b)	2,200	2,184
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	2,130	2,117
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,810	4,750
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	3,200	3,205
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 6.006%, 03/25/37 (b)	3,044	3,046
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,395	3,367
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	1,837	1,844
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,440
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.979%, 11/25/36 (b)	4,324	4,373
Morgan Stanley Capital I, Ser 1998-XL2, Cl A2, 6.170%, 10/03/34	5,303	5,342
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	974	972
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	2,544	2,534
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	3,823	3,762
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.026%, 08/25/22 (b)	3,553	3,533
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1 Cl A2, 5.681%, 04/15/34	476	476
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	4,070	4,024
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.541%, 09/25/34 (b)	3,420	3,387
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.432%, 11/25/36	4,427	4,422
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36 (b)	3,806	3,778
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.240%, 04/25/36 (b)	4,394	4,381

Total Collateralized Mortgage Obligations (Cost $97,993)		98,679

Corporate Bonds (18.4%)
Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,250	1,253

Banks (1.5%)
JPMorgan Chase & Co., 7.000%, 11/15/09	2,540	2,647

	Shares or
	Principal
	Amount ($)	Value ($)
Banks — continued
Wachovia Corp., 6.375%, 02/01/09	3,300	3,325

		5,972

Beverages (0.8%)
Diageo Capital PLC, 3.375%, 03/20/08	3,225	3,219

Commercial Services (0.3%)
ERAC USA Finance Co., 7.350%, 06/15/08 (c)	1,125	1,135

Diversified Financial Services (8.3%)
Boeing Capital Corp., 4.750%, 08/25/08	2,437	2,445
Caterpillar Financial Services Corp., 4.150%, 01/15/10	1,715	1,712
CIT Group, Inc., 7.625%, 11/30/12	750	760
Citigroup, Inc., 6.200%, 03/15/09	3,225	3,269
General Electric Capital Corp., Ser A, 4.125%, 09/01/09, MTN	2,125	2,120
HSBC Finance Corp., 4.125%, 11/16/09	2,720	2,689
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,504
International Lease Finance Corp., 5.750%, 06/15/11	3,250	3,291
John Deere Capital Corp., Ser D, 4.875%, 03/16/09, MTN	2,806	2,812
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN	2,455	2,412
Lehman Brothers Holdings, Inc., Ser I, 6.000%, 07/19/12, MTN	1,205	1,227
Merrill Lynch & Co., Inc., 4.831%, 10/27/08	2,060	2,056
Morgan Stanley, 4.000%, 01/15/10	3,500	3,442
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Wells Fargo & Co., 4.200%, 01/15/10	1,725	1,714

		32,453

Energy (0.5%)
MidAmerican Energy Holdings Co., 3.500%, 05/15/08	2,000	1,987

Health Care (0.7%)
Abbott Laboratories, 5.150%, 11/30/12	2,545	2,601

Media (1.6%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,750	1,829
Cox Communications, Inc., 7.750%, 11/01/10	1,705	1,819
News America, Inc., 6.625%, 01/09/08 (d)	1,810	1,810
Time Warner Entertainment Co., 7.250%, 09/01/08	810	821

		6,279

Miscellaneous Manufacturer (1.5%)
Avon Products, Inc., 7.150%, 11/15/09	2,195	2,317
Honeywell International, Inc., 7.500%, 03/01/10	3,165	3,369

		5,686

Oil & Gas (0.6%)
Anadarko Petroleum Corp., 3.250%, 05/01/08	1,470	1,460
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	739

		2,199

Pipelines (0.6%)
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,507
ONEOK Partners LP, 7.100%, 03/15/11	886	938

		2,445

Retail (0.8%)
Wal-Mart Stores, Inc., 6.875%, 08/10/09	3,080	3,219

Telecommunication Services (0.6%)
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	1,450	1,464

	Shares or
	Principal
	Amount ($)	Value ($)
Telecommunication Services — continued
SBC Communications, Inc., 4.125%, 09/15/09	790	785

		2,249

Transportation (0.3%)
Union Pacific Corp., 6.650%, 01/15/11	1,215	1,263

Total Corporate Bonds (Cost $71,413)		71,960

Master Notes (1.8%)
Banks (1.8%)
Bank of America Corp., 4.560% (b)(h)	7,001	7,000

Total Master Notes (Cost $7,000)		7,000

U.S. Government Agencies (5.7%)
Fannie Mae (1.6%)
5.200%, 11/20/09, Callable 05/20/08 @ 100	4,000	4,012
5.080%, 05/14/10, Callable 05/14/09 @ 100	2,275	2,310

		6,322

Federal Home Loan Bank (1.7%)
5.000%, 10/16/09, Callable 10/16/08 @ 100(d)	4,000	4,024
5.000%, 03/12/10	2,375	2,446

		6,470

Freddie Mac (2.4%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	5,375	5,424
5.400%, 02/02/12, Callable 02/02/09 @ 100	3,850	3,906

		9,330

Total U.S. Government Agencies (Cost $21,847)		22,122

U.S. Government Agency Mortgages (21.3%)
Fannie Mae (14.1%)
6.630%, 07/01/09	1,605	1,626
6.850%, 08/01/09	3,977	4,069
6.955%, 10/01/10(b)	2,965	3,127
7.010%, 11/01/10	3,004	3,176
5.620%, 02/01/12	3,995	4,152
4.628%, 08/01/13	5,252	5,248
4.000%, 12/01/14	2,837	2,810
4.500%, 07/01/15	3,017	3,025
4.500%, 01/25/25	4,741	4,713
5.000%, 11/25/26	1,537	1,536
6.000%, 12/25/30	2,610	2,669
7.098%, 09/01/33(b)	509	518
7.070%, 10/01/33(b)	768	783
6.000%, 01/01/34	5,000	5,077
4.337%, 03/01/34(b)	1,692	1,750
4.673%, 05/01/35(b)	5,015	4,994
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Fannie Mae — continued
5.354%, 06/01/36 (b)	5,779	5,828

		55,101

Freddie Mac (6.0%)
4.000%, 07/01/08	1,315	1,308
3.750%, 12/15/11	1,405	1,385
5.684%, 01/25/12 (b)	2,250	2,295
5.875%, 05/15/16 (b)	3,060	3,102
4.500%, 08/15/19	89	89
5.000%, 12/15/20	713	713
4.500%, 10/15/28	2,671	2,650
4.280%, 03/01/34 (b)	1,648	1,679
4.911%, 04/01/34 (b)	1,155	1,167
6.248%, 09/01/36 (b)	3,249	3,304
5.512%, 04/01/37 (b)	5,376	5,406

		23,098

Ginnie Mae (1.2%)
6.007%, 02/16/24 (b)	437	443
3.701%, 05/16/25	4,471	4,399

		4,842

Total U.S. Government Agency Mortgages (Cost $82,331)		83,041

U.S. Treasury Obligations (20.3%)
U.S. Treasury Notes (20.3%)
4.500%, 02/15/09 (d)	16,180	16,424
3.500%, 08/15/09 (d)	8,296	8,351
3.500%, 02/15/10 (d)	8,935	9,013
4.750%, 02/15/10	1,110	1,149
4.125%, 08/15/10 (d)	8,410	8,634
4.500%, 09/30/11	11,000	11,476
4.750%, 01/31/12 (d)	22,950	24,191

Total U.S. Treasury Obligations (Cost $78,330)		79,237

Short-Term Investment (15.4%)
Credit Suisse Enhanced Liquidity Fund (e)	59,972,469	59,972

Total Short-Term Investment (Cost $59,972)		59,972

Money Market Fund (2.7%)
STI Classic Institutional Cash Management Money Market Fund (f)	10,423,174	10,423

Total Money Market (Cost $10,423)		10,423

Total Investments (Cost $451,001) (g) — 116.5%		454,157

Liabilities in excess of other assets — (16.5)%		(64,173)

Net Assets — 100.0%		$389,984

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.1% of net assets as of December 31, 2007.

(d)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $57,982.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

(h)	Perpetual Maturity

MTN	Medium Term Note

REIT	Real Estate Investment Trust
Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 5YR Note	Long	23	03/08	21	1
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate(%)	Date	Value ($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	8,500	0.95	09/20/12	(2)
Merrill Lynch & Co., Inc	Barclays Bank PLC	(5,000)	1.06	09/20/17	74

					72

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (99.6%)
U.S. Treasury Notes (3.2%)
3.750%, 05/15/08 (a)	2,250	2,253
4.375%, 11/15/08 (a)	23,000	23,182
4.875%, 08/15/09	27,000	27,746
4.125%, 08/15/10 (a)	9,000	9,240
4.500%, 11/15/10 (a)	2,500	2,599
4.625%, 02/29/12 (a)	5,500	5,772

Total U.S. Treasury Obligations (Cost $69,251)		70,792

Short-Term Investments (45.6%)
Credit Suisse Enhanced Liquidity Fund (b)	32,423,375	32,423

Total Short-Term Investments (Cost $32,423)		32,423

Money Market Fund (0.1%)
Federated U.S. Treasury Cash Reserve Fund	39,414	39

Total Money Market Fund (Cost $39)		39

Total Investments (Cost $101,713) (c) — 145.3%		103,254
Liabilities in excess of other assets — (45.3)%		(32,180)

Net Assets — 100.0%		$71,074

(a)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $31,592.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.7%)
Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 8.884%, 12/22/20 (a) (b)(c)	280	202
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20 (a) (b)(c)	500	495

Total Asset-Backed Securities (Cost $698)		697

Bank Loans (6.3%)
Commercial Services (3.0%)
Cengage Learning, 7.598%, 07/03/14 (a) (b)	1,052	993
United Rental North America, Inc., 7.75%, 10/24/14 (a) (d)	2,000	2,000

		2,993

Diversified Financial Services (2.1%)
Cenveo, Inc., 9.345%, 06/21/14 (a) (b)	425	425
Clarke American Corp., 7.330%, 04/01/14 (a) (b)	637	571
East Valley Tourist Development Authority, 10.640%, 08/06/14 (a) (b)	1,100	1,089

		2,085

Telecommunication Services (1.2%)
Asurion Corp., 7.877%, 07/03/14 (a) (b)	430	414
Wind Acquisition Holdings, 12.459%, 12/07/11 (a) (b)	828	826

		1,240

Total Bank Loans (Cost $6,378)		6,318

Commercial Paper (1.0%)
Diversified Financial Services (1.0%)
UPS of America, 0.000%, 02/28/08 (b)	1,000	994

Total Commercial Paper (Cost $993)		994

Collateralized Mortgage Obligations (7.2%)
Diversified Financial Services (7.2%)
Banc of America Commercial Mortgage, Inc., Ser 2005-6 Cl A4, 5.353%, 09/10/47 (a)	3,000	2,987

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.109%, 07/10/38 (a)	4,000	4,180

Total Collateralized Mortgage Obligations (Cost $6,844)		7,167

Corporate Bonds (38.0%)
Advertising (1.6%)
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	480	471
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44 (b)	985	911
Valassis Communications, Inc., 8.250%, 03/01/15, Callable 03/01/11 @ 104.13	295	263

		1,645

Aerospace/Defense (0.2%)
Hawker Beechcraft Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25 (b)	150	150

Apparel (1.7%)
Hanesbrands, Inc., 8.204%, 12/15/14, Callable 12/15/08 @ 102 (a)	230	228
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44	1,500	1,450

		1,678

Auto Manufacturers (1.0%)
General Motors Corp., 8.375%, 07/15/33 (e)	1,155	930
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Auto Manufacturers — continued
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06 (b)	90	89

		1,019

Beverages (0.3%)
Constellation Brands, Inc., 8.375%, 12/15/14	250	251

Chemicals (0.6%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (b)(e)	670	596

Commercial Services (2.6%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	588
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	80	80
Deluxe Corp., Serie B, 5.125%, 10/01/14	175	148
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25 (e)	315	326
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/08 @ 103.25	145	132
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88	900	783
Visant Holdings Corp., 8.750%, 12/01/13, Callable 12/01/08 @ 106.563	490	492

		2,549

Diversified Financial Services (4.3%)
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (b)	160	142
Ford Motor Credit Co., 8.625%, 11/01/10	1,275	1,183
Galaxy Entertainment Financial, 9.829%, 12/15/10, Callable 12/15/08 @ 101.50 (a) (b)	150	153
GMAC LLC, 6.625%, 05/15/12	230	191
GMAC LLC, 6.750%, 12/01/14	75	61
GMAC LLC, 8.000%, 11/01/31	155	130
Hexion US Finance Corp., 9.369%, 11/15/14, Callable 11/15/08 @ 102 (a)	75	77

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	400	432
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	1,070	982
Nielsen Finance LLC, 10.000%, 08/01/14, Callable 08/01/10 @ 105	420	429
NSG Holdings LLC, 7.750%, 12/15/25 (b)	450	451
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56 (b)	40	39

		4,270

Diversified Minerals (0.6%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56 (b)	125	123
FMG Finance Property Ltd., 10.625%, 09/01/16 (b)	400	458

		581

Diversified Operations (0.5%)
Freeport-McMoRan Copper & Gold, Inc., 8.394%, 04/01/15, Callable 04/01/09 @ 102 (a)	255	259
SPX Corp., 7.625%, 12/15/14 (b)	260	265

		524

Electric (4.9%)
AES Corp. (The), 7.750%, 10/15/15 (b)	115	117
AES Corp. (The), 8.000%, 10/15/17 (b)	635	649
Aquila, Inc., 12.073%, 07/01/12	1,040	1,306
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44 (b)	400	402
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50 (b)	200	210
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	565	566
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	870	872
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)

Electric — continued
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	105	104
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	625	619

		4,845

Entertainment (0.6%)
Mashantucket Pequot Tribe, 8.500%, 11/15/15, Callable 11/15/11 @ 104.25 (b)	370	372
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19 (b)	90	97
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69 (b)	100	97

		566

Food (0.3%)
Smithfield Foods, Inc., 7.750%, 07/01/17	345	334

Forest Products & Paper (0.4%)
New Page Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106.00 (b)	45	45
New Page Holding Corp., 11.818%, 11/01/13, Callable 2/4/08 @ 102.00 (a)	350	336

		381

Health Care (3.6%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	1,205	1,227
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	45	47
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81	1,280	1,353
Universal Hospital Services, Inc., 8.287%, 06/01/15, Callable 06/01/09 @ 102.00 (a)	870	870

	Shares or
	Principal
	Amount ($)	Value ($)
Health Care — continued
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	125	126

		3,623

Insurance (0.2%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	210	206

Machinery Diversified (1.3%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,281

Media (2.7%)
Clear Channel Communications, Inc., 7.650%, 09/15/10	100	103
Clear Channel Communications, Inc., 5.500%, 09/15/14	175	133
EchoStar DBS Corp., 7.125%, 02/01/16	395	403
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	725	761
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,015	900
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	195	187
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88 (b)	210	202

		2,689

Miscellaneous Manufacturer (0.2%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	181	191

Oil & Gas (3.0%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	51
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	76
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Oil & Gas — continued
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13 (b)	870	869
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63 (b)	80	80
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	115	109
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13 (b)	530	518
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	1,300	1,312

		3,015

Packaging & Containers (0.8%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75	810	800

Pipelines (1.7%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	125	126
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25 (b)	1,605	1,548

		1,674

Real Estate (0.4%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	35	34
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56 (b)	395	371
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	20	19

		424

Semiconductors (0.6%)
Amkor Technologies, Inc., 7.125%, 03/15/11	135	129
Semiconductors — continued
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63 (e)	140	140
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	120	107
Freescale Semiconductor, 10.125%, 12/15/16, Callable 12/15/11 @ 105.06 (e)	320	264

		640

Telecommunication Services (3.6%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19 (b)	445	411
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @ 104.13	190	191
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438 (b)	225	231
PanAmSat Corp., 9.000%, 06/15/16, Callable 06/15/11 @ 104.50	550	554
Telcordia Technologies, Inc., 8.992%, 07/15/12, Callable 07/15/08 @ 102 (a) (b)	795	709
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50 (e)	1,345	1,335
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38 (b)	75	82
Telecommunication Services — continued
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50 (b)	120	119

		3,632

Transportation (0.3%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (b)	335	337

Total Corporate Bonds (Cost $38,821)		37,901

Foreign Government Bonds (13.2%)
Argentina (1.0%)
Republic of Argentina, 8.280%, 12/31/33	998	959

Brazil (2.5%)
Republic of Brazil, 6.000%, 01/17/17	760	772
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Republic of Brazil, 7.125%, 01/20/37 (e)	1,545	1,746

		2,518

Colombia (0.3%)
Republic of Columbia, 7.375%, 09/18/37	235	261

Japan (8.6%)
Japan Government, 0.900%, 07/15/08 (i)	594,000	5,325
Japan Government, 1.500%, 09/20/15 (i)	362,000	3,296

		8,621

Mexico (0.8%)
United Mexican States, 6.750%, 09/27/34	755	834

Total Foreign Government Bonds (Cost $13,087)		13,193

Mutual Fund (1.0%)
STI Classic Limited Duration Fund (f)	102,841	1,025

Total Mutual Fund (Cost $1,027)		1,025

U.S. Treasury Obligations (21.8%)
U.S. Treasury Bond (4.6%)
4.750%, 02/15/37 (e)	4,390	4,594

U.S. Treasury Notes (17.2%)
4.500%, 05/15/10 (e)	2,590	2,676
3.375%, 11/30/12 (e)	3,000	2,990
4.750%, 08/15/17 (e)	10,870	11,481
4.750%, 08/15/17 (e)	10,870	11,482

		17,148

Total U.S. Treasury Obligations (Cost $20,896)		21,742

Short-Term Investments (30.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	8,172,554	8,173
Credit Suisse Enhanced Liquidity Fund (g)	22,294,503	22,295

Total Short-Term Investments (Cost $30,468)		30,468

Total Investments (Cost $119,212) (h) — 119.7%		119,505
Liabilities in excess of other assets — (19.7)%		(19,651)

Net Assets — 100.0%		$99,854

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.6% of net assets as of December 31, 2007.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2007 are identified below (in thousands):

Issue	Acquisition	Cost	Shares	Value	Percent of
Description	Date	($)	($)	($)	Net Assets(%)

Commercial Industrial Finance Corp.	07/20/07	199	280	202	0.20
Muir Grove CLO Ltd.	09/25/07	498	500	495	0.50

(d)	This security has not settled as of December 31, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $21,636.

(f)	Affiliate investment.

(g)	This security was purchased with cash collateral held from securities lending.

(h)	Represents cost for financial reporting purposes.

(i)	The principal amount of the security is denominated in Japanese Yen.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Abitibi Consolidated, Inc.	JPMorgan	500	4.50	6/20/09	(29)
Domtar, Inc.	Deutsche Bank	(425)	2.15	12/20/12	6
Ford Motor Co.	Deutsche Bank	425	5.05	12/20/12	(40)
Russian Federation	Merrill Lynch	1,115	0.87	9/20/12	1

					(62)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund — concluded
As of December 31, 2007, the Fund’s foreign currency exchange contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)

Short:
Australian Dollar	1/3/08	1,290	1,141	1,132	9
Australian Dollar	1/9/08	1,272	1,137	1,116	21
Australian Dollar	1/10/08	1,925	1,723	1,690	33
Australian Dollar	1/15/08	1,281	1,128	1,124	4
Australian Dollar	1/22/08	648	572	568	4
Brazilian Real	1/10/08	2,107	1,165	1,183	(18)
Brazilian Real	1/10/08	1,038	588	583	5
Brazilian Real	2/19/08	1,029	586	575	11
Brazilian Real	2/28/08	8,748	4,931	4,880	52
Brazilian Real	2/28/08	1,035	578	578	—
Brazilian Real	2/28/08	8,748	4,882	4,880	2
Chilean Peso	1/3/08	580,260	1,156	1,166	(10)
Chinese Yuan	7/21/08	4,048	562	579	(17)
Chinese Yuan	7/21/08	16,105	2,234	2,304	(70)
Euro	1/7/08	806	1,144	1,179	(35)
Euro	1/7/08	809	1,145	1,183	(38)
Euro	2/5/08	405	595	592	3
India Rupee	1/25/08	45,226	1,100	1,146	(46)
Japanese Yen	3/13/08	126,512	1,142	1,141	1
Mexican Nuevo Peso	1/15/08	12,555	1,161	1,149	12
New Zealand Dollar	1/3/08	1,511	1,138	1,162	(24)
New Zealand Dollar	1/22/08	773	571	594	(23)
New Zealand Dollar	1/30/08	763	584	584	—
New Zealand Dollar	3/13/08	758	580	578	2
New Zealand Dollar	3/13/08	6,560	5,020	5,004	16
Norwegian Krone	1/9/08	6,125	1113	1,128	(15)
Norwegian Krone	1/28/08	3,161	585	581	4
Norwegian Krone	2/19/08	3,104	574	571	3
Norwegian Krone	2/20/08	3,147	572	579	(7)
Philippine Peso	1/31/08	50,747	1182	1,229	(47)
Philippine Peso	3/3/08	24,165	574	585	(11)
Turkish Lira	1/2/08	1,410	1158	1,204	(46)
Turkish Lira	1/15/08	696	554	592	(38)
Turkish Lira	2/8/08	701	571	590	(19)

Total Short Contracts			$43,446	$43,729	$(283)

Long:
Australian Dollar	1/3/08	1,290	1,140	1,132	(8)
Australian Dollar	1/9/08	1,272	1,130	1,116	(14)
Australian Dollar	1/10/08	1,279	1,145	1,122	(23)
Australian Dollar	1/10/08	646	575	567	(8)
Australian Dollar	1/15/08	1,281	1,155	1,124	(31)
Australian Dollar	1/22/08	648	575	568	(7)
Brazilian Real	1/10/08	2,107	1,150	1,183	33
Brazilian Real	1/10/08	1,038	575	583	8
Brazilian Real	2/19/08	1,029	575	575	—
Brazilian Real	2/28/08	9,326	5,010	5,202	192
Brazilian Real	2/28/08	1,035	565	577	12
Brazilian Real	2/28/08	8,171	4,460	4,558	98
Chilean Peso	1/3/08	580,260	1,140	1,166	26
Chinese Yuan	7/21/08	6,072	840	869	29
Chinese Yuan	7/21/08	4,048	560	579	19
Chinese Yuan	7/21/08	10,032	1,400	1,436	36
Euro	1/7/08	806	1,145	1,178	33
Euro	1/7/08	809	1,144	1,183	39
Euro	2/5/08	405	585	592	7
India Rupee	1/25/08	22,540	560	571	11
India Rupee	1/25/08	22,686	560	575	15
Japanese Yen	3/13/08	126,512	1,150	1,141	(9)
Mexican Nuevo Peso	1/15/08	12,555	1,155	1,150	(5)
New Zealand Dollar	1/3/08	1,511	1,140	1,162	22
New Zealand Dollar	1/22/08	773	575	593	18
New Zealand Dollar	1/30/08	763	580	585	5
New Zealand Dollar	3/13/08	758	594	578	(16)
New Zealand Dollar	3/13/08	6,560	5,144	5,004	(140)
Norwegian Krone	1/9/08	6,125	1130	1,128	(2)
Norwegian Krone	1/28/08	3,161	580	582	2
Norwegian Krone	2/19/08	3,104	575	571	(4)
Norwegian Krone	2/20/08	3,147	575	579	4
Philippine Peso	1/31/08	25,352	580	614	34
Philippine Peso	1/31/08	25,395	585	615	30
Philippine Peso	3/3/08	24,165	565	585	20
Turkish Lira	1/2/08	1,410	1140	1,203	63
Turkish Lira	1/15/08	696	570	592	22
Turkish Lira	2/8/08	701	580	591	11

Total Long Contracts			$43,207	$43,729	$522

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (3.8%)
Automobile ABS (1.0%)
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4, 5.280%, 03/08/13	1,722	1,742
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A4A, 5.240%, 07/15/12 (a)	1,316	1,327
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,985	2,002
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4, 5.210%, 03/17/14	909	917

		5,988

Collateralized Loan Obligations ABS (0.6%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 8.884%, 12/22/20 (a) (b)	1,560	1,124
Marathon CLO Ltd., Ser 2005-2A, Cl D, 9.626%, 12/20/19 (a) (b)	840	672
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 7.348%, 03/25/20 (a) (b)	2,300	2,277

		4,073

Home Equity ABS (0.6%)
Aames Mortgage Investment Trust, Ser 2004-1, Cl M3, 5.900%, 01/25/35 (a)	728	680
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	224	225
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	1,128	1,080
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1F, 7.962%, 09/15/29 (a)	5	4
Lehman XS Trust, Ser 2007-6, Cl 3A5, 5.720%, 05/25/37 (a)	1,930	1,866

	Shares or
	Principal
	Amount ($)	Value ($)
Home Equity ABS — continued
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31 (a)	3	3

		3,858

Utility ABS (1.6%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,809	2,811
MP Environmental Funding LLC, Ser 2007-A, Cl A1, 4.982%, 07/15/16	2,246	2,258
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	3,337	3,637
TXU Electric Delivery Transition Bond Co., Ser 2004-1, Cl A3, 5.290%, 05/15/18	1,000	995
		9,701

Total Asset-Backed Securities (Cost $23,339)		23,620

Collateralized Mortgage Obligations (24.4%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,625	2,604
Banc of America Commercial Mortgage, Inc., Ser 2005-6 Cl A4, 5.353%, 09/10/47 (a)	3,500	3,485
Banc of America Commercial Mortgage, Inc., Ser 2006-2, Cl A4, 5.930%, 05/10/45 (a)	2,724	2,815
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	2,130	2,175
Banc of America Mortgage Securities, Ser 2003-5, Cl 2A1, 5.000%, 07/25/18	1,917	1,890
Bear Stearns ALT-A Trust, Ser 2006-6, Cl 2A1, 5.941%, 11/25/36 (a)	3,493	3,364
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,516	4,733
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2005-PW10, Cl A4, 5.405%, 12/11/40 (a)	4,253	4,254
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,725	1,751
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,621	1,708
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44 (a)	1,910	1,904
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.545%, 01/15/46 (a)	975	979
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44 (a)	2,911	2,862
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.175%, 08/25/36 (a)	3,658	3,468
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,492	1,439
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	1,265	1,322
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	1,755	1,754
Fannie Mae, Ser 2007-77, Cl TB, 5.500%, 07/25/31	5,513	5,589
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	338	334
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,787
Freddie Mac, Ser 2927, Cl OL, 5.000%, 09/15/24	2,642	2,647
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	1,299	1,298
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,754	4,753

	Shares or
	Principal
	Amount ($)	Value ($)
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,485
Freddie Mac. Ser 2966, Cl NW, 5.069%, 08/15/25	2,070	2,076
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.518%, 03/10/44 (a)	2,970	2,993
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,681	1,756
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,118
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,318
Ginnie Mae, Ser 2007-70, Cl FA, 5.389%, 11/20/37 (a)	2,073	2,057
Greenwich Capital Commercial Funding Corp., Ser 2006-GG7, Cl A4, 6.109%, 07/10/38 (a)	3,949	4,127
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38 (a)	3,941	3,985
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39 (a)	1,500	1,523
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A2, 5.500%, 06/25/35	6,628	6,305
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42 (a)	1,207	1,171
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44 (a)	3,368	3,354
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (a)	2,415	2,497
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB16, Cl A4, 5.552%, 05/12/45	2,360	2,395
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (a)	1,565	1,583
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,967	3,098
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26 (a)	1,947	2,035
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30 (a)	3,070	3,032
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.228%, 02/15/31	2,050	2,027
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4, 5.661%, 03/15/39 (a)	2,187	2,240
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-1, Cl A4, 5.606%, 02/12/39 (a)	2,981	3,022
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41 (a)	3,425	3,424
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	3,003	3,143
PHH Alternative Mortgage Trust, Ser 2007-2, Cl 3A1, 6.000%, 05/25/37	3,873	3,784
Residential Accredit Loans, Inc., Ser 2002-QS18, Cl A1, 5.500%, 12/25/17	6,678	6,710
Sequoia Mortgage Trust, Ser 2007-4, Cl 2A1, 5.501%, 11/20/17 (a)	3,641	3,626
Specialty Underwriting & Residential Finance, Ser 2004-AA1, Cl 1A1, 5.000%, 10/25/34	561	547
TBW Mortgage Backed Pass Through Certificates, Ser 2007-2, Cl A6A, 6.015%, 06/25/37 (a)	1,550	1,552
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.385%, 10/15/44 (a)	4,392	4,348
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	1,520	1,507
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,605	2,545
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.959%, 08/25/36 (a)	1,899	1,833

Total Collateralized Mortgage Obligations (Cost $148,732)		151,131

Corporate Bonds (23.4%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	1,355	1,385
United Technologies Corp., 4.875%, 05/01/15	1,590	1,568

		2,953

Airlines (0.7%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,170	1,093
Delta Air Lines, Inc., Cl A, 6.821%, 08/10/22 (b)	2,080	1,994
Southwest Airlines Co., Ser 07-1, Cl A, 6.150%, 08/01/22	1,297	1,321

		4,408

Auto Manufacturers (0.2%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,215	1,532

Banks (1.5%)
Bank of America Corp., 7.400%, 01/15/11	3,448	3,706
Bank of New York Mellon, Ser G, 4.950%, 11/01/12, MTN	1,660	1,660
UBS AG Stamford, 5.141%, 07/23/09, MTN (a)	2,240	2,238
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Banks — continued
Wachovia Corp., 5.300%, 10/15/11	1,865	1,869

		9,473

Beverages (1.1%)
Anheuser-Busch Cos., Inc., 6.450%, 09/01/37	1,742	1,888
Coca-Cola Co., 5.350%, 11/15/17	2,110	2,162
Diageo Capital PLC, 5.200%, 01/30/13	854	858
SABMiller PLC, 6.200%, 07/01/11 (b)	1,975	2,066

		6,974

Building Materials (0.3%)
Lafarge SA, 6.150%, 07/15/11	970	998
Martin Marietta Materials, Inc., 6.250%, 05/01/37	800	751

		1,749

Chemicals (0.2%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,310	1,210

Commercial Services (0.6%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	661	680
ERAC USA Finance Co., 5.800%, 10/15/12 (b)	1,281	1,271
ERAC USA Finance Co., 5.600%, 05/01/15 (b)	1,080	1,027
Xerox Corp., 5.500%, 05/15/12	870	884

		3,862

Computers (0.3%)
Dell, Inc., 7.100%, 04/15/28	425	462
IBM Corp., 5.700%, 09/14/17	787	814
IBM Corp., 5.875%, 11/29/32	335	339

		1,615

Diversified Financial Services (4.9%)
ABX Financing Co., 6.350%, 10/15/36 (b)	875	857
American Express Co., 6.150%, 08/28/17	1,275	1,308
CIT Group, Inc., 5.600%, 04/27/11	1,321	1,272
Citigroup, Inc., 5.125%, 05/05/14	500	488
Citigroup, Inc., 6.000%, 08/15/17	656	669
Citigroup, Inc., 5.850%, 12/11/34	755	696
Diversified Financial Services — continued
Credit Suisse (USA), Inc., 6.500%, 01/15/12	710	748

	Shares or
	Principal
	Amount ($)	Value ($)
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,094
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,110	2,067
HSBC Holdings PLC, 7.625%, 05/17/32	690	751
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	775	764
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,370	1,391
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	425	426
Janus Capital Group, Inc., 5.875%, 09/15/11	735	743
Jefferies Group, Inc., 6.450%, 06/08/27	1,124	1,044
JPMorgan Chase & Co., 6.625%, 03/15/12	2,846	3,001
Lazard Group LLC, 7.125%, 05/15/15	2,215	2,254
Merrill Lynch & Co., Inc., 5.770%, 07/25/11	1,985	1,991
Merrill Lynch & Co., Inc., Ser C, 6.050%, 08/15/12, MTN	2,530	2,579
Morgan Stanley, 5.300%, 03/01/13	1,690	1,686
Northern Trust Co., 5.200%, 11/09/12	1,932	1,957
TIAA Global Markets, 5.125%, 10/10/12 (b)	1,572	1,602

		30,388

Electric (2.9%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	3,000	2,959
Duke Energy Carolinas LLC, 6.100%, 06/01/37	2,390	2,402
Enel Finance International, 6.800%, 09/15/37 (b)	1,519	1,526
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,468	1,459
Florida Power & Light Co., 5.550%, 11/01/17	331	338
Florida Power Corp., 6.350%, 09/15/37	388	409
Electric — continued
MidAmerican Energy Holdings Co., 6.125%, 04/01/36 (c)	1,300	1,297
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Nevada Power Co., Ser L, 5.875%, 01/15/15	435	432
Nevada Power Co., Ser R, 6.750%, 07/01/37	930	961
Oncor Electric Delivery Co., 7.000%, 05/01/32	810	841
Pacific Gas & Electric Co., 6.050%, 03/01/34 (c)	1,500	1,498
Public Service Colorado, Ser 17, 6.250%, 09/01/37	825	855
Union Electric Co., 5.400%, 02/01/16	680	670
Virginia Electric & Power Co., Ser A, 6.000%, 05/15/37	1,640	1,604
Wisconsin Power & Light Co., 6.375%, 08/15/37	844	874

		18,125

Insurance (0.6%)
American International Group, Ser G, 5.600%, 10/18/16	2,340	2,325
Metlife, Inc., 5.700%, 06/15/35	430	393
Travelers Cos., Inc. (The), 5.375%, 06/15/12	905	926

		3,644

Machinery Diversified (0.0%)
Caterpillar, Inc., 6.050%, 08/15/36	245	251

Media (0.9%)
News America Holdings, Inc., 6.200%, 12/15/34	770	759
Time Warner Cable, Inc., 5.850%, 05/01/17 (c)	3,425	3,433
Time Warner, Inc., 6.500%, 11/15/36	815	793
Viacom, Inc., 6.125%, 10/05/17	343	343

		5,328

Miscellaneous Manufacturer (1.4%)
Clorox Co., 5.450%, 10/15/12	637	642
General Electric Co., 5.000%, 02/01/13	3,495	3,540
General Electric Co., 5.250%, 12/06/17	1,009	1,007
Miscellaneous Manufacturer — continued
Kimberly-Clark Corp., 6.125%, 08/01/17	2,269	2,391

	Shares or
	Principal
	Amount ($)	Value ($)
Siemens Financierings NV, 6.125%, 08/17/26 (b)	995	985

		8,565

Oil & Gas (1.1%)
Apache Corp., 6.000%, 01/15/37	780	774
ConocoPhillips, 5.900%, 10/15/32 (c)	580	594
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35 (c)	945	859
Transocean, Inc., 6.000%, 03/15/18	544	542
Transocean, Inc., 6.800%, 03/15/38	1,242	1,267
Weatherford International, Inc., 6.500%, 08/01/36	880	879
Western Oil Sands, Inc., 8.375%, 05/01/12	1,552	1,731

		6,646

Pharmaceuticals (2.0%)
Abbott Laboratories, 5.600%, 11/30/17	2,685	2,759
AstraZeneca PLC, 6.450%, 09/15/37	2,564	2,809
Covidien International Finance SA, 6.000%, 10/15/17 (b)	1,590	1,645
Johnson & Johnson, 5.550%, 08/15/17	2,299	2,427
Merck & Co., Inc., 5.125%, 11/15/11	935	971
Schering-Plough Corp., 6.550%, 09/15/37	1,197	1,268
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	675	671

		12,550

Pipelines (1.0%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,560	1,713
Colonial Pipeline Co., 6.375%, 08/01/37 (b)	1,785	1,812
El Paso Natural Gas, 5.950%, 04/15/17	535	528
Southern Natural Gas Co., 5.900%, 04/01/17 (b)(c)	445	438
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Pipelines — continued
Trans-Canada Pipelines, 6.200%, 10/15/37	1,639	1,627

		6,118

Retail (1.2%)
JC Penney Corp., Inc., 5.750%, 02/15/18	270	254
Tesco PLC, 5.500%, 11/15/17 (b)	1,847	1,842
Wal-Mart Stores, Inc., 5.250%, 09/01/35	480	426
Wal-Mart Stores, Inc., 6.500%, 08/15/37 (c)	4,820	5,075

		7,597

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	355	349

Telecommunication Services (1.9%)
AT&T, Inc., 4.950%, 01/15/13	1,574	1,582
AT&T, Inc., 5.100%, 09/15/14	1,665	1,648
AT&T, Inc., 6.450%, 06/15/34	830	856
Cisco Systems, Inc., 5.500%, 02/22/16	1,910	1,942
Comcast Corp., 6.450%, 03/15/37	825	840
Rogers Wireless, Inc., 7.500%, 03/15/15	850	930
Verizon Communications, Inc., 5.550%, 02/15/16	1,440	1,455
Vodafone Group PLC, 5.500%, 06/15/11 (c)	2,480	2,506

		11,759

Total Corporate Bonds (Cost $143,505)		145,096

U.S. Government Agency Mortgages (33.6%)
Fannie Mae (14.8%)
5.500%, 07/01/19	63	64
5.500%, 09/01/19	2,646	2,686
5.500%, 12/01/19	136	137
4.500%, 12/01/20	9,756	9,595
5.000%, 01/01/22	9,434	9,444
6.500%, 06/01/32	55	56
6.500%, 07/01/32	290	299
5.500%, 01/01/33	13,247	13,230
5.500%, 06/01/33	2,049	2,046
5.500%, 07/01/33	352	352
5.500%, 10/01/33	4,015	4,010
6.500%, 10/01/33	80	83
6.500%, 10/01/33	70	72
5.000%, 11/01/33	5,047	4,922
6.000%, 11/01/33	116	118
6.500%, 11/01/33	95	98
4.500%, 03/01/34	7,938	7,507
5.000%, 04/01/34	6,617	6,454
6.500%, 07/01/34	96	98
6.000%, 10/01/35	2,830	2,874

	Shares or
	Principal
	Amount ($)	Value ($)
6.000%, 12/01/35	629	639
6.000%, 01/01/36	4,235	4,303
5.000%, 03/01/36	3,750	3,657
5.448%, 04/01/36 (a)	2,220	2,273
5.397%, 06/25/36	2,682	2,719
5.632%, 12/01/36 (a)	5,669	5,728
5.439%, 01/01/37	5,136	5,209
5.627%, 01/01/37 (a)	4,138	4,188
5.500%, 07/01/37	528	522

		93,383

Freddie Mac (17.1%)
5.500%, 12/01/18	89	90
4.500%, 06/01/19	602	592
4.500%, 07/01/19	8,153	8,013
4.500%, 02/01/20	989	973
5.500%, 07/01/22	2,921	2,956
5.500%, 11/01/22	4,361	4,413
5.500%, 07/15/27	1,676	1,698
5.500%, 11/15/28	2,819	2,860
5.500%, 05/15/29	2,924	2,964
5.500%, 01/15/30	4,563	4,627
6.500%, 07/01/32	115	119
6.000%, 12/01/32	692	705
6.000%, 04/01/33	1,099	1,116
6.000%, 11/01/33	578	588
6.000%, 11/01/33	447	454
6.000%, 12/01/33	208	211
5.000%, 09/01/34	6,742	6,595
6.000%, 01/13/35	7,157	7,262
5.000%, 04/01/35	6,071	5,921
5.500%, 04/01/35	4,023	4,017
5.000%, 07/01/35	4,859	4,743
5.000%, 12/01/35	6,924	6,760
6.000%, 11/01/36	9,633	9,783
5.284%, 02/01/37 (a)	7,818	7,926
6.000%, 11/01/37	12,697	12,887
5.500%, 12/01/37	6,349	6,336

		104,609

Ginnie Mae (1.7%)
6.500%, 08/15/37	938	968
6.500%, 10/15/37	8,724	9,011

		9,979

Total U.S. Government Agency Mortgages (Cost $206,375)		207,971

U.S. Treasury Obligations (11.1%)
U.S. Treasury Notes (11.1%)
3.125%, 10/15/08	2,000	1,996
4.250%, 10/15/10 (c)	7,460	7,698
4.375%, 12/15/10 (c)	31,457	32,627
4.125%, 08/31/12 (c)	23,168	23,854
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
4.750%, 08/15/17	2,291	2,420

Total U.S. Treasury Obligations (Cost $68,211)		68,595

Short-Term Investment (12.9%)
Credit Suisse Enhanced Liquidity Fund (d)	80,011,995	80,012

Total Short-Term Investment (Cost $80,012)		80,012

Money Market Fund (0.1%)
STI Classic Institutional Cash Management Money Market Fund (e)	495,610	496

Total Money Market Fund (Cost $496)		496

Total Investments (Cost $670,670) (f) — 109.3%		676,921

Liabilities in excess of other assets — (9.3)%		(57,381)

Net Assets — 100.0%		$619,272

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3% of net assets as of December 31, 2007.

(c)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $77,950.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
Credit Default Swap Agreements

		Notioanl	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Bear Stearns Cos., Inc. (The)	Bank Of America	(560)	1.29	09/20/17	8
Brunswick Corp	Merrill Lynch	(560)	1.15	03/20/17	7
Carnival Corp	JPMorgan	(565)	0.70	09/20/17	(1)
Centex Corp	Credit Suisse First Boston	(560)	2.65	09/20/17	17
Dow Chemical Co.	Barclays Bank PLC	(560)	0.67	09/20/17	(6)
Dow Jones CDS Indicies; Series 7	Merrill Lynch	3,340	0.59	12/20/16	60
Dow Jones CDS Indicies; Series 7	Credit Suisse First Boston	1,160	0.65	12/20/16	30
Dow Jones CDS Indicies; Series 7	Bank Of America	1,680	0.60	06/20/17	73
Dow Jones CDS Indicies; Series 7	Merrill Lynch	565	0.60	06/20/17	26
Gannett Co., Inc.	Citibank N.A.	(560)	0.81	06/20/17	11
IStar Financial, Inc.	Citibank N.A.	(560)	0.70	03/20/17	76
MBIA, Inc.	Bank Of America	(560)	1.35	09/20/17	94
MBIA, Inc.	Credit Suisse First Boston	(580)	0.88	09/20/17	112
North America High Yield Index; Series 8	Merrill Lynch	15,055	2.75	06/20/12	(451)
Wells Fargo & Co.	JPMorgan	(560)	0.22	06/20/17	16
Weyerhauser Co.	Citibank N.A.	(560)	1.05	03/20/17	4
Yum Brands, Inc.	Barclays Bank PLC	(560)	1.06	9/20/2017	(9)

					67

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

As of December 31, 2007, the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount in	Contract Value in	Market	Unrealized Appreciation
Currency	Delivery Date	Local Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	01/03/08	1,415	1,252	1,242	10
Australian Dollar	01/09/08	1,396	1,248	1,225	23
Australian Dollar	01/10/08	2,088	1,868	1,832	36
Australian Dollar	01/15/08	1,387	1,221	1,216	5
Australian Dollar	01/22/08	698	616	612	4
Brazilian Real	01/10/08	2,272	1,256	1,276	(20)
Brazilian Real	01/10/08	1,128	639	633	6
Brazilian Real	02/19/08	1,127	642	629	13
Brazilian Real	02/28/08	5,914	3,334	3,299	35
Brazilian Real	02/28/08	5,914	3,300	3,299	1
Chilean Peso	01/03/08	636,250	1,267	1,278	(11)
Chinese Yuan Renminbi	07/21/08	9,289	1,289	1,329	(40)
Chinese Yuan Renminbi	07/21/08	13,916	1,930	1,991	(61)
Euro	01/07/08	880	1,245	1,287	(42)
Euro	01/07/08	880	1,249	1,287	(38)
Euro	02/05/08	436	641	638	3
India Rupe	01/25/08	51,319	1,249	1,301	(52)
Mexican Nuevo Peso	01/15/08	13,588	1,257	1,245	12
Norwegian Krone	01/09/08	6,721	1,222	1,238	(16)
Norwegian Krone	01/28/08	3,434	636	632	4
Norwegian Krone	02/19/08	3,400	629	626	3
Norwegian Krone	02/20/08	3,447	627	634	(7)
New Zealand Dollar	01/03/08	1,656	1,248	1,274	(26)
New Zealand Dollar	01/22/08	834	615	640	(25)
New Zealand Dollar	01/30/08	835	640	640	—
New Zealand Dollar	03/13/08	8,474	6,485	6,464	21
Philippine Peso	01/31/08	55,104	1,284	1,335	(51)
Philippine Peso	03/03/08	27,373	650	662	(12)
Turkish Lira	01/02/08	1,546	1,269	1,319	(50)
Turkish Lira	01/15/08	764	607	649	(42)
Turkish Lira	02/08/08	761	621	642	(21)

Total Short Contracts			$42,036	$42,374	$(338)

Long:
Australian Dollar	01/03/08	1,415	1,250	1,242	(8)
Australian Dollar	01/09/08	1,396	1,240	1,225	(15)
Australian Dollar	01/10/08	1,391	1,245	1,220	(25)
Australian Dollar	01/10/08	697	620	611	(9)
Australian Dollar	01/15/08	1,387	1,250	1,216	(34)
Australian Dollar	01/22/08	698	620	612	(8)
Brazilian Real	01/10/08	2,272	1,240	1,276	36
Brazilian Real	01/10/08	1,128	625	633	8
Brazilian Real	02/19/08	1,127	630	629	(1)
Brazilian Real	02/28/08	5,947	3,195	3,319	124
Brazilian Real	02/28/08	5,881	3,210	3,281	71
Chilean Peso	01/03/08	636,250	1,250	1,278	28
Chinese Yuan Renminbi	07/21/08	13,916	1,925	1,991	66
Chinese Yuan Renminbi	07/21/08	9,289	1,285	1,329	44
Euro	01/07/08	880	1,250	1,286	36
Euro	01/07/08	880	1,244	1,286	42
Euro	02/05/08	436	630	638	8
India Rupe	01/25/08	51,319	1,275	1,300	25
Mexican Nuevo Peso	01/15/08	13,588	1,250	1,244	(6)
Norwegian Krone	01/09/08	6,721	1,240	1,238	(2)
Norwegian Krone	01/28/08	3,434	630	632	2
Norwegian Krone	02/19/08	3,400	630	626	(4)
Norwegian Krone	02/20/08	3,447	630	634	4
New Zealand Dollar	01/03/08	1,656	1,250	1,274	24
New Zealand Dollar	01/22/08	834	620	640	20
New Zealand Dollar	01/30/08	835	635	640	5
New Zealand Dollar	03/13/08	8,474	6,644	6,465	(179)
Philippine Peso	01/30/08	27,756	635	672	37
Philippine Peso	01/31/08	27,348	630	662	32
Philippine Peso	03/03/08	27,373	640	662	22
Turkish Lira	01/02/08	1,546	1,250	1,319	69
Turkish Lira	01/15/08	764	625	649	24
Turkish Lira	02/08/08	761	630	642	12

Total Long Contracts			$41,923	$42,371	$448

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (1.0%)
Home Equity ABS (1.0%)
Lehman XS Trust, Ser 2007-6, Cl 3A5, 5.720%, 05/25/37 (a)	4,730	4,572
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI9, 4.980%, 05/25/34 (a)	2,000	1,924

Total Asset-Backed Securities (Cost $6,611)		6,496

Collateralized Mortgage Obligations (23.2%)
Banc of America Mortgage Securities, Ser 2003-8, Cl 2A4, 4.750%, 11/25/18	3,164	3,095
Countrywide Alternative Loan Trust, Ser 2007-HY3, Cl 3A1, 5.620%, 03/25/47 (a)(b)	10,715	10,437
Countrywide Home Loans, Ser 2005-17, Cl 1A8, 5.500%, 09/25/35 (a)	21,696	21,318
Countrywide Home Loans, Ser 2007-8, Cl 1A22, Series 2007-8 Class 1A22, 6.000%, 01/25/38	19,663	19,778
Fannie Mae, Ser 2007-27, Cl MC, 5.500%, 02/25/35 (a)	3,126	3,086
Fannie Mae, Ser 2007-68, Cl PC, 5.500%, 06/25/36 (a)	10,926	10,838
Fannie Mae, Ser 2007-77, Cl TB, 5.500%, 07/25/31	1,327	1,345
Fannie Mae, Ser 2007-79, Cl MA, 5.500%, 12/25/28	6,554	6,641
Fannie Mae, Ser 2007-79, Cl PE, 5.000%, 08/25/37	15,510	14,620
Fannie Mae, Ser 2007-88, Cl FY, 5.243%, 09/25/37 (a)	7,169	7,153
Freddie Mac, Ser 3346, Cl FA, 5.257%, 02/15/19 (a)	7,629	7,586
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	5,000	4,978
Ginnie Mae, Ser 2007-70, Cl FA, 5.389%, 11/20/37 (a)	11,568	11,476
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A2, 5.500%, 06/25/35	6,601	6,280

	Shares or
	Principal
	Amount ($)	Value ($)
PHH Alternative Mortgage Trust, Ser 2007-1, Cl 22A1, 5.887%, 02/25/37	12,313	12,292
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.959%, 08/25/36 (a)	7,841	7,567

Total Collateralized Mortgage Obligations (Cost $146,518)		148,490

U.S. Government Agency Mortgages (44.0%)
Fannie Mae (22.8%)
5.000%, 10/01/14 (c)	12,613	12,803
6.000%, 07/01/16	1,083	1,110
6.000%, 07/01/16	543	557
5.500%, 01/01/18	5,483	5,566
6.290%, 08/01/18	1,059	1,092
4.500%, 09/01/20	5,918	5,819
7.000%, 06/01/32	478	503
6.000%, 03/01/33	1,125	1,146
6.000%, 10/01/33	1,844	1,876
6.000%, 04/01/34	5,194	5,282
5.500%, 09/01/34	5,000	5,000
5.500%, 02/01/35	9,100	9,095
6.000%, 03/01/35	1,991	2,023
5.207%, 07/01/35 (a)	13,720	13,588
5.000%, 08/01/35	8,395	8,196
5.171%, 01/01/36 (a)	8,885	8,931
6.000%, 01/01/36	11,499	11,680
5.099%, 02/01/36 (a)	7,519	7,604
5.207%, 02/01/36 (a)	3,775	3,794
6.000%, 02/01/36	5,208	5,290
5.500%, 04/01/36	11,943	11,935
6.500%, 05/01/36	10,368	10,659
7.000%, 09/01/37	11,758	12,232

		145,781

Freddie Mac (17.5%)
5.500%, 04/01/17	1,647	1,671
5.000%, 04/01/19	12,969	13,001
5.500%, 04/01/22	10,252	10,377
6.000%, 07/01/22 (b)	9,119	9,324
5.500%, 12/01/33	951	951
5.500%, 05/01/35	899	898
5.000%, 09/01/35 (c)	13,666	13,354
6.378%, 06/01/36	14,599	15,009
5.500%, 07/01/36 (c)	21,653	21,611
6.500%, 09/01/36	9,994	10,275
6.000%, 11/01/37	15,328	15,557

		112,028

Ginnie Mae (3.7%)
6.500%, 08/15/37	16,817	17,370
6.500%, 08/15/37	5,860	6,052
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		23,423

Total U.S. Government Agency Mortgages (Cost $277,676)		281,231

U.S. Treasury Obligations (27.1%)
U.S. Treasury Notes (27.1%)
4.875%, 04/30/11 (d)	14,300	15,062
4.625%, 02/29/12 (d)	20,000	20,988
4.875%, 06/30/12 (d)	32,400	34,364
3.375%, 11/30/12 (d)	15,000	14,950
3.625%, 12/31/12	29,000	29,217
4.250%, 08/15/14 (d)	28,550	29,520
4.750%, 08/15/17 (c)	6,050	6,390
5.000%, 05/15/37 (d)	20,650	22,507

Total U.S. Treasury Obligations (Cost $166,113)		172,998

Short-Term Investments (21.9%)
Credit Suisse Enhanced Liquidity Fund (e)	140,353,250	140,353

Total Short-Term Investments (Cost $140,353)		140,353

Money Market Fund (4.8%)
STI Classic Institutional U.S. Government Securities Money Market Fund (f)	30,830,242	30,830

Total Money Market Fund (Cost $30,830)		30,830

Total Investments (Cost $768,101) (g) — 122.0%		780,398
Liabilities in excess of other assets — (22.0)%		(140,559)

Net Assets — 100.0%		$639,839

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	This security was purchased on a when-issued basis.

(c)	This security or a partial position of this security was held as collateral for securities purchased on a when-issued basis as of December 31, 2007.

(d)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $136,370.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (35.6%)
Fannie Mae (16.2%)
4.270%, 01/04/08 (a)	2,725	2,725
3.250%, 08/15/08	3,269	3,247
5.200%, 11/20/09, Callable 05/20/08 @ 100	925	928
6.000%, 01/01/19	2,500	2,558

		9,458

Federal Home Loan Bank (10.2%)
3.001%, 01/03/08 (a)	1,000	1,000
4.354%, 01/08/08 (a)	4,000	3,997
5.000%, 10/16/09, Callable 10/16/08 @ 100 (b)	385	387
4.875%, 03/12/10	225	231
5.125%, 09/29/10	325	338

		5,953

Freddie Mac (9.2%)
4.001%, 01/03/08 (a)	3,635	3,635
5.375%, 02/08/10, Callable 02/08/08 @ 100	1,325	1,327
5.125%, 11/24/10, Callable 11/24/08 @ 100	250	252
5.250%, 02/24/11, Callable 02/24/09 @ 100	150	152

		5,366

Total U.S. Government Agencies (Cost $20,739)		20,777

U.S. Government Agency Mortgages (63.6%)
Fannie Mae (49.3%)
3.500%, 03/28/08	3,210	3,202
6.350%, 05/01/09	270	273
4.500%, 12/25/12	6	6
4.500%, 01/25/25	276	274
6.787%, 05/01/32 (c)	160	163
4.698%, 01/01/33 (c)	931	937
4.736%, 01/01/33 (c)	1,035	1,036
4.282%, 03/01/33 (c)	796	812
4.256%, 05/01/33 (c)	405	406
3.590%, 07/01/33 (c)	595	595
3.654%, 08/01/33 (c)	532	537
7.098%, 09/01/33 (c)	151	154
7.070%, 10/01/33 (c)	229	233
5.342%, 01/01/34 (c)	159	161
5.624%, 01/01/34 (c)	547	559
4.337%, 03/01/34 (c)	552	571
6.114%, 04/01/34 (c)	804	825
5.568%, 07/01/34 (c)	1,021	1,030
5.996%, 07/01/34 (c)	732	738
5.852%, 10/01/34 (c)	505	509
6.102%, 10/01/34 (c)	766	786
4.611%, 12/01/34 (c)	381	382
5.362%, 12/01/34 (c)	687	688
5.762%, 12/01/34 (c)	1,122	1,127
5.995%, 12/01/34 (c)	727	728
4.118%, 02/01/35 (c)	680	684
5.171%, 04/01/35 (c)	671	678
4.673%, 05/01/35 (c)	1,020	1,016
4.294%, 06/01/35 (c)	1,545	1,547

	Shares or
	Principal
	Amount ($)	Value ($)
4.754%, 07/01/35 (c)	754	765
5.738%, 07/01/35 (c)	372	377
4.609%, 08/01/35 (c)	1,851	1,853
5.193%, 08/01/35	990	1,013
4.916%, 02/01/36 (c)	2,656	2,670
5.601%, 07/01/36	1,470	1,488

		28,823

Freddie Mac (12.9%)
4.000%, 11/15/11	112	111
3.750%, 12/15/11	184	181
5.000%, 02/15/14	12	12
4.375%, 04/15/15	302	301
4.000%, 05/15/15	725	716
5.000%, 09/15/15	118	118
3.500%, 05/15/19	5	5
3.500%, 01/15/23	24	24
3.661%, 08/01/33 (c)	530	533
4.280%, 03/01/34 (c)	438	446
4.911%, 04/01/34 (c)	101	102
5.569%, 05/01/34 (c)	589	598
5.622%, 05/01/34 (c)	624	633
5.286%, 07/01/34 (c)	776	795
4.167%, 02/01/35 (c)	1,023	1,024
4.383%, 02/01/35 (c)	623	624
6.248%, 09/01/36 (c)	670	681
5.512%, 04/01/37 (c)	610	614

		7,518

Ginnie Mae (1.4%)
6.007%, 02/16/24 (c)	52	53
3.701%, 05/16/25	749	737

		790

Total U.S. Government Agency Mortgages (Cost $36,869)		37,131

U.S. Treasury Obligation (0.7%)
U.S. Treasury Notes (0.8%)
4.125%, 08/15/10	425	437

Total U.S. Treasury Obligations (Cost $432)		437

Short-Term Investments (0.5%)
Credit Suisse Enhanced Liquidity Fund (d)	310,875	311

Total Short-Term Investments (Cost $311)		311

Money Market Fund (4.0%)
Federated Government Obligations Money Market Fund	2,343,297	2,343

Total Money Market Funds (Cost $2,343)		2,343

Total Investments (Cost $60,694) (e) — 104.4%		60,999
Liabilities in excess of other assets — (4.4)%		(2,565)

Net Assets — 100.0%		$58,434

(a)	Rate represents the effective yield at purchase.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund — concluded

(b)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $302.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (4.8%)
Automobile ABS (2.8%)
Capital One Prime Auto Receivables Trust, Ser 2005-1, Cl A3, 4.320%, 08/15/09 (a)	166	166
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	422	422
Honda Auto Receivables Owner Trust, Ser 2006-2, Cl A3, 5.300%, 07/21/10	600	601
MBNA Credit Card Master Note Trust, Ser 2003-A7, Cl A7, 2.650%, 11/15/10 (a)	400	396
Nissan Auto Receivables Owner Trust, Ser 2007-A, Cl A2, 5.220%, 09/15/09	549	550
USAA Auto Owner Trust, Ser 2006-4 Cl A3, 5.010%, 06/15/11	400	402

		2,537

Diversified Financial Services (0.9%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 5.028%, 08/15/12 (a)	750	746
Morgan Stanley Capital I, Ser 2006-NC2, Cl A2A, 4.935%, 02/25/36 (a)	119	119

		865

Home Equity ABS (1.1%)
JPMorgan Mortgage Acquisition Corp., Ser 2006-WMC1, Cl A2, 4.935%, 03/25/36 (a)	257	256
Master Asset Backed Securities Trust, Ser 2005-AB1, Cl A1A, 5.015%, 10/25/32 (a)	121	120
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 4.975%, 11/25/35 (a)	604	579

		955

Total Asset-Backed Securities (Cost $4,376)		4,357

Collateralized Mortgage Obligations (21.9%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.965%, 08/25/35 (a)	340	340

	Shares or
	Principal
	Amount ($)	Value ($)
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 5.115%, 10/25/35 (a)	361	334
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	513	506
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 7.153%, 07/25/33 (a)	944	953
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.953%, 03/25/36 (a)	684	682
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	799	797
Countywide Home Loans, Ser 2002-39, Cl A16, 5.000%, 02/25/33	47	47
CS First Boston Mortgage Securities Corp., Ser 1998-C2, Cl A2, 6.300%, 11/15/30 (a)	376	378
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	1,005	999
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,020	1,011
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	475	475
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	600	588
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35 (a)	618	616
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.406%, 09/25/35 (a)	540	537
Goldman Sachs Mortgage Securities Corp. II, Ser 1998-C1, Cl A3, 6.135%, 10/18/30 (a)	380	381
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	490	487
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	494
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	225
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 6.006%, 03/25/37 (a)	233	233
Indymac Loan Trust, Ser 2006-L1, Cl A1, 4.940%, 04/25/11 (a)	276	276
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A1, 4.173%, 03/15/46	495	490
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	582	585
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	500	493
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.979%, 11/25/36 (a)	285	288
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A2, 3.920%, 04/14/40	372	368
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	540	539
Nationslink Funding Corp., Ser 1999-2, Cl A2C, 7.229%, 06/20/31	637	641
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.026%, 08/25/22 (a)	2,345	2,332
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	806	797
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.541%, 09/25/34 (a)	750	743
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.432%, 11/25/36	498	497

	Shares or
	Principal
	Amount ($)	Value ($)
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36 (a)	870	863
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.240%, 04/25/36 (a)	781	778

Total Collateralized Mortgage Obligations (Cost $19,666)		19,773

Commercial Paper (8.8%)
American Honda Finance Corp., 4.270%, 02/08/08 (b)	2,000	1,990
Lehman Brothers Holdings, Inc., 4.201%, 01/02/08 (b)	2,000	1,999
Paccar Financial Corp., 3.751%, 01/02/08 (b)	2,000	2,000
Rabobank USA Financial Corp., 3.451%, 01/02/08 (b)	2,000	2,000

Total Commercial Paper (Cost $7,990)		7,989

Corporate Bonds (16.7%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%, 01/15/11	200	201

Banks (3.7%)
Bank of New York Mellon Corp., Ser G, 4.845%, 06/29/10 (a)	1,000	989
Bank One Corp., 2.625%, 06/30/08	400	396
JPMorgan Chase & Co., 7.000%, 11/15/09	325	339
UBS AG Stamford, 5.141%, 07/23/09 (a)	760	759
Wachovia Corp., Ser G, 5.135%, 07/26/10 (a)	850	839

		3,322

Commercial Services (0.4%)
ERAC USA Finance Co., 7.350%, 06/15/08 (c)	375	378

Diversified Financial Services (7.5%)
Allstate Life Global Funding Trusts, 4.830%, 06/30/08 (a)	850	849
Boeing Capital Corp., 4.750%, 08/25/08	450	452
Capital One Bank, 4.875%, 05/15/08	650	646
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Credit Suisse (USA), Inc., 3.875%, 01/15/09	275	273
General Electric Capital Corp., Ser A, 4.125%, 09/01/09, MTN	200	199
Goldman Sachs Group, Inc. (The), 6.650%, 05/15/09	200	205
Goldman Sachs Group, Inc. (The), Ser B, 4.943%, 06/28/10 (a)	1,125	1,099
HSBC Finance Corp., 4.125%, 03/11/08	200	200
HSBC Finance Corp., 4.125%, 11/16/09	200	198
International Lease Finance Corp., Ser Q, 4.625%, 06/02/08	500	498
International Lease Finance Corp., Ser Q, 5.450%, 03/24/11	200	202
Lehman Brothers Holdings, Inc., 5.270%, 10/22/08 (a)	850	844
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN	270	265
Merrill Lynch & Co., Inc., Ser C, 4.948%, 05/08/09 (a)	650	632
Morgan Stanley, 4.000%, 01/15/10	200	197

		6,759

Energy (0.3%)
MidAmerican Energy Holdings Co., 3.500%, 05/15/08	222	221

Insurance (1.1%)
Lincoln National Corp., 5.353%, 04/06/09 (a)	1,000	998

Media (0.9%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	160	167
Cox Communications, Inc., 7.750%, 11/01/10	175	187
News America, Inc., 6.625%, 01/09/08 (d)	350	350

	Shares or
	Principal
	Amount ($)	Value ($)
Media — continued
Time Warner Entertainment Co., 7.250%, 09/01/08	110	111

		815

Miscellaneous Manufacturer (0.2%)
Honeywell International, Inc., 7.500%, 03/01/10	200	213

Oil & Gas (0.6%)
Anadarko Petroleum Corp., 3.250%, 05/01/08	375	372
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	195

		567

Pipelines (0.2%)
DCP Midstream LLC, 7.875%, 08/16/10	124	133

Telecommunication Services (1.5%)
AT&T, Inc., 4.978%, 02/05/10 (a)	675	669
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	375	378
Verizon Communications, Inc., 4.000%, 01/15/08	275	275

		1,322

Transportation (0.1%)
Union Pacific Corp., 6.650%, 01/15/11	125	130

Total Corporate Bonds (Cost $15,108)		15,059

Master Notes (1.7%)
Banks (1.7%)
Bank of America Corp., 4.560%, (a) (e)	1,501	1,501

Total Master Notes (Cost $1,500)		1,501

U.S. Government Agencies (6.6%)
Fannie Mae (3.2%)
5.200%, 11/20/09, Callable 05/20/08 @ 100	825	828
6.000%, 01/01/19	2,000	2,045

		2,873

Federal Home Loan Bank (2.1%)
5.250%, 06/12/09	1,250	1,277
5.300%, 01/22/10, Callable 01/22/08 @ 100	450	450
4.875%, 03/12/10	210	216

		1,943

Freddie Mac (1.3%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
5.125%, 11/24/10, Callable 11/24/08 @ 100	425	429
5.250%, 02/24/11, Callable 02/24/09 @ 100	225	228
5.400%, 02/02/12, Callable 02/02/09 @ 100	450	457

		1,114

Total U.S. Government Agencies (Cost $5,904)		5,930

U.S. Government Agency Mortgages (31.4%)
Fannie Mae (20.4%)
6.630%, 07/01/09	1,131	1,146
4.500%, 01/25/25	551	548
6.337%, 08/25/30	196	196
6.787%, 05/01/32 (a)	140	143
4.698%, 01/01/33 (a)	568	572
4.736%, 01/01/33 (a)	1,351	1,354
3.654%, 08/01/33 (a)	493	498
7.098%, 09/01/33 (a)	348	355
7.070%, 10/01/33 (a)	534	544
5.342%, 01/01/34 (a)	354	358
5.624%, 01/01/34 (a)	2,088	2,133
4.337%, 03/01/34 (a)	623	644
6.114%, 04/01/34 (a)	1,908	1,956
5.996%, 07/01/34 (a)	716	721
5.852%, 10/01/34 (a)	778	783
6.102%, 10/01/34 (a)	1,021	1,048
5.762%, 12/01/34 (a)	477	479
5.995%, 12/01/34 (a)	865	866
4.118%, 02/01/35 (a)	936	942
4.673%, 05/01/35 (a)	850	847
4.754%, 07/01/35 (a)	754	765
5.738%, 07/01/35 (a)	667	675
5.354%, 06/01/36 (a)	834	841

		18,414

Freddie Mac (9.4%)
4.000%, 11/15/11	221	220
3.750%, 12/15/11	433	426
5.000%, 02/15/14	28	28
4.375%, 04/15/15	399	397
4.000%, 05/15/15	1,275	1,260
5.000%, 09/15/15	355	355
3.500%, 05/15/19	6	6
5.000%, 12/15/20	153	153
5.500%, 04/15/26	338	341
3.661%, 08/01/33 (a)	530	533
4.280%, 03/01/34 (a)	792	807
4.911%, 04/01/34 (a)	160	162
5.569%, 05/01/34 (a)	1,708	1,733
4.167%, 02/01/35 (a)	1,106	1,107
6.248%, 09/01/36 (a)	394	400
5.512%, 04/01/37 (a)	605	609

		8,537

Ginnie Mae (1.6%)
6.007%, 02/16/24 (a)	209	212
3.701%, 05/16/25	1,248	1,228

	Shares or
	Principal
	Amount ($)	Value ($)
		1,440

Total U.S. Government Agency Mortgages (Cost $28,034)		28,391

U.S. Treasury Notes (0.6%)
4.500%, 02/15/09	500	508
4.125%, 08/15/10	575	590

Total U.S. Treasury Obligations (Cost $1,089)		1,098

Short-Term Investments (0.3%)
Credit Suisse Enhanced Liquidity Fund (f)	293,620	294

Total Short-Term Investments (Cost $294)		294

Money Market Fund (8.7%)
Federated Government Obligations Money Market Fund	3,823,732	3,824
STI Classic Institutional Cash Management Money Market Fund (g)	3,999,372	3,999

Total Money Market Fund (Cost $7,823)		7,823

Total Investments (Cost $91,784) (h) — 102.1%		92,215
Liabilities in excess of other assets — (2.1)%		(1,916)

Net Assets — 100.0%		$90,299

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.4% of net assets as of December 31, 2007.

(d)	This security or a partial position of the security was on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 in thousands was $277.

(e)	Perpetual maturity.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (98.3%)
Virginia (98.3%)
Amherst County Service Authority, RB, 6.000%, 12/15/20, Callable 12/15/10 @ 102	500	525
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,750	1,834
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/11	2,000	2,104
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,416
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 07/01/08 @ 101, FSA	1,000	1,018
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 07/01/08 @ 101, FSA	2,785	2,839
Arlington County, Public Improvement, GO, 5.000%, 03/15/15	4,950	5,453
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 01/01/16 @ 100, MBIA	2,890	3,085
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,067
Capital Region Airport Commission Passenger Facility Charge, Ser A, RB, AMT, 3.500%, 06/01/35, LOC: Wachovia Bank N.A. (a)	500	500

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Chesapeake Water & Sewer Project, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,646
Covington, GO, 4.125%, 08/01/10, Callable 02/01/2009 @ 100	2,000	2,014
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.450%, 10/01/19, Callable 10/01/17 @ 100	500	469
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	692
Fairfax County, Public Improvement, Ser B, GO, 5.000%, 10/01/12	3,250	3,506
Fauquier County, School Bonds, GO, 5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,283
Front Royal & Warren County Development Authority, Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14 @ 100, FSA	2,485	2,579
Greater Richmond Convention Center Authority, Hotel Tax, Center Expansion Project, RB, 6.125%, 06/15/25, Prerefunded 06/15/10 @ 101	1,240	1,339
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,101
Hampton Golf Course, RB, 6.000%, 12/01/12	652	676
Hampton Public Improvement, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,640	1,745
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,388
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	7,080
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	418
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 5.000%, 06/01/10	1,015	1,017
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,069
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,355
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/27, Callable 10/01/11 @ 103	500	471
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	524
Henrico County Industrial Development Authority, Regency 64, RB, AMT, 3.350%, 03/01/16, Callable 08/24/07 @ 100, LOC: First Union National Bank	935	934
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,649

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
James City County Economic Development Authority, Public Facility Project, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,379
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser C, RB, 3.430%, 02/15/38 (a)	1,250	1,250
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,000	1,121
Loudoun County Industrial Development Authority, Northern Virginia Criminal Justice, RB, 5.000%, 06/01/26, Callable 06/01/16 @ 100	1,505	1,557
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,214
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,750	1,766
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 01/14/08 @ 101	1,100	1,100
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,321
Loudoun County, Public Improvement, Ser B, GO, 5.000%, 06/01/14	3,500	3,834
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Louisa Industrial Development Authority, Pollution Control, Virginia Electric & Power Co., RB, 5.250%, 12/01/08, Callable 01/14/08 @ 100.5	955	961
Lynchburg Industrial Development Authority Healthcare Facilities, Centra Health, RB, 5.000%, 01/01/09, Callable 02/04/08 @ 101, MBIA	500	505
Lynchburg Industrial Development Authority, Residential Care Facility, Westminster-Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	750	680
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	1,038
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	2,009
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,400
Newport News, GO, 5.250%, 07/01/15	3,000	3,354
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured GTY	2,000	2,046
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,268
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,087
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,188

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,517
Richmond Industrial Development Authority, Government Facilites, RB, 5.000%, 07/15/18, AMBAC	1,795	1,959
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,037
Richmond, GO, 5.500%, 01/15/12, Callable 01/15/11 @ 101, FSA	2,500	2,681
Richmond, GO, 5.500%, 01/15/15, Callable 01/15/11 @ 101, FSA	1,290	1,382
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,997
Riverside Regional Jail Authority, Jail Facility, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	2,000	2,025
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100, MBIA	2,000	2,173
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,164
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,063
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,111
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,049
Roanoke Public Improvement, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,652
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	3,635	3,784
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,064
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,422
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,356
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,633
Tobacco Settlement Financing Corp., RB, 4.000%, 06/01/13	1,095	1,099
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Callable 06/01/15 @ 100	2,070	2,175
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Callable 06/01/15 @ 100	3,500	3,877
University of Virginia, Ser A, RB, 3.400%, 06/01/34 (a)	1,265	1,265

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,781
Virginia Beach Development Authority, Wesleyan College Project, RB, 3.480%, 07/01/33, LOC: Bank of America N.A. (a)	1,200	1,200
Virginia Beach, Public Improvement, Ser B, GO, 5.000%, 05/01/13	2,500	2,708
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,825	3,136
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	4,510	4,885
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,494
Virginia College Building Authority, Educational Facilities, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,258
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser B, RB, 3.720%, 02/01/26, Callable 02/01/14 @ 100, LOC: Wachovia Bank N.A. (a)	700	700
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,300
Virginia Commonwealth Transportation Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14	3,000	3,279
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,066
Virginia Housing Development Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 01/01/08 @ 102	1,250	1,277
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,626
Virginia Housing Development Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101	1,950	1,985
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,261
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/13	2,500	2,711
Virginia Public Building Authority, Public Facilities, Ser C, RB, 5.000%, 08/01/14	2,000	2,185
Virginia Public School Authority, School Financing 1997 Resolution, Ser A, RB, 5.000%, 08/01/11	3,000	3,189

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia Public School Authority, School Financing 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,365	1,433
Virginia Public School Authority, School Financing 1997, Ser C, RB, 5.000%, 08/01/11	1,390	1,478
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101	2,910	3,061
Virginia Resource Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,284
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,324
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,249
Virginia Resources Authority, Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA	1,500	1,641
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,333
Winchester, Public Improvement, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,580	2,793
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS DECEMBER 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount ($)	Value ($)
York County Industrial Development Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 01/04/08 @ 100.50	740	745

		208,741

Total Municipal Bonds (Cost $203,361)		208,741

Money Market Fund (0.7%)
Federated Virginia Municipal Cash Trust, Institutional Class	1,481,643	1,482

Total Money Market Fund (Cost $1,482)		1,482

Total Investments (Cost $204,843) (b) — 99.0%		210,223
Other Assets in excess of liabilities — 1.0%		2,204

Net Assets — 100.0%		$212,427

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Ginnie Mae

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Certificates of Deposit (7.3%)
Banks (7.3%)
Branch Banking & Trust Co., 4.590%, 01/18/08	50,000	50,000
Branch Banking & Trust Co., 4.590%, 01/23/08	50,000	50,000
Calyon NY, 5.100%, 01/15/08	50,000	50,000
Credit Suisse First Boston USA, Inc., 4.850%, 01/28/08	75,000	75,000
Deutsche Bank AG, 4.410%, 02/28/08 (a)	75,000	75,000
Deutsche Bank AG, 4.410%, 04/10/08 (a)	75,000	75,000
Natixis, 4.640%, 03/27/08 (a)	75,000	75,000
Natixis, 4.160%, 04/21/08 (a)	75,000	75,000
Royal Bank of Canada NY, 4.896%, 03/20/08 (a)	25,000	25,001
Royal Bank of Scotland, 5.200%, 03/17/08	50,000	50,000
Societe Generale NY, 4.390%, 02/15/08 (a)	75,000	75,000
Toronto Dominion Bank, 4.680%, 03/28/08	75,000	75,000

Total Certificates of Deposit (Cost $750,001)		750,001

Commercial Paper (31.8%)
Banks (6.6%)
Abbey National PLC, 4.604%, 01/02/08 (b)	75,000	74,990
Abbey National PLC, 4.584%, 01/03/08 (b)	75,000	74,981
Australia & New Zealand National Ltd., 4.604%, 04/11/08 (b)(c)	75,000	73,948
Bank of Ireland, 5.227%, 01/15/08 (c)	50,000	49,899
Bank of Ireland, 5.137%, 03/07/08 (b)(c)	50,000	49,535
Bank of Ireland, 4.857%, 06/06/08 (b)(c)	50,000	48,966
Bank of Nova Scotia, 4.791%, 01/28/08 (b)	75,000	74,732
Deutsche Bank AG, 3.501%, 01/02/08 (b)	40,800	40,796
DnB Nor Bank ASA, 5.128%, 01/04/08 (b)(c)	41,850	41,832

	Shares or Principal
	Amount ($)	Value ($)
Banks — continued
DnB Nor Bank ASA, 5.173%, 02/01/08 (b)(c)	50,000	49,781
Royal Bank of Scotland, 4.994%, 04/16/08 (b)	50,000	49,283
Skandinaviska Enskilda Banken AB, 4.660%, 01/11/08 (b)(c)	11,870	11,855
Skandinaviska Enskilda Banken AB, 4.517%, 01/25/08 (b)(c)	31,000	30,907
Skandinaviska Enskilda Banken AB, 4.874%, 02/01/08 (b)(c)	7,000	6,971

		678,476

Consumer Staples (1.4%)
United Parcel Service, Inc., 4.227%, 02/26/08 (b)(c)	50,000	49,674
United Parcel Service, Inc., 4.235%, 02/29/08 (b)(c)	50,000	49,656
United Parcel Service, Inc., 4.173%, 03/31/08 (b)(c)	48,400	47,901

		147,231

Diversified Financial Services (19.8%)
Alcon Capital Corp., 3.751%, 01/02/08 (b)(c)	52,600	52,595
ASB Finance Corp., 5.536%, 01/22/08 (b)(c)	40,680	40,551
ASB Financial Corp., 4.725%, 09/11/08 (b)(c)	50,000	48,391
ASB Financial Corp., 4.535%, 12/01/08 (b)(c)	50,000	47,981
Barclays U.S. Funding Corp., 5.119%, 03/26/08 (b)	75,000	74,116
Branch Banking and Trust Co., 4.500%, 01/07/08 (b)	50,000	50,000
Chesham Finance LLC, 5.392%, 02/04/08 (b)(c)	50,000	49,759
Chesham Finance LLC, 5.400%, 05/30/08 (b)(c)	26,000	25,445
Dexia Delaware LLC, 5.141%, 01/10/08 (b)	75,000	74,905
Ebury Finance LLC, 5.464%, 01/30/08 (b)(c)	60,000	59,753
Eksportfinans ASA, 4.391%, 03/12/08 (b)(c)	42,000	41,640
General Electric Capital Corp., 4.950%, 04/14/08 (b)	75,000	73,954
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Goldman Sachs Group, Inc., 3.751%, 01/02/08 (b)	75,000	74,992
Greenwich Capital Holdings, 5.040%, 02/29/08 (b)	50,000	49,593
ING (U.S.) Funding LLC, 5.089%, 02/01/08 (b)	75,000	74,677
Intesa Funding LLC, 4.969%, 01/04/08 (b)	82,300	82,267
JPMorgan Chase & Co., 4.896%, 02/15/08 (b)	100,000	99,400
KFW International Finance, 4.243%, 03/26/08 (b)(c)	30,000	29,703
Lehman Brothers Holdings, Inc., 4.251%, 01/02/08 (b)	150,000	149,981
National Austrialian Funding, 15.624%, 01/18/08 (b)(c)	73,590	73,498
Nestle Capital Corp., 4.171%, 02/13/08 (b)	50,297	50,048
New York Life Insurance Capital Corp., 4.271%, 01/17/08 (b)(c)	50,000	49,905
Nordea North America, Inc., 5.174%, 01/08/08 (b)	75,000	74,925
Nordea North America, Inc., 5.006%, 04/01/08 (b)	75,000	74,075
Rabobank USA Finance Corp., 4.544%, 03/12/08 (b)	67,000	66,405
Rabobank USA Finance Corp., 3.501%, 01/02/08 (b)	100,000	99,990
San Paolo-IMI US Financial Co., 5.146%, 01/09/08 (b)	75,000	74,915
Swiss ReFinancial Products Corp., 5.024%, 01/02/08 (b)(c)	17,500	17,498
Wal-Mart Funding Corp., 5.174%, 01/28/08 (b)(c)	100,000	99,614
Wells Fargo & Co., 4.258%, 01/11/08 (b)	75,000	74,911
Westpac Banking Corp., 5.743%, 01/11/08 (b)(c)	50,000	49,928

	Shares or Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Westpac Securitization Trust, 5.152%, 01/10/08 (b)(c)	30,000	29,962

		2,035,377

Electric (0.2%)
Emerson Electric Co., 4.207%, 01/11/08 (b)(c)	25,000	24,971

Health Care (0.7%)
GlaxoSmithKline PLC, 4.587%, 04/25/08 (b)(c)	75,000	73,922

Industrials (1.3%)
Abbott Laboratories, 3.751%, 01/02/08 (b)(c)	129,000	128,987

Insurance (0.9%)
ING America Insurance Holdings, 4.743%, 03/04/08 (b)	23,500	23,307
ING America Insurance Holdings, 4.744%, 03/06/08 (b)	29,390	29,140
ING America Insurance Holdings, 4.746%, 03/10/08 (b)	37,102	36,768

		89,215

Miscellaneous Manufacturer (0.9%)
Procter & Gamble Co., 4.237%, 01/16/08 (b)(c)	97,500	97,329

Total Commercial Paper (Cost $3,275,508)		3,275,508

Corporate Bonds (24.9%)
Automobile ABS (0.4%)
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A1, 5.264%, 10/15/08	29,447	29,447
USAA Auto Owner Trust, Ser 2007-1, Cl A1, 5.337%, 07/11/08 (a)	6,903	6,903

		36,350

Banks (9.9%)
Alliance & Leicester PLC, 5.263%, 09/05/08 (a)(c)	30,000	30,000
Allied Irish Banks PLC, 4.945%, 09/18/08 (a)(c)	75,000	75,000
Bank of Ireland, 4.859%, 09/12/08 (a)(c)	45,000	45,000
Bank of New York Co., Inc., 4.925%, 05/27/08 (a)(c)	25,000	25,000
Bank of New York Co., Inc., 5.074%, 09/11/08 (a)(c)	50,000	50,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Banks — continued
BNP Paribas, 4.845%, 08/07/08 (a)	50,000	50,000
Credit Agricole SA, 4.854%, 07/22/08 (a)(c)	50,000	50,000
Credit Suisse First Boston USA, Inc., 5.234%, 06/02/08 (a)	58,000	58,033
Danske Bank, 4.919%, 09/19/08 (a)(c)	50,000	50,000
Fortis Bank NY, 5.169%, 07/18/08 (a)(c)	50,000	50,000
Lloyds TSB Group PLC, 5.110%, 09/06/08 (a)(c)	75,000	75,000
National Australia Bank Ltd., 5.240%, 09/05/08 (a)(c)	75,000	75,000
Royal Bank of Canada, 5.215%, 09/30/08 (a)(c)	75,000	75,000
Skandinaviska Enskilda Banken AB, 5.243%, 09/08/08 (a)(c)	50,000	50,000
Skandinaviska Enskilda Banken AB, 4.854%, 09/19/08 (a)(c)	50,000	50,000
Svenska Handelsbanken AB, 5.174%, 09/13/08 (a)(c)	70,000	70,000
UBS AG, 4.998%, 10/16/08 (a)	75,000	75,000
Wells Fargo & Co., 5.285%, 01/02/08 (a)	10,000	10,000
Westpac Banking Corp., 5.018%, 09/15/08 (a)(c)	60,000	60,000

		1,023,033

Computers (0.2%)
IBM Corp., 5.573%, 09/08/08, Callable 05/08/08 @ 100 (a) (c)	25,000	25,000

Diversified Financial Services (14.1%)
American Express Credit Corp., 5.346%, 03/05/08 (a)	90,000	90,000
American Honda Finance Corp., 5.273%, 04/10/08 (a)(c)	75,000	75,000
American Honda Finance Corp., 4.340%, 05/12/08 (a)(c)	50,000	50,001
Bear Stearns Co., Inc., 4.915%, 08/28/08 (a)	125,000	125,000
CC USA, Inc., 3.433%, 01/31/08 (a)(c)	75,000	75,000

	Shares or Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Cullinan Finance Corp., 4.315%, 03/12/08 (a)(c)	50,000	49,999
Five Finance, Inc., 4.370%, 02/15/08 (a)(c)	21,000	21,001
Goldman Sachs Group, Inc., 5.098%, 09/12/08 (a)(c)	100,000	100,000
Goldman Sachs Group, Inc., 5.084%, 09/24/08 (a) (c)	75,000	75,000
JPMorgan Chase & Co., Ser C, 5.154%, 01/25/08 (a)	104,045	104,048
Lehman Brothers Holdings, Inc., Ser I, 4.888%, 09/26/08 (a)	100,000	100,000
Merrill Lynch & Co., Inc., 4.980%, 08/22/08 (a)	45,000	45,000
Merrill Lynch & Co., Inc., 5.136%, 09/17/08 (a)	40,000	40,000
Merrill Lynch & Co., Inc., 5.036%, 09/23/08 (a)	50,000	50,000
Merrill Lynch & Co., Inc., 5.316%, 10/03/08 (a)	30,000	30,000
Morgan Stanley, 4.210%, 09/15/08 (a)	48,500	48,500
Morgan Stanley, 5.153%, 09/15/08 (a)	75,000	75,000
Sedna Finance, Inc., 3.716%, 03/07/08 (a)(c)	75,000	75,000
Sedna Finance, Inc., 3.754%, 03/31/08 (a)(c)	75,000	75,000
Toyota Motor Credit Corp., Ser B, 3.683%, 04/14/08 (a)	50,000	50,000
Unilever Capital Corp., 5.222%, 09/11/08 (a)(c)	50,000	50,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Zela Finance, Inc., 3.723%, 03/12/08 (a)(c)	50,000	50,000

		1,453,549

Insurance (0.3%)
Lincoln National Corp., 5.108%, 08/15/08 (a)(c)	35,000	35,000

Total Corporate Bonds (Cost $2,572,932)		2,572,932

Master Note (2.8%)
Banks (2.8%)
Bank of America Corp., 4.560%, (a)(d)	285,636	285,636

Total Master Note (Cost $285,636)		285,636

Promissory Notes (4.9%)
SunTrust Banks, Inc. Promissory Note, 3.774%, 06/30/08 (a)	340,000	339,998
SunTrust Banks, Inc. Promissory Note, 5.400%, 06/30/08	168,000	167,999

Total Promissory Notes (Cost $507,997)		507,997
U.S. Government Agencies (10.3%)
Fannie Mae (2.9%)
4.240%, 01/24/08 (b)	100,000	99,730
4.247%, 02/22/08 (b)	50,000	49,696
4.178%, 04/10/08 (b)	50,000	49,428
4.132%, 06/04/08 (b)	32,782	32,210
3.250%, 08/15/08	65,660	65,228

		296,292

Federal Farm Credit Bank (0.4%)
3.375%, 07/15/08	41,500	41,290

Federal Home Loan Bank (3.0%)
5.000%, 01/23/08 (b)	27,704	27,621
5.036%, 02/13/08 (b)	23,600	23,461
4.994%, 02/15/08 (b)	55,600	55,261
4.400%, 04/23/08	50,000	50,007
3.875%, 08/22/08	11,200	11,164
4.375%, 10/29/08	53,000	53,013
4.701%, 11/04/08 (a)	50,000	50,000
4.500%, 11/19/08, Callable 05/19/08 @ 100	47,000	47,000

		317,527

Freddie Mac (4.0%)
4.277%, 01/03/08 (b)	75,000	74,982
4.253%, 02/14/08 (b)	27,370	27,229
4.248%, 02/15/08 (b)	22,630	22,511
4.219%, 03/03/08 (b)	138,000	137,006
4.225%, 03/10/08 (b)	50,000	49,599
4.150%, 05/06/08 (b)	50,000	49,286
4.124%, 06/09/08 (b)	49,400	48,513

		409,126

Total U.S. Government Agencies (Cost $1,064,235)		1,064,235

Repurchase Agreements (7.1%)
Banc of America Securities, 4.465%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $65,700 (collateralized by FNMA; 5.000%, due 03/01/35; total market value $66,998)	65,684	65,684
BNP Paribas, 4.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $45,334 (collateralized by FHLB; 4.250%, due 10/05/11; total market value $46,233)	45,324	45,324
Deutsche Bank, 4.715%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $39,799 (collateralized by FNMA; DN, due 07/01/37; total market value $40,584)	39,788	39,788
HSBC Securities, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $204,679 (collateralized by U.S. Government Agencies; DN-7.500%, due 12/01/11-09/01/37; total market value $208,722)	204,627	204,627
Lehman Brothers, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $53,784 (collateralized by FNMA; 6.500%, due 11/01/36; total market value $54,841)	53,771	53,771
Morgan Stanley, 4.415%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $71,945 (collateralized by U.S. Government Agencies; 4.000%-6.500%, due 02/01/18-06/01/37; total market value $73,440)	71,927	71,927
UBS Warburg LLC, 4.565%, dated 12/31/07 to be repurchased on 01 /02/08, repurchase price $248,265 (collateralized by U.S. Government Agencies; DN- 6.000%, due 12/25/17-05/25/45; total market value $253,171)	248,202	248,202

Total Repurchase Agreements(Cost $729,323)		729,323

Money Market Funds (7.3%)
Dreyfus Cash Management Plus, Inc.	250,000,000	250,000
Federated Prime Cash Obligations Fund	250,000,000	250,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Federated Prime Value Obligations Fund	250,000,000	250,000

Total Money Market Funds (Cost $750,000)		750,000

Time Deposits (5.3%)
BNP Paribas, 4.250% (a)	214,173	214,173
Calyon, 4.750% (a)	153,155	153,155
Societe Generale Time Deposit, 4.750% (a)	176,422	176,422

Total Time Deposits (Cost $543,750)		543,750

Total Investments (Cost $10,479,382) (f) — 101.7%		10,479,382

Liabilities in excess of other assets — (1.7)%		(174,065)

Net Assets — 100.0%		$10,305,317

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	The Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36% of net assets as of December 31, 2007.

(d)	Perpetual maturity.

(e)	Affiliate Investment.

(f)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FNMA	Security insured by Federal National Mortgage Association

FHLB	Federal Home Loan Bank

LOC	Letter of Credit
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Commercial Paper (0.1%)
Texas (0.1%)
Harris County Texas, 3.600%, 01/10/08, LOC:Dexia Bank	2,000	2,000

Municipal Bonds (89.8%)
Alabama (0.9%)
Lehman Municipal Trust Receipts, Various States, Alabama Housing Finance Authority, Ser 06-K77, RB, 3.540%, 04/01/38, Callable 10/01/15 @ 100, GNMA/FNMA/FHLMC (a) (b)	2,200	2,200
Lower Alabama Gas, District Gas Supply, Class A, RB, 3.520%, 11/01/09, LOC: Societe Generale (a) (b)	4,820	4,820
Marion Educational Building Authority, Judson College Project, RB, 3.550%, 01/01/33, LOC: SouthTrust Bank N.A. (a)	6,285	6,285
Stevenson Industrial Development Board, Environmental Improvement Revenue, Mead Corp. Project, RB, 3.320%, 11/01/16, LOC: JPMorgan Chase Bank (a)	5,000	5,000

		18,305

Alaska (2.3%)
Alaska State Housing Finance Corp., Governmental Purpose, University of Alaska, Ser A, RB, 3.450%, 12/01/27, LOC: GO of Corp. (a)	18,100	18,100
Valdex Alaska Marine Terminal, Exxon Pipeline Co., Project, RB, 3.570%, 10/01/25 (a)	20,025	20,025

	Shares or Principal
	Amount ($)	Value ($)
Alaska — continued
Valdez Alaska Marine Terminal, RB, 3.570%, 12/01/29 (a)	9,570	9,570

		47,695

Arizona (0.1%)
Phoenix, Ser H05, GO, 3.500%, 07/01/21, Callable 07/01/17 @ 100, LOC: Wachovia Bank N.A. (a) (b)	2,575	2,575

California (6.6%)
ABAG Finance Authority for Nonprofit Corp., Charleston Project, Ser 899, RB, 3.460%, 06/01/37, LOC: LaSalle Bank N.A. (a)	58,790	58,790
California State Department of Water Resources Supply, Ser B-2, RB, 3.540%, 05/01/22, LOC: BNP Paribas (a)	22,000	22,000
California Statewide Communities Development Authority Multifamily, Housing Mariners Pointe, Ser A, RB, 3.330%, 02/15/36, FNMA (a)	6,500	6,500
Los Angeles Regional Airports Improvement Corp., Sublease L.A. International, RB, 3.650%, 12/01/25, LOC: Societe Generale (a)	5,000	5,000
Metropolitan Water District of Southern California WaterWorks, 2004, Ser A, RB, 5.000%, 07/01/26, Prerefunded 01/01/08 @ 101	4,785	4,833
Metropolitan Water District of Southern California WaterWorks, Ser A, RB, 5.000%, 07/01/26, Prerefunded 01/01/08 @ 101	5,540	5,595
Putable Floating Option, Tax-Exempt Receipts, Ser PPT-4030, 3.460%, 08/01/32, FSA (a) (b)	19,980	19,980
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
California — continued
San Mateo County Community College District, GO, 3.480%, 09/01/38, Callable 09/01/16 @ 100, LOC: Citibank N.A. (a) (b)	15,000	15,000

		137,698

Colorado (3.2%)
Colorado Educational & Cultural Facilities Authority, National Jewish BD Progam, RB, 3.750%, 09/01/35, LOC: U.S. Bank N.A. (a)	28,700	28,700
Colorado Housing & Finance Authority, Multifamily Winridge Apartments, RB, 3.470%, 02/15/28, FNMA (a)	7,800	7,800
Colorado Housing & Finance Authority, St. Moritz Project, Ser H, RB, 3.450%, 10/15/16, FNMA (a)	6,115	6,115
Colorado Water Resources & Power Development Authority, Ser PT-3179, RB, 3.590%, 08/01/25, Callable 08/01/15 @ 100, FSA (a) (b)	12,430	12,430
Lehman Municipal Trust Receipts, Various States, GO, 3.540%, 10/01/22, LOC: Lehman Liquidity Co. (a) (b)	10,360	10,360

		65,405

Connecticut (0.7%)
Connecticut State Health & Educational Facilities Authority, Hoffman Summerwood Community, Ser B, RB, 3.370%, 07/01/37, LOC: TD BankNorth N.A. (a)	10,295	10,295

	Shares or Principal
	Amount ($)	Value ($)
Connecticut — continued
Connecticut, Ser PA-720 R, GO, 3.660%, 06/15/11, Callable 06/15/10 @ 100, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	5,000	5,000

		15,295

District of Columbia (0.9%)
District of Columbia, RB, 3.400%, 02/07/08	10,000	10,000
District of Columbia, The Phillips Collection Issue, RB, 3.480%, 08/01/33, LOC: Bank of America N.A. (a)	4,700	4,700
District of Columbia, Thurgood Marshall Center Trust, RB, 3.450%, 11/01/27, LOC: Branch Banking & Trust Co. (a)	3,095	3,095

		17,795

Florida (4.6%)
Dade County Industrial Development Authority, Dolphins Stadium Project, Ser C, RB, 3.300%, 01/01/16, LOC: Societe Generale (a)	5,100	5,100
De Soto County Industrial Development, Tremron Project, RB, 3.550%, 11/01/15, LOC: Branch Banking & Trust Co. (a)	3,200	3,200
Florida Housing Finance Corp., Multifamily, Cypress Lake Apartment, RB, 3.460%, 11/01/32, FHLMC (a)	3,340	3,340
Florida Local Government Finance, 3.500%, 01/10/08, First Union National Bank	5,400	5,400
Florida State Board of Education, GO, 3.500%, 06/01/35, Callable 06/01/17 @ 101, LOC: Citibank N.A. (a) (b)	24,800	24,800
Gainesville Florida Utilities System, Ser C, RB, 5.000%, 10/01/08	3,000	3,046
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Florida — continued
Hillsborough County Industrial Development Authority, Independent Day School Project, RB, 3.530%, 09/01/26, LOC: Bank of America N.A. (a)	1,800	1,800
Manatee County St., Stephens Upper School Project, RB, 3.480%, 11/01/25, LOC: Bank of America N.A. (a)	3,000	3,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 3.500%, 09/01/29, LOC: Bank of America N.A. (a)	6,750	6,750
Orlando Utilities Commission, Water & Sewer, Ser PT-2285, RB, 3.480%, 04/01/12, LOC:
Dexia Credit Local (a) (b)	8,895	8,895
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 3.480%, 10/01/21, LOC: Bank of America N.A. (a)	7,000	7,000
Sarasota County Health Facility Authority, Bay Village Project, RB, 3.500%, 12/01/23, LOC: Bank of America N.A. (a)	3,900	3,900
South Florida Water Management District, COP, 4.500%, 10/01/08, LOC: AMBAC	3,725	3,755
Sunshine State Governmental, 3.280%, 01/17/08	15,000	15,000

		94,986

Georgia (2.0%)
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GGC Real Estate Package I LLC, RB, 3.500%, 06/01/32, LOC:
Wachovia Bank N.A. (a)	5,865	5,865

	Shares or Principal
	Amount ($)	Value ($)
Georgia — continued
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, RB, 3.500%, 06/01/35, LOC: Wachovia Bank N.A. (a)	5,500	5,500
Fulton County Development Authority, Kings Ridge Christian School, RB, 3.450%, 05/01/26, LOC:
Branch Banking & Trust Co. (a)	3,000	3,000
Georgia State Finance & Investment Commission, GO, 3.500%, 07/01/15, LOC: Citibank N.A. (a) (b)	6,350	6,350
Georgia State Finance & Investment Commission, Ser F, GO, 6.500%, 12/01/08	4,395	4,525
Lehman Municipal Trust Receipts, Various States, Ser K77W, RB, 3.540%, 12/01/21, LOC: GO of Authority (a) (b)	9,850	9,850
Northwestern Gwinnet County Facilities Corp. I, COP, RB, 3.500%, 06/15/29, LOC: Dexia Credit Local (a) (b)	2,790	2,790
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 3.450%, 12/01/17, LOC: Branch Banking & Trust Co. (a)	4,000	4,000

		41,880

Hawaii (0.2%)
Honolulu City & County, Ser A, GO, 7.350%, 07/01/08	4,500	4,586

Idaho (1.0%)
Eclipse Funding Trust, RB, 3.780%, 04/01/36, Callable 04/01/17 @ 100, MBIA (a) (b)	20,000	20,000

Illinois (8.1%)
Bloomington-Normal Airport Authority, GO, 3.800%, 01/01/12, LOC: JPMorgan Chase Bank (a)	100	100
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Illinois — continued
Chicago O’Hare International Airport, General Airport 2nd Lien, Ser B, RB, 3.270%, 01/01/15, LOC: Societe Generale (a)	8,100	8,100
Illinois Development Finance Authority, RB, 3.510%, 07/15/23, LOC: Citigroup Financial Products (a) (b)	13,930	13,930
Illinois Educational Facilities Authority, Chicago Children’s Museum Project, RB, 3.460%, 02/01/28, LOC: JPMorgan Chase Bank (a)	1,600	1,600
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 3.460%, 11/01/15, LOC:
Northern Trust Co. (a)	3,600	3,600
Illinois Finance Authority, Alexian Brothers Health Project, RB, 3.400%, 04/01/35, LOC: JPMorgan Chase Bank (a)	41,600	41,600
Illinois Finance Authority, Resurrection Health, Ser C, RB, 3.450%, 05/15/35, LOC: Lasalle Bank N.A. (a)	31,475	31,475
Illinois Finance Authority, Ser B, RB, 3.660%, 05/15/35, LOC: JPMorgan Chase Bank (a)	5,000	5,000
Illinois Health Facilities Authority, Advocate Health Care Project, Ser B, RB, 3.480%, 08/15/22, LOC : JPMorgan Chase Bank (a)	1,800	1,800
Illinois Health Facilities Authority, Ser 2016, RB, 3.520%, 07/01/29, Callable 07/01/12 @ 100, LOC: Morgan Stanley Dean Witter (a) (b)	2,500	2,500
Illinois Housing Development Authority, Center Apartments Project, RB, 3.270%, 01/01/08, FSA (a)	22,100	22,100

	Shares or Principal
	Amount ($)	Value ($)
Illinois — continued
Illinois State, Merlots Project, Ser B04, GO, 3.500%, 12/01/24, Callable 01/01/12 @100, FSA (a) (b)	7,205	7,205
Jackson-Union Counties Regional Port District, Port Facilities, Enron Transportation Services, RB, 3.330%, 04/01/24, LOC: Wachovia Bank N.A. (a)	5,225	5,225
Regional Transportation Authority, Ser PT-2398, RB, 3.480%, 06/01/34, FSA (a) (b)	9,940	9,940
Regional Transportation Authority, Ser PT-3518, RB, 3.480%, 06/01/27, FSA (a) (b)	12,945	12,945

		167,120

Indiana (2.3%)
Indiana Development Finance Authority, Christel House Project, RB, 3.440%, 02/01/23, LOC: Fifth Third Bank (a)	5,970	5,970
Indiana Development Finance Authority, Indiana Historical Society Project, RB, 3.430%, 08/01/31, LOC: JPMorgan Chase Bank (a) (b)	1,200	1,200
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 3.430%, 02/01/37, LOC: JPMorgan Chase Bank (a)	20,300	20,300
Marion Economic Development, Wesleyan University Project, RB, 3.480%, 06/01/36, LOC: Bank of America N.A. (a)	10,000	10,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or Principal
	Amount ($)	Value ($)
Indiana — continued
Purdue University, Ser PT-3817, RB, 3.510%, 07/01/29, LOC: Dexia Credit Local (a) (b)	9,980	9,980

		47,450

Iowa (0.2%)
Iowa Higher Education Loan Authority, Private College-Graceland Project, RB, 3.530%, 02/01/33, LOC: Bank of America N.A. (a)	3,500	3,500

Kansas (0.2%)
Kansas State Department of Transportation Highway, RB, 3.500%, 09/01/17, LOC: Citibank N.A. (a) (b)	5,000	5,000

Kentucky (2.6%)
Campbell County Industrial Building, Hospital Imaging Co., Inc. Project, RB, 3.460%, 04/01/20, LOC: Fifth Third Bank (a)	2,560	2,560
Christian County Association of County Leasing Trust Lease Program, Ser A, RB, 3.750%, 04/01/37, LOC: U.S. Bank N.A. (a)	24,555	24,555
Kentucky Public Energy Authority, Gas Supply, Ser A, RB, 3.750%, 08/01/16, LOC:
Societe Generale (a)	20,100	20,100
Kentucky State Turnpike Authority, Revitalization Projects, RB, 6.500%, 07/01/08, LOC: AMBAC	6,155	6,260

		53,475

Louisiana (1.4%)
East Baton Rouge Parish LA Pollution Control, RB, 3.570%, 03/01/22 (a)	18,800	18,800

	Shares or Principal
	Amount ($)	Value ($)
Louisiana — continued
Louisiana Public Facilities Authority, Multifamily Housing Riverview, RB, 3.460%, 04/01/36, FHLMC (a)	10,900	10,900

		29,700

Maryland (2.7%)
Maryland Health & Higher Education, 3.300%, 02/05/08, LOC: US Bank Trust	25,945	25,945
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 3.450%, 04/01/28, LOC: Branch Banking & Trust Co. (a)	3,700	3,700
Maryland State Health & Higher Education Facilities Authority, Mercy Medical Center, RB, 3.350%, 07/01/35, LOC: Bank of America N.A. (a)	20,000	20,000
Maryland State, Ser PA-816, GO, 3.700%, 03/01/12, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	5,995	5,995

		55,640

Massachusetts (2.9%)
Massachusetts Bay Transportation Authority, Sales Tax, Ser PT-2581, RB, 3.480%, 07/01/26, LOC:
Dexia Credit Local (a) (b)	29,800	29,800
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 3.600%, 11/01/33, Mandatory Put 01/10/08 @ 100	10,146	10,146
Massachusetts State Development Finance Agency, Smith College, RB, 3.400%, 07/01/37, LOC: Morgan Stanley (a)	5,560	5,560
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Massachusetts — continued
Massachusetts State Health & Educational Facilities Authorithy, Harvard University,Ser R, RB, 3.470%, 11/01/49, LOC: GO of Institution (a)	12,100	12,100
Massachusetts Water Pollution Abatement Trust, Ser PA-1221, RB, 3.660%, 08/01/11, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	2,500	2,500

		60,106

Michigan (0.7%)
Detroit City School District, Ser 1311, GO, 3.500%, 05/01/13, FSA (a) (b)	11,625	11,625
Michigan Hospital Finance Authority, Ser K, RB, 3.500%, 11/15/23, Callable 11/15/09 @ 101, MBIA (a) (b)	4,000	4,000

		15,625

Minnesota (0.9%)
Minneapolis Minnesota Housing Development, Symphony Place Project, RB, 3.460%, 12/01/14, FHLMC (a)	9,010	9,010
University of Minnesota, 3.600%, 01/04/08	10,000	10,000

		19,010

Mississippi (1.0%)
Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Ser 1, RB, 3.460%, 05/15/30, LOC: Citibank N.A. (a)	20,400	20,400

Nebraska (1.1%)
Central Plains Energy Project, Gas Project, Ser 1791, RB, 3.500%, 12/01/26, LOC: Morgan Stanley Dean Witter (a) (b)	18,500	18,500

	Shares or
	Principal
	Amount ($)	Value ($)
Nebraska — continued
Omaha Public Power District, Electric, Ser PT-3607, RB, 3.700%, 02/01/14, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	5,000	5,000

		23,500

Nevada (3.9%)
Clark County Nevada School District, Ser A, GO, 5.000%, 06/15/08	5,485	5,529
Las Vegas Valley Water, 3.550%, 01/03/08, LOC: Lloyds Bank	23,800	23,800
Las Vegas Valley Water, 3.550%, 01/04/08, LOC: Lloyds Bank	25,000	25,000
Washoe County Nevada, Ser 1241, GO, 3.500%, 01/01/35, Callable 01/01/16 @ 100, MBIA (a) (b)	9,745	9,745
Washoe County, Ser PT-3452, RB, 3.480%, 12/01/35, LOC: Dexia Credit Local (a) (b)	16,000	16,000

		80,074

New Jersey (0.5%)
New Jersey State Turnpike Authority, Ser PT-2843, RB, 3.450%, 01/01/30, FSA (a) (b)	10,500	10,500

New York (3.5%)
New York City Municipal Finance Authority, Water & Sewer Systems, Ser 1870, RB, 3.470%, 12/15/14, LOC: JPMorgan Chase Bank (a) (b)	24,985	24,985
New York City Transitional Finance Authority, Ser 2080, RB, 3.480%, 11/01/20, Callable 11/01/17 @ 100, LOC: Morgan Stanley Dean Witter (a) (b)	10,210	10,210
New York City Transitional Finance Authority, Ser 3, Subser 3C, RB, 3.250%, 11/01/22, LOC: Dexia Credit Local (a)	905	905
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
New York — continued
New York State Dormitory Authority, Secondary Issues, Ser PT-3639, RB, 3.460%, 07/01/13, MBIA (a) (b)	12,980	12,980
New York State Housing Finance Agency, Barclay Street, Ser A, RB, 3.400%, 11/15/37, FNMA (a)	10,000	10,000
New York, SubSer D3, GO, 3.290%, 12/01/32, LOC: Calyon Bank (a)	13,700	13,700

		72,780

North Carolina (3.7%)
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser D, RB, 3.430%, 01/15/43, FSA (a)	20,000	20,000
Forsyth County, Communications System Project, COP, 3.450%, 10/01/12, LOC: Wachovia Bank N.A. (a)	6,425	6,425
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 3.450%, 02/01/23, LOC: Branch Banking & Trust Co. (a)	4,300	4,300
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 3.450%, 12/01/29, LOC: Branch Banking & Trust Co. (a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 3.480%, 12/01/20 (a)	4,820	4,820
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 3.480%, 09/01/33, LOC: Bank of America N.A. (a)	6,475	6,475

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina — continued
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 3.130%, 03/01/28, LOC: Branch Banking & Trust Co. (a)	16,370	16,370
North Carolina Medical Care Commission, North Carolina Baptist Hospitals Project, Ser B, RB, 3.400%, 06/01/22, LOC: Wachovia Bank of North Carolina (a)	1,200	1,200
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 3.450%, 09/01/22, LOC: Branch Banking & Trust Co. (a)	4,485	4,485
Wake County, Public Improvement, Ser C, GO, 3.420%, 04/01/19, LOC: Lloyds TSB Bank PLC (a)	7,585	7,585

		77,760

Ohio (2.3%)
Ohio State Higher Educational Facility Commission, Pooled Financing Project, RB, 3.470%, 09/01/18, LOC: Fifth Third Bank (a)	2,540	2,540
Ohio State Higher Educational Facility, Oberlin College Project, Ser A, RB, 3.400%, 10/01/29, LOC: JPMorgan Chase Bank (a)	13,360	13,360
Ohio State University, 3.550%, 01/04/08	12,465	12,465
Ohio State Water Development Authority, IAM Commercial Paper Notes, RB, 3.520%, 01/09/08	12,500	12,500
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Ohio — continued
Rickenbacker Port Authority, YMCA of Central Ohio Project, RB, 3.470%, 05/01/22, LOC: Fifth Third Bank (a)	6,700	6,700

		47,565

Oklahoma (0.7%)
Oklahoma Development Finance Authority, RB, 3.500%, 02/15/32, Callable 02/15/17 @ 100, LOC: Citibank N.A. (a) (b)	5,000	5,000
Oklahoma Development Finance Authority, RB, 3.500%, 02/15/42, Callable 02/15/17 @ 100, LOC: Citibank N.A. (a) (b)	9,990	9,990

		14,990

Oregon (1.4%)
Klamath Falls Oregon Electric Revenue, RB, 5.750%, 01/01/13, Prerefunded 01/01/09 @ 102	28,000	29,187

Pennsylvania (5.0%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 3.450%, 06/01/32, LOC: PNC Bank N.A. (a)	8,000	8,000
Pennsylvania — continued
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp., Ser B, RB, 3.470%, 12/01/35, LOC: Wachovia Bank N.A. (a)	28,740	28,740
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1028, RB, 3.570%, 01/01/14, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	12,000	12,000
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1041R, RB, 3.570%, 07/01/32, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	19,990	19,990

	Shares or
	Principal
	Amount ($)	Value ($)
Pennsylvania State Public School Building Authority, Merlots Project, Ser D53, RB, 3.500%, 06/01/26, Callable 12/01/16 @ 100, FSA (a) (b)	19,960	19,960
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project, RB, 3.480%, 07/01/27, LOC: Wachovia Bank N.A. (a)	8,380	8,380
Pennsylvania — continued
Philadelphia School District, Tax & Revenue Anticipation Notes, Ser A, GO, 4.500%, 06/27/08, LOC: Bank of America N.A.	7,000	7,026

		104,096

Rhode Island (1.2%)
Rhode Island State & Providence Plantations, Tax Anticipation Notes, GO, 3.750%, 06/30/08	25,000	25,094

South Carolina (2.6%)
Berkeley County School District, Ser PT-3094, GO, 3.700%, 02/01/17, Callable 02/01/13 @ 102, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	2,185	2,185
Greenville County School District, Ser B, GO, 4.000%, 06/02/08, SCSDE	10,280	10,307
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 3.480%, 04/01/28, LOC: Bank of America N.A. (a)	5,255	5,255
South Carolina Educational Facilities Authority, Newberry College Project, RB, 3.450%, 09/01/35, LOC: Branch Banking & Trust Co. (a)	9,300	9,300
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 3.450%, 12/01/10, LOC: Branch Banking & Trust Co. (a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 3.450%, 12/01/24, LOC: Branch Banking & Trust Co. (a)	3,170	3,170
South Carolina — continued
South Carolina State, Capital Improvement, Ser A, GO, 5.000%, 01/01/09	5,000	5,101
South Carolina State, GO, 3.500%, 01/01/12, LOC: State Aid Withholding (a) (b)	8,000	8,000
University of South Carolina Development Foundation, RB, 3.450%, 12/01/10, LOC: Branch Banking & Trust Co. (a)	4,000	4,000

		53,318

Tennessee (4.3%)
BB&T Municipal Trust, Various States, Ser 2059, RB, 3.500%, 04/01/42, Callable 04/01/17 @ 100, FSA (a) (b)	15,940	15,940
Johnson City Health & Educational Facilities Board Hospital, Ser L27J-REG D, RB, 3.540%, 07/01/16, MBIA (a) (b)	9,765	9,765
Johnson City Health & Educational Facilities Board Hospital, Series A, RB, 2.850%, 07/01/38, LOC: Regions Bank (a)	40,000	40,000
Metropolitan Government, Nashville & Davidson County Health & Educational Facilities Board, 3.450%, 01/08/08	10,000	10,000

	Shares or
	Principal
	Amount ($)	Value ($)
Metropolitan Government, Nashville & Davidson County Health & Educational Facilities Board, Nashville Christian School Project, RB, 3.550%, 09/01/23, LOC: SouthTrust Bank N.A. (a)	1,355	1,355
Tennessee Energy Acquisition Corp., Gas, RB, 3.500%, 09/01/22, LOC: Citibank N.A. (a) (b)	6,235	6,235
Tennessee — continued
Tennessee State, 3.100%, 02/12/08	4,886	4,886

		88,181

Texas (8.2%)
Bell County Health Facility Development Corp., Buckner Retirement Services Inc., RB, 5.250%, 11/15/28, Prerefunded 11/15/08 @ 101	2,290	2,356
Dallas Texas, GO, 5.000%, 02/15/08	8,250	8,269
Gulf Coast Waste Disposal Authority, Texas Pollution Control, Exxon Project, RB, 3.570%, 06/01/20 (a)	10,500	10,500
Harris County, 3.420%, 01/10/08	5,000	5,000
Harris County Health Facilities Development Corp., Methodist Hospital, Ser A, RB, 3.420%, 12/01/32 (a)	40,000	40,000
Houston Higher Education Finance Corp., Rice University Project, Ser B, RB, 3.400%, 11/15/29, LOC: JPMorgan Chase Bank (a)	18,055	18,055
Lower Colorado River Authority, Merlots Project, Ser ZZZ, RB, 3.500%, 01/01/28, FSA (a) (b)	3,500	3,500
Lower Colorado River Authority, Ser RR, RB, 3.500%, 01/01/28, FSA (a) (b)	2,500	2,500
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Midlothian Industrial Development Corp., Pollution Control, Box-Crow Cement Co., RB, 3.500%, 12/01/09, LOC: UBS AG (a)	10,000	10,000
North Texas Tollway Authority, RB, 4.125%, 11/19/08, Callable 03/03/08 @ 100	40,000	40,074
Texas — continued
Texas Department of Transport, 3.350%, 01/09/08	30,000	30,000

		170,254

Virginia (1.0%)
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.450%, 07/01/40, LOC: Bank of America N.A. (a)	7,500	7,500
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation Project, RB, 3.400%, 10/01/30, LOC: First Union National Bank (a)	3,000	3,000
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 3.480%, 04/01/27, LOC: Wachovia Bank N.A. (a)	6,230	6,230
Williamsburg Industrial Development Authority, Colonial Williamsburg Project, RB, 3.440%, 10/01/35, LOC: First Union National Bank (a)	4,220	4,220

		20,950

Washington (2.0%)
King County Housing Authority, Ser PT-2185, RB, 3.700%, 09/20/42, LOC: Merrill Lynch & Co., Inc. (a) (b)	5,385	5,385
Seattle Certificates, Ser 348, GO, 3.500%, 12/15/28, Callable 12/15/08 @ 100, LOC: Morgan Stanley Dean Witter (a) (b)	4,495	4,495

	Shares or
	Principal
	Amount ($)	Value ($)
Seattle Municipal Light & Power, RB, 3.270%, 11/01/15, LOC: JPMorgan Chase Bank (a)	4,600	4,600
Washington — continued
Seattle Municipal Light & Power, Ser A, RB, 3.270%, 05/01/16, LOC: JPMorgan Chase Bank (a)	3,000	3,000
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 3.400%, 07/01/17, LOC: Bank of America N.A. (a)	3,150	3,150
Washington State, Merlots Project, Ser B23, GO, 3.500%, 12/01/25, Callable 06/01/13 @ 100, MBIA (a) (b)	9,995	9,995
Washington State, Ser D, GO, 4.500%, 01/01/08	10,250	10,250

		40,875

Wisconsin (0.4%)
ABN AMRO Munitops Certificates Trust, Ser 2004-49, GO, 3.490%, 05/01/12, FSA (a) (b)	9,400	9,400

Wyoming (1.5%)
Kemmerer Wyoming Pollution Control, RB, 3.570%, 11/01/14 (a)	13,790	13,790
Lincoln County Pollution Control, Exxon Project, Ser A, RB, 3.570%, 11/01/14 (a)	15,030	15,030
Lincoln County Pollution Control, Exxon Project, Ser D, RB, 3.570%, 11/01/14 (a)	1,600	1,600

		30,420

Other (1.0%)
Eagle Tax-Exempt Trust, Ser 991301, GO, 3.510%, 06/01/25, FSA (a) (b)	9,900	9,900
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Securities Pool Trust Receipts, Ser SG-PG 17, 3.550%, 06/01/34, LOC: Societe Generale (a) (b)	2,815	2,815
Putable Floating Option Tax-Exempt Receipts, RB, 3.820%, 09/15/17, LOC: Merrill Lynch & Co., Inc. (a) (b)	7,385	7,385

		20,100

Total Municipal Bonds (Cost $1,862,291)		1,862,291

Money Market Fund (7.9%)
Federated Tax-Free Obligations Fund	56,498,116	56,498
Fidelity Tax Free Fund	52,412,166	52,412
Goldman Sachs Financial Square Funds Tax Free Money Market Fund	54,306,099	54,306

Total Money Market Fund (Cost $163,216)		163,216

Total Investments (Cost $2,027,507) (c) — 97.8%		2,027,507
Other assets in excess of liabilities — 2.2%		44,704

Net Assets — 100.0%		$2,072,211

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 26.7% of net assets as of December 31, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

COP	Certificate of Participation

FHLMC	Security insured by Freddie Mac

FNMA	Security insured by Federal National Mortgage Association

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Ginnie Mae

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond

SCSDE	Security insured by South Carolina School Discount Enhancement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (30.8%)
Fannie Mae (5.6%)
4.543%, 01/02/08 (a)	19,200	19,198
4.564%, 01/02/08 (a)	5,255	5,254
4.247%, 02/22/08 (a)	10,000	9,939
4.395%, 03/03/08 (a)	31,000	30,770
3.250%, 08/15/08	5,000	4,962

		70,123

Federal Farm Credit Bank (1.7%)
3.375%, 07/15/08	4,000	3,980
4.706%, 11/26/08 (b)	17,500	17,500

		21,480

Federal Home Loan Bank (21.3%)
4.359%, 01/11/08 (a)	25,000	24,970
3.573%, 02/07/08 (b)	5,000	5,000
3.573%, 02/07/08 (b)	42,500	42,500
4.251%, 02/15/08 (a)	14,260	14,186
4.766%, 03/20/08 (b)	18,000	17,998
4.317%, 03/28/08 (a)	40,000	39,587
4.400%, 04/23/08	13,200	13,202
4.500%, 08/08/08	18,520	18,541
3.875%, 08/22/08	5,600	5,582
4.841%, 09/17/08 (b)	9,150	9,147
4.375%, 10/03/08	4,840	4,829
4.625%, 10/10/08	17,785	17,796
4.375%, 10/29/08	10,900	10,902
4.701%, 11/04/08 (b)	14,700	14,700
4.500%, 11/19/08, Callable 05/19/08 @ 100	16,300	16,300
4.550%, 12/04/08, Callable 03/04/08 @ 100	11,000	11,000

		266,240

Freddie Mac (2.2%)
4.253%, 02/14/08 (a)	5,475	5,447
4.248%, 02/15/08 (a)	4,525	4,501
4.225%, 03/10/08 (a)	10,000	9,920
4.715%, 03/26/08 (b)	8,000	7,999

		27,867

Total U.S. Government Agencies (Cost $385,710)		385,710

Repurchase Agreements (69.3%)
ABN AMRO Bank N.V., 4.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $113,621 (collateralized by U.S. Government Agencies; 4.050%-6.030%, due 03/28/08 — 04/19/17; total market value $115,867)	113,595	113,595

	Shares or
	Principal
	Amount ($)	Value ($)
BNP Paribas, 4.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $176,797 (collateralized by U.S. Government Agencies; 6.000% - 6.625%, due 11/15/30 — 04/30/37; total market value $180,290)	176,755	176,755
Deutsche Bank, 4.715%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $69,291 (Collaterized by U.S. Government Agencies; 4.611% - 6.783%, due 04/01/35 — 10/01/37; total market value $70,659)	69,273	69,273
HSBC Securities, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $178,448 (collateralized by U.S. Government Agencies; 4.500% - 8.000%, due 03/01/21 — 08/01/37; total market value $181,975)	178,403	178,403
Lehman Brothers, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $77,693 (collateralized by U.S. Government Agency; 6.500%, due 11/01/2036; total market value $79,222)	77,673	77,673
Morgan Stanley, 4.415%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $92,811 (collateralized by U.S. Government Agencies; 4.000% - 7.000%, due 09/01/17 — 04/01/34; total market value $94,644)	92,789	92,789
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
UBS Warburg LLC, 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $157,452(collateralized by U.S. Government Agencies; 4.000%-6.500%, due 01/15/09 — 06/25/37; total market value $160,562)	157,412	157,412

Total Repurchase Agreements (Cost $865,900)		865,900

Total Investments (Cost $1,251,610) (c) — 100.1%		1,251,610
Liabilities in excess of other assets — (0.1)%		(1,208)

Net Assets — 100.0%		$1,250,402

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Repurchase Agreements (96.1%)
ABN AMRO Bank N.V., 1.165%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $204,969 (collateralized by U.S. Treasury Obligations; DN-6.000%, due 03/06/08-11/15/21; total market value $209,055)	204,956	204,956
Bank of America Securities, 0.965%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $65,860 (collateralized by U.S. Treasury Obligation; 4.875%, due 08/31/08; total market value $67,174)	65,857	65,857
BNP Paribas, 1.165%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $183,455 (collateralized by U.S. Treasury Obligations; 3.875%, due 01/15/09-04/15/29; total market value $187,113)	183,443	183,443
Deutsche Bank AG, 1.465%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $51,542 (collateralized by U.S. Treasury Obligations; DN-3.875%, due 09/15/10-02/15/32; total market value $52,569)	51,538	51,538
Dresdner Bank AG, 1.365%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $102,865 (collateralized by U.S. Treasury Obligation; 5.375%, due 02/15/31; total market value $104,917)	102,857	102,857
Greenwich Capital Markets, Inc., 1.315%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $210,218 (collateralized by U.S. Treasury Obligations; 4.000%-4.625%, due 07/31/09-04/15/10; total market value $214,410)	210,203	210,203

	Shares or
	Principal
	Amount ($)	Value ($)
HSBC Securities, Inc., 1.315%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $224,516 (collateralized by U.S. Treasury Obligations; 4.000%-5.125%, due 02/15/15-08/15/16; total market value $228,994)	224,501	224,501
JPMorgan Chase & Co., 1.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $16,560 (collateralized by U.S. Treasury Obligations; 4.000%-12.500%, due 08/15/14-02/15/29; total market value $16,891)	16,558	16,558
Lehman Brothers, Inc., 1.965%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $39,362 (collateralized by U.S. Treasury Obligation; 3.625%, due 04/15/28; total market value $40,144)	39,358	39,358
Morgan Stanley, 1.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $83,963 (collateralized by U.S. Treasury Obligation; DN, due 11/15/21; total market value $85,637)	83,957	83,957
UBS Warburg LLC, 1.265%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $29,314 (collateralized by U.S. Treasury Obligation; 4.750%, due 11/15/08; total market value $29,902)	29,311	29,311

Total Repurchase Agreements (Cost $1,212,539)		1,212,539

Money Market Fund (0.4%)
Federated Treasury Obligations Fund	5,215,016	5,215

Total Money Market Fund (Cost $5,215)		5,215

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Total Investments (Cost $1,217,754) (b) — 96.5%		1,217,754
Other assets in excess of liabilities — 3.5%		43,794

Net Assets — 100.0%		$1,261,548

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Commercial Paper (0.3%)
Virginia (0.3%)
Peninsula Ports Authority Virginia, 3.150%, 02/12/08	2,101	2,101

Municipal Bonds (79.9%)
Virginia (76.0%)
Albemarle County Industrial Development Authority, University of Virginia Health Services Project, RB, 3.480%, 10/01/22, LOC: Wachovia Bank N.A. (a) (b)	5,475	5,475
Alexandria Industrial Development Authority, American Red Cross Project, RB, 3.530%, 01/01/09, LOC: First Union National Bank (a)	1,145	1,145
Alexandria Industrial Development Authority, Association for Supervision & Currency Project, RB, 3.480%, 07/01/23, LOC: Wachovia National Bank NA (a) (b)	1,330	1,330
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 3.450%, 06/01/25, LOC: First Union National Bank (a)	3,930	3,930
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 3.450%, 07/01/26, LOC: Bank of America N.A. (a)	3,000	3,000
Arlington County Industrial Development Authority, Multifamily Housing, Woodbury Park Apartments, Ser A, RB, 5.350%, 07/01/18, Prerefunded 07/01/08 @ 102	1,000	1,028

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Arlington County Industrial Development Authority, Multifamily Housing, Woodbury Park Apartments, Ser A, RB, 5.450%, 01/01/29, Prerefunded 07/01/08 @ 102	1,300	1,338
Arlington County, Ballston Public Parking Project, RB, 3.420%, 08/01/17, LOC: Citibank N.A. (a)	6,150	6,150
Ashland Industrial Development Authority, Health & Community Services Facilities, YMCA Greater Richmond Project, Ser A, RB, 3.480%, 11/01/20, LOC: Wachovia Bank N.A. (a) (b)	8,040	8,040
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Ser A, RB, 3.430%, 12/01/37, LOC: Wachovia Bank N.A. (a)	6,000	6,000
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Series B, RB, 3.450%, 12/01/37, LOC: Wachovia Bank N.A. (a)	2,700	2,700
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 3.510%, 12/01/13, Callable 02/25/08 @ 100, LOC: Branch Banking & Trust Co. (a)	3,220	3,220
Chesterfield County, Public Improvement, GO, 5.000%, 01/01/08, State Aid Withholding	1,300	1,300
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 3.450%, 09/01/22, LOC: Branch Banking & Trust Co. (a)	1,335	1,335
Clarke County Industrial Development Authority, Hospital Facilities, Winchester Medical Center Project, RB, 3.450%, 01/01/30, FSA (a)	20,585	20,585
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 3.220%, 09/01/21, LOC: First Union National Bank (a) (b)	4,205	4,205
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.450%, 07/01/40, LOC: Bank of America N.A. (a)	12,000	12,000
Fairfax County Economic Development Authority, RB, 5.000%, 05/15/08	1,990	2,002
Fairfax County Economic Development Authority, Smithsonian Institute, Ser A, RB, 3.380%, 12/01/33, LOC: Bank of America N.A. (a)	4,000	4,000
Fairfax County Economic Development Authority, Smithsonian Institute, Ser B, RB, 3.330%, 12/01/33, LOC: Bank of America N.A. (a)	7,020	7,020
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser A, RB, 3.290%, 10/01/25 (a)	2,180	2,180
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser B, RB, 3.290%, 10/01/25 (a)	4,405	4,405

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Fairfax County Industrial Development Authority, Inova Health System Project, Ser A-2, RB, 3.450%, 05/15/35 (a)	1,105	1,105
Fairfax County Industrial Development Authority, Inova Health Systems Project, RB, 3.350%, 01/01/30 (a)	11,280	11,280
Fairfax County Industrial Development Authority, Inova Health Systems Project, Ser C-1, 3.450%, 05/15/26 (a)	7,800	7,800
Fairfax County Redevelopment & Housing Authority, Affordable Housing, RB, 4.000%, 02/12/08, County Guaranteed	10,000	10,004
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser B, RB, BAN, 3.625%, 10/09/08, County Guaranteed	15,000	15,036
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 3.480%, 04/01/30, LOC: Societe Generale (a) (b)	7,850	7,850
Fairfax County Water Authority, Ser PZ-205, RB, 3.700%, 04/01/28, Callable 04/01/17 @ 100, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	7,200	7,200
Fairfax County, Public Improvement, Ser A, GO, 5.250%, 04/01/08, State Aid Withholding	6,200	6,230
Fairfax County, Ser A, GO, 5.000%, 06/01/08, State Aid Withholding	2,300	2,316
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 3.450%, 06/01/26, LOC: Branch Banking & Trust Co. (a)	5,360	5,360
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 3.470%, 12/01/19, FHLMC (a)	250	250
Hampton Roads Jail Authority, Ser 569, RB, 3.250%, 07/01/12, MBIA (a) (b)	5	5
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 3.450%, 07/01/29, LOC: Branch Banking & Trust Co. (a) (b)	16,100	16,100
Henrico County Economic Development Authority, Steward School Project, RB, 3.450%, 07/01/33, LOC: Branch Banking & Trust Co. (a)	2,500	2,500
James City & County Economic Development Authority, Industrial Development, Historic Jamestown Project, RB, 3.500%, 11/01/24, LOC: Wachovia Bank N.A. (a)	700	700
Lexington Industrial Development Authority, Educational Facilities, Virginia Military Institute Development Board, Inc. Project, 3.700%, 12/01/36, LOC: Wachovia Bank N.A. (a)	4,460	4,460
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 3.450%, 02/15/38 (a)	18,900	18,900
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 3.450%, 02/15/38 (a)	13,415	13,415

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 3.450%, 02/15/38 (a)	4,400	4,400
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser B, RB, 3.450%, 02/15/38 (a)	6,695	6,695
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser C, RB, 3.430%, 02/15/38 (a)	10,000	10,000
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 3.480%, 01/01/20, LOC: Bank of America N.A. (a) (b)	900	900
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 3.500%, 09/01/23, LOC: Wachovia Bank N.A. (a)	7,635	7,635
Lynchburg Industrial Development Hospital Facilities, VHA First Mortgage, Mid Atlantic Project, Ser G, RB, 3.400%, 12/01/25, AMBAC (a)	11,480	11,480
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 3.480%, 11/01/28, LOC: Bank of America N.A. (a)	8,970	8,970
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 3.460%, 09/01/26, FHLMC (a)	1,110	1,110
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 3.480%, 07/01/34, LOC: Bank of America N.A. (a)	7,000	7,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 3.650%, 07/01/16, LOC: Citibank N.A. (a)	1,460	1,460
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser D, RB, 3.730%, 07/01/16, LOC: U.S. Bank N.A. (a)	3,200	3,200
Peninsula Ports Authority, Riverside Health Systems Project, RB, 3.460%, 07/01/37 (a)	18,000	18,000
Pocahontas Parkway Association, Toll Road, Ser A, RB, 5.250%, 08/15/09, Prerefunded 08/15/08 @ 102	6,000	6,166
Pocahontas Parkway Association, Toll Road, Ser A, RB, 5.500%, 08/15/28, Prerefunded 08/15/08 @ 102	1,750	1,811
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 3.480%, 08/01/19, LOC: Bank of America N.A. (a) (b)	7,425	7,425
Richmond, GO, 4.000%, 06/25/08	20,000	20,068
Richmond, Public Utility, Ser 1746, RB, 3.500%, 01/15/37, Callable 01/15/17 @ 100, FSA (a) (b)	3,105	3,105
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 3.450%, 12/01/33, LOC: Branch Banking & Trust Co. (a)	10,495	10,495

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Stafford County & Stauton, 3.350%, 01/04/08	18,000	18,000
Tobacco Settlement Financing Corp., Ser PA-1303, RB, 3.540%, 06/01/37, Callable 06/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	14,700	14,700
University of Virginia, Ser A, RB, 3.400%, 06/01/34 (a)	25,674	25,674
Virginia Beach Development Authority, Ocean Ranch Project, RB, 3.450%, 07/01/17, LOC: Branch Banking & Trust Co. (a) (b)	1,715	1,715
Virginia Beach Development Authority, Public Facility, Ser A, RB, 4.750%, 05/01/08	2,220	2,230
Virginia Beach, GO, 5.400%, 07/15/08	2,000	2,018
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/08	3,000	3,003
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser B, RB, 3.720%, 02/01/26, Callable 02/01/14 @ 100, LOC: Wachovia Bank N.A. (a)	12,300	12,300
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser C, RB, 3.700%, 02/01/26, LOC: Wachovia Bank N.A. (a)	3,235	3,235
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/08	3,135	3,171
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia Commonwealth Transportation Board, ROCS RR II, Ser R 1013, RB, 3.700%, 04/01/17, Callable 04/01/12 @ 100, LOC: Citigroup Global Markets (a) (b)	6,255	6,255
Virginia Commonwealth Transportation Board, Ser II-R 10076, RB, 3.500%, 05/15/19, LOC: Citibank N.A. (a) (b)	11,085	11,085
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 3.490%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale (a) (b)	10,235	10,235
Virginia Commonwealth University, Ser A, RB, 3.630%, 11/01/30, AMBAC (a)	15,475	15,475
Virginia Housing Development Authority, Commonwealth Mortgage, Ser J, Subser J-1, RB, 4.300%, 07/01/08, MBIA	5,400	5,416
Virginia Small Business Financing Authority, Childrens Hospital of Kings, RB, 3.430%, 01/01/36, LOC: Wachovia Bank N.A. (a)	10,300	10,300
Virginia Small Business Financing Authority, Virginia Museum of Fine Arts Foundation, RB, 3.430%, 08/01/35, LOC: Wachovia National Bank N.A. (a)	3,250	3,250
Virginia State Public Building Authority, Public Facilities, Ser 131, RB, 3.500%, 08/01/19, Callable 08/01/08 @ 100, MBIA (a) (b)	1,785	1,785
Virginia State Public Building Authority, Public Facilities, Ser D, RB, 3.420%, 08/01/25 (a)	2,000	2,000
Virginia State Public School Authority, School Educational, Technology Notes, Ser IV, RB, 4.000%, 04/15/08	1,425	1,429

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser B, RB, 4.000%, 08/01/08, State Aid Withholding	5,945	5,970
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser C, RB, 5.000%, 08/01/08	5,150	5,197
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser C, RB, 5.000%, 08/01/08	2,540	2,570
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser D, RB, 5.000%, 02/01/08, State Aid Withholding	9,700	9,712
Virginia State Public School Authority, School Financing, Ser A, RB, 5.000%, 08/01/08, State Aid Withholding	1,435	1,446
Virginia State Public School Authority, School Financing, Ser A, RB, 5.250%, 08/01/08, State Aid Withholding	1,085	1,097
Virginia State Public School Authority, Ser 2324, RB, 3.500%, 08/01/15, MBIA (a) (b)	4,315	4,315
Virginia State Public School Authority, Ser A, RB, 5.500%, 08/01/08, State Aid Withholding	1,500	1,516
Virginia State Public School Authority, Ser C, RB, 5.000%, 08/01/08, State Aid Withholding	4,075	4,112
Virginia State Public School Authority, Ser II-R 4050, RB, 3.500%, 08/01/17, Callable 08/01/13 @ 100, State Aid Withholding (a) (b)	4,070	4,070
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia — continued
Virginia State Public School Authority, Ser PT-1619, RB, 3.540%, 08/01/08, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	10,750	10,750
Virginia State Public School Authority, Ser PT-3269, RB, 3.540%, 08/01/20, Callable 08/01/15 @ 100, State Aid Withholding (a) (b)	7,290	7,290
Virginia State Resource Authority, Clean Water, Sub-State Revolving Fund, RB, 5.000%, 10/01/08	5,000	5,061
Virginia State Resources Authority, Clean Water, Ser PA-790, RB, 3.700%, 10/01/16, Callable 10/01/10 @ 100, LOC: Merrill Lynch Capital Services, Inc. (a) (b)	4,600	4,600
Virginia State, Ser A, GO, 5.000%, 06/01/08	4,170	4,204
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 3.480%, 12/01/18, LOC: Bank of America N.A. (a) (b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Cantenbury, Ser B, RB, 3.450%, 01/01/35, LOC: Branch Banking & Trust Co. (a)	2,000	2,000

		590,255

Texas (2.3%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 3.480%, 04/01/19, LOC: JPMorgan Chase Bank (a)	10,675	10,675

	Shares or
	Principal
	Amount ($)	Value ($)
Texas — continued
Plano Independent School District, GO, 3.700%, 08/15/17, LOC: PSF-Guaranteed (a)	7,020	7,023

		17,698

Massachusetts (1.6%)
Massachusetts State Health & Educational Facilities Authority, Harvard University, Ser R, RB, 3.470%, 11/01/49 (a)	12,830	12,830

Total Municipal Bonds (Cost $620,783)		620,783

Money Market Fund (18.9%)
Federated Tax-Free Obligations Fund	13,729,853	13,730
Federated Virginia Municipal Cash Trust, Institutional Class	70,925,452	70,925
Goldman Sachs Financial Square Tax Free Money Market Fund	62,277,081	62,277

Total Money Market Fund (Cost $146,932)		146,932

Total Investments (Cost $769,816) (c) — 99.1%		769,816

Other assets in excess of liabilities — 0.9%		6,913

Net Assets — 100.0%		$776,729

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.9% of net assets as of December 31, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

BAN	Bond Anticipation Note

FHLMC	Security insured by Freddie Mac

FSA	Security insured by Financial Security Assurance

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit (2.4%)
Banks (2.4%)
Canadian Imperial Bank NY, 3.663%, 02/27/08 (a)	50,000	50,000
Canadian Imperial Bank NY, 4.410%, 06/09/08 (a)	40,000	40,000

Total Certificates of Deposit (Cost $90,000)		90,000

Commercial Paper (53.9%)
Banks (9.0%)
Abbey National PLC, 4.604%, 01/02/08 (b)	50,000	49,994
Australia & New Zealand National Ltd., 5.341%, 04/14/08 (b)(c)	30,000	29,555
Australia & New Zealand National Ltd., 5.433%, 06/12/08 (b)(c)	35,000	34,184
Bank of Ireland, 4.894%, 01/24/08 (b)(c)	35,000	34,891
Bank of Nova Scotia, 4.791%, 01/28/08(b)	50,000	49,821
Danske Bank, 5.009%, 01/30/08 (b)(c)	35,000	34,860
DnB Nor Bank ASA, 4.945%, 02/01/08 (b)(c)	10,500	10,456
Goldman Sachs Group Inc., 4.767%, 01/08/08 (b)	20,000	19,982
Royal Bank of Scotland, 4.938%, 01/07/08 (b)	35,000	34,971
Royal Bank of Scotland, 4.633%, 04/28/08 (b)	35,000	34,477

		333,191

Consumer Discretionary (2.8%)
Procter & Gamble Co., 4.597%, 01/18/08 (b)(c)	22,700	22,651
Procter & Gamble Co., 4.570%, 02/28/08 (b)(c)	30,000	29,782
United Parcel Service, Inc., 4.215%, 02/01/08 (b)(c)	50,000	49,820

		102,253

Diversified Financial Services (40.3%)
Alcon Capital Corp., 3.841%, 01/02/08 (b)(c)	50,000	49,995

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
American Honda Finance Corp., 4.533%, 01/24/08 (b)	45,570	45,439
Atlas Capital Funding Corp., 5.230%, 03/03/08 (a)(c)	30,000	30,000
BMW US Capital LLC, 4.001%, 01/02/08 (b)(c)	50,000	49,995
BP Capital, 4.493%, 03/03/08 (b)(c)	25,000	24,809
BP Capital, 4.553%, 03/28/08 (b)(c)	47,000	46,491
BP Capital, 4.548%, 04/30/08 (b)(c)	40,000	39,407
Branch Banking and Trust Co., 4.500%, 01/07/08 (b)	50,000	50,000
Dexia Delaware LLC, 5.131%, 01/09/08 (b)	50,000	49,944
DnB NOR Bank, 4.508%, 01/11/08 (b)(c)	32,000	31,960
General Electric Capital Corp., 4.950%, 04/14/08 (b)	30,000	29,581
Glaxosmith Finance, 4.587%, 01/22/08 (b)(c)	50,000	49,867
Glaxosmith Finance, 4.652%, 03/26/08 (b)(c)	64,350	63,654
Goldman Sachs Group, Inc., 3.751%, 01/02/08(b)	65,000	64,992
ING (US) Funding LLC, 5.057%, 01/22/08 (b)	36,000	35,895
International Lease Finance Corp., 4.845%, 02/06/08 (b)	35,000	34,832
Intesa Funding LLC, 4.599%, 01/11/08 (b)	35,000	34,955
Intesa Funding LLC, 4.298%, 01/15/08 (b)	35,000	34,942
John Deere Capital Corp., 4.592%, 02/14/08 (b)(c)	25,000	24,861
John Deere Capital Corp., 4.529%, 02/22/08 (b)(c)	17,500	17,387
John Deere Capital Corp., 4.561%, 02/26/08 (b)(c)	35,000	34,755
JPMorgan Chase & Co., 5.117%, 01/04/08 (b)	47,750	47,730
Lehman Brothers Holdings, Inc., 4.251%, 01/02/08 (b)	50,000	49,994
Morgan Stanley, 4.570%, 02/15/08 (a)	40,000	40,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Diversified Financial Services — continued
Natexis Banques Populaire US Finance Co. LLC, 5.303%, 02/04/08 (b)	30,000	29,856
Novartis Financial, 4.274%, 01/03/08 (b)(c)	50,000	49,988
PACCAR Financial Corp., 4.532%, 02/26/08 (b)	17,300	17,179
Rabobank USA Financial Corp., 3.501%, 01/02/08 (b)	35,000	34,997
Rabobank USA Financial Corp., 4.407%, 01/08/08 (b)	50,000	49,957
Societe Generale N.A., 4.411%, 01/04/08 (b)	35,000	34,987
Societe Generale N.A., 4.428%, 01/28/08 (b)	35,000	34,884
UBS Finance Delaware LLC, 5.243%, 01/14/08 (b)	35,000	34,936
UBS Finance Delaware LLC, 4.656%, 02/25/08 (b)	35,000	34,753
UBS Finance Delaware LLC, 5.341%, 04/07/08 (b)	50,000	49,308
Unilever Capital Corp., 4.261%, 01/10/08 (b)(c)	12,600	12,587
Unilever Capital Corp., 4.275%, 01/17/08 (b)(c)	25,000	24,953
Wal-Mart Funding Corp., 5.174%, 01/28/08 (b)(c)	50,000	49,807
Wells Fargo & Co., 4.258%, 01/11/08 (b)	50,000	49,941

		1,489,618

Industrials (0.9%)
Illinois Tool Works, Inc., 4.001%, 01/02/08(b)	35,000	34,996

Information Technology (0.9%)
IBM International Group, 4.716%, 01/23/08 (b)(c)	35,000	34,900

Total Commercial Paper (Cost $1,994,958)		1,994,958

Corporate Bonds (8.6%)
Banks (1.9%)
Credit Suisse First Boston USA, Inc., 4.850%, 01/28/08	35,000	35,000

	Shares or
	Principal
	Amount ($)	Value ($)
Banks — continued
Lloyds TSB Group PLC, 5.110%, 09/06/08 (a)(c)	35,000	34,987

		69,987

Consumer Discretionary (0.9%)
United Parcel Service, Inc., 5.100%, 07/30/08 (b)(c)	35,000	34,005

Diversified Financial Services (5.8%)
Cullinan Finance Corp., 4.315%, 01/23/08 (a)(c)	35,000	35,000
Cullinan Finance Corp., 4.315%, 03/12/08 (a)(c)	50,000	49,999
Dorada Finance, Inc., 3.723%, 01/30/08 (a)(c)	40,000	40,000
General Electric Capital Corp., 4.855%, 03/26/08 (b)	40,000	39,552
Toyota Motor Credit Corp., 3.663%, 02/27/08 (a)	50,000	50,000

		214,551

Total Corporate Bonds (Cost $318,543)		318,543

Promissory Notes (4.6%)
SunTrust Banks, Inc. Promissory Note, 4.600%, 06/30/08 (a)	170,000	169,997

Total Promissory Note (Cost $169,997)		169,997

U.S. Government Agencies (16.2%)
Fannie Mae (2.9%)
4.305%, 02/06/08 (b)	35,000	34,851
5.183%, 07/10/08 (b)	25,000	24,346
5.006%, 07/25/08 (b)	25,000	24,317
4.821%, 08/29/08 (b)	25,000	24,230

		107,744

Federal Home Loan Bank (10.0%)
4.247%, 01/03/08 (b)	50,000	49,988
4.233%, 01/09/08 (b)	30,976	30,947
4.311%, 01/10/08 (b)	50,000	49,946
4.358%, 01/11/08 (b)	35,000	34,958
4.195%, 02/01/08 (b)	35,000	34,874
4.337%, 02/08/08 (b)	25,000	24,887
4.320%, 02/12/08 (b)	50,000	49,750
5.052%, 02/20/08 (b)	25,000	24,829
4.346%, 02/22/08 (b)	33,600	33,391
5.056%, 04/29/08 (b)	5,000	4,920
5.202%, 06/19/08 (b)	28,118	27,460
4.452%, 09/29/08 (b)	3,000	2,904
4.125%, 11/14/08 (b)	2,000	1,930

		370,784

Freddie Mac (3.3%)
5.201%, 07/21/08 (b)	25,000	24,307
4.974%, 08/18/08 (b)	25,000	24,243
4.270%, 10/14/08 (b)	25,000	24,183
4.157%, 11/10/08 (b)	50,000	48,264
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		120,997

Total U.S. Government Agencies (Cost $599,525)		599,525

Master Note (2.9%)
Banks (2.9%)
Bank of America Corp., 4.560% (a)(d)	104,999	104,999

Total Master Notes (Cost $104,999)		104,999

Municipal Bonds (0.2%)
Colorado (0.1%)
Colorado Housing & Finance Authority, RB, 5.000%, 11/01/35, LOC: Lloyds TSB Bank PLC (a)	3,870	3,870

Virginia (0.1%)
Newport News Economic Development Authority, Ship Building Project, Ser A, RB, 5.170%, 07/01/31, LOC: Wachovia Bank N.A. (a)	3,999	4,000
Newport News Economic Development Authority, Ship Building Project, Ser A, RB, 5.220%, 07/01/31, LOC: Wachovia Bank N.A. (a)	225	225

		4,224

Total Municipal Bonds (Cost $8,095)		8,095

Short-Term Investments (0.6%)
Brown Brothers Cayman Cash Sweep	21,651	21,651

Total Short-Term Investments (Cost $21,651)		21,651

Time Deposits (11.9%)
Banks (11.9%)
Barclays Bank, 4.470% (a)	50,160	50,160
BNP Paribas, 3.750% (a)	71,846	71,846
Calyon, 3.750% (a)	158,526	158,526

	Shares or
	Principal
	Amount ($)	Value ($)
Banks — continued
Deutsche Bank AG, 3.250% (a)	159,345	159,345

Total Time Deposits (Cost $439,878)		439,878

Total Investments (Cost $3,747,646) (f) — 101.3%		3,747,646

Liabilities in excess of other assets — (1.3)%		(48,573)

Net Assets — 100.0%		$3,699,073

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 34% of net assets as of December 31, 2007.

(d)	Perpetual maturity.

(e)	Affiliate investment.

(f)	Aggregate cost for federal income tax and financial reporting purposes is the same.

LOC	Letter of Credit

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (98.0%)
Alabama (7.0%)
Columbia Industrial Development Board Pollution Control, Alabama Power Co. Project, RB, AMT, 3.770%, 06/01/28 (a)	3,000	3,000
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, 3.330%, 12/01/27, LOC: Amsouth Bank (a)	2,000	2,000

		5,000

California (2.4%)
ABAG Finance Authority for Nonprofit Corp., Charleston Project, Ser 899, RB, 3.460%, 06/01/37, LOC: LaSalle Bank N.A. (a)	1,720	1,720

Colorado (4.8%)
Denver City & County Airport, Ser C, RB, AMT, 3.500%, 11/15/25, LOC: Lloyds TSB Bank PLC (a)	3,450	3,450

Florida (12.5%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 3.490%, 06/15/34, FNMA (a)	3,510	3,510
Dade County Industrial Development Authority, Dolphins Stadium Project, Ser A, RB, 3.300%, 01/01/16, LOC: Societe Generale (a)	3,000	3,000
Orange County Housing Finance Authority, RB, AMT, 3.510%, 05/15/38, LOC: Bank of America (a)	2,500	2,500

		9,010

Georgia (7.0%)
Fulton County Housing Authority, Concorde Place Apartments Project, Ser A, RB, AMT, 6.375%, 01/01/27, Prerefunded 07/01/08 @ 100	4,000	4,037

	Shares or
	Principal
	Amount ($)	Value ($)
Georgia — continued
Valdosta-Lowndes County Industrial Development Authority, Martins Famous Pastry, Ser A, RB, AMT, 3.550%, 06/01/29, LOC: Wachovia Bank N.A. (a)	1,000	1,000

		5,037

Illinois (4.4%)
Chicago O’Hare International Airport, Ser 1438, RB, AMT, 3.920%, 07/01/26, LOC: Morgan Stanley (a) (b)	1,800	1,800
Savanna Industrial Development, Metform Corp., Project, Ser B, RB, AMT, 3.750%, 06/01/09, LOC: JPMorgan Chase Bank (a)	1,400	1,400

		3,200

Massachusetts (4.2%)
Massachusetts Development Finance Agency Solid Waste Disposal, Wheelabrator Millbury Project, RB, AMT, 3.800%, 05/01/27, LOC: JPMorgan Chase Bank (a)	3,000	3,000

Nebraska (6.9%)
Nebraska Investment Finance Authority Multifamily, Irvington Heights, Ser A, RB, AMT, 3.520%, 10/01/42, LOC: Citibank N.A. (a)	3,000	3,000
Nebraska Investment Finance Authority, Single Family Housing, Ser G, RB, AMT, 3.540%, 09/01/36, GNMA/FNMA/FHLMC (a)	1,995	1,995

		4,995

New York (9.9%)
New York City Housing Development Corp., Multifamily Rent Housing, Atlantic Court Apartments, Ser A, RB, AMT, 3.520%, 12/01/35, FHLMC (a)	2,500	2,500
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
New York — continued
New York City Transitional Finance Authority, Ser 3, Subser 3C, RB, 3.250%, 11/01/22, LOC: Dexia Credit Local (a)	3,180	3,180
Southeast Industrial Development Agency, Unilock New York, Inc. Project, RB, AMT, 3.750%, 12/01/12, LOC: JPMorgan Chase Bank (a) (b)	1,400	1,400

		7,080

Pennsylvania (1.4%)
Allegheny County, Pittsburgh International Airport, Ser A-1, RB, AMT, 5.750%, 01/01/08, MBIA	1,000	1,000

South Carolina (9.3%)
Florence County, Solid Waste Disposal & Wastewater Treatment Facilities, Roche Carolina, Inc. Project, RB, AMT, 3.870%, 04/01/26, LOC: Deutsche Bank A.G. (a)	3,000	3,000
Florence County, Solid Waste Disposal & Wastewater Treatment Facilities, Roche Carolina, Inc. Project, RB, AMT, 3.870%, 04/01/28, LOC: Deutsche Bank A.G. (a)	1,700	1,700
South Carolina — continued
South Carolina Jobs Economic Development Authority, Economic Development, Giant Cement Holding, Inc., RB, AMT, 3.500%, 12/01/22, LOC:
Citibank N.A. (a)	2,000	2,000

		6,700

Texas (14.1%)
Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil, Project, RB, AMT, 3.680%, 12/01/25 (a)	1,000	1,000
Harris County, 3.420%, 01/10/08	2,000	2,000

	Shares or
	Principal
	Amount ($)	Value ($)
Harris County Industrial Development Corp., Pollution Control, RB, 3.570%, 03/01/24 (a)	2,000	2,000
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply, Ser 2007-042-1993B, RB, 3.520%, 09/15/18, BNP Paribas (a)(b)	3,000	3,000
Texas State Veterans Housing Assistance Fund II, Ser A, GO, AMT, 3.550%, 06/01/35, State Street B&T Co. (a)	2,100	2,100

		10,100

Vermont (1.8%)
Vermont Educational & Health Buildings Financing Agency, Rutland Regional Medical Center, Ser A, RB, 3.700%, 04/01/32, LOC: TD BankNorth N.A. (a)	1,300	1,300

Washington (8.1%)
Washington State Housing Finance Commission Multifamily, Auburn Meadows Project, Ser A, RB, AMT, 3.820%, 07/01/36, LOC: Wells Fargo Bank N.A. (a)	2,325	2,325
Washington — continued
Washington State Housing Finance Commission Multifamily, Merrill Gardenes Tacoma, Ser A, RB, AMT, 3.520%, 09/15/40, LOC: Bank of America N.A. (a)	3,000	3,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Washington State Housing Finance Commission Multifamily, Woodland Retirement Project, Ser A, RB, AMT, 3.820%, 11/01/36, LOC: Wells Fargo Bank N.A. (a)	500	500

		5,825

Wisconsin (1.7%)
Wisconsin Housing & Economic Develpment Authority, Ser H, RB, AMT, 3.470%, 11/01/33, MBIA (a)	1,195	1,195

Other (2.5%)
Lehman Brothers Pooled Municipal Trust Receipts, Ser L13, RB, AMT, 3.690%, 06/01/36, GNMA/FNMA (a) (b)	1,800	1,800

Total Municipal Bonds (Cost $70,412)		70,412

Money Market Fund (1.2%)
Fidelity Tax Free Fund	826,548	827

Total Money Market Fund (Cost $827)		827

Total Investments (Cost $71,239) (c) — 99.2%		71,239
Other assets in excess of liabilities — 0.8%		610

Net Assets — 100.0%		$71,849

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.1% of net assets as of December 31, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	Alternative Minimum Tax Paper

FHLMC	Security insured by Freddie Mac

FNMA	Security insured by Federal National Mortgage Association

GNMA	Ginnie Mae

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (33.2%)
Fannie Mae (9.3%)
4.543%, 01/02/08 (a)	20,800	20,798
4.564%, 01/02/08 (a)	5,500	5,499
4.306%, 01/04/08 (a)	14,000	13,995
4.361%, 01/14/08 (a)	32,244	32,193
4.247%, 02/22/08 (a)	35,000	34,787
4.395%, 03/03/08 (a)	34,000	33,747
4.378%, 04/02/08 (a)	26,760	26,469
3.250%, 08/15/08	5,000	4,962

		172,450

Federal Farm Credit Bank (1.2%)
3.375%, 07/15/08	4,500	4,477
4.706%, 11/26/08 (b)	17,500	17,500

		21,977

Federal Home Loan Bank (18.0%)
4.359%, 01/11/08 (a)	50,000	49,940
3.573%, 02/07/08 (b)	5,000	5,000
3.573%, 02/07/08 (b)	37,500	37,500
4.251%, 02/15/08 (a)	19,690	19,586
4.766%, 03/20/08 (b)	10,000	9,999
4.317%, 03/28/08 (a)	85,000	84,123
4.400%, 04/23/08	14,300	14,302
4.500%, 08/08/08	19,960	19,983
3.875%, 08/22/08	5,600	5,582
4.841%, 09/17/08 (b)	8,550	8,547
4.375%, 10/03/08	5,380	5,368
4.625%, 10/10/08	19,800	19,811
4.375%, 10/29/08	11,100	11,103
4.701%, 11/04/08 (b)	16,000	16,000
4.500%, 11/19/08, Callable 05/19/08 @ 100	16,700	16,700
4.550%, 12/04/08, Callable 03/04/08 @ 100	12,000	12,000

		335,544

Freddie Mac (4.7%)
4.253%, 02/14/08 (a)	25,287	25,157
4.248%, 02/15/08 (a)	20,801	20,691
4.225%, 03/10/08 (a)	35,000	34,720
4.715%, 03/26/08 (b)	7,500	7,499

		88,067

Total U.S. Government Agencies (Cost $618,038)		618,038

Repurchase Agreement (65.9%)
ABN AMRO Bank N.V., 4.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $194,973 (collateralized by FHLMC; 5.500%, due 05/01/37; total market value $198,826)	194,928	194,928

	Shares or
	Principal
	Amount ($)	Value ($)
Banc of America Securities, 4.465%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $161,040 (collateralized by FHLMC; 5.000%, due 05/01/35; total market value $164,220)	161,000	161,000
BNP Paribas, 4.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $58,779 (collateralized by U.S. Government Agencies; 4.250%-5.625%, due 09/26/08-11/23/35; total market value $59,942)	58,765	58,765
Deutsche Bank, 4.715%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $97,786 (collateralized by FNMA; 6.500%, due 10/01/36; total market value $99,715)	97,760	97,760
HSBC Securities, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $254,437 (collateralized by U.S. Government Agencies; DN, due 02/01/35-08/01/37; total market value $259,463)	254,373	254,373
Lehman Brothers, Inc., 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $120,943 (collateralized by U.S. Government Agencies; 5.500%-6.500%, due 12/01/32-11/01/36; total market value $123,320)	120,912	120,912
Morgan Stanley, 4.415%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $96,848 (collateralized by U.S. Government Agencies; 4.000%-6.000%, due 01/01/18-10/01/35; total market value $98,940)	96,823	96,823
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
UBS Warburg LLC, 4.565%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $243,131 (collateralized by U.S. Government Agencies; DN-6.000%, due 09/25/09-10/25/39; total market value $247,936)	243,070	243,070

Total Repurchase Agreement (Cost $1,227,631)		1,227,631

Money Market Fund (1.2%)
Federated Government Obligations Money Market Fund	22,441,768	22,442

Total Money Market Fund (Cost $22,442)		22,442

Total Investments (Cost $1,868,111) (c) — 100.3%		1,868,111
Liabilities in excess of other assets — (0.3)%		(6,343)

Net Assets — 100.0%		$1,861,768

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FNMA	Security insured by Federal National Mortgage Association

FHLMC	Security insured by Federal Home Loan Mortgage Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Repurchase Agreements (93.8%)
ABN AMRO Bank N.V., 1.165%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $456,619 (collateralized by U.S. Treasury Obligations; 2.000%-8.125%, due 01/15/16-08/15/19; total market value $465,722)	456,589	456,589
Bank of America Securities, 0.965%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $243,335 (collateralized by U.S. Treasury Obligations; DN-6.375%, due 02/15/08-08/15/27; total market value $248,189)	243,322	243,322
BNP Paribas, 1.165%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $408,611 (collateralized by U.S. Treasury Obligations; 3.625%-3.875%, due 01/15/09-04/15/28; total market value $416,756)	408,584	408,584
Deutsche Bank AG, 1.465%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $47,068 (collateralized by U.S. Treasury Obligations; DN-4.875%, due 05/15/09-08/15/31; total market value $48,005)	47,064	47,064
Dresdner Bank AG, 1.365%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $260,766 (collateralized by U.S. Treasury Obligations; DN-6.250%, due 01/01/18-02/15/31; total market value $262,937)	260,746	260,746
Greenwich Capital Markets, Inc., 1.315%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $456,491 (collateralized by U.S. Treasury Obligations; 4.625%-4.875%, due 10/31/08-07/31/09; total market value $465,592)	456,458	456,458

	Shares or
	Principal
	Amount ($)	Value ($)
HSBC Securities, Inc., 1.315%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $486,420 (collateralized by U.S. Treasury Obligations; 3.250%-5.125%, due 11/15/09-02/15/15; total market value $496,113)	486,384	486,384
JPMorgan Chase & Co., 1.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $29,214 (collateralized by U.S. Treasury Obligations; 3.125%-8.750%, due 04/15/09-02/15/36; total market value $38,978)	29,212	29,212
Lehman Brothers, Inc., 1.965%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $22,949 (collateralized by U.S. Treasury Obligation; 3.750%, due 05/15/08; total market value $23,405)	22,946	22,946
Morgan Stanley, 1.215%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $175,352 (collateralized by U.S. Treasury Obligations; DN, due 08/15/20-11/15/21; total market value $178,847)	175,340	175,340
UBS Warburg LLC, 1.265%, dated 12/31/07 to be repurchased on 01/02/08, repurchase price $26,146 (collateralized by U.S. Treasury Obligation; 4.750%, due 11/15/08; total market value $26,671)	26,144	26,144

Total Repurchase Agreements (Cost $2,612,789)		2,612,789

Money Market Fund (1.1%)
Federated Treasury Obligations Fund	29,982,897	29,983

Total Money Market Fund (Cost $29,983)		29,983

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS December 31, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Classic Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Total Investments (Cost $2,642,772) (a) — 94.9%		2,642,772
Other assets in excess of liabilities — 5.1%		140,997

Net Assets — 100.0%		$2,783,769

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
The STI Classic Funds (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering the following funds as of December 31, 2007: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund (formerly Large Cap Relative Value Fund), Large Cap Growth Stock Fund (formerly Capital Appreciation Fund), Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund (formerly Mid-Cap Equity Fund), Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Fund’s prospectuses provide a description of the Funds’ investment objectives, policies, and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ administrator shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value Pricing Service to fair value their international equity securities.
The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values.
Security Transactions— During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period.
Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Contracts — Each Fund (except the Money Market Funds) may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if a counterparty is unable to meet the items of a forward currency contract or if the value of the foreign currency changes unfavorably. As of December 31, 2007, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.
Securities Lending — Each Fund (except the Life Vision and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter for each equity Fund or an amount equal to at least 100% (103% for non-U.S. securities) thereafter for any other Fund. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At December 31, 2007, the Portfolio was invested in certificates of deposit, repurchase agreements, asset backed securities, and corporate bonds (with interest rates ranging from 4.250% to 5.403% and maturity dates ranging from 1/2/2008 to 3/12/2010).
Repurchase Agreements - The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal to its commitments to purchase when-issued and forward commitment securities.
TBA Purchase Commitments - The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”
Mortgage Dollar Rolls - The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price

(including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of December 31, 2007, there were no open mortgage dollar rolls.
Bank Loans — The High Income, Seix Floating Rate High Income, Seix High Yield, and Strategic Income Funds invest in first and second lien floating rate loans (“bank loans”). These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to the borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked to market daily, are presented with the Schedule of Portfolio Investments. At December 31, 2007, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Swap Agreements — The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Seix Floating Rate High Income, Seix High Yield, Short-Term Bond, Strategic Income and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, on the Statement of Assets and Liabilities. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.
Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of December 31, 2007, all of these restricted securities have been deemed liquid by the Funds’ advisers based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.
Futures Contracts — Each of the Funds may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
Short Sales - The International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund engage in short sales (selling securities it does not own) as a part of its normal investment activities. These short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value of the short positions. The short stock rebate presented in the Statements of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.
Tender Option Bonds - The High Grade Municipal Bond and Investment Grade Tax-Exempt Bond Funds may participate in tender option bonds in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.
The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities
New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Federal Income Tax Information — At December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)
Aggressive Growth Stock Fund	389,812	94,361	(14,843)	79,518
Emerging Growth Stock Fund	171,418	27,639	(4,358)	23,281
International Equity 130/30 Fund	8,614	46	(81)	(35)
International Equity Fund	1,047,944	219,785	(19,723)	200,062
International Equity Index Fund	873,289	395,207	(12,969)	382,238
Large Cap Core Equity Fund	1,428,833	275,682	(46,556)	229,126
Large Cap Growth Stock Fund	745,483	165,782	(3,711)	162,071
Large Cap Quantitative Equity Fund	234,675	15,103	(6,891)	8,212
Large Cap Value Equity Fund	1,262,291	121,622	(78,235)	43,387
Mid-Cap Core Equity Fund	300,345	47,235	(5,819)	41,416
Mid Cap Value Equity Fund	363,359	7,497	(26,940)	(19,443)
Real Estate 130/30 Fund	6,972	60	(208)	(148)
Select Large Cap Growth Stock Fund	128,556	26,877	(1,480)	25,397
Small Cap Growth Stock Fund	819,262	130,175	(29,150)	101,025
Small Cap Value Equity Fund	798,411	76,389	(86,769)	(10,380)
U.S. Equity 130/30 Fund	11,431	—	(1,481)	(1,481)
Life Vision Aggressive Growth Fund	36,601	9,124	(31)	9,093
Life Vision Conservative Fund	10,666	356	(62)	294
Life Vision Growth and Income Fund	91,552	17,165	(235)	16,930
Life Vision Moderate Growth Fund	198,279	16,112	(471)	15,641
Life Vision Target Date 2015 Fund	3,443	—	(81)	(81)
Life Vision Target Date 2025 Fund	6,462	229	(288)	(59)
Life Vision Target Date 2035 Fund	2,873	87	(108)	(21)
Georgia Tax-Exempt Bond Fund	166,608	3,182	(815)	2,367
High Grade Municipal Bond Fund	180,615	2,496	(445)	2,051
High Income Fund	67,076	—	(2,213)	(2,213)
Intermediate Bond Fund	771,761	8,426	(1,489)	6,937
Investment Grade Bond Fund	463,754	6,613	(1,467)	5,146
Investment Grade Tax-Exempt Bond Fund	538,815	7,903	(382)	7,521
Limited Duration Fund	48,512	85	(216)	(131)
Limited-Term Federal Mortgage Securities Fund	116,308	1,900	(282)	1,618
Maryland Municipal Bond Fund	39,965	817	(289)	528
North Carolina Tax-Exempt Bond Fund	40,311	535	(160)	375
Seix Floating Rate High Income Fund	845,011	3,170	(29,195)	(26,025)
Seix High Yield Fund	883,152	2,605	(26,214)	(23,609)
Short-Term Bond Fund	451,393	3,165	(401)	2,764
Short-Term U.S. Treasury Securities Fund	101,762	1,492	—	1,492
Strategic Income Fund	120,527	381	(1,403)	(1,022)
Total Return Bond Fund	672,433	6,766	(2,278)	4,488
Ultra-Short Bond Fund	91,738	642	(165)	477
U.S. Government Securities Fund	768,165	13,109	(876)	12,233
U.S. Government Securities Ultra-Short Bond Fund	60,650	390	(41)	349
Virginia Intermediate Municipal Bond Fund	204,828	5,815	(420)	5,395
Prime Quality Money Market Fund	10,479,382	—	—	—
Tax-Exempt Money Market Fund	2,027,507	—	—	—
U.S. Government Securities Money Market Fund	1,251,610	—	—	—
U.S. Treasury Money Market Fund	1,217,754	—	—	—
Virginia Tax-Free Money Market Fund	769,816	—	—	—
Classic Institutional Cash Management Money Market Fund	3,747,646	—	—	—
Classic Institutional Municipal Cash Reserve Money Market Fund	71,239	—	—	—
Classic Institutional U.S. Government Securities Money Market Fund	1,868,111	—	—	—
Classic Institutional U.S. Treasury Securities Money Market Fund	2,642,772	—	—	—

3. Agreements and Other Transactions with Affiliates
On December 26, 2007, SunTrust Banks, Inc. (“SunTrust”) issued Promissory Notes for the benefit of the Prime Quality Money Market Fund and Classic Institutional Cash Management Money Market Fund with respect to certain investments in Structured Investment Vehicles (“SIVs”). In exchange for the Promissory Notes issued, SunTrust acquired the security interest in certain SIV securities from the Prime Quality Money Market Fund and the Institutional Cash Management Money Market to secure repayment of the Note. As a result of these transactions, both the Prime Quality Money Market Fund and the Classic Institutional Cash Management Money Market Fund will receive all amounts due for the life of, and at the maturity of the individual SIVs. The Promissory Notes are reported on the respective Schedule of Portfolio Investments and valued using amortized cost. For purposes of mark-to-market requirements of Rule 2a-7 of the 1940 Act, these securities are fair valued in accordance with the Pricing and Valuation Procedures established by the Board, as more fully described in Note 2.
4. Risks
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
The High Income, Seix Floating Rate High Income, Seix High Yield and Strategic Income Funds invest in first and second lien senior floating rate loans. The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
The International Equity, International Equity Index, International Equity 130/30, Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Bond Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investment in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.
The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) STI Classic Funds

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date February 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, STI Classic Funds

Date February 29, 2008

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date February 29, 2008

*	Print the name and title of each signing officer under his or her signature.